File Numbers 333-212515
811-04294

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ___	□
Post-Effective Amendment No. 15	☒
And/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 358	☒

Variable Annuity Account
(Exact Name of Registrant)

Minnesota Life Insurance Company
(Depositor)

400 Robert Street North, St. Paul, Minnesota 55101-2098
(Depositor’s Principal Executive Offices)
651-665-3500
(Depositor’s Telephone Number, including Area Code)

Gary R. Christensen, Esq.
Senior Vice President, General Counsel and Secretary

Minnesota Life Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101-2098
(Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
□	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on September 16, 2021 pursuant to paragraph (b) of Rule 485
□	60 days after filing pursuant to paragraph (a)(1) of Rule 485
□	on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following:

□	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Variable Annuity Contracts

Supplement dated September 16, 2021 to the following Prospectuses dated May 1, 2021
•	MultiOption® Advantage Variable Annuity
•	MultiOption ® Momentum Variable Annuity
This Prospectus Supplement (“supplement”) should be read and retained with the current variable annuity prospectus.
This supplement serves to notify you of changes to available Sub-Accounts and underlying Funds. Please read it carefully and keep it with your prospectus.
Effective September 20, 2021, the TOPS® Target RangeTM Portfolio is available to your contract.
The cover page of the prospectus is revised to add the following underlying Fund:
Northern Lights Variable Trust
•	TOPS® Target RangeTM Portfolio – Class S Shares
The subsection entitled ‘The Portfolios’, within the section entitled ‘Condensed Financial Information and Financial Statements’, is revised to add the following:
Fund Name	Investment Adviser	Investment Objective
Northern Lights Variable Trust (TOPS)
TOPS ® Target RangeTM Portfolio	ValMark Advisers, Inc. Sub-Adviser: Milliman, Inc.	Seeks to provide capital appreciation with a secondary objective of hedging risk.
This supplement must be accompanied by, and used in conjunction with, the current variable annuity prospectus. If you would like another copy of the current prospectus, please call us at 844-878-2199. The prospectus and this supplement can also be found on the U.S. Securities and Exchange Commission’s website (www.sec.gov) by searching File Nos. 333-212515 and 333-233295.
Please retain this supplement for future reference.

F97285 09-2021

MultiOption® Advantage
Variable Annuity Contract
Minnesota Life Insurance Company
MinnesotaLife
400 Robert Street North • St. Paul, Minnesota 55101-2098 • Telephone: 844-878-2199 • http://www.securian.com
This Prospectus describes an individual, flexible payment, Variable Annuity Contract (“the Contract”) offered by the Minnesota Life Insurance Company. This contract is designed for long-term investors. It may be used in connection with all types of personal retirement plans or independent of a retirement plan.
If you are a new investor in the contract, you may cancel your contract within 20 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Contract value. You should review this prospectus, or consult with your financial professional, for additional information about the specific cancellation terms that apply.
You may invest your Contract Values in our Variable Annuity Account or certain Guaranteed Interest Options that are available.
The Variable Annuity Account invests in the following Fund Portfolios:
Securian Funds Trust
•	SFT Balanced Stabilization Fund
•	SFT Core Bond Fund — Class 2 Shares
•	SFT Equity Stabilization Fund
•	SFT Government Money Market Fund
•	SFT Index 400 Mid-Cap Fund — Class 2 Shares
•	SFT Index 500 Fund — Class 2 Shares
•	SFT International Bond Fund — Class 2 Shares
•	SFT IvySM Growth Fund*
•	SFT IvySM Small Cap Growth Fund*
•	SFT Real Estate Securities Fund — Class 2 Shares
•	SFT T. Rowe Price Value Fund
•	SFT Wellington Core Equity Fund — Class 2 Shares
* ‘Ivy’ is the service mark of Ivy Distributors, Inc., an affiliate of the Ivy Investment Management Company, the funds’ subadvisor.
AB Variable Products Series Fund, Inc.
•	Dynamic Asset Allocation Portfolio — Class B Shares
American Century Variable Portfolios II, Inc.
•	VP Inflation Protection Fund — Class II Shares
American Funds Insurance Series®
•	Capital World Bond Fund — Class 2 Shares
•	Global Growth Fund — Class 2 Shares
•	Global Small Capitalization Fund — Class 2 Shares
•	Growth Fund — Class 2 Shares
•	Growth-Income Fund — Class 2 Shares
•	International Fund — Class 2 Shares
•	New World Fund® — Class 2 Shares
•	U.S. Government Securities Fund — Class 2 Shares
BlackRock Variable Series Funds, Inc.
•	BlackRock International Index V.I. Fund – Class III Shares
•	BlackRock Small Cap Index V.I. Fund – Class III Shares
Legg Mason Partners Variable Equity Trust
•	ClearBridge Variable Small Cap Growth Portfolio — Class II Shares

Fidelity® Variable Insurance Products Funds
•	Bond Index Portfolio – Service Class 2 Shares
•	Equity-Income Portfolio — Service Class 2 Shares
•	Mid Cap Portfolio — Service Class 2 Shares
Franklin Templeton Variable Insurance Products Trust
•	Franklin Small Cap Value VIP Fund — Class 2 Shares
•	Templeton Developing Markets VIP Fund — Class 2 Shares
Goldman Sachs Variable Insurance Trust
•	Goldman Sachs VIT Global Trends Allocation Fund — Service Shares
•	Goldman Sachs VIT High Quality Floating Rate Fund — Service Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
•	Invesco Oppenheimer V.I. International Growth Fund — Series II Shares
•	Invesco V.I. American Value Fund — Series II Shares
•	Invesco V.I. Comstock Fund — Series II Shares
•	Invesco V.I. Equity and Income Fund — Series II Shares
•	Invesco V.I. Small Cap Equity Fund — Series II Shares
Ivy Variable Insurance Portfolios
•	Ivy VIP Asset Strategy — Class II Shares
•	Ivy VIP Balanced — Class II Shares
•	Ivy VIP Core Equity — Class II Shares
•	Ivy VIP Global Growth — Class II Shares
•	Ivy VIP High Income — Class II Shares
•	Ivy VIP International Core Equity — Class II Shares
•	Ivy VIP Mid Cap Growth — Class II Shares
•	Ivy VIP Natural Resources — Class II Shares
•	Ivy VIP Science and Technology — Class II Shares
•	Ivy VIP Small Cap Core — Class II Shares
•	Ivy VIP Small Cap Growth — Class II Shares
•	Ivy VIP Value — Class II Shares
•	Ivy VIP Pathfinder Moderate — Managed Volatility — Class II Shares
•	Ivy VIP Pathfinder Moderately Aggressive — Managed Volatility — Class II Shares
•	Ivy VIP Pathfinder Moderately Conservative — Managed Volatility — Class II Shares
Janus Aspen Series
•	Janus Henderson Balanced Portfolio — Service Shares
•	Janus Henderson Flexible Bond Portfolio — Service Shares
•	Janus Henderson Forty Portfolio — Service Shares
•	Janus Henderson Mid Cap Value Portfolio — Service Shares
•	Janus Henderson Overseas Portfolio — Service Shares
MFS® Variable Insurance Trust II
•	MFS® International Intrinsic Value Portfolio — Service Class
Morgan Stanley Variable Insurance Fund, Inc.
•	Morgan Stanley VIF Emerging Markets Equity Portfolio — Class II Shares
ALPS Variable Investment Trust
•	Morningstar Aggressive Growth ETF Asset Allocation Portfolio — Class II Shares*
•	Morningstar Balanced ETF Asset Allocation Portfolio — Class II Shares*
•	Morningstar Conservative ETF Asset Allocation Portfolio — Class II Shares*
•	Morningstar Growth ETF Asset Allocation Portfolio — Class II Shares*
•	Morningstar Income and Growth ETF Asset Allocation Portfolio — Class II Shares*
* These Portfolios are structured as fund of funds that invest directly in shares of underlying funds. See the section entitled “An Overview of Contract Features — The Portfolios” for additional information.
Neuberger Berman Advisers Management Trust
•	Neuberger Berman AMT Sustainable Equity Portfolio — S Class Shares
PIMCO Variable Insurance Trust
•	PIMCO VIT Global Diversified Allocation Portfolio — Advisor Class Shares
•	PIMCO VIT Low Duration Portfolio — Advisor Class Shares
•	PIMCO VIT Total Return Portfolio — Advisor Class Shares

Putnam Variable Trust
•	Putnam VT Growth Opportunities Fund — Class IB Shares
•	Putnam VT International Value Fund — Class IB Shares
•	Putnam VT Large Cap Value Fund — Class IB Shares
Northern Lights Variable Trust
•	TOPS® Managed Risk Balanced ETF Portfolio — Class 2 Shares
•	TOPS® Managed Risk Flex ETF Portfolio
•	TOPS® Managed Risk Growth ETF Portfolio — Class 2 Shares
•	TOPS® Managed Risk Moderate Growth ETF Portfolio — Class 2 Shares
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for portfolio companies available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically by calling our customer service line at 844-878-2199.
You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by calling our customer service line at 844-878-2199. Your election to receive reports in paper will apply to all portfolio companies under your contract.
Your Contract Value and the amount of each Variable Annuity Payment will vary in accordance with the performance of the Sub-Accounts you select for amounts allocated to the Variable Annuity Account. You bear the entire investment risk for amounts you allocate to those Sub-Accounts. Each Sub-Account invests in a corresponding (mutual fund) Portfolio.
Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at www.investor.gov.
This Prospectus includes the information you should know before purchasing a contract. You should read it and keep it for future reference. A Statement of Additional Information, with the same date, contains further contract information. It has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling: 844-878-2199 or by writing to us at the address shown above. The table of contents for the Statement of Additional Information may be found at the end of this Prospectus. A copy of the text of this Prospectus and the Statement of Additional Information may also be found at the SEC’s web site: http://www.sec.gov, via its EDGAR database.
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
The contracts involve risks, including potential loss of principal invested. The contracts are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the FDIC, the Federal Reserve Board, or any other agency.
The date of this Prospectus and of the Statement of Additional Information is: May 1, 2021.

This Prospectus is not an offering in any jurisdiction in which the offering would be unlawful. We have not authorized any dealer, salesperson, financial professional or other person to give any information or make any representations in connection with this offering other than those contained in the Prospectus, and, if given or made, you should not rely on them.

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Special Terms
As used in this Prospectus, the following terms have the indicated meanings:
Accumulation Unit: an accounting unit of measure used to calculate the value of a Sub-Account of the Variable Annuity Account, of this Contract before Annuity Payments begin.
Accumulation Unit Value: the value of an Accumulation Unit. The Accumulation Unit Value of any Sub-Account is subject to change on any Business Day in much the same way that the value of a mutual fund share changes each day. The fluctuations in value reflect the investment results, expenses of and charges against the Portfolio in which the Sub-Account invests its assets. Fluctuations also reflect charges against the Separate Account.
Annuitant: the natural person named as Annuitant upon whose lifetime Annuity Payment benefits will be determined under the Contract. An Annuitant’s life may also be used to determine the value of death benefits and to determine the Maturity Date.
Annuity Commencement Date: the date on which Annuity Payments are elected to begin. This may be the Maturity Date or a date you select prior to the Maturity Date.
Annuity Payments: a series of payments for life; for life with a minimum number of payments guaranteed; or for the joint lifetime of the Annuitant and another person and thereafter during the lifetime of the survivor.
Business Day: generally, any day on which the New York Stock Exchange (NYSE) is open for trading. The Company’s Business Day ends at 3:00 p.m. (Central Time) or the close of regular trading of the NYSE, if earlier.
Code: the Internal Revenue Code of 1986, as amended.
Commuted Value: the present value of any remaining period certain payments payable in a lump sum. The value will be based upon the then current dollar amount of one payment and the same interest rate that served as a basis for the annuity.
Continuation Date: the Contract Anniversary following the first date we receive either a) due proof of death of a Designated Life, or b) your Written Request to remove a Designated Life due to divorce.
Continuation Factor: the factor applied to the Guaranteed Annual Income on the Continuation Date.
Contract Anniversary: the same day and month as the Contract Date for each succeeding year of this Contract.
Contract Date: the effective date of this Contract. It is also the date from which we determine Contract Anniversaries and Contract Years.
Contract Value: the sum of your values in the Variable Annuity Account, the DCA Fixed Account, and the Fixed Account, on any Valuation Date prior to the Annuity Commencement Date.
Contract Year: a period of one year beginning with the Contract Date or a Contract Anniversary.
Designated Life: for the applicable optional death benefit and optional living benefit riders, the “Designated Life” is the Owner of the Contract, or the Annuitant in the case of an Owner that is not a natural person, unless otherwise agreed to by us. The Designated Life will be used to determine the benefits under the single versions of the optional riders. The Designated Life will be shown on your

Contract rider. For the single versions of the optional rider, a Designated Life may not be added or changed after the rider effective date. For joint versions of the optional rider, an Owner must be a natural person.
Dollar Cost Averaging (DCA) Fixed Account: a Guaranteed Interest Option available for Purchase Payment allocations. Purchase Payments allocated to the DCA Fixed Account will be transferred out to the Sub-Accounts of the Variable Annuity Account that you elect, over a specified time period. Amounts in the DCA Fixed Account are part of our General Account.
Fixed Account: a Guaranteed Interest Option available for Fixed Annuity Payments. If you elect Fixed Annuity Payments, your Contract Value will be transferred to the Fixed Account as of the date we receive your election. For any period prior to the date amounts are applied to provide Annuity Payments, interest will be credited on amounts in the Fixed Account at an annual rate at least equal to the minimum guaranteed interest rate shown in your Contract. Amounts in the Fixed Account are part of our General Account.
Fixed Annuity: an annuity providing for payments of guaranteed amounts throughout the payment period.
General Account: includes assets held in the Fixed Account, DCA Fixed Account and all other Company assets not allocated to a Separate Account. General Account assets are subject to the financial strength and claims paying ability of the Company.
Guaranteed Interest Options: A type of investment option that provides an interest rate guaranteed for a specified period of time. The Guaranteed Interest Options currently include the Fixed Account (for Fixed Annuity Payments only) and the DCA Fixed Account (for new Purchase Payments only).
Joint Designated Life and Designated Lives: for the applicable optional death benefit and optional living benefit riders, the “Joint Designated Life” is either the Joint Owner or the sole primary beneficiary on the Contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse of the Designated Life. “Designated Lives” will mean both the Designated Life and Joint Designated Life. The Designated Life and Joint Designated Life will be used to determine the benefits under the joint versions of the optional riders. The Designated Life and Joint Designated Life will be shown on your Contract rider. A Joint Designated Life may be removed because of divorce, but otherwise may not be added or changed after the rider effective date. The joint versions of the optional riders are not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing the joint version of an optional rider if you have questions about your spouse’s status under federal law.
Joint Owner: if more than one owner has been designated, each owner shall be a Joint Owner of the contract. Joint Owners have equal ownership rights and must both authorize any exercising of those ownership rights unless otherwise permitted by us.
Maturity Date: the date this Contract matures. The Maturity Date will be the first of the month on or following the oldest Annuitant’s 100th birthday, unless limited by your state or otherwise agreed to by us.
Minnesota Life, we, our, us: Minnesota Life Insurance Company.

Net Investment Factor: the Net Investment Factor for a valuation period is the gross investment rate for such valuation period less a deduction for the charges to the Variable Annuity Account including any applicable optional benefit riders. The Net Investment Factor is a measure of the performance of the underlying Fund after deductions for all charges to the Variable Annuity Account including those for applicable optional benefit riders.
Non-Qualified Contract: A contract other than a Qualified Contract.
Owner: the Owner of the Contract, which could be a natural person(s), or a corporation, trust, or custodial account that holds the Contract as agent for the sole benefit of a natural person(s). The Owner has all of the rights under the Contract.
Portfolio(s), Fund(s): the mutual funds whose separate investment Portfolios we have designated as eligible investments for the Variable Annuity Account. Each Sub-Account of the Variable Annuity Account invests in a different Portfolio. Currently these include the Portfolios shown on the cover page of this Prospectus.
Pro-rata Basis: values adjusted on a Pro-rata Basis means that the value being adjusted will be reduced by an amount equal to (a) multiplied by (b) divided by (c) where:
(a)
is the value that is being adjusted immediately prior to the withdrawal,
(b)
is the total amount withdrawn, including any applicable charges, and
(c)
is the Contract Value immediately prior to the withdrawal.
Purchase Payments: amounts paid to us under your Contract in consideration of the benefits provided.
Qualified Contract: A contract issued to an employer sponsored retirement plan or an individual retirement annuity or account that receives favorable tax treatment under Section 401, 404, 408, 408A or 457 of the Code. Currently, we issue Qualified Contracts that may include, but are not limited to, Traditional IRAs, Roth IRAs, and Simplified Employee Pension (SEP) IRAs.
Rate Sheet Prospectus Supplement: supplements to the Prospectus that we periodically file with the SEC that provide and modify certain rates associated with the optional living benefit riders. Rate Sheet Prospectus Supplements disclose the benefit base enhancement rate, Continuation Factor, and annual income percentage that will be available for new contract purchases for a specified period. Current Rate Sheet Prospectus Supplements are available to Owners at the time of new contract purchases, if applicable.
Separate Account: a separate investment account for which the investment experience of its assets is separate from that of our other assets.
Sub-Account: a division of the Variable Annuity Account. Each Sub-Account invests in a different Portfolio.
Valuation Date or Valuation Days: each date on which a Portfolio is valued.
Variable Annuity: an annuity providing for deferred payments varying in amount in accordance with the investment experience of the Portfolios the value of which may vary.
Variable Annuity Account: a separate investment account called the Variable Annuity Account. The investment experience of its assets is separate from that of our other assets.
You, Your: the Owner.

How To Contact Us
We make it easy for you to find information on your annuity. Here’s how you can get the answers you need.
On the Internet
Visit our online servicing site 24 hours a day, 7 days a week at www.securian.com/myaccount.
Annuity Service Line
• Call our service line at 844-878-2199 to speak with one of our customer service representatives. They’re available Monday through Friday from 7:30 a.m. to 4:30 p.m. Central Time during normal business days.
By Mail
• Purchase Payments, service requests, and inquiries sent by regular mail should be sent to: Minnesota Life Annuity Services P.O. Box 64628 St. Paul, MN 55164-0628
• All overnight express mail should be sent to: Annuity Services A3-9999 400 Robert Street North St. Paul, MN 55101-2098

• To receive a current copy of the MultiOption® Advantage Variable Annuity Statement of Additional Information (SAI) without charge, call 844-878-2199, or complete and detach the following and send it to:
Minnesota Life Insurance Company Annuity Services P.O. Box 64628 St. Paul, MN 55164-0628
Name
Address
City	State	Zip
An Overview of Contract Features
Annuity Contracts
An annuity is a contract between an Owner and an insurance company, where the insurance company promises to pay you an income in the form of Annuity Payments. These payments begin on a designated date, referred to as the Annuity Commencement Date. An annuity contract may be “deferred” or “immediate”. An immediate annuity contract is one in which Annuity Payments begin right away, generally within a month or two after our receipt of your Purchase Payment, but no later than one year from the date of initial purchase. A deferred annuity delays your Annuity Payments until a later date. During this deferral period, also known as the accumulation period, your annuity Purchase Payments and any earnings accumulate on a tax deferred basis. Tax deferral means you are not taxed until you take money out of your annuity.

Type of Contract
The Contract is a Variable Annuity because the value of your contract can increase or decrease based on the investment experience of the Portfolios in the Separate Account. If you invest in the Separate Account, the amount of money you accumulate in your contract during the accumulation phase depends upon the performance of the Portfolios you select. You can lose money for amounts you allocate to the Separate Account. Guarantees provided by the insurance company as to the benefits promised in the Contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees.
Below is a summary of certain contract features and expenses. Please see the corresponding section of the prospectus for complete details, restrictions or limitations that may apply.
State variations of certain features may exist and the contract may not be available in every state. The state in which your contract is issued governs whether or not certain features, riders, charges or fees are available or will vary under your contract. These variations are reflected in your contract and in riders or endorsements to your contract. In addition, we may offer other Variable Annuity contracts which could be more or less expensive, or have different benefits from this contract. See your registered financial representative for more information and to help determine if this product is right for you.
Purchase Payments:*
Initial Minimum	$25,000 for Qualified and Non-Qualified Contracts
Subsequent payment minimum	$500 ($100 for automatic payment plans)
Maximum cumulative Purchase Payments ** (without our prior consent)	$1,000,000
*	Please note: If you intend to use this contract as part of an employer sponsored retirement plan or it is a Qualified Contract, the retirement plan or Qualified Contract may have contribution minimums or maximums that are different than those that apply to this contract. In addition, you will receive no additional benefit from the tax deferral feature of the annuity since the employer sponsored retirement plan (if it is tax qualified) or Qualified Contract is already tax deferred. You should consult your tax advisor to ensure that you meet all of the requirements and limitations, and to be sure this contract is appropriate to your situation.
**	Restrictions on additional Purchase Payments may apply and are described later in this Prospectus. See the section entitled “Description of the Contract — Purchase Payments” for details. If you elect an optional death benefit rider or optional living benefit rider, there may be additional restrictions on Purchase Payments. See the sections entitled “Death Benefit and Optional Death Benefits” and “Optional Living Benefit Riders” for details.
Investment Options:
Fixed Account (available only for Fixed Annuity Payments)	Minnesota Life General Account
DCA Fixed Account (new Purchase Payments only)	6 Month Option
DCA Fixed Account (new Purchase Payments only)	12 Month Option
Variable Annuity Account	See the list of Portfolios on the cover page

Withdrawal Options. Until you annuitize, you have full access to your money. You can choose to withdraw your Contract Value at any time (although if you withdraw early, you may have to pay a deferred sales charge and/or taxes, including tax penalties). Under the contract, withdrawals must meet certain minimum amounts ($250) and may be subject to charges. In certain cases, we waive the deferred sales charge on withdrawal or surrender. If you select certain optional benefits, withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider.
Death Benefit and Optional Death Benefit
Your Contract provides a standard death benefit equal to your Contract Value. The optional Return of Purchase Payments Death Benefit (“ROPP DB”) may also be selected for an additional charge and may provide the opportunity for a larger death benefit.
Once you elect an optional rider, you may not cancel it. Please refer to the section entitled “Optional Death Benefit Rider” later in the Prospectus for a complete description of the rider, its benefits, limitations, restrictions and availability with other riders. Please also refer to the section entitled “Optional Contract Rider Charges” later in the Prospectus for a complete description of the rider charges.
Allocation of Contract Values
You can change your allocation of future Purchase Payments by giving us written notice or a telephone call notifying us of the change. New Purchase Payments may be allocated among the Portfolios or to the DCA Fixed Account. Before Annuity Payments begin, you may transfer all or a part of your Contract Value among the Portfolios. If you elect a living benefit rider, your investment options may be limited to options permitted by us.
Available Annuity Options
The annuity options available include a life annuity; a life annuity with a period certain of 120 months, 180 months, or 240 months; and a joint and last survivor annuity. Other annuity options may be available from us on request. Annuity options are payable as a Fixed Annuity.
Optional Living Benefit Riders
Certain optional contract riders may be available to you for an additional charge. These are sometimes referred to as “living benefits.” Only one living benefit may be elected on a contract. When you elect a living benefit rider your investment choices may be limited and you must allocate your entire Contract Value to an allocation plan permitted by us. Please refer to the section entitled “CustomChoice II Allocation Option” and “SimpleChoice Asset Allocation Portfolios” for information on the investment allocation plans permitted with the riders. For complete details on the allocation plans and investment options available with the riders, please refer to the specific rider sections in the Prospectus. Purchase Payment amounts after your initial Purchase Payment may also be limited.
Each optional contract rider may or may not be beneficial to you depending on your specific circumstances and how you intend to use your Contract. For example, if you take withdrawals in excess of the annual guaranteed amount(s), it may adversely affect the benefit of the optional contract rider. Each rider also has a charge that applies to it. The charges are discussed in the section entitled “Optional Contract Rider Charges.”

MyPath Lifetime Income Optional Riders
We currently offer the following single and joint versions of optional living benefit riders, each of which is a guaranteed lifetime withdrawal benefit rider:
•	MyPath Edge (Single and Joint),
•	MyPath Horizon (Single, Joint, and Joint 50), and
•	MyPath Journey (Single, Joint, and Joint 50).
Collectively, these optional riders, along with the MyPath Ascend 2.0 (Single, Joint, and Joint 50), MyPath Core Flex (Single and Joint), MyPath Summit (Single and Joint), and MyPath Value (Single and Joint) optional riders are sometimes referred to as the MyPath Lifetime Income optional riders.
Each of the MyPath Lifetime Income optional riders is designed to provide a benefit that guarantees the Owner a minimum annual withdrawal amount beginning on or after a certain date (referred to as the benefit date) and continuing over the lifetime of the Designated Life (for Single versions), and over the lifetime of two Designated Lives (for Joint versions), regardless of the underlying Sub-Account performance. The amount received will be in the form of a withdrawal from your Contract Value if the Contract Value is greater than zero. If the Contract Value falls to zero, the amount received will be pursuant to the automatic payment phase. Please be aware that if you withdraw more than the guaranteed annual withdrawal amount, that withdrawal may adversely reduce the amount you can withdraw in future years, and as a result the benefit may be reduced or eliminated.
Additionally, please be aware that the withdrawal amount available with the MyPath Ascend 2.0 — Joint 50, MyPath Horizon — Joint 50, and MyPath Journey — Joint 50 riders will be reduced by applying a Continuation Factor on the Continuation Date. The Continuation Date is the Contract Anniversary following the first date we receive either a) due proof of death of a Designated Life, or b) your Written Request to remove a Designated Life due to divorce.
Once you elect one of these optional riders, you may not cancel it. Please refer to the section entitled “Optional Living Benefit Riders” later in the Prospectus for a complete description of each rider, its benefits, and its limitations and restrictions. Please also refer to the section entitled “Optional Contract Rider Charges” later in the Prospectus for a complete description of the rider charges.
Owner Charges and Expenses
The following contract expense information is intended to illustrate the expenses of the MultiOption® Advantage Variable Annuity Contract. All expenses shown are rounded to the nearest dollar.
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted and range from 0% to 3.5%, depending on applicable law.
Contract Owner Transaction Expenses
Sales Load Imposed on Purchases
(as a percentage of purchase payments)	None
Deferred Sales Charge
•	Deferred sales charges may apply to withdrawals, partial surrenders and surrenders. (as a percentage of each Purchase Payment)

Years Since Purchase Payment	0-1	1-2	2-3	3 and thereafter
Deferred Sales Charge	2%	2%	1%	0%

Surrender Fees	None
Transfer Fee
Maximum Charge	$10*

*	(We reserve the right to impose a $10 charge for each transfer when transfer requests exceed 12 in a single Contract Year. Currently this fee is waived.)
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio company fees and expenses.
Annual Maintenance Fee**	$50
**	(Applies only to contracts where the greater of the Contract Value or Purchase Payments, less withdrawals prior to annuitization, is less than $75,000 on the Contract Anniversary and at surrender.)
Separate Account Annual Expenses Before Annuity Payments Commence (as a percentage of Contract Value)
Base Contract Separate Account Charges
Mortality and Expense Risk Charge	0.15%
Administrative Charge	0.15%
Total Base Contract Separate Account Annual Expenses (No Optional Riders)	0.30%
Optional Separate Account Charges
None
Maximum Possible Separate Account Charge Combinations
Total Charge: Base Contract
Base Contract	0.30%
(The ROPP DB and each of the optional living benefit riders are not included with the above charges because these charges are calculated on a different basis than the above-described charges.)
Other Optional Benefit Charges
Optional Rider	Maximum Possible Charge Annual Percentage	Current Benefit Charge Annual Percentage	To determine the amount to be deducted, the Annual Charge Percentage is multiplied by the:	The Benefit Charge is deducted on each:
Optional Death Benefit Riders Currently Offered
Return of Purchase Payments Death Benefit Charge			Return of Purchase Payments Death Benefit	Quarterly Contract Anniversary
Age at issue 0 – 70:	0.15%	0.15%
Age at issue 71 – 75:	0.35%	0.35%
Optional Living Benefit Riders Currently Offered
MyPath Edge – Single Charge – Level Option	2.25%	1.50%	Greater of Contract Value or Benefit Base	Quarterly Contract Anniversary

Optional Rider	Maximum Possible Charge Annual Percentage	Current Benefit Charge Annual Percentage	To determine the amount to be deducted, the Annual Charge Percentage is multiplied by the:	The Benefit Charge is deducted on each:
MyPath Edge – Single Charge – Plus Option	2.25%	1.50%	Greater of Contract Value or Benefit Base	Quarterly Contract Anniversary
MyPath Edge – Joint Charge – Level Option	2.25%	1.50%	Greater of Contract Value or Benefit Base	Quarterly Contract Anniversary
MyPath Edge – Joint Charge – Plus Option	2.25%	1.50%	Greater of Contract Value or Benefit Base	Quarterly Contract Anniversary
MyPath Horizon — Single Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base	Quarterly Contract Anniversary
MyPath Horizon — Joint Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base	Quarterly Contract Anniversary
MyPath Horizon — Joint 50 Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base	Quarterly Contract Anniversary
MyPath Journey – Single Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base	Quarterly Contract Anniversary
MyPath Journey – Joint Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base	Quarterly Contract Anniversary
MyPath Journey – Joint 50 Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base	Quarterly Contract Anniversary
Optional Living Benefits No Longer Offered
MyPath Core Flex — Single Charge	2.00%	1.20%	Greater of Contract Value or Benefit Base	Quarterly Contract Anniversary
MyPath Core Flex — Joint Charge	2.00%	1.30%	Greater of Contract Value or Benefit Base	Quarterly Contract Anniversary
MyPath Ascend 2.0 — Single Charge	2.25%	1.40%	Greater of Contract Value or Benefit Base	Quarterly Contract Anniversary
MyPath Ascend 2.0 — Joint Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base	Quarterly Contract Anniversary
MyPath Ascend 2.0 — Joint 50 Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base	Quarterly Contract Anniversary
MyPath Value — Single Charge	1.00%	0.55%	Greater of Contract Value or Benefit Base	Quarterly Contract Anniversary
MyPath Value — Joint Charge	1.00%	0.65%	Greater of Contract Value or Benefit Base	Quarterly Contract Anniversary

Optional Rider	Maximum Possible Charge Annual Percentage	Current Benefit Charge Annual Percentage	To determine the amount to be deducted, the Annual Charge Percentage is multiplied by the:	The Benefit Charge is deducted on each:
MyPath Summit — Single Charge	2.25%	1.40%	Greater of Contract Value or Benefit Base	Quarterly Contract Anniversary
MyPath Summit — Joint Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base	Quarterly Contract Anniversary
The next item shows the minimum and maximum total operating expenses charged by the Portfolios (before any waivers or reimbursements) that you may pay periodically during the time that you own the Contract. More detail concerning each of the Portfolio’s fees and expenses is contained in the Prospectus for each Portfolio.
Please note that you may only elect one living benefit rider with your Contract. Please refer to the “Optional Death Benefit Rider” and “Optional Living Benefit Rider” sections for complete details on the eligibility to purchase death benefit riders with other optional riders. For additional information on Purchase Payment pricing and valuation, please refer to the “Purchase Payments and Value of the Contract” section of the Prospectus.
	Minimum	Maximum
Total Annual Portfolio Company Operating Expenses (expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.37%	1.67%
Contract Owner Expense Example
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other Variable Annuity contracts. These costs include Owner transaction expenses, annual maintenance fees, Separate Account annual expenses, and Portfolio company fees and expenses.
Please note:
•	You may elect only one optional living benefit rider on the Contract.
•	You may not elect the ROPP DB with any optional living benefit rider.
The Example assumes that you invest $10,000 in the Contract and take no withdrawals for the time periods indicated. The Example also assumes that your investment has a 5% return each year, and uses the Separate Account annual expenses before Annuity Payments commence. The Example is shown using both the least expensive Portfolio (Minimum Fund Expenses) and the most expensive Portfolio (Maximum Fund Expenses) before any reimbursements, with the most expensive contract design over the time period:
•	Base + MyPath Journey – Single
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrendered your contract at the end of the applicable time period				If you annuitize at the end of the applicable time period or you do not surrender your contract
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Maximum Fund Expenses
Base + MyPath Journey — Single	$627	$ 1,413	$2,248	$4,965	$427	$1,313	$2,248	$4,965
Minimum Fund Expenses
Base + MyPath Journey — Single	$498	$1,024	$1,599	$3,687	$298	$ 924	$1,599	$3,687
Note: In the above example, the charge for MyPath Journey — Single assumes the maximum annual fee rate of 2.25% applies for each of the years. If your rider charge is not at the maximum annual fee rate, then your expenses would be less than those shown above.
The examples contained in this table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.
Condensed Financial Information and Financial Statements
The complete financial statements of the Variable Annuity Account and Minnesota Life are included in the Statement of Additional Information.
The Portfolios
Below is a list of the Portfolios, their investment adviser and, if applicable, investment sub-adviser, and investment objective. Prospectuses for the Portfolios contain more detailed information about each Portfolio, including discussion of the Portfolio’s investment techniques and risks associated with its investments. No assurance can be given that a Portfolio will achieve its investment objective. You should carefully read these prospectuses before investing in the contract. Please contact us to receive a copy of the Portfolio prospectuses. If you received a summary prospectus for a Portfolio, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Portfolio prospectus.
Fund Name	Investment Adviser	Investment Objective
AB Variable Products Series Fund, Inc.
Dynamic Asset Allocation Portfolio – Class B Shares*	AllianceBernstein L.P.	Seeks to maximize total return consistent with the Adviser’s determination of reasonable risk.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco Oppenheimer V.I. International Growth Fund – Series II Shares	Invesco Advisers, Inc.	Seeks capital appreciation.
Invesco V.I. American Value Fund – Series II Shares	Invesco Advisers, Inc.	Long-term capital appreciation.
Invesco V.I. Comstock Fund – Series II Shares	Invesco Advisers, Inc.	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Invesco V.I. Equity and Income Fund – Series II Shares	Invesco Advisers, Inc.	Seeks both capital appreciation and current income.
Invesco V.I. Small Cap Equity Fund – Series II Shares	Invesco Advisers, Inc.	Long-term growth of capital.

Fund Name	Investment Adviser	Investment Objective
ALPS Variable Investment Trust (Morningstar)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II Shares	ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	Seeks to provide investors with capital appreciation.
Morningstar Balanced ETF Asset Allocation Portfolio – Class II Shares	ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	Seeks to provide investors with capital appreciation and some current income.
Morningstar Conservative ETF Asset Allocation Portfolio – Class II Shares	ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	Seeks to provide investors with current income and preservation of capital.
Morningstar Growth ETF Asset Allocation Portfolio – Class II Shares	ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	Seeks to provide investors with capital appreciation.
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II Shares	ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	Seeks to provide investors with current income and capital appreciation.
American Century Variable Portfolios II, Inc.
VP Inflation Protection Fund – Class II Shares	American Century Investment Management, Inc.	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Funds Insurance Series®
Capital World Bond Fund – Class 2 Shares	Capital Research and Management Company	The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.
Global Growth Fund – Class 2 Shares	Capital Research and Management Company	The fund’s investment objective is to provide long-term growth of capital.
Global Small Capitalization Fund – Class 2 Shares	Capital Research and Management Company	The fund’s investment objective is to provide long-term growth of capital.
Growth Fund – Class 2 Shares	Capital Research and Management Company	The fund’s investment objective is to provide growth of capital.
Growth-Income Fund – Class 2 Shares	Capital Research and Management Company	The fund’s investment objectives are to achieve long-term growth of capital and income.
International Fund – Class 2 Shares	Capital Research and Management Company	The fund’s investment objective is to provide long-term growth of capital.
New World Fund® – Class 2 Shares	Capital Research and Management Company	The fund’s investment objective is long-term capital appreciation.
U.S. Government Securities Fund – Class 2 Shares	Capital Research and Management Company	The fund’s investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital.

Fund Name	Investment Adviser	Investment Objective
BlackRock Variable Insurance Funds, Inc.
BlackRock International Index V.I. Fund – Class III Shares	BlackRock Advisors, LLC	Seeks to match the performance of the MSCI EAFE Index (Europe, Australasia, Far East) (the “MSCI EAFE Index” or the “Underlying Index”) in U.S. dollars with net dividends as closely as possible before the deduction of Fund expenses.
BlackRock Small Cap Index V.I. Fund – Class III Shares	BlackRock Advisors, LLC	Seeks to match the performance of the Russell 2000® Index (the “Russell 2000” or the “Underlying Index”) as closely as possible before the deduction of Fund expenses.
Fidelity ® Variable Insurance Products Funds
Bond Index Portfolio – Service Class 2 Shares	Fidelity Management & Research Company LLC (FMR) Sub-Adviser: Other investment advisers serve as sub-advisers for the fund.	Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index.
Equity-Income Portfolio – Service Class 2 Shares	Fidelity Management & Research Company LLC (FMR) Sub-Adviser: Other investment advisers serve as sub-advisers for the fund.	Seeks reasonable income and the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500SM Index (S&P 500®).
Mid Cap Portfolio – Service Class 2 Shares	Fidelity Management & Research Company LLC (FMR) Sub-Adviser: Other investment advisers serve as sub-advisers for the fund.	Seeks long-term growth of capital.
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Value VIP Fund – Class 2 Shares	Franklin Mutual Advisers, LLC	Seeks long-term total return.
Templeton Developing Markets VIP Fund – Class 2 Shares	Franklin Templeton Investment Management Limited	Seeks long-term capital appreciation.
Goldman Sachs Variable Insurance Trust
Goldman Sachs VIT Global Trends Allocation Fund – Service Shares	Goldman Sachs Asset Management, L.P.	Seeks total return while seeking to provide volatility management.
Goldman Sachs VIT High Quality Floating Rate Fund – Service Shares	Goldman Sachs Asset Management, L.P.	Seeks to provide a high level of current income, consistent with low volatility of principal.
Ivy Variable Insurance Portfolios
Ivy VIP Asset Strategy – Class II Shares	Ivy Investment Management Company	To seek to provide total return.
Ivy VIP Balanced – Class II Shares	Ivy Investment Management Company	To seek to provide total return through a combination of capital appreciation and current income.
Ivy VIP Core Equity – Class II Shares	Ivy Investment Management Company	To seek to provide capital growth and appreciation.
Ivy VIP Global Growth – Class II Shares	Ivy Investment Management Company	To seek to provide growth of capital.
Ivy VIP High Income – Class II Shares	Ivy Investment Management Company	To seek to provide total return through a combination of high current income and capital appreciation.

Fund Name	Investment Adviser	Investment Objective
Ivy VIP International Core Equity – Class II Shares	Ivy Investment Management Company	To seek to provide capital growth and appreciation.
Ivy VIP Mid Cap Growth – Class II Shares	Ivy Investment Management Company	To seek to provide growth of capital.
Ivy VIP Natural Resources – Class II Shares	Ivy Investment Management Company	To seek to provide capital growth and appreciation.
Ivy VIP Science and Technology – Class II Shares	Ivy Investment Management Company	To seek to provide growth of capital.
Ivy VIP Small Cap Core – Class II Shares	Ivy Investment Management Company	To seek to provide capital appreciation.
Ivy VIP Small Cap Growth – Class II Shares	Ivy Investment Management Company	To seek to provide growth of capital.
Ivy VIP Value – Class II Shares	Ivy Investment Management Company	To seek to provide capital appreciation.
Ivy VIP Pathfinder Moderate – Managed Volatility – Class II Shares*	Ivy Investment Management Company Sub-Adviser: Securian Asset Management, Inc.	To seek to provide total return consistent with a moderate level of risk as compared to the other Ivy VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.
Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility – Class II Shares*	Ivy Investment Management Company Sub-Adviser: Securian Asset Management, Inc.	Seeks to provide growth of capital, but also to seek income consistent with a moderately aggressive level of risk as compared to the other Ivy VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.
Ivy VIP Pathfinder Moderately Conservative – Managed Volatility – Class II Shares*	Ivy Investment Management Company Sub-Adviser: Securian Asset Management, Inc.	Seeks to provide total return consistent with a moderately conservative level of risk as compared to the other Ivy VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.
Janus Aspen Series
Janus Henderson Balanced Portfolio – Service Shares	Janus Capital Management LLC	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Henderson Flexible Bond Portfolio – Service Shares	Janus Capital Management LLC	Seeks to obtain maximum total return, consistent with preservation of capital.
Janus Henderson Forty Portfolio – Service Shares	Janus Capital Management LLC	Seeks long-term growth of capital.
Janus Henderson Mid Cap Value Portfolio – Service Shares	Janus Capital Management LLC	Seeks capital appreciation.
Janus Henderson Overseas Portfolio – Service Shares	Janus Capital Management LLC	Seeks long-term growth of capital.
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Small Cap Growth Portfolio – Class II Shares	Legg Mason Partners Fund Advisor, LLC Sub-Adviser: ClearBridge Investments, LLC	Seeks long-term growth of capital.
MFS ® Variable Insurance Trust II
MFS ® International Intrinsic Value Portfolio – Service Class	Massachusetts Financial Services Company	To seek capital appreciation.

Fund Name	Investment Adviser	Investment Objective
Morgan Stanley Variable Insurance Fund, Inc.
Emerging Markets Equity Portfolio – Class II Shares	Morgan Stanley Investment Management Inc. Sub-Adviser: Morgan Stanley Investment Management Company	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.
Neuberger Berman Advisers Management Trust
Neuberger Berman AMT Sustainable Equity Portfolio – S Class Shares	Neuberger Berman Investment Advisers LLC	The fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.
Northern Lights Variable Trust (TOPS)
TOPS ® Managed Risk Balanced ETF Portfolio – Class 2 Shares*	ValMark Advisers, Inc. Sub-Adviser: Milliman, Inc.	Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
TOPS ® Managed Risk Flex ETF Portfolio*	ValMark Advisers, Inc. Sub-Adviser: Milliman, Inc.	Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
TOPS ® Managed Risk Growth ETF Portfolio – Class 2 Shares*	ValMark Advisers, Inc. Sub-Adviser: Milliman, Inc.	Seeks capital appreciation with less volatility than the equity markets as a whole.
TOPS ® Managed Risk Moderate Growth ETF Portfolio – Class 2 Shares*	ValMark Advisers, Inc. Sub-Adviser: Milliman, Inc.	Seeks capital appreciation with less volatility than the equity markets as a whole.
PIMCO Variable Insurance Trust
PIMCO VIT Global Diversified Allocation Portfolio – Advisor Class Shares*	Pacific Investment Management Company LLC (“PIMCO”)	Seeks to maximize risk-adjusted total return relative to a blend of 60% MSCI World Index 40% Bloomberg Barclays U.S. Aggregate Index.
PIMCO VIT Low Duration Portfolio – Advisor Class Shares	Pacific Investment Management Company LLC (“PIMCO”)	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Total Return Portfolio – Advisor Class Shares	Pacific Investment Management Company LLC (“PIMCO”)	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust
Putnam VT International Value Fund – Class IB Shares	Putnam Investment Management, LLC	Seeks growth of capital. Current income is a secondary objective.
Putnam VT Growth Opportunities Fund – Class IB Shares	Putnam Investment Management, LLC	Seeks capital appreciation.
Putnam VT Large Cap Value Fund – Class IB Shares	Putnam Investment Management, LLC	Seeks capital growth and current income.
Securian Funds Trust
SFT Balanced Stabilization Fund*	Securian Asset Management, Inc.	Seeks to maximize risk-adjusted total return relative to its blended benchmark index comprised of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index (the Benchmark Index).

Fund Name	Investment Adviser	Investment Objective
SFT Core Bond Fund – Class 2 Shares	Securian Asset Management, Inc.	Seeks as high a level of a long-term total rate of return as is consistent with prudent investment risk. The Portfolio also seeks preservation of capital as a secondary objective.
SFT Equity Stabilization Fund*	Securian Asset Management, Inc.	Seeks to maximize risk-adjusted total return relative to its blended benchmark index, comprised of 60% S&P 500 Low Volatility Index, 20% S&P BMI International Developed Low Volatility Index and 20% Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index (the Benchmark Index).
SFT Government Money Market Fund	Securian Asset Management, Inc.	Seeks maximum current income to the extent consistent with liquidity and the preservation of capital. (1)
SFT Index 400 Mid-Cap Fund – Class 2 Shares	Securian Asset Management, Inc.	Seeks investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the Standard & Poor’s 400 MidCap Index (the S&P 400).
SFT Index 500 Fund – Class 2 Shares	Securian Asset Management, Inc.	Seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor’s 500 Composite Stock Price Index (the S&P 500).
SFT International Bond Fund – Class 2 Shares	Securian Asset Management, Inc. Sub-Adviser: Brandywine Global Investment Management, LLC	Seeks to maximize current income, consistent with the protection of principal.
SFT IvySM Growth Fund	Securian Asset Management, Inc. Sub-Adviser: Ivy Investment Management Company	Seeks to provide growth of capital.
SFT IvySM Small Cap Growth Fund	Securian Asset Management, Inc. Sub-Adviser: Ivy Investment Management Company	Seeks to provide growth of capital.
SFT Real Estate Securities Fund – Class 2 Shares	Securian Asset Management, Inc.	Seeks above average income and long-term growth of capital.
SFT T. Rowe Price Value Fund	Securian Asset Management, Inc. Sub-Adviser: T. Rowe Price Associates, Inc.	Seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.
SFT Wellington Core Equity Fund – Class 2 Shares	Securian Asset Management, Inc. Sub-Adviser: Wellington Management Company LLP	Seeks growth of capital.
*	This Fund employs a managed volatility strategy.
(1)	Although the SFT Government Money Market Fund seeks to preserve its net asset value at $1.00, per share, it cannot guarantee it will do so. An investment in the SFT Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. The SFT Government Money Market Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the SFT Government Money Market Fund at any time. In addition, because of expenses incurred by sub-accounts in the Variable Annuity Account, during extended periods of low interest rates, the yield of the sub-account that invests in the SFT Government Money Market Fund may become extremely low and possibly negative.
Description of the Contract
Your contract may be used in connection with certain employer sponsored retirement plans or individual retirement annuities adopted by, or on behalf of individuals. It may also be purchased by individuals not as a part of any employer sponsored retirement plan or individual retirement annuities. The contract provides for Variable Annuity or Fixed Annuity Payments to begin at some future date.
You must complete an application and submit it to us. We will review your application form for compliance with our issue criteria, and if it is accepted, we will issue the contract to you. If the contract is issued as an inherited IRA, no living benefit riders are permitted. We currently require each Owner and Annuitant to be 85 years old or less at the time the contract is issued. In some states you may be able to purchase the contract through an automated electronic transmission process. Ask your financial representative about availability and details.
Ownership, Annuitants, and Beneficiaries
Owner
You, as the Owner, have all the rights under the contract, both before and after the Annuity Commencement Date. The Owner is designated on the Contract Date. You may change the Owner at any time, but the new Owner must meet our issue requirements in effect on the date we receive your written request to change the Owner. If the Owner, who is not also the Annuitant, dies on or after the Annuity Commencement Date, the beneficiary will become the new Owner.
Qualified Contracts can only have one Owner. Non-Qualified Contracts can be owned by up to two natural Owners. If a contract has Joint Owners, the Joint Owners have equal ownership rights and both must authorize any exercising of those ownership rights unless otherwise permitted by us.
Annuitant
The Annuitant is the natural person(s) upon whose life Annuity Payment benefits will be determined under the contract. The Annuitant’s life may also be used to determine the value of death benefits and to determine the Maturity Date. You can change the Annuitant on an individually owned Non-Qualified Contract at any time before the Annuity Commencement Date, but you cannot change the Annuitant if the Owner is not a natural person, such as a trust, corporation or similar entity. If the Annuitant is not the Owner and dies prior to the Annuity Commencement Date, the Owner may name a new Annuitant if the Owner is a natural person. If a new Annuitant is not named, the youngest Owner will become the Annuitant. If the Owner is not a natural person and the Annuitant dies prior to the Annuity Commencement Date, the death will be treated as the death of the Owner, as further described in the section of this Prospectus entitled “Death Benefits”.
You may name a joint Annuitant, whose life, together with the Annuitant’s, Annuity Payment benefits will be determined under the contract.
Designating different persons as Owner(s) and Annuitant(s) can have important impacts on whether a death benefit is paid, and on who receives it. For more information, please see the section of this Prospectus entitled ‘Death Benefits’. You should consult your financial professional for assistance in designating and changing Owners and Annuitants.

Beneficiary
The person, persons or entity designated by you to receive any death benefit proceeds payable on the death of any Owner prior to the Annuity Commencement Date; or to receive any remaining Annuity Payments payable on the death of the Annuitant after the Annuity Commencement Date. The beneficiary will be the first person on the following list who is alive on the date of death: a surviving Owner (if any), the primary (class 1) beneficiary, the secondary (class 2) beneficiary or, if none of the above is alive, your estate.
If the Owner dies on or after the Annuity Commencement Date, the Beneficiary will become the new Owner.
Right of Cancellation or “Free Look”
You should read your contract carefully as soon as you receive it. You may cancel your contract within twenty days after its delivery, for any reason, by giving us written notice at: Annuity Services P.O. Box 64628 St. Paul, MN 55164-0628. If you cancel and return your contract during the “free look period”, we will refund to you the amount of your Contract Value plus any premium tax charges that may have been deducted, or such other amount as required by your state. Purchase Payments will be invested in accordance with your allocation instructions during the free look period. You may bear the investment risk for your Purchase Payments during this period.
Payment of the requested refund will be made to you within seven days after we receive notice of cancellation. In some states, the free look period may be longer. See your contract for complete details regarding your right to cancel.
1035 Exchanges or Replacements
If you are considering the purchase of this contract with the proceeds of another annuity or life insurance contract, also referred to as a “Section 1035 Exchange” or “Replacement”, it may or may not be advantageous to replace your existing contract with this contract. You should compare both contracts carefully. You may have to pay surrender charges on your old contract and there is a deferred sales charge period for this contract. In addition, the charges for this contract may be higher (or lower) and the benefits or investment options may be different from your old contract. You should not exchange another contract for this one unless you determine, after knowing all of the facts, that the exchange is in your best interest. For additional information regarding the tax impact in Section 1035 Exchanges, see “Federal Tax Status — Section 1035 Exchanges.”
Purchase Payments
You choose when to make Purchase Payments. Your initial Purchase Payment for both Qualified and Non-Qualified Contracts must be at least equal to $25,000 and must be in U.S. dollars. You must submit this amount along with your application. We will allocate Purchase Payments on the basis of Accumulation Unit Values next determined after receipt of your request at our home office. In order to receive the current day pricing, Purchase Payments must be received by 3:00 p.m. (Central Time). For additional information on Purchase Payment pricing and valuation, please refer to the “Purchase Payments and Value of the Contract” section of the Prospectus.

We may reduce the initial Purchase Payment requirement if you purchase this contract through a 1035 exchange or qualified retirement plan direct transfer from a contract issued by another carrier and at the time of application the value of the other contract(s) meets or exceeds the applicable minimum initial Purchase Payment for this contract, but prior to receipt by us of the proceeds from the other contract(s), the value drops below the minimum initial Purchase Payment requirement due to market conditions.
You must submit this amount along with your application. There may also be limits on the maximum contributions that you can make to employer sponsored retirement plans or Qualified Contracts. Be sure to review your employer sponsored retirement plan or your Qualified Contract’s contribution rules, applicable to your situation.
We will return your initial payment or any subsequent payment within five Business Days if: (1) your application or instructions fail to specify which Portfolios you desire, or are otherwise incomplete, or (2) you do not consent to our retention of your payment until the application or instructions are made complete and in “good order.”
Purchase Payments subsequent to your initial payment must be at least $500 regardless of whether it is a Qualified or Non-Qualified Contract. Total Purchase Payments may not exceed $1,000,000 for the benefit of the same Owner or Annuitant except with our consent. For purposes of this limitation, we may aggregate other Minnesota Life annuity contracts with this one. Additional Purchase Payments will not be accepted while either the Owner or Joint Owner qualifies under the hospital and medical care or terminal condition provisions for the waiver of any deferred sales charges. If you elect an optional death benefit rider or optional living benefit rider, there may be additional restrictions on Purchase Payments. See the sections entitled “Death Benefit and Optional Death Benefits” and “Optional Living Benefit Riders” for details.
In addition, we reserve the right to refuse to accept additional Purchase Payments at any time on or after the Contract Date for any reason. We reserve the right to refuse an individual Purchase Payment if appropriate under our policies related to anti-money laundering or stranger owned contracts. Upon advance written notice, we may also exercise our rights under the contract or optional riders to limit or discontinue acceptance of all future Purchase Payments. This means that if we exercise these rights, you will not be able to make additional Purchase Payments and therefore will no longer be able to increase your Contract Value through additional Purchase Payments to the contract. Any guaranteed or optional benefits you may have elected and which are determined by the amount of Purchase Payments will also no longer be able to be increased through any additional Purchase Payments to the contract. You should consider these Purchase Payment limitations, and all other limitations in this contract, and how they may impact your long-term investment plans, especially if you intend on making additional Purchase Payments over a long period of time.
If we exercise these rights, there will be no impact to Purchase Payments received prior to the effective date of the limitation or to benefits already accrued in the contract and/or optional riders. We will apply these limitations in a non-discriminatory manner.
If your contract was issued in the State of Florida, future Purchase Payments may not be limited beyond the minimum and maximum Purchase Payments stated in the contract or optional rider.
Automatic Purchase Plan
If you elect to establish an Automatic Purchase Plan (APP), the minimum subsequent Purchase Payment amount is reduced to $100. You may elect Purchase Payments to occur on a bi-weekly, monthly, bi-monthly, quarterly, semi-annual or annual basis. You must also select which day of the month you would like your APP draft to occur. You may select from the 1st day of the month through the 25th day.

If the date you selected falls on a date that is not a Valuation Date, for example because it’s a holiday or weekend, the transaction will be processed on the next Valuation Date. An APP is not available if the Contract is a Simplified Employee Pension (SEP) IRA.
Purchase Payment Allocation Options
Your Purchase Payments may be allocated to a Portfolio of the Variable Annuity Account or to the DCA Fixed Account. The investment performance of the underlying Portfolios has an impact on your Accumulation Unit Value and the Contract Value of your Contract. You bear the entire investment risk for amounts allocated to the Portfolios of the Variable Annuity Account. There is no minimum amount which must be allocated to any of the allocation options. You may only allocate your Purchase Payments or Contract Value to the Fixed Account after you have elected to begin Fixed Annuity Payments.
Focused Portfolio Strategies or Models
Minnesota Life makes available to Owners at no additional charge five diversified Model Portfolios called “Focused Portfolio Strategies or Models” (“Model Portfolios”) that range from conservative to aggressive in investment style. These Model Portfolios are intended to provide a diversified investment portfolio by combining different asset classes. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market. Owners are not required to select the Model Portfolios.
Securian Financial Services, Inc. (“Securian Financial”), a broker-dealer and registered investment adviser, determined the composition of the Model Portfolios. Securian Financial is an affiliate of Minnesota Life and the principal underwriter of the contract. There is no investment advisory relationship between Securian Financial and Owners. You should not rely on the Model Portfolios as providing individualized investment recommendations to you. In the future, Minnesota Life may modify or discontinue its arrangement with Securian Financial, in which case Minnesota Life may contract with another firm to provide similar asset allocation models, may provide its own asset allocation models, or may choose not to make any models available.
The following is a brief description of the five Model Portfolios currently available. Your financial representative can provide additional information about the Model Portfolios. Please talk to him or her if you have additional questions about these Model Portfolios.
Aggressive Growth Portfolio
The Aggressive Growth Portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 100% in equity investments. The largest of the asset class target allocations are in U.S. large cap value, international large cap equity, and U.S. large cap growth.
Growth Portfolio
The Growth Portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 80% in equity and 20% in fixed income investments. The largest of the asset class target allocations are in U.S. large cap value, international large cap equity, U.S. large cap growth, and fixed income.

Conservative Growth Portfolio
The Conservative Growth Portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 60% in equity and 40% in fixed income investments. The largest asset class target allocations are in fixed income, U.S. large cap value, international large cap equity, and U.S. large cap growth.
Income and Growth Portfolio
The Income and Growth Portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 40% in equity and 60% in fixed income investments. The largest asset class target allocations are in fixed income, U.S. large cap value, international large cap equity, and U.S. large cap growth.
Income Portfolio
The Income Portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 20% in equity and 80% in fixed income investments. The largest asset class target allocations are in fixed income, U.S. large cap value and U.S. large cap growth.
The target asset allocations of these Model Portfolios may vary from time to time in response to market conditions and changes in the holdings of the Funds in the underlying Portfolios. However, this is considered a “static” allocation model. When you elect one of the Model Portfolios we do not automatically change your allocations among the Sub-Accounts if the Model Portfolio’s allocation is changed. You must instruct us to change the allocation.
CustomChoice II Allocation Option
In conjunction with the MyPath Core Flex and MyPath Value rider you have the option of participating in the CustomChoice II Allocation Option. This option is an asset allocation approach that is intended to offer you a variety of investment options while also allowing us to limit some of the risk that we take when offering living benefit riders. In providing this allocation option, Minnesota Life is not providing investment advice or managing the allocations under your contract. This is not an investment advisory account. If you participate in this option you have sole authority to make investment allocation decisions within the defined limitations. If you choose to participate in this option, you must allocate 100% of your Contract Value within the limitations set forth below.
You may transfer your Contract Value among the Fund options within a group or among Funds in different groups provided that after the transfer your allocation meets the limitations below. Transfers between Funds within the CustomChoice II Allocation Option will be validated against the limitations based on Contract Values as of the Valuation Date preceding the transfer. We will reject any allocation instructions that do not comply with the limitations.
If we receive an instruction that will result in an allocation that does not comply with the allocation limitations, we will notify you either through your financial representative or directly via phone or email. In selecting an allocation option, you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market.

To participate in the CustomChoice II Allocation Option you must allocate 100% of your Contract Value to Groups A, B, C, D, and E, according to the following limitations:
Group A — a minimum of 30% and a maximum of 70% of your total allocation, but no more than 30% of your total allocation may be allocated to any single Fund in Group A.
Group B — minimum of 30% and a maximum of 70% of your total allocation.
Group C — maximum of 40% of your total allocation.
Group D — maximum of 15% of your total allocation and maximum of 10% per Fund.
Group E — maximum of 5% of your total allocation.
Please note — the above percentage limitations require that you allocate a minimum of 30% of your Contract Value to Group A and a minimum of 30% of your Contract Value to Group B. You are not required to allocate anything to Groups C, D, or E.
Group A (30% – 70% – no more than 30% in any single Fund)
American Century Variable Portfolios II, Inc.
• VP Inflation Protection Fund
American Funds Insurance Series®
• U.S. Government Securities Fund
Fidelity® Variable Insurance Products Funds
• Fidelity VIP Bond Index Portfolio
Goldman Sachs Variable Insurance Trust
• Goldman Sachs VIT High Quality Floating Rate Fund
Janus Aspen Series
• Janus Henderson Flexible Bond Portfolio
PIMCO Variable Insurance Trust • PIMCO VIT Low Duration Portfolio • PIMCO VIT Total Return Portfolio Securian Funds Trust • SFT Core Bond Fund • SFT Government Money Market Fund

Group B (30% – 70%)
AB Variable Products Series Fund, Inc.
• Dynamic Asset Allocation Portfolio
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
• Invesco V.I. Equity and Income
ALPS Variable Investment Trust (Morningstar)
• Morningstar Balanced ETF Asset Allocation Portfolio
• Morningstar Conservative ETF Asset Allocation Portfolio
• Morningstar Growth ETF Asset Allocation Portfolio
• Morningstar Income and Growth ETF Asset Allocation Portfolio
Goldman Sachs Variable Insurance Trust
• Goldman Sachs VIT Global Trends Allocation Fund
Ivy Variable Insurance Portfolios
• Ivy VIP Balanced
• Ivy VIP Pathfinder Moderate — Managed Volatility
• Ivy VIP Pathfinder Moderately Aggressive — Managed Volatility
• Ivy VIP Pathfinder Moderately Conservative — Managed Volatility
Janus Aspen Series
• Janus Henderson Balanced Portfolio
Northern Lights Variable Trust
• TOPS® Managed Risk Balanced ETF Portfolio
• TOPS® Managed Risk Flex ETF Portfolio
• TOPS® Managed Risk Growth ETF Portfolio
• TOPS® Managed Risk Moderate Growth ETF Portfolio
PIMCO Variable Insurance Trust
• PIMCO VIT Global Diversified Allocation Portfolio
Securian Funds Trust
• SFT Balanced Stabilization Fund
• SFT Equity Stabilization Fund
Group C (up to 40%)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
• Invesco V.I. Comstock Fund
ALPS Variable Investment Trust (Morningstar)
• Morningstar Aggressive Growth ETF Asset Allocation Portfolio
American Funds Insurance Series®
• Growth Fund
• Growth-Income Fund
Fidelity® Variable Insurance Products Funds
• Fidelity VIP Equity-Income Portfolio
Ivy Variable Insurance Portfolios
• Ivy VIP Asset Strategy
• Ivy VIP Core Equity
• Ivy VIP Value
Janus Aspen Series
• Janus Henderson Mid Cap Value Portfolio
Neuberger Berman Advisers Management Trust
• Neuberger Berman AMT Sustainable Equity Portfolio
Putnam Variable Trust
• Putnam VT Large Cap Value Fund
Securian Funds Trust
• SFT Index 500 Fund
• SFT IvySM Growth Fund
• SFT T. Rowe Price Value Fund
• SFT Wellington Core Equity Fund

Group D (up to 15% – max of 10% per Fund)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
• Invesco Oppenheimer V.I. International Growth Fund
• Invesco V.I. American Value Fund
• Invesco V.I. Small Cap Equity Fund
American Funds Insurance Series®
• Capital World Bond Fund
• Global Growth Fund
• International Fund
BlackRock Variable Series Funds, Inc.
• International Index V.I. Fund
Fidelity® Variable Insurance Products Funds
• Mid Cap Portfolio
Ivy Variable Insurance Portfolios
• Ivy VIP Global Growth
• Ivy VIP International Core Equity
• Ivy VIP Mid Cap Growth
• Ivy VIP Small Cap Core
Janus Aspen Series
• Janus Henderson Forty Portfolio
Legg Mason Partners Variable Equity Trust
• ClearBridge Variable Small Cap Growth Portfolio
MFS® Variable Insurance Trust II
• MFS® International Intrinsic Value Portfolio
Putnam Variable Trust
• Putnam VT Growth Opportunities Fund
• Putnam VT International Value Fund
Securian Funds Trust
• SFT Index 400 Mid-Cap Fund
• SFT International Bond Fund
• SFT IvySM Small Cap Growth Fund
Group E (up to 5%)
American Funds Insurance Series®
• Global Small Capitalization Fund
• New World Fund®
BlackRock Variable Series Funds, Inc.
• Small Cap Index V.I. Fund
Franklin Templeton Variable Insurance Products Trust
• Franklin Small Cap Value VIP Fund
• Templeton Developing Markets VIP Fund
Ivy Variable Insurance Portfolios
• Ivy VIP High Income
• Ivy VIP Natural Resources
• Ivy VIP Science and Technology
• Ivy VIP Small Cap Growth
Janus Aspen Series
• Janus Henderson Overseas Portfolio
Morgan Stanley Variable Insurance Fund, Inc.
• Morgan Stanley VIF Emerging Markets Equity Portfolio
Securian Funds Trust
• SFT Real Estate Securities Fund
Rebalancing
If you elect to use the CustomChoice II Allocation Option, your Contract Value will automatically be rebalanced each quarter. When we rebalance your Contract Value we will transfer amounts between Sub-Accounts so that the allocations when the rebalancing is complete are the same as the most recent allocation instructions we received from you. The rebalancing will occur on the same day of the month as the Contract Date. If the Contract Date is after the 25th of the month, rebalancing will occur on the first Business Day of the following month. If the quarterly rebalancing date does not fall on a business date, the rebalancing will occur on the next business date. Rebalancing does not guarantee an investment return in your Contract Value.

Possible Changes
We reserve the right to add, remove, or change the groups, the Funds within each group, or the percentage limitations for each group. We will notify you of any such change. If there is a change, you will not need to change your then-current allocation instructions. However, the next time you make a Purchase Payment, reallocation request or transfer request, we will require that your allocation instructions comply with the limitations in effect at the time of the Purchase Payment, reallocation request or transfer request. We are currently waiving this requirement with respect to additional Purchase Payments to the Contract. If an Owner makes an allocation change request to a group or Fund that is no longer available, the Owner will be obligated to provide a new allocation instruction to a group or Fund available at the time of the request. Until your next Purchase Payment, transfer request or reallocation request, quarterly rebalancing will continue to be based on the most recent allocation instructions we received from you.
Termination
To terminate participation in the CustomChoice II Allocation Option you must allocate your entire Contract Value to another allocation plan approved for use with the rider you have elected.
SimpleChoice Asset Allocation Portfolios
If you elect MyPath Core Flex or MyPath Value optional living benefit riders, you may elect to use asset allocation options called SimpleChoice Asset Allocation Portfolios. The SimpleChoice Asset Allocation Portfolios are designed to provide a simple, alternative method of meeting the Fund and allocation percentage requirements and limitations of the CustomChoice II Allocation Option. The requirements and limitations of the CustomChoice II Allocation Option are previously described in the section of this Prospectus entitled “Description of the Contract — CustomChoice II Allocation Option.” Like the CustomChoice II Allocation Option, the SimpleChoice Asset Allocation Portfolios allow us to help reduce the risks we take in offering MyPath Core Flex and MyPath Value.
Securian Financial Services, Inc. (“Securian Financial”), a broker-dealer and registered investment adviser, determined the composition of the SimpleChoice Asset Allocation Portfolios. Securian Financial is an affiliate of Minnesota Life and the principal underwriter of the contract. There is no investment advisory relationship between Securian Financial and Owners. You should not rely on the SimpleChoice Asset Allocation Portfolios as providing individualized investment recommendations to you. In the future, Minnesota Life may modify or discontinue its arrangement with Securian Financial, in which case Minnesota Life may contract with another firm to provide similar asset allocation portfolios, may provide its own asset allocation portfolios, or may choose not to make any portfolios available.
The SimpleChoice Asset Allocation Portfolios are intended to provide a diversified investment portfolio by combining different asset classes. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market. There is no additional charge to elect a SimpleChoice Asset Allocation Portfolio.
The following is a brief description of the two SimpleChoice Asset Allocation Portfolios currently available. Please talk to your registered financial representative regarding specific allocations or if you have additional questions about these SimpleChoice Asset Allocation Portfolios.
SimpleChoice Income and Growth Portfolio is an allocation that uses the CustomChoice II Allocation Option framework. It is generally designed to have a higher allocation of income producing Funds in its allocation, with a secondary focus on equity Funds.

SimpleChoice Moderate Growth Portfolio is an allocation that uses the CustomChoice II Allocation Option framework. It is generally designed to have an allocation of both equity Funds and income producing Funds.
The target asset allocations of these SimpleChoice Asset Allocation Portfolios may vary from time to time in response to market conditions and changes in the holdings of the Funds in the underlying Portfolios. However, this is considered a “static” allocation model. When you elect one of the SimpleChoice Asset Allocation Portfolios, we do not automatically change your allocations among the Sub-Accounts if the SimpleChoice Asset Allocation Portfolios’ allocation is changed, nor do we automatically notify you when changes occur in a SimpleChoice Asset Allocation Portfolios’ allocation. You must instruct us to change the allocation.
The SimpleChoice Asset Allocation Portfolios are only available with MyPath Core Flex or MyPath Value optional living benefit riders. Please see the section that describes the optional living benefit rider you are considering for additional discussion of how the SimpleChoice Asset Allocation Portfolios may be used for these riders.
Rebalancing
If you elect to use the SimpleChoice Asset Allocation Portfolios, your Contract Value will automatically be rebalanced each quarter. When we rebalance your Contract Value we will transfer amounts between Sub-Accounts so that the allocations when the rebalancing is complete are the same as the SimpleChoice Asset Allocation Portfolio you elected. The rebalancing will occur on the same day of the month as the Contract Date. If the Contract Date is after the 25th of the month, rebalancing will occur on the first Business Day of the following month. If the quarterly rebalancing date does not fall on a business date, the rebalancing will occur on the next business date. Rebalancing does not guarantee an investment return in your Contract Value.
Termination
To terminate participation in the SimpleChoice Asset Allocation Portfolios, you must allocate your entire Contract Value to another allocation plan approved for use with the rider you have elected.
Transfers
Values may be transferred between or among the Portfolios of the Variable Annuity Account. You may effect transfers or change allocation of future Purchase Payments by written request, telephone transfer, or by any other method we make available. We will make the transfer on the basis of Accumulation Unit Values next determined after receipt of your request at our home office. In order to receive the current day pricing, transfer requests must be received by 3:00 p.m. (Central Time).
You may not transfer into the DCA Fixed Account. Only new Purchase Payments may be allocated to the DCA Fixed Account. You also may not transfer into the Fixed Account. Contract Value will only be allocated to the Fixed Account after you have elected a Fixed Annuity.
Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone requests including any faxed requests. We have procedures designed to provide reasonable assurance that telephone or faxed authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require Owners or persons authorized by them to provide identifying information to us, we record telephone instruction conversations and we provide you with written confirmations of your telephone or faxed transactions.

There is generally no dollar amount limitation on transfers. (Additional limitations apply in the case of systematic transfer arrangements. See “Systematic Transfer Arrangements”.)
No deferred sales charge will be imposed on transfers. In addition, there is currently no charge for transfers. However, we reserve the right to charge up to $10 per transfer if you make more than 12 transfers in any single Contract Year.
During periods of marked economic or market changes, you may experience difficulty making a telephone request due to the volume of telephone calls. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request.
Market Timing and Disruptive Trading
This contract is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as “market timing.” Market timing activity and frequent trading in your contract can disrupt the efficient management of the underlying Portfolios and their investment strategies, dilute the value of Portfolio shares held by long-term shareholders, and increase Portfolio expenses (including brokerage or other trading costs) for all Portfolio shareholders, including long-term Owners invested in affected Portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected Portfolios. You should not purchase this contract if you intend to engage in market timing or frequent transfer activity.
We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for Owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying Portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same Portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.
We reserve the right to restrict the frequency of — or otherwise modify, condition or terminate — any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by one or more Owners is or would be to the disadvantage of other Owners. Any new restriction that we would impose will apply to your contract without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that may be imposed by an underlying Portfolio attributable to transfers in your contract. We will consider one or more of the following factors:
•	the dollar amount of the transfer(s);
•	whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;
•	whether an underlying Portfolio has requested that we look into identified unusual or frequent activity in a Portfolio;
•	the number of transfers in the previous calendar quarter;
•	whether the transfers during a quarter constitute more than two “round trips” in a particular Portfolio. A round trip is a purchase into a Portfolio and a subsequent redemption out of the Portfolio, without regard to order.

In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your contract will be permanent.
In addition to our market timing procedures, the underlying Portfolios may have their own market timing policies and restrictions. While we reserve the right to enforce the Portfolios’ policies and procedures, Owners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that obligates us to provide the Portfolio promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific Owners who violate the market timing policies established by the Portfolios.
None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging or Automatic Portfolio Rebalancing.
Speculative Investing
Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. Your contract may not be traded on any stock exchange or secondary market. By purchasing this contract you represent and warrant that you are not using this contract, or any of its riders, for speculation arbitrage, viatication or any other type of collective investment scheme.
Systematic Transfer Arrangements
We offer certain systematic transfer arrangements including rebalancing and two dollar cost averaging options: (1) regular Dollar Cost Averaging (“DCA”) and (2) the DCA Fixed Account option. You may elect either rebalancing or regular DCA to occur on a monthly, quarterly, semi-annual or annual basis. However, you may not elect more than one of these systematic transfer arrangements on the same contract at the same time. You must also select the day of the month you would like the transaction to be processed (ranging from the 1st to the 25th day of the month). If a transaction cannot be completed on that date, for example, because it’s a weekend or holiday, it will be processed on the next Valuation Date. There will be no charge for any of the systematic transfer arrangements described below, and they will not count toward your 12 transfers in any single Contract Year described above.
Automatic Portfolio Rebalancing
Rebalancing is a technique where you instruct us to re-allocate specific Portfolios periodically to a predetermined percentage. We will re-allocate your Portfolios based on the designated date, frequency and percentage instructions you provide to us.
Rebalancing will not affect your allocation of future Purchase Payments and is not limited to a maximum or minimum number of Portfolios. If you elect an optional living benefit, and you have elected the Focused Portfolio Strategy or CustomChoice II Allocation option, your Contract Value will automatically be rebalanced each quarter.

Dollar Cost Averaging
Dollar Cost Averaging (“DCA”) is another type of systematic transfer arrangement. DCA is an investment technique by which you invest a set amount of money at regular intervals. This technique averages the cost of the units you purchase over the period of time and may help to even out the market’s volatility in your Sub-Account. DCA is not available if you elect an optional living benefit that contains asset allocation requirements.
For the “regular” DCA, you must tell us the Sub-Accounts in your contract that you wish to transfer amounts out of as well as the Sub-Accounts into which you wish the amounts transferred. In addition, you must instruct us as to the dollar amount (or percentage amount) you wish transferred and the frequency (monthly, quarterly, semi-annual or annual). You must also select the day of the month you would like the transaction to be processed (ranging from the 1st to the 25th day of the month).
Your “regular” DCA instructions will remain active until the Sub-Account is depleted in the absence of specific instructions otherwise. DCA will not affect your allocation of future Purchase Payments, is not limited to a maximum or minimum number of Portfolios, and is not available after you annuitize.
DCA Fixed Account Option
The DCA Fixed Account option also allows you to dollar cost average. The DCA Fixed Account option may only be used for new Purchase Payments to the contract — you may not transfer into it from other investment options.
Amounts allocated to the DCA Fixed Account will be held in a Fixed Account which credits interest at an annual rate at least equal to the minimum guaranteed interest rate shown in your contract. Beginning one month following the date a Purchase Payment is allocated to the DCA Fixed Account, a portion of the amount will be systematically transferred over an established period of time (currently either 6 months or 12 months) to Sub-Accounts of the Variable Annuity Account that you have elected. If the systematic transfer would occur on or after the 26th day of the month, then the systematic transfer will be on the first day of the following month instead.
Each month thereafter a portion of the allocated Purchase Payment will be transferred to the designated Sub-Accounts until the DCA Fixed Account has been depleted. In the event you allocate additional Purchase Payments to the DCA Fixed Account during the period selected, those additional amounts will be transferred over the remainder of the period. If you allocate Purchase Payments to the DCA Fixed Account after it is depleted, a new period of time will be started, as selected by you.
The DCA Fixed Account is not available with Automatic Purchase Plans. If you have elected an optional living benefit with asset allocation requirements, you may use the DCA Fixed Account to allocate new Purchase Payments into your allocation plan provided you are allocating to one of the approved allocation plans currently available for your rider. If your allocation plan requires automatic rebalancing, only Contract Value in the variable Sub-Accounts will be rebalanced.
If you wish to terminate this systematic transfer prior to the end of the period, you may instruct us to do so. Any remaining amount held in the DCA Fixed Account at that time will be transferred to the Sub-Accounts you elected as of the Valuation Date coincident with or next following the date you instruct us to terminate the transfers. In the event you die prior to the end of the period, the amount remaining in your DCA Fixed Account when we receive notice of your death will be transferred to the government money market Sub-Account.

The DCA Fixed Account is not available after you annuitize. Amounts held in the DCA Fixed Account are part of our General Account. To the extent permitted by law we reserve the right at any time to stop accepting new Purchase Payments to the DCA Fixed Account.
Below is an example designed to show how transfers from the DCA Fixed Account might work:
DCA Fixed Account Example
Transaction Date	Transaction	DCA Fixed Account Before Activity	Purchase Payments Allocated to DCA Fixed Account	Transfer to Selected Sub- Accounts	DCA Fixed Account After Activity
June 1	Purchase Payment	—	20,000.00	—	20,000.00
July 1	Monthly Transfer	20,032.58	—	1,669.38 (=20,032.58/12)	18,363.20
August 1	Monthly Transfer	18,394.11	—	1,672.19 (=18,394.11/11)	16,721.92
August 15	Purchase Payment	16,734.63	10,000.00	—	26,734.63
September 1	Monthly Transfer	26,759.30	—	2,675.93 (=26,759.30/10)	24,083.37
To illustrate the DCA Fixed Account, assume a contract is issued on June 1. At this time, Purchase Payments totaling $20,000 are allocated to the 12 month DCA Fixed Account. Assume the interest rate as of June 1 for the 12 month DCA Fixed Account option is 2%.
On July 1, one month after the first Purchase Payment into the DCA Fixed Account, the DCA Fixed Account value with interest is $20,032.58. There are 12 monthly transfers remaining from the DCA Fixed Account. Therefore, an amount of $1,669.38 ($20,032.58 /12) is transferred into the variable Sub-Accounts you previously selected.
On August 1, two months after the initial Purchase Payment into the DCA Fixed Account, the DCA Fixed Account value with interest is $18,394.11. There are 11 monthly transfers remaining in the period. Therefore, an amount of $1,672.19 ($18,394.11 /11) is transferred into the variable Sub- Accounts you previously selected.
On August 15, the value of the DCA Fixed Account is $16,734.63. An additional Purchase Payment of $10,000 is allocated to the DCA Fixed Account resulting in a DCA Fixed Account value of $26,734.63. Since this additional Purchase Payment was made during the 12 month period originally established on June 1, the resulting DCA Fixed Account Value will be transferred over the remaining 10 monthly transfers.
On September 1, three months after the initial Purchase Payment into the DCA Fixed Account, the DCA Fixed Account value with interest is $26,759.30. There are 10 monthly transfers remaining in the period. Therefore, an amount of $2,675.93 ($26,759.30 /10) is transferred into the variable Sub- Accounts you previously selected.
This process will continue, with transfers being made monthly, until the end of the 12 month period. The final transfer will occur on June 1 of the following year. Following this transfer, the DCA Fixed Account value will equal zero.

Purchase Payments and Value of the Contract
Crediting Accumulation Units
During the accumulation period each Purchase Payment is credited on the Valuation Date on or following the date we receive the Purchase Payment at our home office. We will credit your Purchase Payments allocated to the Variable Annuity Account, to your contract in the form of Accumulation Units. The number of Accumulation Units credited with respect to each Purchase Payment is determined by dividing the portion of the Purchase Payment allocated to each Sub-Account by the then current Accumulation Unit Value for that Sub-Account.
The number of Accumulation Units so determined shall not be changed by any subsequent change in the value of an Accumulation Unit, but the value of an Accumulation Unit will vary from Valuation Date to Valuation Date to reflect the investment experience of the Portfolio(s).
We will determine the value of Accumulation Units on each day on which each Portfolio is valued. The net asset value of the Portfolios’ shares shall be computed once daily, and, in the case of government money market portfolios, after the declaration of the daily dividend, as of the close of the New York Stock Exchange (“Exchange”) (generally, 3:00 p.m., Central Time), on each day, Monday through Friday, except:
•	days on which changes in the value of that Portfolio’s securities will not materially affect the current net asset value of that Portfolio’s shares;
•	days during which none of that Portfolio’s shares are tendered for redemption and no order to purchase or sell that Portfolio’s shares is received by that Portfolio; and
•	customary national business holidays on which the Exchange is closed for trading.
The value of Accumulation Units for any given Sub-Account will be the same for all Purchase Payments we receive at our home office on that day prior to the close of the Exchange. Purchase Payments received after the close of business of the Exchange will be priced on the next Valuation Date.
In addition to providing for the allocation of Purchase Payments to the Sub-Account of the Variable Annuity Account, the contracts allow you to allocate Purchase Payments to the DCA Fixed Account for accumulation at a guaranteed interest rate.
Value of the Contract
The Contract Value of your contract at any time prior to when Annuity Payments begin can be determined by multiplying the number of Accumulation Units of each Portfolio to which you allocate values by the current value of those units and then adding the values so calculated. Then add to that amount any value you have allocated to the Guaranteed Interest Options. There is no assurance that your Contract Value will equal or exceed your Purchase Payments.
Accumulation Unit Value
The value of an Accumulation Unit for each Sub-Account of the Variable Annuity Account was set at $1.000000 on the first Valuation Date of the Sub-Account. The value of an Accumulation Unit on any subsequent Valuation Date is determined by multiplying:
•	the value of that Accumulation Unit on the immediately preceding Valuation Date by,
•	the Net Investment Factor for the applicable Sub-Account (described below) for the valuation period just ended.

The value of an Accumulation Unit any day other than a Valuation Date is its value on the next Valuation Date.
Net Investment Factor for Each Valuation Period
The Net Investment Factor is an index used to measure the investment performance of a Sub-Account of the Variable Annuity Account from one valuation period to the next. For any Sub-Account, the Net Investment Factor for a valuation period is the gross investment rate for that Sub-Account for the valuation period, less a deduction for the mortality and expense risk charge at the current rate of 0.15% and a deduction for the administrative charge at the current rate of 0.15% per annum. If you elected an optional benefit with a daily Separate Account charge, the charge associated with that option will also be deducted.
The gross investment rate may be positive or negative and is equal to:
•	the net asset value per share of a Portfolio share held in a Sub-Account of the Variable Annuity Account determined at the end of the current valuation period, plus
•	the per share amount of any dividend or capital gain distribution by the Portfolio if the “ex-dividend” date occurs during the current valuation period, divided by,
•	the net asset value per share of that Portfolio share determined at the end of the preceding valuation period.
Redemptions, Withdrawals and Surrender
Prior to the date Annuity Payments begin you may make partial withdrawals from your contract in amounts of at least $250. We will waive the minimum withdrawal amount:
•	on withdrawals where a systematic withdrawal program is in place and the smaller amount satisfies the minimum distribution requirements of the Code, or
•	when the withdrawal is requested because of an excess contribution to a Qualified Contract.
To request a withdrawal or surrender (including 1035 exchanges) you may submit to Annuity Services a fully completed and signed surrender or withdrawal form authorized by Minnesota Life. Additionally, you may also request certain partial withdrawals by telephone. Contact Annuity Services for details.
Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone requests including any faxed requests. We require Owners or persons authorized by them to provide identifying information to us, we record telephone instruction conversations and we provide you with written confirmations of your telephone or faxed transactions. Minnesota Life will not be liable for any loss, expense, or cost arising out of any requests that we reasonably believe to be authentic.
During periods of marked economic or market changes, you may experience difficulty making a telephone request due to the volume of telephone calls. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request. We also reserve the right to suspend or limit telephone transactions.
Withdrawal values will be determined as of the Valuation Date we receive your written withdrawal request at our home office. Unless you tell us otherwise, withdrawals (including systematic withdrawals) will be made from the Variable Annuity Account and any amounts in the DCA Fixed Account on a proportionate basis.

Your Contract Value will be reduced by the amount of your withdrawal and any applicable deferred sales charge.
If a withdrawal leaves you with a Contract Value of less than $2,000, we may elect to treat your withdrawal as a full surrender of your contract and send you your contract’s surrender value, as calculated below.
Before Annuity Payments begin, you may surrender the contract for its surrender value. You will receive the surrender value in a single lump sum. The surrender value of your contract is the Contract Value computed as of the Valuation Date your surrender request is received, reduced by any applicable deferred sales charge. In lieu of a lump sum payment, you may elect an annuity. In most cases, once Annuity Payments begin, you cannot surrender the annuity benefits and receive a single sum instead (see “Electing the Retirement Date and Annuity Option” for more information).
Modification and Termination of the Contract
Your contract may be modified at any time by written agreement between you and us. However, no such modification will adversely affect your rights under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification.
The contract permits us to cancel your contract, and pay you its Contract Value if:
•	no Purchase Payments are made for a period of two or more full Contract Years, and
•	the total Purchase Payments made, less any withdrawals and associated charges, are less than $2,000, and
•	the Contract Value of the contract is less than $2,000.
We will notify you, in advance, of our intent to exercise this right in our annual report to you about the status of your contract. We will cancel the contract ninety days after the Contract Anniversary unless we receive an additional Purchase Payment before the end of that ninety day period. We will not terminate your contract solely because of poor Sub-Account performance. If we do elect to terminate your contract under this provision, no deferred sales charge will apply.
Assignment
If the contract is sold in connection with a tax-qualified program (including individual retirement annuities), then:
•	your interest may not be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and
•	to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.
If the contract is not issued in connection with a tax-qualified program, any person’s interest in the contract may be assigned. You should discuss the tax consequences with your tax advisor.
We will not be bound by any assignment until we have recorded written notice of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action made by us before it was recorded. Any payments to an assignee will be paid in a single sum. Any claim made by an assignee will be subject to proof of the assignee’s interest and the extent of the assignment.

Deferment of Payment
We will make all payments (including withdrawals, surrenders, and Annuity Payments) and transfers within seven days after the date the transaction request is received by us in good order, unless the payment or transfer is postponed for:
•	any period during which the Exchange is closed other than customary weekend and holiday closings, or during which trading on the Exchange is restricted, as determined by the SEC;
•	any period during which an emergency exists as determined by the SEC as a result of which it is not reasonably practical to dispose of securities in the Portfolio(s) or to fairly determine the value of the assets of the Portfolio(s); or
•	other periods as permitted or ordered by the SEC for the protection of the Owners.
See the section entitled “The General Account” for additional restrictions on withdrawals from the General Account.
Confirmation Statements and Reports
You will receive confirmation statements of any unscheduled Purchase Payment, transfer, withdrawal, surrender, or payment of any death benefit. Quarterly statements will be made available to you with certain contract information. However, we may not deliver a quarterly statement if you do not have any transactions during that quarter. Statements will include the number of Accumulation Units in your contract, current value of those units and the contract’s total value. Scheduled transactions such as systematic withdrawals, Automatic Purchase Plans and systematic transfers will be shown on your quarterly statement following the transaction. It will also include information related to any amount you have allocated to the DCA Fixed Account.
Contract Charges and Fees
Deferred Sales Charge
No sales charge is deducted from a Purchase Payment made for this contract at the time of its receipt. However, when a contract’s value is reduced by a withdrawal or a surrender, a deferred sales charge may be deducted. The DSC applies to the total amount withdrawn, including the DSC (see example below). A deferred sales charge of up to 2% may apply to partial withdrawals and surrenders. The DSC will be deducted proportionally from the DCA Fixed Account and all Sub-Accounts from which withdrawals are made. This is designed to compensate us for the acquisition expenses of the contract. To the extent the expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, including profits from mortality and expense risk charges.

The schedule in the table is applied separately to each Purchase Payment. All Purchase Payments will be allocated to a withdrawal or a surrender for this purpose on a first-in, first-out basis. This means that the withdrawal or surrender will be taken from the oldest Purchase Payment first. It applies only to withdrawal or surrender of Purchase Payments. The applicable DSC percentage is as shown in the table below:
Years Since Purchase Payment	DSC
0-1	2%
1-2	2%
2-3	1%
3 and thereafter	0%

The amount of the DSC is determined by:
•	calculating the number of years each Purchase Payment being withdrawn has been in the contract;
•	multiplying each Purchase Payment withdrawn by the appropriate sales charge percentage in the table; and
•	adding the DSC from all Purchase Payments so calculated. This amount is then deducted from your Contract Value.
Example Assuming that all amounts to be withdrawn are subject to a DSC. If the Owner requests a withdrawal of $1,000, and the applicable sales charge is 2% (because the Purchase Payment was made within the last 2 years), the Owner will receive $1,000, the sales charge will be $20.41 (which represents the sales charge applied to the total amount withdrawn, including the sales charge) and the total withdrawal amount deducted from the Contract Value will equal $1,020.41.
The DSC will not apply to:
•	Amounts withdrawn in any Contract Year that are less than or equal to the annual “free amount”. The free amount is equal to 10% of any Purchase Payments not previously withdrawn and received by us during the current Contract Year plus the greater of: (1) Contract Value less Purchase Payments not previously withdrawn, each as of the most recent Contract Anniversary; or (2) 10% of the sum of Purchase Payments not previously withdrawn and still subject to DSC as of the most recent Contract Anniversary.
•	The difference, in any Contract Year, between a required minimum distribution due (according to Internal Revenue Service (IRS) rules) on this contract for a single calendar year and any annual “free amount” allowed. However, if you withdraw the required minimum distribution for two calendar years in a single Contract Year, DSC may apply. Amounts withdrawn to satisfy the required minimum distribution will reduce the free amount available for the Contract Year. We may modify or eliminate this right if there is any change to the Code or regulations regarding required minimum distributions, including guidance issued by the IRS.
•	Amounts withdrawn to pay the annual maintenance fee or any transfer charge.
•	Amounts payable as a death benefit upon the death of the Owner or the Annuitant, if applicable.
•	Amounts applied to provide Annuity Payments under an annuity option.
•	Amounts withdrawn because of an excess contribution to a tax-qualified contract (including, for example, IRAs).

•	A surrender or withdrawal requested any time after the first Contract Anniversary and if you meet the requirements of a qualifying confinement in a hospital or medical care facility as described below.
•	A surrender or withdrawal requested any time after the first Contract Anniversary and in the event that you are diagnosed with a terminal condition as described below.
•	Withdrawals in a Contract Year if less than or equal to the Guaranteed Annual Income (GAI) if you have purchased single or joint versions of any of MyPath Lifetime Income optional riders.
Hospital and Medical Care or Terminal Condition Waiver
A surrender or withdrawal request made any time after the first Contract Anniversary due to the Owner’s confinement in a hospital or medical care facility for at least 90 consecutive days will not be subject to a DSC (Hospital and Medical Care Waiver). The request must be made while the Owner is still confined or within 90 days after the discharge from a hospital or medical care facility after a confinement of at least 90 consecutive days. A medical care facility for this purpose means a facility operated pursuant to law or any state licensed facility providing medically necessary inpatient care which is:
•	prescribed by a licensed Physician in writing; and
•	based on physical limitations which prohibit daily living in a non-institutional setting.
A surrender or withdrawal request made any time after the first Contract Anniversary in the event the Owner is diagnosed with a terminal condition will also not be subject to a DSC (Terminal Condition Waiver). A terminal condition for this purpose is a condition which:
•	is diagnosed by a licensed Physician; and
•	is expected to result in death within 12 months.
For purposes of these provisions, we must receive due proof, satisfactory to us, of the Owner’s confinement or terminal condition in writing. Physician for this purpose means a licensed medical doctor (MD) or a licensed doctor of osteopathy (DO) practicing within the scope of his or her license; and not the Owner, the Annuitant or a member of either the Owner’s or the Annuitant’s immediate families.
If the Owner of this contract is other than a natural person, such as a trust or other similar entity, benefits payable due to hospital or medical care confinement or terminal condition will be based upon the Annuitant.
If the Owner, or Annuitant in the case of a contract owned by a non-natural person, is changed in accordance with the provisions of this contract, a one-year waiting period will apply after the date of the change before the new Owner or Annuitant is eligible for these waivers.
The Hospital and Medical Care or Terminal Condition Waiver may not be available in every state and the provisions may vary based on the state where the contract is issued.
Mortality and Expense Risk Charge
We assume mortality risk under the Contract by our obligation to pay death benefits and to continue to make monthly Annuity Payments, in accordance with the annuity rate tables and other provisions in the Contract, regardless of how long that Annuitant lives or all Annuitants as a group live. This assures you that neither the Annuitant’s longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly Annuity Payments received under the Contract. Our expense risk is the risk that the charges under the Contract will be inadequate to cover our expenses. This charge is deducted during the accumulation phase of the Contract.
For assuming these risks, we make a deduction from the Variable Annuity Account at the annual rate of 0.15% of the net asset value of the Variable Annuity Account during the accumulation period.
Administrative Charge
We perform all contract administrative services. These include the review of applications, the preparation and issuance of contracts, the receipt of Purchase Payments, forwarding amounts to the Portfolios for investment, the preparation and mailing of periodic reports and other services.
For providing these services we make a deduction from the Variable Annuity Account at the annual rate of 0.15% of the net asset value of the Variable Annuity Account. This charge is taken during the accumulation period of the Contract. Since the charge is taken from the Contract on each Valuation Date, there is no return of any part of the charge in the event that the Contract is redeemed. As the charge is made as a percentage of assets in the Variable Annuity Account, there is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that contract.
Annual Maintenance Fee
We charge an annual maintenance fee for maintaining the records and documents with each contract for all contract series. This fee is $50 and it will be deducted on each Contract Anniversary and at surrender of the Contract on a Pro-Rata Basis from your accumulation value in the Variable Annuity Account. We waive this fee if the greater of your Purchase Payments, less withdrawals, or your Contract Value is $75,000 or more at each Contract Anniversary.
Optional Contract Rider Charges
If you elect one of the optional contract riders, the charge described below will apply to your Contract. A complete description of each optional contract rider can be found under the corresponding section of the Prospectus. If these deductions are insufficient to cover our actual costs, then we will absorb the resulting losses. If the deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit to us. Some or all of such profit or “retained earnings” may be used to cover any distribution costs not recovered through the Deferred Sales Charge.
We reserve the right to change the current charges for optional contract riders that are issued in the future. If we change the current charges, they will only apply to the optional riders applied for on or after the effective date of the change. We may decide to change the rider charge in our sole discretion.
Return of Purchase Payments Death Benefit (ROPP DB) Option — Charge
•	If you purchase the ROPP DB optional death benefit, we will deduct an ROPP DB charge on a quarterly basis for expenses related to this optional benefit. The annual rider charge is based on the issue age of the oldest Owner and will not change for the life of the Contract. If the Owner is not a natural person, the Annuitant will be treated as the Owner for the purposes of determining the rider charge. The annual ROPP DB charge is equal to 0.15% (0.35% for ages 71-75) of the ROPP DB. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the ROPP DB charge (0.0375%, 0.0875% for ages 71-75) will be multiplied by the ROPP DB on that date and will be deducted proportionately from

Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled “Death Benefits — Optional Death Benefit Rider” for details on how the ROPP DB is determined. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your Contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.
MyPath Edge (Single and Joint) Option – Charge
•	If you purchase the MyPath Edge optional benefit, we will deduct a benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual charge for this rider is 1.50% of the greater of the Contract Value or benefit base. The maximum possible charge for this rider is 2.25% of the greater of the Contract Value or benefit base. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the current charge, 0.375% will be multiplied by the greater of the Contract Value or benefit base on that date and will be deducted proportionately from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled “Optional Living Benefit Riders” for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.
MyPath Horizon (Single, Joint, and Joint 50) Option — Charge
•	If you purchase the MyPath Horizon optional benefit, we will deduct a benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual charge for this rider is 1.50% of the greater of the Contract Value or benefit base. The maximum possible charge for this rider is 2.25%, of the greater of the Contract Value or benefit base. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the current charge, 0.375% will be deducted proportionately from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled “Other Contract Options (Living Benefits)” for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.
MyPath Journey (Single, Joint, and Joint 50) Option – Charge
•	If you purchase the MyPath Journey optional benefit, we will deduct a benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual charge for this rider is 1.50% of the greater of the Contract Value or benefit base. The maximum possible charge for this rider is 2.25% of the greater of the Contract Value or benefit base. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the current charge, 0.375% will be multiplied by the greater of the Contract Value or benefit base on that date and will be deducted proportionately from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled “Optional Living Benefit Riders” for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.

MyPath Core Flex (Single and Joint) Option — Charge
•	If you purchase the MyPath Core Flex optional benefit, we will deduct a MyPath Core Flex benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual charge for this rider is 1.20% for MyPath Core Flex — Single and 1.30% for MyPath Core Flex — Joint, of the greater of the Contract Value or benefit base. The maximum possible charge for this rider is 2.00% for MyPath Core Flex — Single and MyPath Core Flex — Joint, of the greater of the Contract Value or benefit base. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the current charge (0.30% for MyPath Core Flex — Single, and 0.325% for MyPath Core Flex — Joint) will be multiplied by the greater of the Contract Value or benefit base on that date and will be deducted proportionately from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled “Optional Living Benefit Riders” for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your Contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.
MyPath Ascend 2.0 (Single, Joint, and Joint 50) Option — Charge
•	If you purchase the MyPath Ascend 2.0 optional benefit, we will deduct a MyPath Ascend 2.0 benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual charge for this rider is 1.40% for MyPath Ascend 2.0 — Single and 1.50% for MyPath Ascend 2.0 — Joint and Joint 50, of the greater of the Contract Value or benefit base. The maximum possible charge for this rider is 2.25% for MyPath Ascend 2.0 — Single, MyPath Ascend 2.0 — Joint, and MyPath Ascend 2.0 — Joint 50, of the greater of the Contract Value or benefit base. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the current charge (0.35% for MyPath Ascend 2.0 — Single, and 0.375% for MyPath Ascend 2.0 — Joint and Joint 50) will be multiplied by the greater of the Contract Value or benefit base on that date and will be deducted proportionately from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled “Optional Living Benefit Riders” for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.
MyPath Summit (Single and Joint) Option — Charge
•	If you purchase the MyPath Summit optional benefit, we will deduct a MyPath Summit benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual charge for this rider is 1.40% for MyPath Summit — Single and 1.50% for MyPath Summit — Joint, of the greater of the Contract Value or benefit base. The maximum possible charge for this rider is 2.25% for MyPath Summit — Single and MyPath Summit — Joint, of the greater of the Contract Value or benefit base. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the current charge (0.35% for MyPath Summit — Single, and 0.375% for MyPath Summit — Joint) will be multiplied by the greater of the Contract Value or benefit base on that date and will be deducted proportionately from Contract Values allocated to the Variable Annuity Account. See the Section of this Prospectus entitled “Optional Living Benefit Riders” for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your Contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.

MyPath Value (Single and Joint) Option — Charge
•	If you purchase the MyPath Value optional benefit, we will deduct a MyPath Value benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual charge for this rider is 0.55% for MyPath Value — Single and 0.65% for MyPath Value — Joint, of the greater of the Contract Value or benefit base. The maximum possible charge for this rider is 1.00% for MyPath Value — Single and MyPath Value — Joint, of the greater of the Contract Value or benefit base. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the current charge will be multiplied by the greater of the Contract Value or benefit base on that date and will be deducted proportionately from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled “Optional Living Benefit Riders” for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.
Premium Taxes
Deduction for any applicable state premium taxes may be made from each Purchase Payment or when Annuity Payments begin. Currently such taxes range from 0% to 3.5%, depending on applicable law. Any amount withdrawn from the Contract may be reduced by any premium taxes not previously deducted.
Transfer Charges
There currently is no charge for any transfer. However, we reserve the right under the Contract to charge up to $10 per transfer if you make more than 12 transfers in any single Contract Year.
Underlying Portfolio Charges
There are deductions from and expenses paid out of the assets of the Portfolio companies that are described in the prospectuses of those Portfolios.
Annuitization Benefits and Options
Annuity Payments
When you elect Annuity Payments to commence, or annuitize, you elect to convert your Contract Value into a stream of Fixed Annuity payments. This is sometimes referred to as the “payout” phase of your Contract. You may annuitize your entire Contract or a portion of your Contract. In the event you annuitize only a portion of your Contract, your Contract Value will be reduced by the amount you annuitize. If you choose a partial annuitization in a Non-Qualified Contract with a life contingent option or a period certain of 10 years or more, the cost basis in the Contract will be allocated pro rata between each portion of the Contract.
Partial annuitization is treated as a withdrawal for purposes of benefits provided under optional death and living benefit riders. You may wish to consult with your tax advisor in the event you choose a partial annuitization with an option that is not a life contingent option or period certain of less than 10 years as the tax treatment under the Code is unclear. Values will be allocated at your direction to our Fixed Account for purposes of providing a Fixed Annuity Payment. You also need to elect an annuity option, which is described below. Annuity Payments will be made to you, unless you designate another payee acceptable to us, and you will receive tax reporting on those payments.

When your Contract is annuitized, any death benefit or living benefit rider is terminated and you are no longer eligible for any death benefit(s) or living benefit(s) if elected under the Contract. However, your beneficiaries may be entitled to any remaining Annuity Payments, depending on the annuity option used. You should refer to the section of the prospectus describing the specific optional benefit you have elected and the Annuity Options section below for additional information.
Annuitization may provide higher income amounts and/or different tax treatment than payments or withdrawals taken as part of a living benefit. You should consult with your tax advisor, your financial representative and consider requesting an annuitization illustration before you decide.
Electing the Retirement Date and Annuity Option
You may elect to begin Annuity Payments immediately or at a future date you specify. If you do not elect to begin Annuity Payments, Annuity Payments will begin on the Annuity Commencement Date. You may request a change in the Annuity Commencement Date at any time before the Maturity Date. You must notify us in writing at least 30 days before Annuity Payments are to begin. Under the Contract, if you do not make an election for an Annuity Commencement Date, Annuity Payments will begin automatically on the Maturity Date. The Maturity Date is the first of the month on or after the 100th birthday of the oldest Annuitant, unless limited by your state.
The Contract permits an Annuity Payment to begin on the first day of any month. The minimum first Annuity Payment must be at least $50 for the payment frequency elected. If the first Annuity Payment would be less than our rules then in effect, we may fulfill our obligation by paying in a single sum the surrender value of the Contract. Alternatively, we may change the payment frequency to meet our minimum payment requirements. We currently require each Annuity Payment to be at least $50, which we may change in our sole discretion.
Annuity Options
The Contract provides for three annuity options. Any one of them may be elected if permitted by law. We may make other annuity options available on request.
If you fail to elect an annuity option a Fixed Annuity will be provided and the annuity option will be Option 2A, a life annuity with a period certain of 120 months, unless a shorter period certain is needed to meet IRS requirements.
Option 1 — Life Annuity This is an Annuity Payment option which is payable monthly during the lifetime of the Annuitant and it terminates with the last scheduled payment preceding the death of the Annuitant. This option offers the maximum monthly payment (of those options which involve a life contingency) since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for you to receive only one Annuity Payment if the Annuitant died prior to the due date of the second Annuity Payment, two if the Annuitant died before the due date of the third Annuity Payment, etc.
Option 2 — Life Annuity with a Period Certain of 120 Months (Option 2A), 180 Months (Option 2B), or 240 Months (Option 2C) This is an Annuity Payment option which is payable monthly during the lifetime of the Annuitant, with the guarantee that if the Annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum to the beneficiary.

Option 3 — Joint and Last Survivor Annuity This is an Annuity Payment option which is payable monthly during the joint lifetime of the Annuitant and a designated joint Annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or continuation of payments to beneficiaries. It would be possible under this option for you to receive only one Annuity Payment if the Annuitants both died prior to the due date of the second Annuity Payment, two if they died before the due date of the third Annuity Payment, etc.
If you have elected one of the MyPath Lifetime Income optional riders, it is still in effect when you reach the maximum Maturity Date, and the oldest Annuitant is a Designated Life under the rider, we will offer you an additional annuity option. The annuity option will provide a Fixed Annuity Payment equivalent on an annual basis to your current GAI for the remainder of the life of the Designated Life (or both Designated Lives, as appropriate), as further described in the section of this Prospectus entitled “Optional Living Benefit Riders.” These options will generally be more favorable when your remaining benefit value is greater than the current Contract Value and you believe it is unlikely your Contract Value will exceed the remaining benefit value in the future. You should consider requesting an annuitization illustration if you have questions about which annuity option is appropriate for you.
Calculation of Your First Annuity Payment
The Contract Value is available to provide Annuity Payments. Some states impose a premium tax which we apply at the time you elect Annuity Payments. These taxes may vary based on the type of employer sponsored retirement plan or Qualified Contract involved and we may deduct these amounts from the amount available to provide Annuity Payments.
The amount of the first monthly payment depends on the Annuity Payment option elected, gender (except in tax-qualified employer sponsored retirement plans or Qualified Contracts that require the use of genderless rates), and the adjusted age of the Annuitant and any joint Annuitant. A formula for determining the adjusted age is contained in your Contract.
The Contract contains tables which show the dollar amount of the first monthly payment for each $1,000 of value applied for Fixed Annuity Payment options. If, when payments are elected, we are using tables of annuity rates for this Contract which are more favorable, we will apply those rates instead.
Annuity Payments are generally made as of the first day of a month, unless otherwise agreed to by us. The Contract requires that we receive notice of election to begin Annuity Payments at least thirty days prior to the Annuity Commencement Date.
Death Benefits
Before Annuity Payments Begin
If you die before Annuity Payments begin, we will pay the death benefit to the beneficiary. If the Owner of this Contract is other than a natural person, such as a trust or other similar entity, we will pay the death benefit to the beneficiary on the death of any Annuitant. The death benefit will be paid in a single sum to the beneficiary designated unless another form of settlement has been requested and agreed to by us. If your Contract includes an optional living benefit, the beneficiary may be entitled to additional options. See the section entitled “Optional Living Benefit Riders” for the specific optional benefit details.
The death benefit is equal to the Contract Value. Prior to any election by the beneficiary of a death benefit payment option, amounts held in the Contract (including amounts paid or payable by us as a death benefit to the Contract Value) shall continue to be affected by the Sub-Account performance as allocated by the Owner. The beneficiary has the right to allocate or transfer to any available Sub-Account option, subject to the same limitations imposed on the Owner. If there are multiple beneficiaries, all of the beneficiaries must agree to the allocation or transfer.
Any remaining amounts in the DCA Fixed Account as of the date we are notified of a death will be transferred to the government Money Market Sub-Account.
Surviving Spouse Option
If the entire death benefit is payable to the sole designated beneficiary who is also the surviving spouse, that spouse shall be treated as the Owner for purposes of: (1) when payments must begin, and (2) the time of distribution in the event of that spouse’s death. In addition, if a surviving spouse elects to assume his or her deceased spouse’s contract, and the optional death benefit is elected, there may be an adjustment to the Contract Value in the form of a death benefit.
Beneficiary other than the Surviving Spouse
If the designated beneficiary is a person other than the Owner’s spouse, that beneficiary may: (1) elect an annuity option measured by a period not longer than that beneficiary’s life expectancy only so long as Annuity Payments begin no later than one year after the death, or (2) take the entire value in the Contract within five years after death of the Owner. If there is no designated beneficiary, then the entire value in the Contract must be distributed within five years after death of the Owner.
Alternatively, and if permitted by the IRS, a beneficiary may elect to receive a systematic distribution over a period not exceeding the beneficiary’s life expectancy using a method that would be acceptable for purposes of calculating the minimum distribution required under section 401(a)(9) of the Code.
Note that changes made in the Setting Every Community Up For Retirement Act of 2019 (“SECURE Act”) may not allow the Beneficiary of a qualified retirement or individual retirement annuity contract to elect to take payments over the Beneficiary's lifetime after the death of the Owner, annuitant or participant. The SECURE Act changes were effective as of January 1, 2020. See the “Tax Qualified Programs” section of the prospectus for a more detailed discussion of the SECURE Act changes.
Payment to the designated beneficiary, other than in a lump sum, may only be elected by the designated beneficiary during the sixty (60) day period following the date we receive due proof of death.
Below is an overview of some of the more common scenarios and who would receive the death benefit (if any) under the Contract terms. If you elect the optional death benefit rider, the scenarios below may apply differently or may not be applicable. Please refer to the Section of this Prospectus entitled “Optional Death Benefit Rider” for details.

If death occurs before Annuity Payments begin:
If:	Then:
The Owner dies; and • there is a surviving Joint Owner; and • the Annuitant is either living or deceased.	The Joint Owner receives the death benefit
The Owner dies; and • there is no Joint Owner; and • the Annuitant is either living or deceased.	The designated beneficiary receives the death benefit
The Owner dies; and • there is no Joint Owner and • there is no designated beneficiary (or all of the beneficiaries pre-decease the Owner); and • the Annuitant is either living or deceased	Owner’s estate receives the death benefit
The Annuitant dies; and • Owner is living	The Owner may name a new Annuitant
The Annuitant dies; and • the Owner is not a natural person, such as a trust	The designated beneficiary receives the death benefit
The Annuitant dies; and • the Owner is not a natural person, such as a trust; and • there is no designated beneficiary (or all of the beneficiaries pre-decease the Annuitant)	The Owner receives the death benefit
Optional Death Benefit Rider
At the time you purchase your Contract you may elect the optional Return of Purchase Payments Death Benefit (ROPP DB). You must be 75 years old or less in order to elect the ROPP DB. You may only elect this option when you submit your application. Once you elect the optional death benefit rider, you may not cancel it. There is a particular charge associated with the optional death benefit. See “Optional Contract Rider Charges” for more information. Each optional contract feature may or may not be beneficial to you depending upon your circumstances. You should consult your tax advisor and your financial representative before you elect any optional features. The optional death benefit is subject to state availability and we reserve the right to stop offering any option(s) at any time. The optional ROPP DB is not available with the election of an optional living benefit.
Return of Purchase Payments Death Benefit (ROPP DB) Option
The Return of Purchase Payments Death Benefit option provides for a death benefit equal to the sum of Purchase Payments adjusted on a Pro-rata Basis for any amounts previously withdrawn. If the ROPP DB is greater than the Contract Value, the difference will be paid as an additional death benefit.
The value of the death benefit will be determined as of the Valuation Date coincident with or next following the day we receive due proof of death at our home office. Any amounts due in excess of the Contract Value will be paid as a death benefit adjustment and directed into the Guaranteed Interest Options and Sub-Accounts of the Variable Account based on the same proportion that each bears to the Contract Value on the date the benefit is calculated in fulfillment of the death benefit provisions of the contract.

If there are values remaining in a DCA Fixed Account option as of the date we are notified of a death, all remaining amounts in the DCA Fixed Account on the date we are notified will be transferred in a lump sum to the government Money Market Sub-Account.
From the date the death benefit adjustment is determined until complete distribution is made, any amount in the Variable Account will remain allocated to the Sub-Accounts and the value will fluctuate with the performance of the Sub-Accounts. This risk is borne by the Beneficiary.
We reserve the right to limit the death benefit to the Contract Value in lieu of any other death benefit value payable if we receive proof of death more than one year after the date of death. This may result in your beneficiary receiving a death benefit that is less than what the beneficiary may have otherwise been entitled to. In addition, you may have paid for a death benefit that may not ultimately be received in this circumstance.
This death benefit option will terminate on the earliest of:
•	the payment of all death benefits available under the Contract or optional death benefit riders;
•	termination or surrender of the Contract;
•	the Annuity Commencement Date where all remaining Contract Value has been applied to provide Annuity Payments;
•	the Contract Value equals zero; or
•	the date of an ownership change or assignment under the Contract unless: (a) the new Owner assumes full ownership of the Contract and is essentially the same person (this includes, but is not limited to, the change from individual ownership to a revocable trust for the benefit of such individual Owner or the change from joint ownership to ownership by the surviving spouse when one of them dies); or (b) the assignment is for the purposes of effectuating a 1035 exchange of the Contract.
See Appendix C for examples of how this optional death benefit works.
Death Benefits After Annuity Payments Begin
If the Annuitant dies on or after the Annuity Commencement Date, we will pay whatever amount may be required by the terms of the Annuity Payment option selected. The remaining value in the contract must be distributed at least as rapidly as under the option in effect at the Annuitant’s death.
If the Owner dies on or after the Annuity Commencement Date, the Beneficiary will become the new Owner and any remaining payments under the Annuity Payment option selected will continue at least as rapidly as under the Annuity Payment option in effect as of the Owner’s death.
If the contract is held inside a qualified retirement plan or as an IRA, the changes made in the SECURE Act may impact these payment options. See the “Tax Qualified Programs” discussion for an explanation of the SECURE Act changes.
Abandoned Property Requirements
Every state has unclaimed property laws that generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s Maturity Date or date the death benefit is due and payable. For example, if the payment of death benefit proceeds has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary, or the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property office of the applicable state. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit proceeds if your beneficiary steps forward to claim it with the proper documentation.
Optional Living Benefit Riders
Your contract may also allow you to choose an optional contract feature described below. These are sometimes referred to as “living benefits” and may not be available in every state. We reserve the right to stop offering any or all of the optional contract riders at any time. Before you elect a living benefit you should consider its specific benefits and features carefully. Optional contract features may or may not be beneficial to you depending on your specific circumstances.
In considering your specific circumstances, you may wish to consider how long you intend to hold the contract; how long you may be required to hold the contract before you may access the benefit; whether you intend to take withdrawals from the contract, including how much and how frequently; whether you intend to annuitize the contract; and what kind of assurances you are seeking in a benefit. Other considerations may apply to your circumstances. There is also a specific charge associated with each optional contract rider which is described in detail in the “Optional Contract Rider Charges” section of this Prospectus. The longer you are required to hold the contract before the benefit may be utilized generally the more you will pay in charges.
None of the living benefits guarantee an investment return in your Contract Value nor do they guarantee that the income or amounts received will be sufficient to cover any individual’s particular needs. You should consider whether the benefits provided by the option and its costs (which reduce Contract Value) are consistent with your financial goals.
All living benefit options terminate once the contract moves into the pay-out phase, (i.e., once the contract is annuitized). In purchasing your contract and when considering the election of a living benefit in this contract, you should also consider whether annuitizing the contract will produce better financial results for you than a living benefit option. You should discuss these important considerations with your financial professional or tax advisor before making a determination.
MyPath Lifetime Income Optional Riders
We currently offer single and joint versions of the following optional living benefit riders, which are sometimes collectively referred to as the MyPath Lifetime Income optional riders:
•	MyPath Edge (Single and Joint),
•	MyPath Horizon (Single, Joint, and Joint 50), and
•	MyPath Journey (Single, Joint, and Joint 50).
Each is an optional rider and each rider can be elected as a single option or as a joint option.
Effective October 12, 2020, we have suspended the availability of MyPath Ascend 2.0 (Single, Joint, and Joint 50), MyPath Core Flex (Single and Joint), and MyPath Value (Single and Joint) optional riders. Additionally, effective July 9, 2018, we have suspended the availability of MyPath Summit (Single and Joint) optional riders.
Each of the MyPath Lifetime Income optional riders is a guaranteed lifetime withdrawal benefit. Each is an optional rider and can be elected as a single option or as a joint option. The benefits are different between the single options and the joint options, and you should consult your financial professional to determine which version, if any, is appropriate to your situation. Each optional rider is designed to provide a benefit that guarantees the Owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the lifetime of a “Designated Life” (described below) for the single versions, and over the lifetime of two “Designated Lives” for the joint versions, regardless of underlying Sub-Account performance. The amount received will be in the form of a withdrawal of Contract Value if the Contract Value is greater than zero or pursuant to the automatic payment phase if the Contract Value is zero.
The MyPath Lifetime Income optional riders do not guarantee investment gains or a minimum Contract Value. Because the GAI is paid in the form of a withdrawal until your Contract Value reaches zero, our obligation to pay you more than your Contract Value will only arise if your entire Contract Value has been exhausted. You can take withdrawals from your contract without electing one of these options. You should also consider the following:
•	Election of one of these riders may or may not be beneficial to you. Because the benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then the riders are generally not appropriate for you.
•	Withdrawals under the riders are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the Contract Value, free withdrawal amounts, or any other contract feature impacted by a withdrawal.
•	You may only elect a rider at the time the contract is issued. The rider will be effective on the rider issue date, also known as the rider effective date. Once you elect the option you may not cancel it. You may only elect one of the MyPath Lifetime Income optional riders.
•	If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.
•	Your entire Contract Value must be allocated to an allocation plan approved by us for use with the rider while the rider is in effect.
•	After the first Contract Year following the optional living benefit rider effective date, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent.
•	The joint options are not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing a joint rider if you have questions about your spouse’s status under federal law.
•	The riders may not be purchased for a “stretch” IRA or other “decedent” type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent’s named beneficiary.
Each of the MyPath Lifetime Income optional riders has restrictions and limitations. These restrictions and limitations include, among others:
(i)	restrictions on the age of each Designated Life,
(ii)	restrictions on whether Joint Owners or Annuitants are permitted,
(iii)	restrictions on whether non-natural Owners are permitted, and
(iv)	restrictions on which other optional benefit riders, if any, may also be elected.

The table below summarizes those restrictions and limitations, but does not serve as a complete description of all restrictions and limitations. A complete description of each rider, its benefits, and additional limitations and restrictions follows the table.
	Age Limits for Each Designated Life at Rider Issue:		Rider Available with:
MyPath Lifetime Income Optional Rider	Minimum	Maximum	Joint Owners	Joint Annuitants	Non-natural Owner	Other Optional Benefit Riders
MyPath Edge — Single — Level Option	55	85	No	Yes, if natural owner	Yes	None
MyPath Edge — Single — Plus Option	55	85	No	Yes, if natural Owner	Yes	None
MyPath Edge — Joint — Level Option	55	85	Yes	Yes	No	None
MyPath Edge — Joint — Plus Option	55	85	Yes	Yes	No	None
MyPath Horizon — Single	45	80	No	Yes, if natural Owner	Yes	None
MyPath Horizon — Joint	45	80	Yes	Yes	No	None
MyPath Horizon — Joint 50	45	80	Yes	Yes	No	None
MyPath Journey — Single	45	80	No	Yes, if natural owner	Yes	None
MyPath Journey — Joint	45	80	Yes	Yes	No	None
MyPath Journey — Joint 50	45	80	Yes	Yes	No	None
MyPath Core Flex — Single	45	80	No	Yes, if natural Owner	Yes	None
MyPath Core Flex — Joint	45	80	Yes	Yes	No	None
MyPath Ascend 2.0 — Single	45	80	No	Yes, if natural Owner	Yes	None
MyPath Ascend 2.0 — Joint	45	80	Yes	Yes	No	None
MyPath Ascend 2.0 — Joint 50	45	80	Yes	Yes	No	None
MyPath Summit — Single	55	80	No	Yes, if natural Owner	Yes	None
MyPath Summit — Joint	55	80	Yes	Yes	No	None
MyPath Value — Single	35	80	No	Yes, if natural Owner	Yes	None
MyPath Value — Joint	35	80	Yes	Yes	No	None

MyPath Edge (Single and Joint) Option
The Benefit
This rider guarantees that in each Contract Year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of the Designated Life for MyPath Edge — Single, or until the death of both Designated Lives for MyPath Edge — Joint. The amount received will be in the form of a withdrawal of Contract Value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single Contract Year in excess of the GAI, it may result in a reduced GAI, as described below, and negatively impact your benefit. See the descriptions of “Withdrawals” and “Adjustments for Withdrawals” below for additional detail.
The GAI is determined by multiplying the annual income percentage, or lifetime income percentage for Plus options described below, by an amount referred to as the benefit base. The benefit base may be adjusted for benefit base resets, subsequent Purchase Payments, and withdrawals. The methods used to calculate the GAI, the benefit base, and each of the benefit base adjustments is described in detail below.
This rider differs, in part, from the other MyPath Lifetime Income optional riders in that it does not offer the opportunity for benefit base enhancements. Instead, this rider may be beneficial for those looking to receive Guaranteed Annual Income immediately while preserving a surrender value.
This rider also offers Level and Plus options. The Level options provide GAI payments that only reduce upon excess withdrawals as described below. The Plus options provide a higher initial stream of GAI payments that are reduced upon the rider entering the automatic payment phase, upon which the rider will continue to provide GAI payments in accordance with the available Lifetime Income Percentages.
Several examples to help show how this rider works are included in Appendix J.
The Benefit Date
The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the Contract Anniversary following the 59th birthday of the Designated Life for MyPath Edge — Single and of the youngest Designated Life for MyPath Edge — Joint, or the rider effective date. The rider effective date is the rider issue date.
Calculating the Benefit Base Values
Benefit Base
The benefit base is a value that is used to calculate the amount of GAI available for withdrawal under this rider. The benefit base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals. The benefit base may also be adjusted for benefit base resets, which are also described below.
The initial benefit base will be set to the initial Purchase Payment.
For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. After the first Contract Anniversary, however, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a subsequent Purchase Payment is received after the first Contract Anniversary in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value or benefit base. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the benefit base as a result of the Purchase Payment.
Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.
After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the benefit base will not be reduced.
After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.
Reductions on a Pro-rata Basis may result in the benefit base being reduced by more than the actual amount of the withdrawal.
The benefit base is separate from your Contract Value. The benefit base may not be withdrawn as a lump sum and is not payable at death.
The Company retains the right to impose a benefit base maximum at any point. The benefit base maximum will only apply to new purchasers of the rider. If imposed, the benefit base maximum would apply to the initial benefit base, as well as increases due to subsequent Purchase Payments and benefit base resets.
Benefit Base Reset
On each Contract Anniversary, the benefit base will be increased to the Contract Value if the Contract Value is greater than the benefit base. This increase in the benefit base is referred to as the benefit base reset.
On each date of a benefit base reset, if the rider charge applicable to new customers purchasing MyPath Edge exceeds your current rider charge and the benefit base increases to the Contract Value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. The rider charge following the increase will also not exceed the maximum annual rider charge shown in the section of this Prospectus entitled “Contract Charges and Fees — Optional Contract Rider Charges,” regardless of the charge applicable to new customers. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled “Contract Charges and Fees” for additional details on the charges for this rider.
You may elect to decline the rider charge increase. Declining the rider charge increase will result in no further increase to the benefit base, which may mean your benefit under the rider will not have the opportunity to increase in the future. You will be notified in writing a minimum of 30 days prior to the date of the potential benefit base reset that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the date of the potential benefit base reset. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.

Calculating the Guaranteed Annual Income (GAI)
The GAI will be equal to the benefit base multiplied by the annual income percentage (described below) based on the age of the Designated Life for MyPath Edge — Single or of the youngest Designated Life for MyPath Edge — Joint. The annual income percentage will be determined at the time of the first withdrawal, and will be based on the age of the Designated Life for MyPath Edge — Single or of the youngest Designated Life for MyPath Edge — Joint at the time of the first withdrawal. Upon reaching the automatic payment phase, the GAI for owners of the Plus option of this rider will be calculated by multiplying the benefit base by the lifetime income percentage based on the age of the Designated Life for MyPath Edge — Single or of the youngest Designated Life for MyPath Edge — Joint at the time of the first withdrawal.
The Level annual income percentages are as follows:
Age	MyPath Edge — Single Annual Income Percentage	MyPath Edge — Joint Annual Income Percentage
through age 55	3.40%	2.95%
56	3.50%	3.05%
57	3.60%	3.15%
58	3.70%	3.25%
59	3.85%	3.40%
60	4.00%	3.55%
61	4.15%	3.70%
62	4.25%	3.80%
63	4.35%	3.90%
64	4.65%	4.20%
65	5.30%	4.85%
66	5.35%	4.90%
67	5.40%	4.95%
68	5.45%	5.00%
69	5.50%	5.05%
70	5.55%	5.10%
71	5.60%	5.15%
72	5.60%	5.15%
73	5.65%	5.20%
74	5.70%	5.25%
75	5.80%	5.35%
76	5.90%	5.45%
77	6.00%	5.55%
78	6.10%	5.65%
79	6.20%	5.75%
80	6.30%	5.85%
81	6.35%	5.90%
82	6.40%	5.95%
83	6.45%	6.00%
84	6.50%	6.05%
85 and older	6.55%	6.10%

The Plus annual income percentages are as follows:
Age	MyPath Edge — Single Annual Income Percentage	MyPath Edge — Joint Annual Income Percentage
through age 55	4.10%	3.45%
56	4.20%	3.55%
57	4.30%	3.65%
58	4.40%	3.75%
59	4.55%	3.90%
60	4.70%	4.05%
61	4.85%	4.20%
62	4.95%	4.30%
63	5.05%	4.40%
64	5.35%	4.70%
65	6.00%	5.35%
66	6.05%	5.40%
67	6.10%	5.45%
68	6.15%	5.50%
69	6.20%	5.55%
70	6.25%	5.60%
71	6.30%	5.65%
72	6.30%	5.65%
73	6.35%	5.70%
74	6.40%	5.75%
75	6.50%	5.85%
76	6.60%	5.95%
77	6.70%	6.05%
78	6.80%	6.15%
79	6.90%	6.25%
80	7.00%	6.35%
81	7.05%	6.40%
82	7.10%	6.45%
83	7.15%	6.50%
84	7.20%	6.55%
85 and older	7.25%	6.60%

The Plus lifetime income percentages are as follows:
Age	MyPath Edge — Single Lifetime Income Percentage	MyPath Edge — Joint Lifetime Income Percentage
through age 55	2.50%	2.50%
56	2.50%	2.50%
57	2.50%	2.50%
58	2.50%	2.50%
59	2.50%	2.50%
60	3.00%	3.00%
61	3.00%	3.00%
62	3.00%	3.00%
63	3.00%	3.00%
64	3.00%	3.00%
65	3.50%	3.50%
66	3.50%	3.50%
67	3.50%	3.50%
68	3.50%	3.50%
69	3.50%	3.50%
70	3.50%	3.50%
71	3.50%	3.50%
72	3.50%	3.50%
73	3.50%	3.50%
74	3.50%	3.50%
75	3.50%	3.50%
76	3.50%	3.50%
77	3.50%	3.50%
78	3.50%	3.50%
79	3.50%	3.50%
80	3.50%	3.50%
81	3.50%	3.50%
82	3.50%	3.50%
83	3.50%	3.50%
84	3.50%	3.50%
85 and older	3.50%	3.50%

We reserve the right to change the annual income percentage and lifetime income percentage for MyPath Edge (Single and Joint) riders that are issued in the future, and may disclose these changes in a Rate Sheet Prospectus Supplement. Please see Appendix H for historical annual income percentages and lifetime income percentages applicable for this rider.
The annual income percentage and lifetime income percentage will not change after it is determined as of the date of the first withdrawal.
Upon an increase in the benefit base pursuant to a subsequent Purchase Payment or benefit base reset, the GAI will be recalculated to be equal to (a) multiplied by (b) where:
(a)	is the benefit base following the subsequent Purchase Payment or benefit base reset, as applicable, and

(b)	is the annual income percentage based on the applicable age of the Designated Life for MyPath Edge — Single or of the youngest Designated Life for MyPath Edge — Joint, as of the later of the date of the first withdrawal.
Subsequent Purchase Payments and withdrawals will adjust the GAI as described below. If you purchased a Qualified Contract, withdrawals taken to satisfy any required minimum distribution requirements may not adjust the GAI, if certain conditions are satisfied. Please see the description of Required Minimum Distributions for Applicable Qualified Contracts below.
GAI Adjustment for Subsequent Purchase Payments
For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. If a subsequent Purchase Payment increases the benefit base, the GAI will be recalculated to be equal to the new benefit base multiplied by the applicable annual income percentage.
The applicable annual income percentage will be based on the age of the Designated Life for MyPath Edge — Single or of the youngest Designated Life for MyPath Edge — Joint, as of the date of the first withdrawal. The annual income percentage will not be reevaluated upon a subsequent Purchase Payment.
For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no increase to the benefit base as a result of the Purchase Payment. As a result, there will be no immediate increase to the GAI.
After the first Contract Year following the optional living benefit rider effective date, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a Purchase Payment is received in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value or benefit base.
Withdrawals
You should consider the following before taking a withdrawal under this contract or rider:
•	Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the Contract Value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.
•	Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.
•	A withdrawal which causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the Contract Value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.
•	Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.
•	If you decide to apply an amount less than the entire Contract Value to provide Annuity Payments under an Annuity Payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled “Annuitization Benefits and Options” if you are considering annuitizing your contract.

•	Any provision in your contract requiring there be a minimum Contract Value following any withdrawal is waived while this rider is in effect.
You may take a withdrawal from any “allowable Sub-Account” (described below) in any proportion.
Adjustment for Withdrawals Taken Prior to the Benefit Date
If you take withdrawals from your contract prior to the benefit date, it will cause the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced on a Pro-rata Basis, which may result in a reduction that is greater than the amount of the withdrawal.
The GAI will be equal to (a) multiplied by (b) where:
(a)	is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and
(b)	is the annual income percentage based on the applicable age of the Designated Life for MyPath Edge — Single or of the youngest Designated Life for MyPath Edge — Joint, as of the date of the first withdrawal.
Adjustment for Withdrawals Taken After the Benefit Date
Each Contract Year after the benefit date, you may withdraw an amount less than or equal to the GAI or, if the contract is a Qualified Contract, the Required Minimum Distribution (RMD) for this Contract, whichever is greater. These withdrawals will immediately reduce the Contract Value by the amount of the withdrawal, but will not reduce the benefit base or GAI. If withdrawals in any Contract Year are less than the GAI, the remaining GAI may not be carried forward to future Contract Years.
Any amount you withdraw in a single Contract Year after the benefit date which is in excess of the greater of the GAI or RMD is an excess withdrawal. The portion of each individual withdrawal during a Contract Year that is treated as an excess withdrawal is equal to the amount withdrawn, including any applicable deferred sales charge, less any GAI or RMD remaining prior to the withdrawal for that Contract Year. An excess withdrawal will cause the benefit base and GAI to be recalculated. The excess portion of an excess withdrawal will reduce the benefit base on a Pro-rata Basis, which means that the lower the Contract Value is relative to the benefit base, the greater the reduction in the benefit base.
The GAI will be equal to (a) multiplied by (b) where:
(a)	is the benefit base following the withdrawal (i.e., the result of the benefit base being reduced on a Pro-rata Basis), and
(b)	is the annual income percentage based on the applicable age of the Designated Life for MyPath Edge — Single or of the youngest Designated Life for MyPath Edge — Joint, as of the date of the first withdrawal.
Excess withdrawals can reduce future benefits by more than the dollar amount of the excess withdrawal.
Required Minimum Distributions for Applicable Qualified Contracts
For purposes of this rider, the RMD is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those Qualified Contracts issued under the provisions of Sections 401, 404, 408, or 457 of the Code.

Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. A withdrawal in any Contract Year after you are eligible for RMD will not be treated as an excess withdrawal if that withdrawal does not cause the total withdrawals for the Contract Year to exceed the greater of the GAI or your RMD for the current calendar year. Such treatment is contingent on your acceptance of our calculation of the RMD amounts. RMD calculations will be based solely on the value of the individual contract and any attached riders, and will be determined for the calendar year in which the RMD withdrawal is requested. Each RMD amount is calculated based on information provided by you and our understanding of the Code and related regulations. We reserve the right to make changes in our calculations, as needed, to comply with the Code and related regulations.
While this contract is subject to RMD provisions, the benefit will be treated as follows:
•	Each Contract Year the GAI will be calculated as described in the “Calculating the Guaranteed Annual Income” section above. The GAI will not be changed based on the RMD requirement.
•	If the RMD amount is greater than the GAI, the benefit base and GAI will not be reduced for withdrawals up to the RMD amount.
Under the Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on Contract Year. Because the intervals for the GAI and RMD are different, multiple withdrawals in a single Contract Year may be more likely to result in a reduction of the GAI and therefore a reduced benefit. If the sum of the withdrawals in a Contract Year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that Contract Year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.
Assume an IRA with a Contract Year of May 1 to April 30, and there are no withdrawals other than as described. The GAI for the 2021 Contract Year ending April 30, 2022 is $5,000. The RMDs for calendar years 2021 and 2022 are $6,000 and $8,000, respectively. If the Owner withdraws $1,500 in each of the last three quarters of calendar year 2021 and $2,000 in the first quarter of calendar year 2022, then the Owner will have withdrawn $6,500 for the 2021 Contract Year (May 1 to April 30). Since the sum of the Owner’s withdrawals for the 2021 Contract Year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.
Consider another example using the same assumptions in the paragraph above, but instead of the Owner taking the $2,000 withdrawal in the first quarter of 2022, he or she takes it in the last quarter of 2021. In that case, the withdrawals for the Contract Year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note — the last withdrawal makes the total withdrawals for the year exceed the RMD amount.
Contract Value Allocation Plan
While this rider is in effect, the full Contract Value must be allocated to the Sub-Account(s) of the Variable Annuity Account according to an allocation plan approved by us for use with this rider. Currently, the only approved allocation plan is:
•	100% allocation among allowable Sub-Account
Allowable Sub-Account: When you elect this rider, only one Sub-Account is available to you for allocation of your funds. This is referred to as the “allowable Sub-Account.” The risks and objectives of the allowable Sub-Account is described in detail in that Sub-Account’s prospectus which is part of the underlying Funds prospectus.

The allowable Sub-Account currently is:
• SFT Core Bond Fund
The purpose of this investment restriction is to help reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, this investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your Contract Value.
We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional Purchase Payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the approved allocation plans available at the time of your request. If you do not make an additional Purchase Payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by any subsequent addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire Contract Value to another allocation plan approved for use with this rider.
Automatic Payment Phase – Level Option
If the Contract Value is reduced to zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that you will no longer be eligible for a benefit base reset. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.
We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Edge — Single and of both Designated Lives for MyPath Edge — Joint. Once selected, the frequency may not be changed without our consent. During this phase, no additional Purchase Payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of the Designated Life for MyPath Edge — Single and of both Designated Lives for MyPath Edge — Joint, this rider terminates and no further benefits are payable under this rider or the contract.
Automatic Payment Phase – Plus Option
If the Contract Value is reduced to zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that you will no longer be eligible for a benefit base reset. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.
We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Edge — Single and of both Designated Lives for MyPath Edge — Joint. Upon entering the automatic payment phase, the GAI will be recalculated using the Lifetime Income Percentage. Once selected, the frequency may not be changed without our consent. During this phase, no additional Purchase Payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of the Designated Life for MyPath Edge — Single and of both Designated Lives for MyPath Edge — Joint, this rider terminates and no further benefits are payable under this rider or the contract.
Annuity Payments
If you elect to receive Annuity Payments, you may apply your available Contract Value to any Annuity Payment option in accordance with your contract terms. Amounts less than the entire Contract Value that are applied to provide Annuity Payments under an Annuity Payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled “Annuitization Benefits and Options” if you are considering annuitizing your contract.
If Annuity Payments are required to begin and the oldest Annuitant is a Designated Life, the MyPath Edge rider allows you to elect from an additional Annuity Payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Edge — Single and of both Designated Lives for MyPath Edge — Joint. Annuity Payments are required to begin on the Maturity Date. Please see the section entitled “Electing the Retirement Date and Annuity Option” for further details on the Maturity Date and the required beginning of Annuity Payments.
Spousal Continuation (for MyPath Edge — Joint)
For MyPath Edge — Joint, if a Designated Life dies and the surviving spouse continues the contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of contract continuation. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the MyPath Edge — Joint rider charge, and any future GAI calculations will be based on the life of the surviving spouse as the sole Designated Life. The MyPath Edge — Joint option is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse’s status under federal law.
Impact of Divorce
For MyPath Edge — Single, if the Designated Life is removed as the Owner of the contract (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order, the rider will terminate.
For MyPath Edge — Joint, if a Designated Life is removed from the contract due to a divorce or qualified dissolution order, any future GAI calculations will be based on the life of the remaining Designated Life. The rider charge and all terms of this rider will continue to be based on the joint version of the rider even though benefits are provided for only one Designated Life.
Rider Termination
Once you elect the MyPath Edge rider, you may not elect to cancel it.
The rider will automatically terminate at the earliest of:
(a)	For MyPath Edge — Single and MyPath Edge — Joint:
(1)	termination or surrender of the contract (Note — a withdrawal that reduces the Contract Value to zero and causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

(2)	the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments; or
(3)	the date of an ownership change or assignment under the contract unless:
(i)	the new Owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to: for MyPath Edge — Single, the change from individual ownership to a revocable trust for the benefit of such individual Owner, and, for MyPath Edge — Joint, the change from joint ownership to ownership by the surviving spouse when one of them dies or an Owner is removed due to a divorce or qualified dissolution order); or
(ii)	the assignment is for the purposes of effectuating a 1035 exchange of the contract; or
(b)	for MyPath Edge — Single:
(1)	the date we receive due proof of death of the Designated Life; or
(2)	the date the Designated Life is removed as a contract Owner (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order; or
(c)	for MyPath Edge — Joint:
(1)	the date we receive due proof of death of the last remaining Designated Life; or
(2)	the date any death benefits are paid as a lump sum under the terms of the contract.
Upon termination of this rider, the benefits and charges within this rider will terminate. A proportionate amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.
MyPath Horizon (Single, Joint, and Joint 50) Option
The Benefit
This rider guarantees that in each Contract Year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of the Designated Life for MyPath Horizon — Single, or until the death of both Designated Lives for MyPath Horizon — Joint or Joint 50. The amount received will be in the form of a withdrawal of Contract Value if available, or pursuant to the automatic payment phase. If you take withdrawals before the benefit date or in a single Contract Year in excess of the GAI, it may result in a reduced GAI, as described below, and negatively impact your benefit. See the descriptions of “Withdrawals” and “Adjustments for Withdrawals” below for additional detail.
The GAI is determined by multiplying the annual income percentage by an amount referred to as the benefit base. If you purchased MyPath Horizon — Joint 50, beginning on the Continuation Date, this result will also be multiplied by the Continuation Factor. The benefit base may be adjusted for benefit base enhancements, benefit base resets, subsequent Purchase Payments, and withdrawals. The methods used to calculate the GAI, the benefit base, and each of the benefit base adjustments are described in detail below.
Several examples designed to help show how this rider works are included in Appendix I.

The Benefit Date
The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the Contract Anniversary following the 59th birthday of the Designated Life for MyPath Horizon — Single and of the youngest Designated Life for MyPath Horizon — Joint and Joint 50, or the rider effective date. The rider effective date is the rider issue date.
Calculating the Benefit Base and Enhancement Base Values
Benefit Base
The benefit base is a value that is used to calculate the amount of GAI available for withdrawal under this rider. The benefit base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals. The benefit base may also be adjusted for benefit base enhancements and benefit base resets, which are also described below.
The initial benefit base will be set to the initial Purchase Payment.
For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. After the first Contract Anniversary, however, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a subsequent Purchase Payment is received after the first Contract Anniversary in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value or benefit base. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the benefit base as a result of the Purchase Payment.
Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.
After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the benefit base will not be reduced.
After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.
Reductions on a Pro-rata Basis may result in the benefit base being reduced by more than the actual amount of the withdrawal.
The benefit base is separate from your Contract Value. The benefit base may not be withdrawn as a lump sum and is not payable at death.
The Company retains the right to impose a benefit base maximum at any point. The benefit base maximum will only apply to new purchasers of the rider. If imposed, the benefit base maximum would apply to the initial benefit base, as well as increases due to subsequent Purchase Payments, benefit base enhancements, and benefit base resets.

Enhancement Base
The enhancement base is a value that is used to calculate any applicable benefit base enhancement. The enhancement base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals.
The initial enhancement base will be set to the initial Purchase Payment.
For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the enhancement base will be increased by the amount of the subsequent Purchase Payment. After the first Contract Anniversary, however, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a subsequent Purchase Payment is received after the first Contract Anniversary in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value or enhancement base. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the enhancement base as a result of the Purchase Payment.
Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the enhancement base to be reduced on a Pro-rata Basis.
After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the enhancement base will not be reduced.
After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the enhancement base to be reduced on a Pro-rata Basis.
Reductions on a Pro-rata Basis may result in the enhancement base being reduced by more than the actual amount of the withdrawal.
The enhancement base is separate from your Contract Value. The enhancement base may not be withdrawn as a lump sum and is not payable at death.
Benefit Base Enhancement
For purposes of calculating the benefit base enhancement, the “enhancement period” is the 8 Contract Years following the rider effective date. The enhancement period, and the potential for any benefit base enhancement, will terminate 8 Contract Years following the rider effective date.
On each Contract Anniversary during the enhancement period, after each Contract Year in which there have been no withdrawals, we will increase the benefit base by an amount equal to 6.0% multiplied by the enhancement base. This increase in the benefit base is referred to as the benefit base enhancement. We reserve the right to change the percentage used to determine the benefit base enhancement for MyPath Horizon (Single, Joint, and Joint 50) riders that are issued in the future, and may disclose these changes in a Rate Sheet Prospectus Supplement.
For any Contract Year during the enhancement period in which you take a withdrawal, regardless of whether the amount of the withdrawal is greater than, less than, or equal to, the GAI, you will not receive the benefit base enhancement for that Contract Year. However, you may receive a benefit base enhancement in each of the remaining Contract Years in the enhancement period if you do not take a withdrawal for that Contract Year. The enhancement period will not be extended for any reason, including for years in which you take a withdrawal and are no longer eligible for the benefit base enhancement for those years.
Because rider charges apply to the greater of the benefit base or Contract Value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the Contract Value as a result of the benefit base enhancement.
Benefit Base Reset
On each Contract Anniversary, immediately following application of any applicable benefit base enhancement, the benefit base will be increased to the Contract Value if the Contract Value is greater than the benefit base. This increase in the benefit base is referred to as the benefit base reset. The enhancement base and the enhancement period will not be affected by the benefit base reset.
On each date of a benefit base reset, if the rider charge applicable to new customers purchasing MyPath Horizon exceeds your current rider charge and the benefit base increases to the Contract Value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. The rider charge following the increase will also not exceed the maximum annual rider charge shown in the section of this Prospectus entitled “Contract Charges and Fees — Optional Contract Rider Charges,” regardless of the charge applicable to new customers. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled “Contract Charges and Fees” for additional details on the charges for this rider.
You may elect to decline the rider charge increase. Declining the rider charge increase will result in no further increase to the benefit base, which may mean your benefit under the rider will not have the opportunity to increase in the future. You will be notified in writing a minimum of 30 days prior to the date of the potential benefit base reset that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the date of the potential benefit base reset. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.
Calculating the Guaranteed Annual Income (GAI)
The GAI will be equal to the benefit base multiplied by the annual income percentage (described below) based on the age of the Designated Life for MyPath Horizon — Single or of the youngest Designated Life for MyPath Horizon — Joint. The annual income percentage will be determined at the time of the first withdrawal, and will be based on the age of the Designated Life for MyPath Horizon — Single or of the youngest Designated Life for MyPath Horizon — Joint at the time of the first withdrawal.
If you purchased MyPath Horizon — Joint 50, prior to the Continuation Date, the GAI will be equal to the benefit base multiplied by the annual income percentage (described below) based on the age of the youngest Designated Life. The annual income percentage will be determined at the time of the first withdrawal, and will be based on the age of the youngest Designated Life at the time of the first withdrawal. Beginning on the Continuation Date, the GAI will be equal to the benefit base multiplied by the annual income percentage (described below) then multiplied by the Continuation Factor. The current Continuation Factor is 50.00%. As a result of the Continuation Factor, the GAI will remain reduced until the death of the surviving Designated Life.

The annual income percentages are as follows:
Age	MyPath Horizon — Single Annual Income Percentage	MyPath Horizon — Joint Annual Income Percentage	MyPath Horizon — Joint 50 Annual Income Percentage
through age 64	3.80%	3.30%	4.30%
65-74	5.15%	4.65%	5.65%
75-79	5.35%	4.85%	5.85%
80+	5.55%	5.05%	6.05%

We reserve the right to change the annual income percentage for MyPath Horizon (Single, Joint, and Joint 50) riders that are issued in the future, and may disclose these changes in a Rate Sheet Prospectus Supplement. If you purchased MyPath Horizon — Joint 50, we additionally reserve the right to change the Continuation Factor for riders that are issued in the future and will also disclose these in a Rate Sheet Prospectus Supplement. Please see Appendix H for historical benefit base enhancement rates, Continuation Factor rates, and annual income percentages applicable for this rider.
The annual income percentage will not change after it is determined as of the date of the first withdrawal.
Upon an increase in the benefit base pursuant to a subsequent Purchase Payment, benefit base enhancement, or benefit base reset, the GAI will be recalculated to be equal to (a) multiplied by (b), and beginning on the Continuation Date for MyPath Horizon — Joint 50 only, multiplied by (c) where:
(a)	is the benefit base following the subsequent Purchase Payment, benefit base enhancement, benefit base reset, as applicable,
(b)	is the annual income percentage based on the applicable age of the Designated Life for MyPath Horizon — Single or of the youngest Designated Life for MyPath Horizon — Joint or Joint 50, as of the date of the first withdrawal, and
(c)	is the Continuation Factor
Subsequent Purchase Payments and withdrawals will adjust the GAI as described below. If you purchased a Qualified Contract, withdrawals taken to satisfy any required minimum distribution requirements may not adjust the GAI, if certain conditions are satisfied. Please see the description of Required Minimum Distributions for Applicable Qualified Contracts below.
GAI Adjustment for Subsequent Purchase Payments
For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. If a subsequent Purchase Payment increases the benefit base, the GAI will be recalculated to be equal to the new benefit base multiplied by the applicable annual income percentage. For MyPath Horizon — Joint 50 Owners, this amount will also be multiplied by the Continuation Factor, if on or after the Continuation Date.
The applicable annual income percentage will be based on the age of the Designated Life for MyPath Horizon — Single or of the youngest Designated Life for MyPath Horizon — Joint or Joint 50, as of the date of the first withdrawal. The annual income percentage will not be reevaluated upon a subsequent Purchase Payment.

For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no increase to the benefit base as a result of the Purchase Payment. As a result, there will be no immediate increase to the GAI.
After the first Contract Year following the optional living benefit rider effective date, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a Purchase Payment is received in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value, benefit base, or enhancement base.
Withdrawals
You should consider the following before taking a withdrawal under this contract or rider:
•	Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the Contract Value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.
•	Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.
•	A withdrawal which causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the Contract Value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.
•	Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.
•	If you decide to apply an amount less than the entire Contract Value to provide Annuity Payments under an Annuity Payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base, enhancement base, and GAI. Be sure to read the section entitled “Annuitization Benefits and Options” if you are considering annuitizing your Contract.
•	Any provision in your contract requiring there be a minimum Contract Value following any withdrawal is waived while this rider is in effect.
You may take a withdrawal from any “allowable Sub-Account” (described below) in any proportion.
Adjustment for Withdrawals Taken Prior to the Benefit Date
If you take withdrawals from your contract prior to the benefit date, it will cause the benefit base, enhancement base, and the GAI to be recalculated and reduced. The benefit base and enhancement base will each be reduced on a Pro-rata Basis, which may result in a reduction that is greater than the amount of the withdrawal.
The GAI will be equal to (a) multiplied by (b), and beginning on the Continuation Date for MyPath Horizon — Joint 50 only, multiplied by (c) where:
(a)	is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above),
(b)	is the annual income percentage based on the applicable age of the Designated Life for MyPath Horizon — Single or of the youngest Designated Life for MyPath Horizon — Joint or Joint 50, as of the date of the first withdrawal, and
(c)	is the Continuation Factor.

Adjustment for Withdrawals Taken After the Benefit Date
Each Contract Year after the benefit date, you may withdraw an amount less than or equal to the GAI or, if the contract is a Qualified Contract, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the Contract Value by the amount of the withdrawal, but will not reduce the benefit base, enhancement base, or GAI. If withdrawals in any Contract Year are less than the GAI, the remaining GAI may not be carried forward to future Contract Years.
Any amount you withdraw in a single Contract Year after the benefit date which is in excess of the greater of the GAI or RMD is an excess withdrawal. The portion of each individual withdrawal during a Contract Year that is treated as an excess withdrawal is equal to the amount withdrawn, including any applicable deferred sales charge, less any GAI or RMD remaining prior to the withdrawal for that Contract Year. An excess withdrawal will cause the benefit base, enhancement base, and GAI to be recalculated. The excess portion of an excess withdrawal will reduce the benefit base and enhancement base on a Pro-rata Basis, which means that the lower the Contract Value is relative to the benefit base and enhancement base, the greater the reduction in the benefit base and enhancement base.
The GAI will be equal to (a) multiplied by (b), and beginning on the Continuation Date for MyPath Horizon — Joint 50 only, multiplied by (c) where:
(a)	is the benefit base following the withdrawal (i.e., the result of the benefit base being reduced on a Pro-rata Basis),
(b)	is the annual income percentage based on the applicable age of the Designated Life for MyPath Horizon — Single or of the youngest Designated Life for MyPath Horizon — Joint or Joint 50, as of the date of the first withdrawal, and
(c)	is the Continuation Factor.
Excess withdrawals can reduce future benefits by more than the dollar amount of the excess withdrawal.
Required Minimum Distributions for Applicable Qualified Contracts
For purposes of this rider, the RMD is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those Qualified Contracts issued under the provisions of Sections 401, 404, 408, or 457 of the Code.
Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. A withdrawal in any Contract Year after you are eligible for RMD will not be treated as an excess withdrawal if that withdrawal does not cause the total withdrawals for the Contract Year to exceed the greater of the GAI or your RMD for the current calendar year. Such treatment is contingent on your acceptance of our calculation of the RMD amounts. RMD calculations will be based solely on the value of the individual contract and any attached riders, and will be determined for the calendar year in which the RMD withdrawal is requested. Each RMD amount is calculated based on information provided by you and our understanding of the Code and related regulations. We reserve the right to make changes in our calculations, as needed, to comply with the Code and related regulations.
While this contract is subject to RMD provisions, the benefit will be treated as follows:
•	Each Contract Year the GAI will be calculated as described in the “Calculating the Guaranteed Annual Income” section above. The GAI will not be changed based on the RMD requirement.

•	If the RMD amount is greater than the GAI, the benefit base, enhancement base, and GAI will not be reduced for withdrawals up to the RMD amount.
Under the Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on Contract Year. Because the intervals for the GAI and RMD are different, multiple withdrawals in a single Contract Year may be more likely to result in a reduction of the GAI and therefore a reduced benefit. If the sum of the withdrawals in a Contract Year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that Contract Year, then the benefit base, enhancement base, and GAI would be recalculated, as described above. Below is an example of how this would apply.
Assume an IRA with a Contract Year of May 1 to April 30, and there are no withdrawals other than as described. The GAI for the 2020 Contract Year ending April 30, 2021 is $5,000. The RMDs for calendar years 2020 and 2021 are $6,000 and $8,000, respectively. If the Owner withdraws $1,500 in each of the last three quarters of calendar year 2020 and $2,000 in the first quarter of calendar year 2021, then the Owner will have withdrawn $6,500 for the 2020 Contract Year (May 1 to April 30). Since the sum of the Owner’s withdrawals for the 2020 Contract Year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.
Consider another example using the same assumptions in the paragraph above, but instead of the Owner taking the $2,000 withdrawal in the first quarter of 2021, he or she takes it in the last quarter of 2020. In that case, the withdrawals for the Contract Year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note — the last withdrawal makes the total withdrawals for the year exceed the RMD amount.
Contract Value Allocation Plan
While this rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with this rider. Currently, the only approved allocation plan is:
•	100% allocation among allowable Sub-Accounts
Allowable Sub-Accounts: When you elect this rider, only certain Sub-Accounts are available to you for allocation of your funds. These are referred to as “allowable Sub-Accounts.” Each of these Portfolios is a managed volatility fund, which means each Portfolio seeks to manage the volatility of investment return. The risks and objectives of each allowable Sub-Account are described in detail in that Sub-Account’s prospectus which is part of the underlying Funds prospectus.
The allowable Sub-Accounts currently include:
• AB Dynamic Asset Allocation Portfolio • Goldman Sachs VIT Global Trends Allocation Fund • Ivy VIP Pathfinder Moderate — Managed Volatility • PIMCO VIT Global Diversified Allocation Portfolio	• SFT Balanced Stabilization Fund • SFT Equity Stabilization Fund • TOPS® Managed Risk Flex ETF Portfolio
The allowable Sub-Accounts are designed to provide different asset allocation options to you. They also each have differing risk characteristics and objectives. In selecting an allowable Sub-Account you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your financial representative for assistance in selecting an allowable Sub-Account. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of these investment restrictions is to help reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, these investment restrictions may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your Contract Value.
We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional Purchase Payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the approved allocation plans available at the time of your request. If you do not make an additional Purchase Payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by any subsequent addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire Contract Value to another allocation plan approved for use with this rider.
Automatic Payment Phase
If the Contract Value is reduced to zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that you will no longer be eligible for a benefit base reset, or benefit base enhancement. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.
We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Horizon — Single and of both Designated Lives for MyPath Horizon — Joint and Joint 50.
If you purchased MyPath Horizon — Joint 50, upon the first death of a Designated Life, the Continuation Factor will be applied to the initial payment amount and the reduced payment will continue until the death of the surviving Designated Life. If only one Designated Life is alive when the Contract Value reaches zero, you will receive an annual amount in the form of an Annuity Payment until the death of the Designated Life. The payment amount will be equal to the GAI. If the Continuation Date is later than the date the Contract Value reaches zero, the Continuation Factor will be applied in the calculation of the GAI on the date the contract enters the automatic payment phase. The payment amount will then be equal to the recalculated GAI.
Once selected, the frequency may not be changed without our consent. During this phase, no additional Purchase Payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of the Designated Life for MyPath Horizon — Single and of both Designated Lives for MyPath Horizon — Joint and Joint 50, this rider terminates and no further benefits are payable under this rider or the contract.

Annuity Payments
If you elect to receive Annuity Payments, you may apply your available Contract Value to any Annuity Payment option in accordance with your contract terms. Amounts less than the entire Contract Value that are applied to provide Annuity Payments under an Annuity Payment option will be treated as a withdrawal for purposes of adjusting the benefit base, enhancement base, and GAI. Be sure to read the section entitled “Annuitization Benefits and Options” if you are considering annuitizing your contract.
If Annuity Payments are required to begin and the oldest Annuitant is a Designated Life, the MyPath Horizon rider allows you to elect from an additional Annuity Payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Horizon — Single and of both Designated Lives for MyPath Horizon — Joint and Joint 50.
If you purchased MyPath Horizon — Joint 50, and if both Designated Lives are alive, this option will provide benefits until the death of both Designated Lives. The initial payment amount will be equal to the GAI. Upon the first death of a Designated Life, the Continuation Factor will be applied to the initial payment amount and the reduced payment will continue until the death of the surviving Designated Life. If only one Designated Life is alive, this option will provide benefits until the death of the Designated Life. The payment amount will be equal to the GAI. If the Continuation Date is later than the date Annuity Payments are required to begin, the Continuation Factor will be applied in the calculation of the GAI on the date Annuity Payments are required to begin. The payment amount will then be equal to the recalculated GAI.
Annuity Payments are required to begin on the Maturity Date. Please see the section entitled “Electing the Retirement Date and Annuity Option” for further details on the Maturity Date and the required beginning of Annuity Payments.
Spousal Continuation (for MyPath Horizon — Joint and Joint 50)
For MyPath Horizon — Joint, if a Designated Life dies and the surviving spouse continues the contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of contract continuation. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the MyPath Horizon — Joint rider charge, and any future GAI calculations will be based on the life of the surviving spouse as the sole Designated Life. The MyPath Horizon — Joint option is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse’s status under federal law.
For MyPath Horizon — Joint 50, if a Designated Life dies and the surviving spouse continues the contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of contract continuation. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the rider charge, and any future GAI calculations will be based on the life of the surviving spouse as the sole Designated Life. This option is not beneficial to the Designated Life unless he or she is recognized as a spouse under federal law. Consult with your tax advisor prior to purchasing this rider if you have questions about your spouse’s status under federal law.

Impact of Divorce
For MyPath Horizon — Single, if the Designated Life is removed as the Owner of the contract (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order, the rider will terminate.
For MyPath Horizon — Joint, if a Designated Life is removed from the contract due to a divorce or qualified dissolution order, any future GAI calculations will be based on the life of the remaining Designated Life. The rider charge and all terms of this rider will continue to be based on the joint version of the rider even though benefits are provided for only one Designated Life.
For MyPath Horizon — Joint 50, if a Designated Life is removed from the contract due to a divorce or qualified dissolution order and no withdrawals have been taken, the benefits provided by the rider will be adjusted, as necessary, based on the age of the remaining Designated Life. Removal of a Designated Life due to a divorce will also cause the Continuation Factor to be applied on the Continuation Date. The rider charge and all terms of the rider will continue to be based on the joint nature of the rider even though benefits are provided for only one Designated Life.
Rider Termination
Once you elect the MyPath Horizon rider, you may not elect to cancel it. The rider will automatically terminate at the earliest of:
(a)	for MyPath Horizon — Single, MyPath Horizon — Joint, and MyPath Horizon — Joint 50:
(1)	termination or surrender of the contract (Note — a withdrawal that reduces the Contract Value to zero and causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or
(2)	the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments; or
(3)	the date of an ownership change or assignment under the contract unless:
(i)	the new Owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to: for MyPath Horizon — Single, the change from individual ownership to a revocable trust for the benefit of such individual Owner, and, for MyPath Horizon — Joint and Joint 50, the change from joint ownership to ownership by the surviving spouse when one of them dies or an Owner is removed due to a divorce or qualified dissolution order); or
(ii)	the assignment is for the purposes of effectuating a 1035 exchange of the contract; or
(b)	for MyPath Horizon — Single:
(1)	the date we receive due proof of death of the Designated Life; or
(2)	the date the Designated Life is removed as a Contract Owner (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order; or
(c)	for MyPath Horizon — Joint and Joint 50:
(1)	the date we receive due proof of death of the last remaining Designated Life; or

(2)	the date any death benefits are paid as a lump sum under the terms of the contract.
Upon termination of this rider, the benefits and charges within this rider will terminate. A proportionate amount of the rider charge will be deducted upon termination of this rider or surrender of the contract. The proportionate amount of the rider charge is based on the duration of time the rider has been owned since the last assessment of rider charges.
MyPath Journey (Single, Joint, and Joint 50) Option
The Benefit
This rider guarantees that in each Contract Year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of the Designated Life for MyPath Journey — Single, or until the death of both Designated Lives for MyPath Journey — Joint or Joint 50. The amount received will be in the form of a withdrawal of Contract Value if available, or pursuant to the automatic payment phase. This rider differs from the other MyPath riders in that it provides an increasing benefit base enhancement rate based on the duration the rider is held for. If you take withdrawals before the benefit date or in a single Contract Year in excess of the GAI, it may result in a reduced GAI, as described below, and negatively impact your benefit. See the descriptions of “Withdrawals” and “Adjustments for Withdrawals” below for additional detail.
The GAI is determined by multiplying the annual income percentage by an amount referred to as the benefit base. If you purchased MyPath Journey — Joint 50, beginning on the Continuation Date, this result will also be multiplied by the Continuation Factor. The benefit base may be adjusted for benefit base enhancements, benefit base resets, subsequent Purchase Payments, and withdrawals. The methods used to calculate the GAI, the benefit base, and each of the benefit base adjustments are described in detail below.
Several examples designed to help show how this rider works are included in Appendix K.
The Benefit Date
The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the Contract Anniversary following the 59th birthday of the Designated Life for MyPath Journey — Single and of the youngest Designated Life for MyPath Journey — Joint and Joint 50, or the rider effective date. The rider effective date is the rider issue date.
Calculating the Benefit Base and Enhancement Base Values
Benefit Base
The benefit base is a value that is used to calculate the amount of GAI available for withdrawal under this rider. The benefit base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals. The benefit base may also be adjusted for benefit base enhancements and benefit base resets, which are also described below.
The initial benefit base will be set to the initial Purchase Payment.
For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. After the first Contract Anniversary, however, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a subsequent Purchase Payment is received after the first Contract Anniversary in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value or benefit base. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the benefit base as a result of the Purchase Payment.
Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.
After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the benefit base will not be reduced.
After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.
Reductions on a Pro-rata Basis may result in the benefit base being reduced by more than the actual amount of the withdrawal.
The benefit base is separate from your Contract Value. The benefit base may not be withdrawn as a lump sum and is not payable at death.
The Company retains the right to impose a benefit base maximum at any point. The benefit base maximum will only apply to new purchasers of the rider. If imposed, the benefit base maximum would apply to the initial benefit base, as well as increases due to subsequent Purchase Payments, benefit base enhancements, and benefit base resets.
Enhancement Base
The enhancement base is a value that is used to calculate any applicable benefit base enhancement. The enhancement base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals.
The initial enhancement base will be set to the initial Purchase Payment.
For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the enhancement base will be increased by the amount of the subsequent Purchase Payment. After the first Contract Anniversary, however, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a subsequent Purchase Payment is received after the first Contract Anniversary in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value or enhancement base. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the enhancement base as a result of the Purchase Payment.
Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the enhancement base to be reduced on a Pro-rata Basis.
After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the enhancement base will not be reduced.
After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the enhancement base to be reduced on a Pro-rata Basis.

Reductions on a Pro-rata Basis may result in the enhancement base being reduced by more than the actual amount of the withdrawal.
The enhancement base is separate from your Contract Value. The enhancement base may not be withdrawn as a lump sum and is not payable at death.
Benefit Base Enhancement
For purposes of calculating the benefit base enhancement, the “enhancement period” is the 12 Contract Years following the rider effective date. The enhancement period, and the potential for any benefit base enhancement, will terminate 12 Contract Years following the rider effective date.
On each Contract Anniversary during the enhancement period, after each Contract Year in which there have been no withdrawals, we will increase the benefit base by an amount equal to 5.0% multiplied by the enhancement base for Contract Anniversaries one through four, 10% for Contract Anniversaries five through eight, and 15% for Contract Anniversaries nine through twelve. This increase in the benefit base is referred to as the benefit base enhancement. We reserve the right to change the percentages used to determine the benefit base enhancement for MyPath Journey (Single, Joint, and Joint 50) riders that are issued in the future, and may disclose these changes in a Rate Sheet Prospectus Supplement.
For any Contract Year during the enhancement period in which you take a withdrawal, regardless of whether the amount of the withdrawal is greater than, less than, or equal to, the GAI, you will not receive the benefit base enhancement for that Contract Year. However, you may receive a benefit base enhancement in each of the remaining Contract Years in the enhancement period if you do not take a withdrawal for that Contract Year. The enhancement period will not be extended for any reason, including for years in which you take a withdrawal and are no longer eligible for the benefit base enhancement for those years.
Because rider charges apply to the greater of the benefit base or Contract Value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the Contract Value as a result of the benefit base enhancement.
Benefit Base Reset
On each Contract Anniversary, immediately following application of any applicable benefit base enhancement, the benefit base will be increased to the Contract Value if the Contract Value is greater than the benefit base. This increase in the benefit base is referred to as the benefit base reset. The enhancement base and the enhancement period will not be affected by the benefit base reset.
On each date of a benefit base reset, if the rider charge applicable to new customers purchasing MyPath Journey exceeds your current rider charge and the benefit base increases to the Contract Value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. The rider charge following the increase will also not exceed the maximum annual rider charge shown in the section of this Prospectus entitled “Contract Charges and Fees — Optional Contract Rider Charges,” regardless of the charge applicable to new customers. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled “Contract Charges and Fees” for additional details on the charges for this rider.

You may elect to decline the rider charge increase. Declining the rider charge increase will result in no further increase to the benefit base, which may mean your benefit under the rider will not have the opportunity to increase in the future. You will be notified in writing a minimum of 30 days prior to the date of the potential benefit base reset that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the date of the potential benefit base reset. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.
Calculating the Guaranteed Annual Income (GAI)
The GAI will be equal to the benefit base multiplied by the annual income percentage (described below) based on the age of the Designated Life for MyPath Journey — Single or of the youngest Designated Life for MyPath Journey — Joint. The annual income percentage will be determined at the time of the first withdrawal, and will be based on the age of the Designated Life for MyPath Journey — Single or of the youngest Designated Life for MyPath Journey — Joint at the time of the first withdrawal.
If you purchased MyPath Journey — Joint 50, prior to the Continuation Date, the GAI will be equal to the benefit base multiplied by the annual income percentage (described below) based on the age of the youngest Designated Life. The annual income percentage will be determined at the time of the first withdrawal, and will be based on the age of the youngest Designated Life at the time of the first withdrawal. Beginning on the Continuation Date, the GAI will be equal to the benefit base multiplied by the annual income percentage (described below) then multiplied by the Continuation Factor. The current Continuation Factor is 50.00%. As a result of the Continuation Factor, the GAI will remain reduced until the death of the surviving Designated Life.
The annual income percentages are as follows:
Age	MyPath Journey — Single Annual Income Percentage	MyPath Journey — Joint Annual Income Percentage	MyPath Journey — Joint 50 Annual Income Percentage
through age 64	3.40%	2.90%	3.65%
65-74	4.40%	3.90%	4.65%
75-79	4.60%	4.10%	4.85%
80+	4.75%	4.25%	5.00%

We reserve the right to change the annual income percentage for MyPath Journey (Single, Joint, and Joint 50) riders that are issued in the future, and may disclose these changes in a Rate Sheet Prospectus Supplement. If you purchased MyPath Journey — Joint 50, we additionally reserve the right to change the Continuation Factor for riders that are issued in the future and will also disclose these in a Rate Sheet Prospectus Supplement. Please see Appendix H for historical benefit base enhancement rates, Continuation Factor rates, and annual income percentages applicable for this rider.
The annual income percentage will not change after it is determined as of the date of the first withdrawal.
Upon an increase in the benefit base pursuant to a subsequent Purchase Payment, benefit base enhancement, or benefit base reset, the GAI will be recalculated to be equal to (a) multiplied by (b), and beginning on the Continuation Date for MyPath Journey — Joint 50 only, multiplied by (c) where:
(a)	is the benefit base following the subsequent Purchase Payment, benefit base enhancement, benefit base reset, as applicable,

(b)	is the annual income percentage based on the applicable age of the Designated Life for MyPath Journey — Single or of the youngest Designated Life for MyPath Journey — Joint or Joint 50, as of the date of the first withdrawal, and
(c)	is the Continuation Factor
Subsequent Purchase Payments and withdrawals will adjust the GAI as described below. If you purchased a Qualified Contract, withdrawals taken to satisfy any required minimum distribution requirements may not adjust the GAI, if certain conditions are satisfied. Please see the description of Required Minimum Distributions for Applicable Qualified Contracts below.
GAI Adjustment for Subsequent Purchase Payments
For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. If a subsequent Purchase Payment increases the benefit base, the GAI will be recalculated to be equal to the new benefit base multiplied by the applicable annual income percentage. For MyPath Journey — Joint 50 Owners, this amount will also be multiplied by the Continuation Factor, if on or after the Continuation Date.
The applicable annual income percentage will be based on the age of the Designated Life for MyPath Journey — Single or of the youngest Designated Life for MyPath Journey — Joint or Joint 50, as of the date of the first withdrawal. The annual income percentage will not be reevaluated upon a subsequent Purchase Payment.
For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no increase to the benefit base as a result of the Purchase Payment. As a result, there will be no immediate increase to the GAI.
After the first Contract Year following the optional living benefit rider effective date, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a Purchase Payment is received in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value, benefit base, or enhancement base.
Withdrawals
You should consider the following before taking a withdrawal under this contract or rider:
•	Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the Contract Value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.
•	Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.
•	A withdrawal which causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the Contract Value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the Contract and rider terminate.
•	Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

•	If you decide to apply an amount less than the entire Contract Value to provide Annuity Payments under an Annuity Payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base, enhancement base, and GAI. Be sure to read the section entitled “Annuitization Benefits and Options” if you are considering annuitizing your contract.
•	Any provision in your contract requiring there be a minimum Contract Value following any withdrawal is waived while this rider is in effect.
You may take a withdrawal from any “allowable Sub-Account” (described below) in any proportion.
Adjustment for Withdrawals Taken Prior to the Benefit Date
If you take withdrawals from your contract prior to the benefit date, it will cause the benefit base, enhancement base, and the GAI to be recalculated and reduced. The benefit base and enhancement base will each be reduced on a Pro-rata Basis, which may result in a reduction that is greater than the amount of the withdrawal.
The GAI will be equal to (a) multiplied by (b), and beginning on the Continuation Date for MyPath Journey — Joint 50 only, multiplied by (c) where:
(a)	is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above),
(b)	is the annual income percentage based on the applicable age of the Designated Life for MyPath Journey — Single or of the youngest Designated Life for MyPath Journey — Joint or Joint 50, as of the date of the first withdrawal, and
(c)	is the Continuation Factor.
Adjustment for Withdrawals Taken After the Benefit Date
Each Contract Year after the benefit date, you may withdraw an amount less than or equal to the GAI or, if the contract is a Qualified Contract, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the Contract Value by the amount of the withdrawal, but will not reduce the benefit base, enhancement base, or GAI. If withdrawals in any Contract Year are less than the GAI, the remaining GAI may not be carried forward to future Contract Years.
Any amount you withdraw in a single Contract Year after the benefit date which is in excess of the greater of the GAI or RMD is an excess withdrawal. The portion of each individual withdrawal during a Contract Year that is treated as an excess withdrawal is equal to the amount withdrawn, including any applicable deferred sales charge, less any GAI or RMD remaining prior to the withdrawal for that Contract Year. An excess withdrawal will cause the benefit base, enhancement base, and GAI to be recalculated. The excess portion of an excess withdrawal will reduce the benefit base and enhancement base on a Pro-rata Basis, which means that the lower the Contract Value is relative to the benefit base and enhancement base, the greater the reduction in the benefit base and enhancement base.
The GAI will be equal to (a) multiplied by (b), and beginning on the Continuation Date for MyPath Journey — Joint 50 only, multiplied by (c) where:
(a)	is the benefit base following the withdrawal (i.e., the result of the benefit base being reduced on a Pro-rata Basis),

(b)	is the annual income percentage based on the applicable age of the Designated Life for MyPath Journey — Single or of the youngest Designated Life for MyPath Journey — Joint or Joint 50, as of the date of the first withdrawal, and
(c)	is the Continuation Factor.
Excess withdrawals can reduce future benefits by more than the dollar amount of the excess withdrawal.
Required Minimum Distributions for Applicable Qualified Contracts
For purposes of this rider, the RMD is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those Qualified Contracts issued under the provisions of Sections 401, 404, 408, or 457 of the Code.
Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. A withdrawal in any Contract Year after you are eligible for RMD will not be treated as an excess withdrawal if that withdrawal does not cause the total withdrawals for the Contract Year to exceed the greater of the GAI or your RMD for the current calendar year. Such treatment is contingent on your acceptance of our calculation of the RMD amounts. RMD calculations will be based solely on the value of the individual contract and any attached riders, and will be determined for the calendar year in which the RMD withdrawal is requested. Each RMD amount is calculated based on information provided by you and our understanding of the Code and related regulations. We reserve the right to make changes in our calculations, as needed, to comply with the Code and related regulations.
While this contract is subject to RMD provisions, the benefit will be treated as follows:
•	Each Contract Year the GAI will be calculated as described in the “Calculating the Guaranteed Annual Income” section above. The GAI will not be changed based on the RMD requirement.
•	If the RMD amount is greater than the GAI, the benefit base, enhancement base, and GAI will not be reduced for withdrawals up to the RMD amount.
Under the Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on Contract Year. Because the intervals for the GAI and RMD are different, multiple withdrawals in a single Contract Year may be more likely to result in a reduction of the GAI and therefore a reduced benefit. If the sum of the withdrawals in a Contract Year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that Contract Year, then the benefit base, enhancement base, and GAI would be recalculated, as described above. Below is an example of how this would apply.
Assume an IRA with a Contract Year of May 1 to April 30, and there are no withdrawals other than as described. The GAI for the 2021 Contract Year ending April 30, 2022 is $5,000. The RMDs for calendar years 2021 and 2022 are $6,000 and $8,000, respectively. If the Owner withdraws $1,500 in each of the last three quarters of calendar year 2021 and $2,000 in the first quarter of calendar year 2022, then the Owner will have withdrawn $6,500 for the 2021 Contract Year (May 1 to April 30). Since the sum of the Owner’s withdrawals for the 2021 Contract Year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.
Consider another example using the same assumptions in the paragraph above, but instead of the Owner taking the $2,000 withdrawal in the first quarter of 2022, he or she takes it in the last quarter of 2021. In that case, the withdrawals for the Contract Year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note — the last withdrawal makes the total withdrawals for the year exceed the RMD amount.
Contract Value Allocation Plan
While this rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with this rider. Currently, the only approved allocation plan is:
•	100% allocation among allowable Sub-Accounts
Allowable Sub-Accounts: When you elect this rider, only certain Sub-Accounts are available to you for allocation of your funds. These are referred to as “allowable Sub-Accounts.” Each of these Portfolios is a managed volatility fund, which means each Portfolio seeks to manage the volatility of investment return. The risks and objectives of each allowable Sub-Account are described in detail in that Sub-Account’s prospectus which is part of the underlying Funds prospectus.
The allowable Sub-Accounts currently include:
• AB Dynamic Asset Allocation Portfolio • Goldman Sachs VIT Global Trends Allocation Fund • Ivy VIP Pathfinder Moderate — Managed Volatility • PIMCO VIT Global Diversified Allocation Portfolio	• SFT Balanced Stabilization Fund • SFT Equity Stabilization Fund • TOPS® Managed Risk Flex ETF Portfolio
The allowable Sub-Accounts are designed to provide different asset allocation options to you. They also each have differing risk characteristics and objectives. In selecting an allowable Sub-Account you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your financial representative for assistance in selecting an allowable Sub-Account. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of these investment restrictions is to help reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, these investment restrictions may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your Contract Value.
We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional Purchase Payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the approved allocation plans available at the time of your request. If you do not make an additional Purchase Payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by any subsequent addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire Contract Value to another allocation plan approved for use with this rider.
Automatic Payment Phase
If the Contract Value is reduced to zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that you will no longer be eligible for a benefit base reset, or benefit base enhancement. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.
We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Journey — Single and of both Designated Lives for MyPath Journey — Joint and Joint 50.
If you purchased MyPath Journey — Joint 50, upon the first death of a Designated Life, the Continuation Factor will be applied to the initial payment amount and the reduced payment will continue until the death of the surviving Designated Life. If only one Designated Life is alive when the Contract Value reaches zero, you will receive an annual amount in the form of an Annuity Payment until the death of the Designated Life. The payment amount will be equal to the GAI. If the Continuation Date is later than the date the Contract Value reaches zero, the Continuation Factor will be applied in the calculation of the GAI on the date the contract enters the automatic payment phase. The payment amount will then be equal to the recalculated GAI.
Once selected, the frequency may not be changed without our consent. During this phase, no additional Purchase Payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of the Designated Life for MyPath Journey — Single and of both Designated Lives for MyPath Journey — Joint and Joint 50, this rider terminates and no further benefits are payable under this rider or the contract.
Annuity Payments
If you elect to receive Annuity Payments, you may apply your available Contract Value to any Annuity Payment option in accordance with your contract terms. Amounts less than the entire Contract Value that are applied to provide Annuity Payments under an Annuity Payment option will be treated as a withdrawal for purposes of adjusting the benefit base, enhancement base, and GAI. Be sure to read the section entitled “Annuitization Benefits and Options” if you are considering annuitizing your contract.
If Annuity Payments are required to begin and the oldest Annuitant is a Designated Life, the MyPath Journey rider allows you to elect from an additional Annuity Payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Journey — Single and of both Designated Lives for MyPath Journey — Joint and Joint 50.
If you purchased MyPath Journey — Joint 50, and if both Designated Lives are alive, this option will provide benefits until the death of both Designated Lives. The initial payment amount will be equal to the GAI. Upon the first death of a Designated Life, the Continuation Factor will be applied to the initial payment amount and the reduced payment will continue until the death of the surviving Designated Life. If only one Designated Life is alive, this option will provide benefits until the death of the Designated Life. The payment amount will be equal to the GAI. If the Continuation Date is later than the date Annuity Payments are required to begin, the Continuation Factor will be applied in the calculation of the GAI on the date Annuity Payments are required to begin. The payment amount will then be equal to the recalculated GAI.

Annuity Payments are required to begin on the Maturity Date. Please see the section entitled “Electing the Retirement Date and Annuity Option” for further details on the Maturity Date and the required beginning of Annuity Payments.
Spousal Continuation (for MyPath Journey — Joint and Joint 50)
For MyPath Journey — Joint, if a Designated Life dies and the surviving spouse continues the contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of contract continuation. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the MyPath Journey — Joint rider charge, and any future GAI calculations will be based on the life of the surviving spouse as the sole Designated Life. The MyPath Journey — Joint option is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse’s status under federal law.
For MyPath Journey — Joint 50, if a Designated Life dies and the surviving spouse continues the contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of contract continuation. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the rider charge, and any future GAI calculations will be based on the life of the surviving spouse as the sole Designated Life. This option is not beneficial to the Designated Life unless he or she is recognized as a spouse under federal law. Consult with your tax advisor prior to purchasing this rider if you have questions about your spouse’s status under federal law.
Impact of Divorce
For MyPath Journey — Single, if the Designated Life is removed as the Owner of the contract (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order, the rider will terminate.
For MyPath Journey — Joint, if a Designated Life is removed from the contract due to a divorce or qualified dissolution order, any future GAI calculations will be based on the life of the remaining Designated Life. The rider charge and all terms of this rider will continue to be based on the joint version of the rider even though benefits are provided for only one Designated Life.
For MyPath Journey — Joint 50, if a Designated Life is removed from the contract due to a divorce or qualified dissolution order and no withdrawals have been taken, the benefits provided by the rider will be adjusted, as necessary, based on the age of the remaining Designated Life. Removal of a Designated Life due to a divorce will also cause the Continuation Factor to be applied on the Continuation Date. The rider charge and all terms of the rider will continue to be based on the joint nature of the rider even though benefits are provided for only one Designated Life.
Rider Termination
Once you elect the MyPath Journey rider, you may not elect to cancel it. The rider will automatically terminate at the earliest of:
(a)	for MyPath Journey — Single, MyPath Journey — Joint, and MyPath Journey — Joint 50:
(1)	termination or surrender of the contract (Note — a withdrawal that reduces the Contract Value to zero and causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

(2)	the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments; or
(3)	the date of an ownership change or assignment under the contract unless:
(i)	the new Owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to: for MyPath Journey — Single, the change from individual ownership to a revocable trust for the benefit of such individual Owner, and, for MyPath Journey — Joint and Joint 50, the change from joint ownership to ownership by the surviving spouse when one of them dies or an Owner is removed due to a divorce or qualified dissolution order); or
(ii)	the assignment is for the purposes of effectuating a 1035 exchange of the contract; or
(b)	for MyPath Journey — Single:
(1)	the date we receive due proof of death of the Designated Life; or
(2)	the date the Designated Life is removed as a Contract Owner (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order; or
(c)	for MyPath Journey — Joint and Joint 50:
(1)	the date we receive due proof of death of the last remaining Designated Life; or
(2)	the date any death benefits are paid as a lump sum under the terms of the contract.
Upon termination of this rider, the benefits and charges within this rider will terminate. A proportionate amount of the rider charge will be deducted upon termination of this rider or surrender of the contract. The proportionate amount of the rider charge is based on the duration of time the rider has been owned since the last assessment of rider charges.
MyPath Ascend 2.0 (Single, Joint, and Joint 50) Option
Effective October 12, 2020, these options are no longer available.
The Benefit
This rider guarantees that in each Contract Year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of the Designated Life for MyPath Ascend 2.0 — Single, or until the death of both Designated Lives for MyPath Ascend 2.0 — Joint or Joint 50. The amount received will be in the form of a withdrawal of Contract Value if available, or pursuant to the automatic payment phase. If you take withdrawals before the benefit date or in a single Contract Year in excess of the GAI, it may result in a reduced GAI, as described below, and negatively impact your benefit. See the descriptions of “Withdrawals” and “Adjustments for Withdrawals” below for additional detail. In addition, if you take any withdrawals from the Contract prior to the 12th Contract Anniversary following the rider effective date, or prior to the Contract Anniversary on or following the 67th birthday of the Designated Life for MyPath Ascend 2.0 — Single, or the youngest Designated Life for MyPath Ascend 2.0 — Joint or Joint 50, whichever is later, you will not be eligible for the 200% benefit base guarantee. Not being eligible for the 200% benefit base guarantee means you will not be guaranteed to have the benefit base increase by 200%. However, you are still eligible to receive the GAI under the rider, as determined in the manner described below.

The GAI is determined by multiplying the annual income percentage by an amount referred to as the benefit base. For MyPath Ascend 2.0 — Joint 50, beginning on the Continuation Date, this result will also be multiplied by the Continuation Factor. The benefit base may be adjusted for benefit base enhancements, benefit base resets, the 200% benefit base guarantee, subsequent Purchase Payments, and withdrawals. The methods used to calculate the GAI, the benefit base, and each of the benefit base adjustments are described in detail below.
This rider differs, in part, from the other MyPath Lifetime Income optional riders in that it offers the highest percentage used to calculate a benefit base enhancement, but it is limited to only one 12-year enhancement period. Higher benefit base enhancements, without the opportunity for new enhancement periods to begin, may be beneficial to those who intend to begin withdrawals within, or shortly after, 12 Contract Years following the rider issue date. This rider is also the only option currently available that offers the 200% benefit base guarantee (i.e., where the benefit base may be increased to 200% of the Purchase Payments made before the first Contract Anniversary, subject to the benefit base maximum). The 200% benefit base guarantee is described in detail below. There is a specific charge associated with the rider, which is described in detail in the “Optional Contract Rider Charges” section of this Prospectus, but there is not a separate charge for the 200% benefit base guarantee component of the rider. The 200% benefit base guarantee may be beneficial to those who intend to take withdrawals shortly after waiting 12 Contract Years following the rider issue date or, if later, until the Contract Anniversary on or following the 67th birthday of the Designated Life for MyPath Ascend 2.0 — Single, or the youngest Designated Life for MyPath Ascend 2.0 — Joint or Joint 50.
Several examples designed to help show how this rider works are included in Appendix G.
The Benefit Date
The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the Contract Anniversary following the 59th birthday of the Designated Life for MyPath Ascend 2.0 — Single and of the youngest Designated Life for MyPath Ascend 2.0 — Joint and Joint 50, or the rider effective date. The rider effective date is the rider issue date.
Calculating the Benefit Base and Enhancement Base Values
Benefit Base
The benefit base is a value that is used to calculate the amount of GAI available for withdrawal under this rider. The benefit base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals, and is subject to a maximum, each of which is described below. The benefit base may also be adjusted for benefit base enhancements, benefit base resets, and the 200% benefit base guarantee, which are also described below.
The initial benefit base will be set to the initial Purchase Payment.
For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. After the first Contract Anniversary, however, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a subsequent Purchase Payment is received after the first Contract Anniversary in excess of $25,000 without our consent, the Purchase Payment will not be in good order and we will return the Purchase Payment to you and there will be no increase to the Contract Value or benefit base. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the benefit base as a result of the Purchase Payment.
Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.
After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the benefit base will not be reduced.
After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.
Reductions on a Pro-rata Basis may result in the benefit base being reduced by more than the actual amount of the withdrawal.
The benefit base is separate from your Contract Value. The benefit base may not be withdrawn as a lump sum and is not payable at death.
The benefit base is subject to a maximum of $4,000,000. This applies to the initial benefit base, as well as increases due to subsequent Purchase Payments, benefit base enhancements, benefit base resets, or the 200% benefit base guarantee. Because of this maximum, if you make large Purchase Payments, you may not realize the full benefit of increases in the benefit base provided by this rider.
Enhancement Base
The enhancement base is a value that is used to calculate any applicable benefit base enhancement. The enhancement base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals, and is subject to a maximum, each of which is described below. The enhancement base may also be increased at the time of a benefit base reset, if the benefit base reset occurs during the enhancement period, which is more fully described below.
The initial enhancement base will be set to the initial Purchase Payment.
For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the enhancement base will be increased by the amount of the subsequent Purchase Payment. After the first Contract Anniversary, however, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a subsequent Purchase Payment is received after the first Contract Anniversary in excess of $25,000 without our consent, the Purchase Payment will not be in good order and we will return the Purchase Payment to you and there will be no increase to the Contract Value or enhancement base. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the enhancement base as a result of the Purchase Payment.
Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the enhancement base to be reduced on a Pro-rata Basis.
After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the enhancement base will not be reduced.

After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the enhancement base to be reduced on a Pro-rata Basis.
Reductions on a Pro-rata Basis may result in the enhancement base being reduced by more than the actual amount of the withdrawal.
The enhancement base is separate from your Contract Value. The enhancement base may not be withdrawn as a lump sum and is not payable at death.
The enhancement base is subject to a maximum of $4,000,000. This applies to the initial enhancement base, as well as increases due to subsequent Purchase Payments or benefit base resets. Because of this maximum, if you make large Purchase Payments, you may not realize the full benefit of increases in the enhancement base provided by this rider.
Benefit Base Enhancement
For purposes of calculating the benefit base enhancement, the “enhancement period” is the 12 Contract Years following the rider effective date. The enhancement period, and the potential for any benefit base enhancement, will terminate 12 Contract Years following the rider effective date.
On each Contract Anniversary during the enhancement period, after each Contract Year in which there have been no withdrawals, we will increase the benefit base by an amount equal to 7.0% multiplied by the enhancement base. This increase in the benefit base is referred to as the benefit base enhancement. We reserve the right to change the percentage used to determine the benefit base enhancement for MyPath Ascend 2.0 (Single, Joint, and Joint 50) riders that are issued in the future, and may disclose these changes in a Rate Sheet Prospectus Supplement.
For any Contract Year during the enhancement period in which you take a withdrawal, regardless of whether the amount of the withdrawal is greater than, less than, or equal to, the GAI, you will not receive the benefit base enhancement for that Contract Year. However, you may receive a benefit base enhancement in each of the remaining Contract Years in the enhancement period if you do not take a withdrawal for that Contract Year. The enhancement period will not be extended for any reason, including for years in which you take a withdrawal and are no longer eligible for the benefit base enhancement for those years.
Because rider charges apply to the greater of the benefit base or Contract Value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the Contract Value as a result of the benefit base enhancement.
Benefit Base Reset
On each Contract Anniversary, immediately following application of any applicable benefit base enhancement, the benefit base will be increased to the Contract Value if the Contract Value is greater than the benefit base. This increase in the benefit base is referred to as the benefit base reset. If a benefit base reset occurs during the enhancement period, the enhancement base will increase to the value of the benefit base following the benefit base reset. The enhancement period, however, will not be affected by the benefit base reset.
On each date of a benefit base reset, if the rider charge applicable to new customers purchasing MyPath Ascend 2.0 exceeds your current rider charge and the benefit base increases to the Contract Value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues (i.e. new purchasers of this rider) which may equal the maximum annual rider charge. The rider charge following the increase will also not exceed the maximum annual rider charge shown in the section of this Prospectus entitled “Contract Charges and Fees — Optional Contract Rider Charges,” regardless of the charge applicable to new customers. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled “Contract Charges and Fees” for additional details on the charges for this rider.
You may elect to decline the rider charge increase. Declining the rider charge increase will result in no further increase to the benefit base, which may mean your benefit under the rider will not have the opportunity to increase in the future. You will be notified in writing a minimum of 30 days prior to the date of the potential benefit base reset that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the date of the potential benefit base reset. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.
200% Benefit Base Guarantee
On the later of the 12th Contract Anniversary following the rider effective date, or the Contract Anniversary on or following the 67th birthday of the Designated Life for MyPath Ascend 2.0 — Single or of the youngest Designated Life for MyPath Ascend 2.0 — Joint or Joint 50, if no withdrawals have been taken from the Contract, the 200% benefit base guarantee is equal to the sum of (a) and (b), where:
(a)	is all Purchase Payments made before the first Contract Anniversary multiplied by 200%, and
(b)	is all subsequent Purchase Payments made on or after the first Contract Anniversary.
If the 200% benefit base guarantee is greater than the current benefit base, following any applicable benefit base reset or benefit base enhancement, the benefit base will be set equal to the 200% benefit base guarantee. The benefit base after adjustment remains subject to the benefit base maximum of $4,000,000. Accordingly, if your Purchase Payments made before the first Contract Anniversary are over $2,000,000, you will not receive the full value of the 200% benefit base guarantee because 200% of those Purchase Payments will exceed the $4,000,000 benefit base maximum. In that case, your benefit base will be adjusted to $4,000,000. If you take a withdrawal on or before the date your benefit base is eligible for the 200% benefit base guarantee, the 200% benefit base guarantee terminates without value. This means that you will not receive the 200% benefit base guarantee. Because rider charges apply to the greater of the benefit base or Contract Value, the 200% benefit base guarantee may result in an increased cost of the rider if the benefit base is greater than the Contract Value as a result of the 200% benefit base guarantee. See Appendix G for examples of how the 200% benefit base guarantee is calculated.
Calculating the Guaranteed Annual Income (GAI)
The GAI will be equal to the benefit base multiplied by the annual income percentage (described below) based on the age of the Designated Life for MyPath Ascend 2.0 — Single or of the youngest Designated Life for MyPath Ascend 2.0 — Joint. The annual income percentage will be determined at the time of the first withdrawal, and will be based on the age of the Designated Life for MyPath Ascend 2.0 — Single or of the youngest Designated Life for MyPath Ascend 2.0 — Joint at the time of the first withdrawal.
If you purchased MyPath Ascend 2.0 — Joint 50, prior to the Continuation Date, the GAI will be equal to the benefit base multiplied by the annual income percentage (described below) based on the age of the youngest Designated Life. The annual income percentage will be determined at the time of the first withdrawal, and will be based on the age of the youngest Designated Life at the time of the first withdrawal. Beginning on the Continuation Date, the GAI will be equal to the benefit base multiplied by the annual income percentage (described below) then multiplied by the Continuation Factor. The current Continuation Factor is 50.00%. As a result of the Continuation Factor, the GAI will remain reduced until the death of the surviving Designated Life.
The annual income percentages are as follows:
Age	MyPath Ascend 2.0 — Single Annual Income Percentage	MyPath Ascend 2.0 — Joint Annual Income Percentage	MyPath Ascend 2.0 — Joint 50 Annual Income Percentage
through age 64	2.65%	2.25%	3.00%
65-74	4.00%	3.50%	4.65%
75-79	4.25%	3.75%	5.00%
80+	4.65%	4.25%	5.50%

We reserve the right to change the annual income percentage for MyPath Ascend 2.0 (Single, Joint and Joint 50) riders that are issued in the future, and may disclose these changes in a Rate Sheet Prospectus Supplement. If you purchased MyPath Ascend 2.0 — Joint 50, we additionally reserve the right to change the Continuation Factor for riders that are issued in the future and will also disclose these in a Rate Sheet Prospectus Supplement. Please see Appendix H for historical benefit base enhancement rates, Continuation Factor rates, and annual income percentages applicable for this rider.
The annual income percentage will not change after it is determined as of the date of the first withdrawal, except in the case of a benefit base reset. Upon a benefit base reset, the annual income percentage will be re-determined based on the age of the Designated Life for MyPath Ascend 2.0 — Single or of the youngest Designated Life for MyPath Ascend 2.0 — Joint or Joint 50, on the date of the benefit base reset.
Upon an increase in the benefit base pursuant to a subsequent Purchase Payment, benefit base enhancement, benefit base reset, or 200% benefit base guarantee, the GAI will be recalculated to be equal to (a) multiplied by (b), and beginning on the Continuation Date for MyPath Ascend 2.0 — Joint 50 only, multiplied by (c) where:
(a)	is the benefit base following the subsequent Purchase Payment, benefit base enhancement, benefit base reset, or 200% benefit base guarantee, as applicable,
(b)	is the annual income percentage based on the applicable age of the Designated Life for MyPath Ascend 2.0 — Single or of the youngest Designated Life for MyPath Ascend 2.0 — Joint or Joint 50, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset, and
(c)	is the Continuation Factor.
Subsequent Purchase Payments and withdrawals will adjust the GAI as described below. If you purchased a Qualified Contract, withdrawals taken to satisfy any required minimum distribution requirements may not adjust the GAI, if certain conditions are satisfied. Please see the description of Required Minimum Distributions for Applicable Qualified Contracts below.
GAI Adjustment for Subsequent Purchase Payments
For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. If a subsequent Purchase Payment increases the benefit base, the GAI will be recalculated to be equal to the new benefit base multiplied by the applicable annual income percentage. For MyPath Ascend 2.0 — Joint 50 Owners, this amount will also be multiplied by the Continuation Factor, if on or after the Continuation Date.
The applicable annual income percentage will be based on the age of the Designated Life for MyPath Ascend 2.0 — Single or of the youngest Designated Life for MyPath Ascend 2.0 — Joint or Joint 50, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset. The annual income percentage will not be reevaluated upon a subsequent Purchase Payment.
For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no increase to the benefit base as a result of the Purchase Payment. As a result, there will be no immediate increase to the GAI.
After the first Contract Year following the optional living benefit rider effective date, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a Purchase Payment is received in excess of $25,000 without our consent, the Purchase Payment will not be in good order and we will return the Purchase Payment to you and there will be no increase to the Contract Value, benefit base, or enhancement base.
Withdrawals
You should consider the following before taking a withdrawal under this contract or rider:
•	Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the Contract Value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.
•	Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.
•	A withdrawal which causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the Contract Value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.
•	Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.
•	If you decide to apply an amount less than the entire Contract Value to provide Annuity Payments under an Annuity Payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base, enhancement base, and GAI. Be sure to read the section entitled “Annuitization Benefits and Options” if you are considering annuitizing your contract.
•	A withdrawal taken prior to the date your benefit base is eligible for the 200% benefit base guarantee adjustment will result in you not being eligible for such adjustment, as described above.
•	Any provision in your contract requiring there be a minimum Contract Value following any withdrawal is waived while this rider is in effect.
You may take a withdrawal from any “allowable Sub-Account” (described below) in any proportion.

Adjustment for Withdrawals Taken Prior to the Benefit Date
If you take withdrawals from your contract prior to the benefit date, it will cause the benefit base, enhancement base, and the GAI to be recalculated and reduced. The benefit base and enhancement base will each be reduced on a Pro-rata Basis, which may result in a reduction that is greater than the amount of the withdrawal.
The GAI will be equal to (a) multiplied by (b), and beginning on the Continuation Date for MyPath Ascend 2.0 — Joint 50 only, multiplied by (c) where:
(a)	is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above),
(b)	is the annual income percentage based on the applicable age of the Designated Life for MyPath Ascend 2.0 — Single or of the youngest Designated Life for MyPath Ascend 2.0 — Joint or Joint 50, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset, and
(c)	is the Continuation Factor.
Adjustment for Withdrawals Taken After the Benefit Date
Each Contract Year after the benefit date, you may withdraw an amount less than or equal to the GAI or, if the contract is a Qualified Contract, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the Contract Value by the amount of the withdrawal, but will not reduce the benefit base, enhancement base, or GAI. If withdrawals in any Contract Year are less than the GAI, the remaining GAI may not be carried forward to future Contract Years.
Any amount you withdraw in a single Contract Year after the benefit date which is in excess of the greater of the GAI or RMD is an excess withdrawal. The portion of each individual withdrawal during a Contract Year that is treated as an excess withdrawal is equal to the amount withdrawn, including any applicable deferred sales charge, less any GAI or RMD remaining prior to the withdrawal for that Contract Year. An excess withdrawal will cause the benefit base, enhancement base, and GAI to be recalculated. The excess portion of an excess withdrawal will reduce the benefit base and enhancement base on a Pro-rata Basis, which means that the lower the Contract Value is relative to the benefit base and enhancement base, the greater the reduction in the benefit base and enhancement base.
The GAI will be equal to (a) multiplied by (b), and beginning on the Continuation Date for MyPath Ascend 2.0 — Joint 50 only, multiplied by (c) where:
(a)	is the benefit base following the withdrawal (i.e., the result of the benefit base being reduced on a Pro-rata Basis),
(b)	is the annual income percentage based on the applicable age of the Designated Life for MyPath Ascend 2.0 — Single or of the youngest Designated Life for MyPath Ascend 2.0 — Joint or Joint 50, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset, and
(c)	is the Continuation Factor.
Excess withdrawals can reduce future benefits by more than the dollar amount of the excess withdrawal.

Required Minimum Distributions for Applicable Qualified Contracts
For purposes of this rider, the RMD is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those Qualified Contracts issued under the provisions of Sections 401, 404, 408, or 457 of the Code.
Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. A withdrawal in any Contract Year after you are eligible for RMD will not be treated as an excess withdrawal if that withdrawal does not cause the total withdrawals for the Contract Year to exceed the greater of the GAI or your RMD for the current calendar year. Such treatment is contingent on your acceptance of our calculation of the RMD amounts. RMD calculations will be based solely on the value of the individual contract and any attached riders, and will be determined for the calendar year in which the RMD withdrawal is requested. Each RMD amount is calculated based on information provided by you and our understanding of the Code and related regulations. We reserve the right to make changes in our calculations, as needed, to comply with the Code and related regulations.
While this contract is subject to RMD provisions, the benefit will be treated as follows:
•	Each Contract Year the GAI will be calculated as described in the “Calculating the Guaranteed Annual Income” section above. The GAI will not be changed based on the RMD requirement.
•	If the RMD amount is greater than the GAI, the benefit base, enhancement base, and GAI will not be reduced for withdrawals up to the RMD amount.
Under the Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on Contract Year. Because the intervals for the GAI and RMD are different, multiple withdrawals in a single Contract Year may be more likely to result in a reduction of the GAI and therefore a reduced benefit. If the sum of the withdrawals in a Contract Year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that Contract Year, then the benefit base, enhancement base, and GAI would be recalculated, as described above. Below is an example of how this would apply.
Assume an IRA with a Contract Year of May 1 to April 30, and there are no withdrawals other than as described. The GAI for the 2020 Contract Year ending April 30, 2021 is $5,000. The RMDs for calendar years 2020 and 2021 are $6,000 and $8,000, respectively. If the Owner withdraws $1,500 in each of the last three quarters of calendar year 2020 and $2,000 in the first quarter of calendar year 2021, then the Owner will have withdrawn $6,500 for the 2020 Contract Year (May 1 to April 30). Since the sum of the Owner’s withdrawals for the 2020 Contract Year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.
Consider another example using the same assumptions in the paragraph above, but instead of the Owner taking the $2,000 withdrawal in the first quarter of 2021, he or she takes it in the last quarter of 2020. In that case, the withdrawals for the Contract Year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note — the last withdrawal makes the total withdrawals for the year exceed the RMD amount.

Contract Value Allocation Plan
While this rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with this rider. Currently, the only approved allocation plan is:
•	100% allocation among allowable Sub-Accounts
Allowable Sub-Accounts: When you elect this rider, only certain Sub-Accounts are available to you for allocation of your funds. These are referred to as “allowable Sub-Accounts.” Each of these Portfolios is a managed volatility fund, which means each Portfolio seeks to manage the volatility of investment return. The risks and objectives of each allowable Sub-Account are described in detail in that Sub- Account’s prospectus which is part of the underlying Funds prospectus.
The allowable Sub-Accounts currently include:
• AB Dynamic Asset Allocation Portfolio • Goldman Sachs VIT Global Trends Allocation Fund • Ivy VIP Pathfinder Moderate — Managed Volatility • PIMCO VIT Global Diversified Allocation Portfolio	• SFT Balanced Stabilization Fund • SFT Equity Stabilization Fund • TOPS® Managed Risk Flex ETF Portfolio
The allowable Sub-Accounts are designed to provide different asset allocation options to you. They also each have differing risk characteristics and objectives. In selecting an allowable Sub-Account you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your financial representative for assistance in selecting an allowable Sub-Account. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of these investment restrictions is to help reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, these investment restrictions may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your Contract Value.
We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional Purchase Payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the approved allocation plans available at the time of your request. If you do not make an additional Purchase Payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by any subsequent addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire Contract Value to another allocation plan approved for use with this rider.
Automatic Payment Phase
If the Contract Value is reduced to zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that you will no longer be eligible for a benefit base reset, benefit base enhancement, or 200% benefit base guarantee. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

If you purchased MyPath Ascend 2.0 — Joint 50, upon the first death of a Designated Life, the Continuation Factor will be applied to the initial payment amount and the reduced payment will continue until the death of the surviving Designated Life. If only one Designated Life is alive when the Contract Value reaches zero, you will receive an annual amount in the form of an Annuity Payment until the death of the Designated Life. The payment amount will be equal to the GAI. If the Continuation Date is later than the date the Contract Value reaches zero, the Continuation Factor will be applied in the calculation of the GAI on the date the contract enters the automatic payment phase. The payment amount will then be equal to the recalculated GAI.
We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Ascend 2.0 — Single and of both Designated Lives for MyPath Ascend 2.0 — Joint and Joint 50. Once selected, the frequency may not be changed without our consent. During this phase, no additional Purchase Payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of the Designated Life for MyPath Ascend 2.0 — Single and of both Designated Lives for MyPath Ascend 2.0 — Joint and Joint 50, this rider terminates and no further benefits are payable under this rider or the contract.
Annuity Payments
If you elect to receive Annuity Payments, you may apply your available Contract Value to any Annuity Payment option in accordance with your contract terms. Amounts less than the entire Contract Value that are applied to provide Annuity Payments under an Annuity Payment option will be treated as a withdrawal for purposes of adjusting the benefit base, enhancement base, and GAI. Be sure to read the section entitled “Annuitization Benefits and Options” if you are considering annuitizing your contract.
If Annuity Payments are required to begin and the oldest Annuitant is a Designated Life, the MyPath Ascend 2.0 rider allows you to elect from an additional Annuity Payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Ascend 2.0 — Single and of both Designated Lives for MyPath Ascend 2.0 — Joint and Joint 50.
If you purchased MyPath Ascend 2.0 — Joint 50, and if both Designated Lives are alive, this option will provide benefits until the death of both Designated Lives. The initial payment amount will be equal to the GAI. Upon the first death of a Designated Life, the Continuation Factor will be applied to the initial payment amount and the reduced payment will continue until the death of the surviving Designated Life. If only one Designated Life is alive, this option will provide benefits until the death of the Designated Life. The payment amount will be equal to the GAI. If the Continuation Date is later than the date Annuity Payments are required to begin, the Continuation Factor will be applied in the calculation of the GAI on the date Annuity Payments are required to begin. The payment amount will then be equal to the recalculated GAI.
Annuity Payments are required to begin on the Maturity Date. Please see the section entitled “Electing the Retirement Date and Annuity Option” for further details on the Maturity Date and the required beginning of Annuity Payments.

Spousal Continuation (for MyPath Ascend 2.0 — Joint and Joint 50)
For MyPath Ascend 2.0 — Joint, if a Designated Life dies and the surviving spouse continues the contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of contract continuation. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the MyPath Ascend 2.0 — Joint rider charge, and any future GAI calculations will be based on the life of the surviving spouse as the sole Designated Life. The MyPath Ascend 2.0 — Joint option is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse’s status under federal law.
For MyPath Ascend 2.0 — Joint 50, if a Designated Life dies and the surviving spouse continues the contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of contract continuation. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the rider charge, and any future GAI calculations will be based on the life of the surviving spouse as the sole Designated Life. This option is not beneficial to the Designated Life unless he or she is recognized as a spouse under federal law. Consult with your tax advisor prior to purchasing this rider if you have questions about your spouse’s status under federal law.
Impact of Divorce
For MyPath Ascend 2.0 — Single, if the Designated Life is removed as the Owner of the contract (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order, the rider will terminate.
For MyPath Ascend 2.0 — Joint, if a Designated Life is removed from the contract due to a divorce or qualified dissolution order, any future GAI calculations will be based on the life of the remaining Designated Life. The rider charge and all terms of this rider will continue to be based on the joint version of the rider even though benefits are provided for only one Designated Life.
For MyPath Ascend 2.0 — Joint 50, if a Designated Life is removed from the contract due to a divorce or qualified dissolution order and no withdrawals have been taken, the benefits provided by the rider will be adjusted, as necessary, based on the age of the remaining Designated Life. Removal of a Designated Life due to a divorce will also cause the Continuation Factor to be applied on the Continuation Date. The rider charge and all terms of the rider will continue to be based on the joint nature of the rider even though benefits are provided for only one Designated Life.
Rider Termination
Once you elect the MyPath Ascend 2.0 rider, you may not elect to cancel it. The rider will automatically terminate at the earliest of:
(a)	for MyPath Ascend 2.0 — Single, MyPath Ascend 2.0 — Joint, and MyPath Ascend 2.0 — Joint 50:
(1)	termination or surrender of the contract (Note — a withdrawal that reduces the Contract Value to zero and causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or
(2)	the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments; or

(3)	the date of an ownership change or assignment under the contract unless:
(i)	the new Owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to: for MyPath Ascend 2.0 — Single, the change from individual ownership to a revocable trust for the benefit of such individual Owner, and, for MyPath Ascend 2.0 — Joint and Joint 50, the change from joint ownership to ownership by the surviving spouse when one of them dies or an Owner is removed due to a divorce or qualified dissolution order); or
(ii)	the assignment is for the purposes of effectuating a 1035 exchange of the contract; or
(b)	for MyPath Ascend 2.0 — Single:
(1)	the date we receive due proof of death of the Designated Life; or
(2)	the date the Designated Life is removed as a Contract Owner (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order; or
(c)	for MyPath Ascend 2.0 — Joint and Joint 50:
(1)	the date we receive due proof of death of the last remaining Designated Life; or
(2)	the date any death benefits are paid as a lump sum under the terms of the contract.
Upon termination of this rider, the benefits and charges within this rider will terminate. A proportionate amount of the rider charge will be deducted upon termination of this rider or surrender of the contract. The proportionate amount of the rider charge is based on the duration of time the rider has been owned since the last assessment of rider charges.
MyPath Core Flex (Single and Joint) Option
Effective October 12, 2020, these options are no longer available.
The Benefit
This rider guarantees that in each Contract Year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of the Designated Life for MyPath Core Flex — Single, or until the death of both Designated Lives for MyPath Core Flex — Joint. The amount received will be in the form of a withdrawal of Contract Value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single Contract Year in excess of the GAI, it may result in a reduced GAI, as described below, and negatively impact your benefit.
The GAI is determined by multiplying the annual income percentage by an amount referred to as the benefit base. The benefit base may be adjusted for benefit base enhancements, benefit base resets, subsequent Purchase Payments, and withdrawals. The methods used to calculate the GAI, the benefit base, and each of the benefit base adjustments is described in detail below.
This rider differs, in part, from the other MyPath Lifetime Income optional riders in that it offers the opportunity for new enhancement periods to begin upon benefit base resets. New enhancement periods may be beneficial to those that do not take regular withdrawals for extended periods of time.
Several examples to help show how this rider works are included in Appendix D.

The Benefit Date
The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the Contract Anniversary following the 59th birthday of the Designated Life for MyPath Core Flex — Single and of the youngest Designated Life for MyPath Core Flex — Joint, or the rider effective date. The rider effective date is the rider issue date.
Calculating the Benefit Base and Enhancement Base Values
Benefit Base
The benefit base is a value that is used to calculate the amount of GAI available for withdrawal under this rider. The benefit base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals, and is subject to a maximum, each of which is described below. The benefit base may also be adjusted for benefit base enhancements and benefit base resets, which are also described below.
The initial benefit base will be set to the initial Purchase Payment.
For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. After the first Contract Anniversary, however, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a subsequent Purchase Payment is received after the first Contract Anniversary in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value or benefit base. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the benefit base as a result of the Purchase Payment.
Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.
After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the benefit base will not be reduced.
After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.
Reductions on a Pro-rata Basis may result in the benefit base being reduced by more than the actual amount of the withdrawal.
The benefit base is separate from your Contract Value. The benefit base may not be withdrawn as a lump sum and is not payable at death.
The benefit base is subject to a maximum of $4,000,000. This applies to the initial benefit base, as well as increases due to subsequent Purchase Payments, benefit base enhancements, or benefit base resets. Because of this maximum, if you make large Purchase Payments, you may not realize the full benefit of increases in the benefit base provided by this rider.

Enhancement Base
The enhancement base is a value that is used to calculate any applicable benefit base enhancement. The enhancement base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals, and is subject to a maximum, each of which is described below. The enhancement base may also be increased at the time of a benefit base reset.
The initial enhancement base will be set to the initial Purchase Payment.
For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the enhancement base will be increased by the amount of the subsequent Purchase Payment. After the first Contract Anniversary, however, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a subsequent Purchase Payment is received after the first Contract Anniversary in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value or enhancement base. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the enhancement base as a result of the Purchase Payment.
Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the enhancement base to be reduced on a Pro-rata Basis.
After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the enhancement base will not be reduced.
After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the enhancement base to be reduced on a Pro-rata Basis.
Reductions on a Pro-rata Basis may result in the enhancement base being reduced by more than the actual amount of the withdrawal.
The enhancement base is separate from your Contract Value. The enhancement base may not be withdrawn as a lump sum and is not payable at death.
The enhancement base is subject to a maximum of $4,000,000. This applies to the initial enhancement base, as well as increases due to subsequent Purchase Payments or benefit base resets. Because of this maximum, if you make large Purchase Payments, you may not realize the full benefit of increases in the enhancement base provided by this rider.
Benefit Base Enhancement
For purposes of calculating the benefit base enhancement, the “enhancement period” is the 10 Contract Years following the later of the rider effective date or the date of the most recent benefit base reset (described below). If a benefit base reset does not occur, the enhancement period will terminate 10 Contract Years following the rider effective date. If a benefit base reset occurs, regardless of whether it occurs during an enhancement period, a new 10-year enhancement period will begin.
On each Contract Anniversary during the enhancement period, after each Contract Year in which there have been no withdrawals, we will increase the benefit base by an amount equal to 6.0% multiplied by the enhancement base. This increase in the benefit base is referred to as the benefit base enhancement.

We reserve the right to change the percentage used to determine the benefit base enhancement for MyPath Core Flex (Single and Joint) riders that are issued in the future, and may disclose these changes in a Rate Sheet Prospectus Supplement.
For any Contract Year during the enhancement period in which you take a withdrawal, regardless of whether the amount of the withdrawal is greater than, less than, or equal to, the GAI, you will not receive the benefit base enhancement for that Contract Year. However, you may receive a benefit base enhancement in each of the remaining Contract Years in the enhancement period if you do not take a withdrawal for that Contract Year. The enhancement period will not be extended for years in which you take a withdrawal and are no longer eligible for the benefit base enhancement for those years. Nor will the enhancement period be extended for years in which you do not take a withdrawal. The enhancement period will only change upon a benefit base reset, in which case a new 10-year enhancement period will begin.
Because rider charges apply to the greater of the benefit base or Contract Value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the Contract Value as a result of the enhancement.
Benefit Base Reset
On each Contract Anniversary, immediately following application of any applicable benefit base enhancement, the benefit base will be increased to the Contract Value if the Contract Value is greater than the benefit base. This increase in the benefit base is referred to as the benefit base reset. If a benefit base reset occurs, the enhancement base will increase to the value of the benefit base following the benefit base reset, and a new 10-year enhancement period will begin.
On each date of a benefit base reset, if the rider charge applicable to new customers purchasing MyPath Core Flex exceeds your current rider charge and the benefit base increases to the Contract Value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. The rider charge following the increase will also not exceed the maximum annual rider charge shown in the section of this Prospectus entitled “Contract Charges and Fees — Optional Contract Rider Charges,” regardless of the charge applicable to new customers. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled “Contract Charges and Fees” for additional details on the charges for this rider.
You may elect to decline the rider charge increase. Declining the rider charge increase will result in no further increase to the benefit base, which may mean your benefit under the rider will not have the opportunity to increase in the future. You will be notified in writing a minimum of 30 days prior to the date of the potential benefit base reset that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the date of the potential benefit base reset. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.

Calculating the Guaranteed Annual Income (GAI)
The GAI will be equal to the benefit base multiplied by the annual income percentage (described below) based on the age of the Designated Life for MyPath Core Flex — Single or of the youngest Designated Life for MyPath Core Flex — Joint. The annual income percentage will be determined at the time of the first withdrawal, and will be based on the age of the Designated Life for MyPath Core Flex — Single or of the youngest Designated Life for MyPath Core Flex — Joint at the time of the first withdrawal.
The annual income percentages are as follows:
Age	MyPath Core Flex — Single Annual Income Percentage	MyPath Core Flex — Joint Annual Income Percentage
through age 64	2.75%	2.25%
65-74	4.00%	3.50%
75-79	4.25%	3.75%
80+	4.75%	4.25%

We reserve the right to change the annual income percentage for MyPath Core Flex (Single and Joint) riders that are issued in the future, and may disclose these changes in a Rate Sheet Prospectus Supplement. Please see Appendix H for historical benefit base enhancement rates and annual income percentages applicable for this rider.
The annual income percentage will not change after it is determined as of the date of the first withdrawal, except in the case of a benefit base reset. Upon a benefit base reset, the annual income percentage will be re-determined based on the age of the Designated Life for MyPath Core Flex — Single or of the youngest Designated Life for MyPath Core Flex — Joint, on the date of the benefit base reset.
Upon an increase in the benefit base pursuant to a subsequent Purchase Payment, benefit base enhancement, or benefit base reset, the GAI will be recalculated to be equal to (a) multiplied by (b) where:
(a)	is the benefit base following the subsequent Purchase Payment, benefit base enhancement, or benefit base reset, as applicable, and
(b)	is the annual income percentage based on the applicable age of the Designated Life for MyPath Core Flex — Single or of the youngest Designated Life for MyPath Core Flex — Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.
Subsequent Purchase Payments and withdrawals will adjust the GAI as described below. If you purchased a Qualified Contract, withdrawals taken to satisfy any required minimum distribution requirements may not adjust the GAI, if certain conditions are satisfied. Please see the description of Required Minimum Distributions for Applicable Qualified Contracts below.
GAI Adjustment for Subsequent Purchase Payments
For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. If a subsequent Purchase Payment increases the benefit base, the GAI will be recalculated to be equal to the new benefit base multiplied by the applicable annual income percentage.

The applicable annual income percentage will be based on the age of the Designated Life for MyPath Core Flex — Single or of the youngest Designated Life for MyPath Core Flex — Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset. The annual income percentage will not be reevaluated upon a subsequent Purchase Payment.
For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no increase to the benefit base as a result of the Purchase Payment. As a result, there will be no immediate increase to the GAI.
After the first Contract Year following the optional living benefit rider effective date, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a Purchase Payment is received in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value, benefit base, or enhancement base.
Withdrawals
You should consider the following before taking a withdrawal under this Contract or rider:
•	Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the Contract Value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.
•	Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.
•	A withdrawal which causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the Contract Value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.
•	Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.
•	If you decide to apply an amount less than the entire Contract Value to provide Annuity Payments under an Annuity Payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base, enhancement base, and GAI. Be sure to read the section entitled “Annuitization Benefits and Options” if you are considering annuitizing your contract.
•	Any provision in your contract requiring there be a minimum Contract Value following any withdrawal is waived while this rider is in effect.
If you choose the CustomChoice II or the SimpleChoice Asset Allocation Portfolios, any withdrawals you take will be deducted from the Sub-Accounts of the Variable Annuity Account proportionate to the Contract Value. If you choose to allocate to the “allowable Sub-Accounts” (described below) instead, you may take a withdrawal from any allowable Sub-Account in any proportion.
Adjustment for Withdrawals Taken Prior to the Benefit Date
If you take withdrawals from your contract prior to the benefit date, it will cause the benefit base, enhancement base, and the GAI to be recalculated and reduced. The benefit base and enhancement base will each be reduced on a Pro-rata Basis, which may result in a reduction that is greater than the amount of the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:
(a)	is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and
(b)	is the annual income percentage based on the applicable age of the Designated Life for MyPath Core Flex — Single or of the youngest Designated Life for MyPath Core Flex — Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.
Adjustment for Withdrawals Taken After the Benefit Date
Each Contract Year after the benefit date, you may withdraw an amount less than or equal to the GAI or, if the contract is a Qualified Contract, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the Contract Value by the amount of the withdrawal, but will not reduce the benefit base, enhancement base, or GAI. If withdrawals in any Contract Year are less than the GAI, the remaining GAI may not be carried forward to future Contract Years.
Any amount you withdraw in a single Contract Year after the benefit date which is in excess of the greater of the GAI or RMD is an excess withdrawal. The portion of each individual withdrawal during a Contract Year that is treated as an excess withdrawal is equal to the amount withdrawn, including any applicable deferred sales charge, less any GAI or RMD remaining prior to the withdrawal for that Contract Year. An excess withdrawal will cause the benefit base, enhancement base, and GAI to be recalculated. The excess portion of an excess withdrawal will reduce the benefit base and enhancement base on a Pro-rata Basis, which means that the lower the Contract Value is relative to the benefit base and enhancement base, the greater the reduction in the benefit base and enhancement base.
The GAI will be equal to (a) multiplied by (b) where:
(a)	is the benefit base following the withdrawal (i.e., the result of the benefit base being reduced on a Pro-rata Basis), and
(b)	is the annual income percentage based on the applicable age of the Designated Life for MyPath Core Flex — Single or of the youngest Designated Life for MyPath Core Flex — Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.
Excess withdrawals can reduce future benefits by more than the dollar amount of the excess withdrawal.
Required Minimum Distributions for Applicable Qualified Contracts
For purposes of this rider, the RMD is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those Qualified Contracts issued under the provisions of Sections 401, 404, 408, or 457 of the Code.
Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. A withdrawal in any Contract Year after you are eligible for RMD will not be treated as an excess withdrawal if that withdrawal does not cause the total withdrawals for the Contract Year to exceed the greater of the GAI or your RMD for the current calendar year. Such treatment is contingent on your acceptance of our calculation of the RMD amounts. RMD calculations will be based solely on the value of the individual contract and any attached riders, and will be determined for the calendar year in which the RMD withdrawal is requested. Each RMD amount is calculated based on information provided by you and our understanding of the Code and related regulations. We reserve the right to make changes in our calculations, as needed, to comply with the Code and related regulations.
While this contract is subject to RMD provisions, the benefit will be treated as follows:
•	Each Contract Year the GAI will be calculated as described in the “Calculating the Guaranteed Annual Income” section above. The GAI will not be changed based on the RMD requirement.
•	If the RMD amount is greater than the GAI, the benefit base, enhancement base, and GAI will not be reduced for withdrawals up to the RMD amount.
Under the Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on Contract Year. Because the intervals for the GAI and RMD are different, multiple withdrawals in a single Contract Year may be more likely to result in a reduction of the GAI and therefore a reduced benefit. If the sum of the withdrawals in a Contract Year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that Contract Year, then the benefit base, enhancement base, and GAI would be recalculated, as described above. Below is an example of how this would apply.
Assume an IRA with a Contract Year of May 1 to April 30, and there are no withdrawals other than as described. The GAI for the 2020 Contract Year ending April 30, 2021 is $5,000. The RMDs for calendar years 2020 and 2021 are $6,000 and $8,000, respectively. If the Owner withdraws $1,500 in each of the last three quarters of calendar year 2020 and $2,000 in the first quarter of calendar year 2021, then the Owner will have withdrawn $6,500 for the 2020 Contract Year (May 1 to April 30). Since the sum of the Owner’s withdrawals for the 2020 Contract Year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.
Consider another example using the same assumptions in the paragraph above, but instead of the Owner taking the $2,000 withdrawal in the first quarter of 2021, he or she takes it in the last quarter of 2020. In that case, the withdrawals for the Contract Year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note — the last withdrawal makes the total withdrawals for the year exceed the RMD amount.
Contract Value Allocation Plan
While this rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with this rider. Each of the allocation plans is discussed below, and you may only elect to utilize one allocation plan at a time. The approved allocation plans currently include:
a)	100% allocation among allowable Sub-Accounts; or
b)	100% allocation to the CustomChoice II Allocation Option; or
c)	100% allocation to a SimpleChoice Asset Allocation Portfolio.

a) Allowable Sub-Accounts: When you elect this allocation plan, only certain Sub-Accounts are available to you for allocation of your funds. These are referred to as “allowable Sub-Accounts.” Each of these Portfolios is a managed volatility fund, which means each Portfolio seeks to manage the volatility of investment return. The risks and objectives of each allowable Sub-Account are described in detail in that Sub-Account’s prospectus which is part of the underlying Funds prospectus.
The allowable Sub-Accounts currently include:
• AB Dynamic Asset Allocation Portfolio • Goldman Sachs VIT Global Trends Allocation Fund • Ivy VIP Pathfinder Moderate — Managed Volatility • PIMCO VIT Global Diversified Allocation Portfolio	• SFT Balanced Stabilization Fund • SFT Equity Stabilization Fund • TOPS® Managed Risk Flex ETF Portfolio
b) The CustomChoice II Allocation Option: This allocation plan requires that you allocate Purchase Payments or your Contract Value among a number of allocation “groups” according to specific percentage limitations. There are also percentage allocation limitations for the individual Funds within certain groups. If you elect the CustomChoice II Allocation Option, your Contract Value will be automatically rebalanced each quarter according to the CustomChoice II allocation you elected. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice II Allocation Option are previously described in detail in this Prospectus in the section entitled “Description of the Contract — CustomChoice II Allocation Option.”
c) The SimpleChoice Asset Allocation Portfolios: This allocation plan requires that you allocate Purchase Payments or your Contract Value to a SimpleChoice Asset Allocation Portfolio. The SimpleChoice Asset Allocation Portfolios are previously described in detail in this Prospectus in the section entitled “Description of the Contract — SimpleChoice Asset Allocation Portfolios.” You may also ask your financial representative for additional details regarding the allocations of the SimpleChoice Asset Allocation Portfolios. In the SimpleChoice Asset Allocation Portfolios, the Contract Value will be automatically rebalanced each calendar quarter according to the SimpleChoice Asset Allocation Portfolio you elected.
The allowable Sub-Accounts, CustomChoice II Allocation Option, and the SimpleChoice Asset Allocation Portfolios are each designed to provide different asset allocation options to you. They also each have differing risk characteristics and objectives. In selecting an allocation plan you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your financial representative for assistance in selecting an allocation plan. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of these investment restrictions is to help reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, these investment restrictions may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your Contract Value.
You may reallocate the full Contract Value from one currently approved allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the Valuation Date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional Purchase Payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the approved allocation plans available at the time of your request. If you do not make an additional Purchase Payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by any subsequent addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire Contract Value to another allocation plan approved for use with this rider.
Automatic Payment Phase
If the Contract Value is reduced to zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that you will no longer be eligible for a benefit base reset or benefit base enhancement. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.
We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Core Flex — Single and of both Designated Lives for MyPath Core Flex — Joint. Once selected, the frequency may not be changed without our consent. During this phase, no additional Purchase Payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of the Designated Life for MyPath Core Flex — Single and of both Designated Lives for MyPath Core Flex — Joint, this rider terminates and no further benefits are payable under this rider or the contract.
Annuity Payments
If you elect to receive Annuity Payments, you may apply your available Contract Value to any Annuity Payment option in accordance with your contract terms. Amounts less than the entire Contract Value that are applied to provide Annuity Payments under an Annuity Payment option will be treated as a withdrawal for purposes of adjusting the benefit base, enhancement base, and GAI. Be sure to read the section entitled “Annuitization Benefits and Options” if you are considering annuitizing your contract.
If Annuity Payments are required to begin and the oldest Annuitant is a Designated Life, the MyPath Core Flex rider allows you to elect from an additional Annuity Payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Core Flex — Single and of both Designated Lives for MyPath Core Flex — Joint. Annuity Payments are required to begin on the Maturity Date. Please see the section entitled “Electing the Retirement Date and Annuity Option” for further details on the Maturity Date and the required beginning of Annuity Payments.
Spousal Continuation (for MyPath Core Flex — Joint)
For MyPath Core Flex — Joint, if a Designated Life dies and the surviving spouse continues the contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of contract continuation. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the MyPath Core Flex — Joint rider charge, and any future GAI calculations will be based on the life of the surviving spouse as the sole Designated Life. The MyPath Core Flex — Joint option is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse’s status under federal law.

Impact of Divorce
For MyPath Core Flex — Single, if the Designated Life is removed as the Owner of the contract (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order, the rider will terminate.
For MyPath Core Flex — Joint, if a Designated Life is removed from the contract due to a divorce or qualified dissolution order, any future GAI calculations will be based on the life of the remaining Designated Life. The rider charge and all terms of this rider will continue to be based on the joint version of the rider even though benefits are provided for only one Designated Life.
Rider Termination
Once you elect the MyPath Core Flex rider, you may not elect to cancel it.
The rider will automatically terminate at the earliest of:
(a)	For MyPath Core Flex — Single and MyPath Core Flex — Joint:
(1)	termination or surrender of the contract (Note — a withdrawal that reduces the Contract Value to zero and causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or
(2)	the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments; or
(3)	the date of an ownership change or assignment under the contract unless:
(i)	the new Owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to: for MyPath Core Flex — Single, the change from individual ownership to a revocable trust for the benefit of such individual Owner, and, for MyPath Core Flex — Joint, the change from joint ownership to ownership by the surviving spouse when one of them dies or an Owner is removed due to a divorce or qualified dissolution order); or
(ii)	the assignment is for the purposes of effectuating a 1035 exchange of the contract; or
(b)	for MyPath Core Flex — Single:
(1)	the date we receive due proof of death of the Designated Life; or
(2)	the date the Designated Life is removed as a contract Owner (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order; or
(c)	for MyPath Core Flex — Joint:
(1)	the date we receive due proof of death of the last remaining Designated Life; or
(2)	the date any death benefits are paid as a lump sum under the terms of the contract.
Upon termination of this rider, the benefits and charges within this rider will terminate. A proportionate amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

MyPath Value (Single and Joint) Option
Effective October 12, 2020, these options are no longer available.
The Benefit
This rider guarantees that in each Contract Year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of the Designated Life for MyPath Value — Single, or until the death of both Designated Lives for MyPath Value — Joint. The amount received will be in the form of a withdrawal of Contract Value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single Contract Year in excess of the GAI, it may result in a reduced GAI, as described below, and negatively impact your benefit.
The GAI is determined by multiplying the annual income percentage by an amount referred to as the benefit base. The benefit base may be adjusted for benefit base resets, subsequent Purchase Payments, and withdrawals. The methods used to calculate the GAI, the benefit base, and each of the benefit base adjustments is described in detail below.
This rider differs, in part, from the other MyPath Lifetime Income optional riders in that it is the lowest cost option, but does not offer the opportunity for benefit base enhancements or different annual income percentages based on the age of the Designated Life. This may be beneficial to those who are seeking a guaranteed minimum annual withdrawal amount at a cost that is lower than the other MyPath Lifetime Income optional riders.
Several examples to help show how this rider works are included in Appendix F.
The Benefit Date
The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the Contract Anniversary following the 59th birthday of the Designated Life for MyPath Value — Single and of the youngest Designated Life for MyPath Value — Joint, or the rider effective date. The rider effective date is the rider issue date.
Calculating the Benefit Base Values
Benefit Base
The benefit base is a value that is used to calculate the amount of GAI available for withdrawal under this rider. The benefit base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals, and is subject to a maximum, each of which is described below. The benefit base may also be adjusted for benefit base resets, which is also described below.
The initial benefit base will be set to the initial Purchase Payment.
For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. After the first Contract Anniversary, however, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a subsequent Purchase Payment is received after the first Contract Anniversary in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value or benefit base. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the benefit base as a result of the Purchase Payment.

Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.
After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the benefit base will not be reduced.
After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.
Reductions on a Pro-rata Basis may result in the benefit base being reduced by more than the actual amount of the withdrawal.
The benefit base is separate from your Contract Value. The benefit base may not be withdrawn as a lump sum and is not payable at death.
The benefit base is subject to a maximum of $4,000,000. This applies to the initial benefit base, as well as increases due to subsequent Purchase Payments or benefit base resets. Because of this maximum, if you make large Purchase Payments, you may not realize the full benefit of increases in the benefit base provided by this rider.
Benefit Base Reset
On each Contract Anniversary, the benefit base will be increased to the Contract Value if the Contract Value is greater than the benefit base. This increase in the benefit base is referred to as the benefit base reset.
On each date of a benefit base reset, if the rider charge applicable to new customers purchasing MyPath Value exceeds your current rider charge and the benefit base increases to the Contract Value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. The rider charge following the increase will also not exceed the maximum annual rider charge shown in the section of this Prospectus entitled “Contract Charges and Fees — Optional Contract Rider Charges,” regardless of the charge applicable to new customers. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled “Contract Charges and Fees” for additional details on the charges for this rider.
You may elect to decline the rider charge increase. Declining the rider charge increase will result in no further increase to the benefit base, which may mean your benefit under the rider will not have the opportunity to increase in the future. You will be notified in writing a minimum of 30 days prior to the date of the potential benefit base reset that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the date of the potential benefit base reset. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.
Calculating the Guaranteed Annual Income (GAI)
The GAI will be equal to the benefit base multiplied by the applicable annual income percentage (described below). The annual income percentage will not change while the rider is in effect.

The annual income percentages are as follows:
Age	MyPath Value — Single Annual Income Percentage	MyPath Value — Joint Annual Income Percentage
All ages	4.10%	3.85%

We reserve the right to change the annual income percentage for MyPath Value (Single and Joint) riders that are issued in the future, and may disclose these changes in a Rate Sheet Prospectus Supplement. Please see Appendix H for historical benefit base enhancement rates and annual income percentages applicable for this rider.
Upon an increase in the benefit base pursuant to a subsequent Purchase Payment or benefit base reset, the GAI will be recalculated to be equal to (a) multiplied by (b) where:
(a)	is the benefit base following the subsequent Purchase Payment or benefit base reset, as applicable, and
(b)	is the applicable annual income percentage.
Subsequent Purchase Payments and withdrawals will adjust the GAI as described below. If you purchased a Qualified Contract, withdrawals taken to satisfy any required minimum distribution requirements may not adjust the GAI, if certain conditions are satisfied. Please see the description of Required Minimum Distributions for applicable Qualified Contracts below.
GAI Adjustment for Subsequent Purchase Payments
For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. If a subsequent Purchase Payment increases the benefit base, the GAI will be recalculated to be equal to the new benefit base multiplied by the applicable annual income percentage.
For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no increase to the benefit base as a result of the Purchase Payment. As a result, there will be no immediate increase to the GAI.
After the first Contract Year following the optional living benefit rider effective date, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a Purchase Payment is received in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value or benefit base.
Withdrawals
You should consider the following before taking a withdrawal under this contract or rider:
•	Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the Contract Value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.
•	Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

•	A withdrawal which causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the Contract Value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.
•	Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.
•	If you decide to apply an amount less than the entire Contract Value to provide Annuity Payments under an Annuity Payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled “Annuitization Benefits and Options” if you are considering annuitizing your contract.
•	Any provision in your contract requiring there be a minimum Contract Value following any withdrawal is waived while this rider is in effect.
If you choose the CustomChoice II Allocation Option or the SimpleChoice Asset Allocation Portfolios, any withdrawals you take will be deducted from the Sub-Accounts of the Variable Annuity Account proportionate to the Contract Value. If you choose to allocate to the “allowable Sub-Accounts” (described below) instead, you may take a withdrawal from any allowable Sub-Account in any proportion.
Adjustment for Withdrawals Taken Prior to the Benefit Date
If you take withdrawals from your contract prior to the benefit date, it will cause the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced on a Pro-rata Basis, which may result in a reduction that is greater than the amount of the withdrawal.
The GAI will be equal to (a) multiplied by (b) where:
(a)	is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and
(b)	is the applicable annual income percentage.
Adjustment for Withdrawals Taken After the Benefit Date
Each Contract Year after the benefit date, you may withdraw an amount less than or equal to the GAI or, if the contract is a Qualified Contract, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the Contract Value by the amount of the withdrawal, but will not reduce the benefit base or GAI. If withdrawals in any Contract Year are less than the GAI, the remaining GAI may not be carried forward to future Contract Years.
Any amount you withdraw in a single Contract Year after the benefit date which is in excess of the greater of the GAI or RMD is an excess withdrawal. The portion of each individual withdrawal during a Contract Year that is treated as an excess withdrawal is equal to the amount withdrawn, including any applicable deferred sales charge, less any GAI or RMD remaining prior to the withdrawal for that Contract Year. An excess withdrawal will cause the benefit base and GAI to be recalculated. The excess portion of an excess withdrawal will reduce the benefit base on a Pro-rata Basis, which means that the lower the Contract Value is relative to the benefit base, the greater the reduction in the benefit base.
The GAI will be equal to (a) multiplied by (b) where:
(a)	is the benefit base following the withdrawal (i.e., the result of the benefit base being reduced on a Pro-rata Basis), and
(b)	is the applicable annual income percentage.

Excess withdrawals can reduce future benefits by more than the dollar amount of the excess withdrawal.
Required Minimum Distributions for Applicable Qualified Contracts
For purposes of this rider, the RMD is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those Qualified Contracts issued under the provisions of Sections 401, 404, 408, or 457 of the Code.
Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. A withdrawal in any Contract Year after you are eligible for RMD will not be treated as an excess withdrawal if that withdrawal does not cause the total withdrawals for the Contract Year to exceed the greater of the GAI or your RMD for the current calendar year. Such treatment is contingent on your acceptance of our calculation of the RMD amounts. RMD calculations will be based solely on the value of the individual contract and any attached riders, and will be determined for the calendar year in which the RMD withdrawal is requested. Each RMD amount is calculated based on information provided by you and our understanding of the Code and related regulations. We reserve the right to make changes in our calculations, as needed, to comply with the Code and related regulations.
While this contract is subject to RMD provisions, the benefit will be treated as follows:
•	Each Contract Year the GAI will be calculated as described in the “Calculating the Guaranteed Annual Income” section above. The GAI will not be changed based on the RMD requirement.
•	If the RMD amount is greater than the GAI, the benefit base and GAI will not be reduced for withdrawals up to the RMD amount.
Under the Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on Contract Year. Because the intervals for the GAI and RMD are different, multiple withdrawals in a single Contract Year may be more likely to result in a reduction of the GAI and therefore a reduced benefit. If the sum of the withdrawals in a Contract Year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that Contract Year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.
Assume an IRA with a Contract Year of May 1 to April 30, and there are no withdrawals other than as described. The GAI for the 2020 Contract Year ending April 30, 2021 is $5,000. The RMDs for calendar years 2020 and 2021 are $6,000 and $8,000, respectively. If the Owner withdraws $1,500 in each of the last three quarters of calendar year 2020 and $2,000 in the first quarter of calendar year 2021, then the Owner will have withdrawn $6,500 for the 2020 Contract Year (May 1 to April 30). Since the sum of the Owner’s withdrawals for the 2020 Contract Year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.
Consider another example using the same assumptions in the paragraph above, but instead of the Owner taking the $2,000 withdrawal in the first quarter of 2021, he or she takes it in the last quarter of 2020. In that case, the withdrawals for the Contract Year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note — the last withdrawal makes the total withdrawals for the year exceed the RMD amount.

Contract Value Allocation Plan
While this rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with this rider. Each of the allocation plans is discussed below, and you may only elect to utilize one allocation plan at a time. The approved allocation plans currently include:
a)	100% allocation among allowable Sub-Accounts; or
b)	100% allocation to the CustomChoice II Allocation Option; or
c)	100% allocation to a SimpleChoice Asset Allocation Portfolio.
a) Allowable Sub-Accounts: When you elect this allocation plan, all existing Sub-Accounts are available to you for allocation of your funds. These are referred to as “allowable Sub-Accounts.” The risks and objectives of each allowable Sub-Account are described in detail in that Sub-Account’s prospectus which is part of the underlying Funds prospectus.
b) The CustomChoice II Allocation Option: This allocation plan requires that you allocate Purchase Payments or your Contract Value among a number of allocation “groups” according to specific percentage limitations. There are also percentage allocation limitations for the individual Funds within certain groups. If you elect the CustomChoice II Allocation Option, your Contract Value will be automatically rebalanced each quarter according to the CustomChoice II allocation you elected. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice II Allocation Option are previously described in detail in this Prospectus in the section entitled “Description of the Contract — CustomChoice II Allocation Option.”
c) The SimpleChoice Asset Allocation Portfolios: This allocation plan requires that you allocate Purchase Payments or your Contract Value to a SimpleChoice Asset Allocation Portfolio. The SimpleChoice Asset Allocation Portfolios are previously described in detail in this Prospectus in the section entitled “Description of the Contract – SimpleChoice Asset Allocation Portfolios.” You may also ask your financial representative for additional details regarding the allocations of the SimpleChoice Asset Allocation Portfolios. In the SimpleChoice Asset Allocation Portfolios, the Contract Value will be automatically rebalanced each calendar quarter according to the SimpleChoice Asset Allocation Portfolio you elected.
The allowable Sub-Accounts, CustomChoice II Allocation Option, and the SimpleChoice Asset Allocation Portfolios are each designed to provide different asset allocation options to you. They also each have differing risk characteristics and objectives. In selecting an allocation plan you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your financial representative for assistance in selecting an allocation plan. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of these investment restrictions is to help reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, these investment restrictions may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your Contract Value.
You may reallocate the full Contract Value from one currently approved allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the Valuation Date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional Purchase Payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the approved allocation plans available at the time of your request. If you do not make an additional Purchase Payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by any subsequent addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire Contract Value to another allocation plan approved for use with this rider.
Automatic Payment Phase
If the Contract Value is reduced to zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that you will no longer be eligible for a benefit base reset. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.
We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Value — Single and of both Designated Lives for MyPath Value — Joint. Once selected, the frequency may not be changed without our consent. During this phase, no additional Purchase Payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of the Designated Life for MyPath Value — Single and of both Designated Lives for MyPath Value — Joint, this rider terminates and no further benefits are payable under this rider or the contract.
Annuity Payments
If you elect to receive Annuity Payments, you may apply your available Contract Value to any Annuity Payment option in accordance with your contract terms. Amounts less than the entire Contract Value that are applied to provide Annuity Payments under an Annuity Payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled “Annuitization Benefits and Options” if you are considering annuitizing your contract.
If Annuity Payments are required to begin and the oldest Annuitant is a Designated Life, the MyPath Value rider allows you to elect from an additional Annuity Payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Value — Single and of both Designated Lives for MyPath Value — Joint. Annuity Payments are required to begin on the Maturity Date. Please see the section entitled “Electing the Retirement Date and Annuity Option” for further details on the Maturity Date and the required beginning of Annuity Payments.
Spousal Continuation (for MyPath Value — Joint)
For MyPath Value — Joint, if a Designated Life dies and the surviving spouse continues the contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of contract continuation. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the MyPath Value — Joint rider charge. The MyPath Value — Joint option is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse’s status under federal law.

Impact of Divorce
For MyPath Value — Single, if the Designated Life is removed as the Owner of the contract (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order, the rider will terminate.
For MyPath Value — Joint, if a Designated Life is removed from the contract due to a divorce or qualified dissolution order, the rider charge and all terms of this rider will continue to be based on the joint version of the rider even though benefits are provided for only one Designated Life.
Rider Termination
Once you elect the MyPath Value rider, you may not elect to cancel it.
The rider will automatically terminate at the earliest of:
(a)	For MyPath Value — Single and MyPath Value — Joint:
(1)	termination or surrender of the contract (Note — a withdrawal that reduces the Contract Value to zero and causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or
(2)	the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments; or
(3)	the date of an ownership change or assignment under the contract unless:
(i)	the new Owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to: for MyPath Value — Single, the change from individual ownership to a revocable trust for the benefit of such individual Owner, and, for MyPath Value — Joint, the change from joint ownership to ownership by the surviving spouse when one of them dies or an Owner is removed due to a divorce or qualified dissolution order); or
(ii)	the assignment is for the purposes of effectuating a 1035 exchange of the contract; or
(b)	for MyPath Value — Single:
(1)	the date we receive due proof of death of the Designated Life; or
(2)	the date the Designated Life is removed as a contract Owner (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order; or
(c)	for MyPath Value — Joint:
(1)	the date we receive due proof of death of the last remaining Designated Life; or
(2)	the date any death benefits are paid as a lump sum under the terms of the contract.
Upon termination of this rider, the benefits and charges within this rider will terminate. A proportionate amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

MyPath Summit (Single and Joint) Option
Effective July 9, 2018, these options are no longer available.
The Benefit
This rider guarantees that in each Contract Year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of the Designated Life for MyPath Summit — Single, or until the death of both Designated Lives for MyPath Summit — Joint. The amount received will be in the form of a withdrawal of Contract Value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single Contract Year in excess of the GAI, it may result in a reduced GAI, as described below, and negatively impact your benefit.
The GAI is determined by multiplying the annual income percentage by an amount referred to as the benefit base. The benefit base may be adjusted for benefit base resets, subsequent Purchase Payments, and withdrawals. The methods used to calculate the GAI, the benefit base, and each of the benefit base adjustments is described in detail below.
This rider differs, in part, from the other MyPath Lifetime Income optional riders in that it offers the highest annual income percentages used in calculating the GAI, but does not offer the opportunity for benefit base enhancements. Higher annual income percentages without benefit base enhancements may be beneficial to those that intend to take withdrawals shortly after the rider issue date and intend to take regular withdrawals.
Several examples to help show how this rider works are included in Appendix E.
The Benefit Date
The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the Contract Anniversary following the 59th birthday of the Designated Life for MyPath Summit — Single and of the youngest Designated Life for MyPath Summit — Joint, or the rider effective date. The rider effective date is the rider issue date.
Calculating the Benefit Base Values
Benefit Base
The benefit base is a value that is used to calculate the amount of GAI available for withdrawal under this rider. The benefit base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals, and is subject to a maximum, each of which is described below. The benefit base may also be adjusted for benefit base resets, which is also described below.
The initial benefit base will be set to the initial Purchase Payment.
For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. After the first Contract Anniversary, however, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a subsequent Purchase Payment is received after the first Contract Anniversary in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value or benefit base. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the benefit base as a result of the Purchase Payment.

Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.
After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the benefit base will not be reduced.
After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.
Reductions on a Pro-rata Basis may result in the benefit base being reduced by more than the actual amount of the withdrawal.
The benefit base is separate from your Contract Value. The benefit base may not be withdrawn as a lump sum and is not payable at death.
The benefit base is subject to a maximum of $4,000,000. This applies to the initial benefit base, as well as increases due to subsequent Purchase Payments or benefit base resets. Because of this maximum, if you make large Purchase Payments, you may not realize the full benefit of increases in the benefit base provided by this rider.
Benefit Base Reset
On each Contract Anniversary, the benefit base will be increased to the Contract Value if the Contract Value is greater than the benefit base. This increase in the benefit base is referred to as the benefit base reset.
On each date of a benefit base reset, if the rider charge applicable to new customers purchasing MyPath Summit exceeds your current rider charge and the benefit base increases to the Contract Value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. The rider charge following the increase will also not exceed the maximum annual rider charge shown in the section of this Prospectus entitled “Contract Charges and Fees — Optional Contract Rider Charges,” regardless of the charge applicable to new customers. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled “Contract Charges and Fees” for additional details on the charges for this rider.
You may elect to decline the rider charge increase. Declining the rider charge increase will result in no further increase to the benefit base, which may mean your benefit under the rider will not have the opportunity to increase in the future. You will be notified in writing a minimum of 30 days prior to the date of the potential benefit base reset that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the date of the potential benefit base reset. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.

Calculating the Guaranteed Annual Income (GAI)
The GAI will be equal to the benefit base multiplied by the annual income percentage (described below) based on the age of the Designated Life for MyPath Summit — Single or of the youngest Designated Life for MyPath Summit — Joint. The annual income percentage will be determined at the time of the first withdrawal, and will be based on the age of the Designated Life for MyPath Summit — Single or of the youngest Designated Life for MyPath Summit — Joint at the time of the first withdrawal.
The annual income percentages are as follows:
Age	MyPath Summit — Single Annual Income Percentage	MyPath Summit — Joint Annual Income Percentage
through age 64	4.35%	4.00%
65-74	5.35%	5.00%
75-79	5.60%	5.25%
80+	6.35%	6.00%

We reserve the right to change the annual income percentage for MyPath Summit (Single and Joint) riders that are issued in the future, and may disclose these changes in a Rate Sheet Prospectus Supplement.
The annual income percentage will not change after it is determined as of the date of the first withdrawal, except in the case of a benefit base reset. Upon a benefit base reset, the annual income percentage will be re-determined based on the age of the Designated Life for MyPath Summit — Single or of the youngest Designated Life for MyPath Summit — Joint, on the date of the benefit base reset.
Upon an increase in the benefit base pursuant to a subsequent Purchase Payment or benefit base reset, the GAI will be recalculated to be equal to (a) multiplied by (b) where:
(a)	is the benefit base following the subsequent Purchase Payment or benefit base reset, as applicable, and
(b)	is the annual income percentage based on the applicable age of the Designated Life for MyPath Summit — Single or of the youngest Designated Life for MyPath Summit — Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.
Subsequent Purchase Payments and withdrawals will adjust the GAI as described below. If you purchased a Qualified Contract, withdrawals taken to satisfy any required minimum distribution requirements may not adjust the GAI, if certain conditions are satisfied. Please see the description of Required Minimum Distributions for Applicable Qualified Contracts below.
GAI Adjustment for Subsequent Purchase Payments
For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. If a subsequent Purchase Payment increases the benefit base, the GAI will be recalculated to be equal to the new benefit base multiplied by the applicable annual income percentage.
The applicable annual income percentage will be based on the age of the Designated Life for MyPath Summit — Single or of the youngest Designated Life for MyPath Summit — Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset. The annual income percentage will not be reevaluated upon a subsequent Purchase Payment.

For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no increase to the benefit base as a result of the Purchase Payment. As a result, there will be no immediate increase to the GAI.
After the first Contract Year following the optional living benefit rider effective date, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a Purchase Payment is received in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value or benefit base.
Withdrawals
You should consider the following before taking a withdrawal under this contract or rider:
•	Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the Contract Value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.
•	Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.
•	A withdrawal which causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the Contract Value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.
•	Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.
•	If you decide to apply an amount less than the entire Contract Value to provide Annuity Payments under an Annuity Payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled “Annuitization Benefits and Options” if you are considering annuitizing your contract.
•	Any provision in your contract requiring there be a minimum Contract Value following any withdrawal is waived while this rider is in effect.
You may take a withdrawal from any “allowable Sub-Account” (described below) in any proportion.
Adjustment for Withdrawals Taken Prior to the Benefit Date
If you take withdrawals from your contract prior to the benefit date, it will cause the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced on a Pro-rata Basis, which may result in a reduction that is greater than the amount of the withdrawal.
The GAI will be equal to (a) multiplied by (b) where:
(a)	is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and
(b)	is the annual income percentage based on the applicable age of the Designated Life for MyPath Summit — Single or of the youngest Designated Life for MyPath Summit — Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

Adjustment for Withdrawals Taken After the Benefit Date
Each Contract Year after the benefit date, you may withdraw an amount less than or equal to the GAI or, if the contract is a Qualified Contract, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the Contract Value by the amount of the withdrawal, but will not reduce the benefit base or GAI. If withdrawals in any Contract Year are less than the GAI, the remaining GAI may not be carried forward to future Contract Years.
Any amount you withdraw in a single Contract Year after the benefit date which is in excess of the greater of the GAI or RMD is an excess withdrawal. The portion of each individual withdrawal during a Contract Year that is treated as an excess withdrawal is equal to the amount withdrawn, including any applicable deferred sales charge, less any GAI or RMD remaining prior to the withdrawal for that Contract Year. An excess withdrawal will cause the benefit base and GAI to be recalculated. The excess portion of an excess withdrawal will reduce the benefit base on a Pro-rata Basis, which means that the lower the Contract Value is relative to the benefit base, the greater the reduction in the benefit base.
The GAI will be equal to (a) multiplied by (b) where:
(a)	is the benefit base following the withdrawal (i.e., the result of the benefit base being reduced on a Pro-rata Basis), and
(b)	is the annual income percentage based on the applicable age of the Designated Life for MyPath Summit — Single or of the youngest Designated Life for MyPath Summit — Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.
Excess withdrawals can reduce future benefits by more than the dollar amount of the excess withdrawal.
Required Minimum Distributions for Applicable Qualified Contracts
For purposes of this rider, the RMD is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those Qualified Contracts issued under the provisions of Sections 401, 404, 408, or 457 of the Code.
Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. A withdrawal in any Contract Year after you are eligible for RMD will not be treated as an excess withdrawal if that withdrawal does not cause the total withdrawals for the Contract Year to exceed the greater of the GAI or your RMD for the current calendar year. Such treatment is contingent on your acceptance of our calculation of the RMD amounts. RMD calculations will be based solely on the value of the individual contract and any attached riders, and will be determined for the calendar year in which the RMD withdrawal is requested. Each RMD amount is calculated based on information provided by you and our understanding of the Code and related regulations. We reserve the right to make changes in our calculations, as needed, to comply with the Code and related regulations.
While this contract is subject to RMD provisions, the benefit will be treated as follows:
•	Each Contract Year the GAI will be calculated as described in the “Calculating the Guaranteed Annual Income” section above. The GAI will not be changed based on the RMD requirement.
•	If the RMD amount is greater than the GAI, the benefit base and GAI will not be reduced for withdrawals up to the RMD amount.

Under the Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on Contract Year. Because the intervals for the GAI and RMD are different, multiple withdrawals in a single Contract Year may be more likely to result in a reduction of the GAI and therefore a reduced benefit. If the sum of the withdrawals in a Contract Year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that Contract Year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.
Assume an IRA with a Contract Year of May 1 to April 30, and there are no withdrawals other than as described. The GAI for the 2020 Contract Year ending April 30, 2021 is $5,000. The RMDs for calendar years 2020 and 2021 are $6,000 and $8,000, respectively. If the Owner withdraws $1,500 in each of the last three quarters of calendar year 2020 and $2,000 in the first quarter of calendar year 2021, then the Owner will have withdrawn $6,500 for the 2020 Contract Year (May 1 to April 30). Since the sum of the Owner’s withdrawals for the 2020 Contract Year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.
Consider another example using the same assumptions in the paragraph above, but instead of the Owner taking the $2,000 withdrawal in the first quarter of 2021, he or she takes it in the last quarter of 2020. In that case, the withdrawals for the Contract Year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note — the last withdrawal makes the total withdrawals for the year exceed the RMD amount.
Contract Value Allocation Plan
While this rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with this rider. Currently, the only approved allocation plan is:
•	100% allocation among allowable Sub-Accounts
Allowable Sub-Accounts: When you elect this rider, only certain Sub-Accounts are available to you for allocation of your funds. These are referred to as “allowable Sub-Accounts.” Each of these Portfolios is a managed volatility fund, which means each Portfolio seeks to manage the volatility of investment return. The risks and objectives of each allowable Sub-Account are described in detail in that Sub-Account’s prospectus which is part of the underlying Funds prospectus.
The allowable Sub-Accounts currently include:
• AB Dynamic Asset Allocation Portfolio • Goldman Sachs VIT Global Trends Allocation Fund • Ivy VIP Pathfinder Moderate — Managed Volatility • PIMCO VIT Global Diversified Allocation Portfolio	• SFT Balanced Stabilization Fund • SFT Equity Stabilization Fund • TOPS® Managed Risk Flex ETF Portfolio
The allowable Sub-Accounts are designed to provide different asset allocation options to you. They also each have differing risk characteristics and objectives. In selecting an allowable Sub-Account you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your financial representative for assistance in selecting an allowable Sub-Account. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of these investment restrictions is to help reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, these investment restrictions may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your Contract Value.
We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional Purchase Payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the approved allocation plans available at the time of your request. If you do not make an additional Purchase Payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by any subsequent addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire Contract Value to another allocation plan approved for use with this rider.
Automatic Payment Phase
If the Contract Value is reduced to zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that you will no longer be eligible for a benefit base reset. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.
We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Summit — Single and of both Designated Lives for MyPath Summit — Joint. Once selected, the frequency may not be changed without our consent. During this phase, no additional Purchase Payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of the Designated Life for MyPath Summit — Single and of both Designated Lives for MyPath Summit — Joint, this rider terminates and no further benefits are payable under this rider or the contract.
Annuity Payments
If you elect to receive Annuity Payments, you may apply your available Contract Value to any Annuity Payment option in accordance with your contract terms. Amounts less than the entire Contract Value that are applied to provide Annuity Payments under an Annuity Payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled “Annuitization Benefits and Options” if you are considering annuitizing your contract.
If Annuity Payments are required to begin and the oldest Annuitant is a Designated Life, the MyPath Summit rider allows you to elect from an additional Annuity Payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Summit — Single and of both Designated Lives for MyPath Summit — Joint. Annuity Payments are required to begin on the Maturity Date. Please see the section entitled “Electing the Retirement Date and Annuity Option” for further details on the Maturity Date and the required beginning of Annuity Payments.
Spousal Continuation (for MyPath Summit — Joint)
For MyPath Summit — Joint, if a Designated Life dies and the surviving spouse continues the contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of contract continuation. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the MyPath Summit — Joint rider charge, and any future GAI calculations will be based on the life of the surviving spouse as the sole Designated Life. The MyPath Summit — Joint option is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse’s status under federal law.
Impact of Divorce
For MyPath Summit — Single, if the Designated Life is removed as the Owner of the contract (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order, the rider will terminate.
For MyPath Summit — Joint, if a Designated Life is removed from the contract due to a divorce or qualified dissolution order, any future GAI calculations will be based on the life of the remaining Designated Life. The rider charge and all terms of this rider will continue to be based on the joint version of the rider even though benefits are provided for only one Designated Life.
Rider Termination
Once you elect the MyPath Summit rider, you may not elect to cancel it.
The rider will automatically terminate at the earliest of:
(a)	For MyPath Summit — Single and MyPath Summit — Joint:
(1)	termination or surrender of the contract (Note — a withdrawal that reduces the Contract Value to zero and causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or
(2)	the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments; or
(3)	the date of an ownership change or assignment under the contract unless:
(i)	the new Owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to: for MyPath Summit — Single, the change from individual ownership to a revocable trust for the benefit of such individual Owner, and, for MyPath Summit — Joint, the change from joint ownership to ownership by the surviving spouse when one of them dies or an Owner is removed due to a divorce or qualified dissolution order); or
(ii)	the assignment is for the purposes of effectuating a 1035 exchange of the contract; or
(b)	for MyPath Summit — Single:
(1)	the date we receive due proof of death of the Designated Life; or
(2)	the date the Designated Life is removed as a contract Owner (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order; or
(c)	for MyPath Summit — Joint:
(1)	the date we receive due proof of death of the last remaining Designated Life; or
(2)	the date any death benefits are paid as a lump sum under the terms of the contract.

Upon termination of this rider, the benefits and charges within this rider will terminate. A proportionate amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.
General Information
The Company — Minnesota Life Insurance Company
We are Minnesota Life Insurance Company (“Minnesota Life”), a life insurance company organized under the laws of Minnesota. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company (“Minnesota Mutual”), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named “Minnesota Mutual Companies, Inc.” Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named “Minnesota Life Insurance Company” (“Minnesota Life”). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named “Securian Financial Group, Inc.”, which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named “Securian Holding Company”, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our telephone and internet address are shown on the cover page. We are licensed to engage in the life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico.
The Separate Account — Variable Annuity Account
We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The Separate Account is registered as a “unit investment trust” with the SEC under the Investment Company Act of 1940.
The Variable Annuity Account has Sub-Accounts to which you may allocate Purchase Payments. Each Sub-Account invests in shares of a corresponding Portfolio. Additional Sub-Accounts may be added at our discretion.
The assets of the Variable Annuity Account are not chargeable with liabilities arising out of any other business we may conduct. The income, gains, and losses credited to, or charged against, the Variable Annuity Account reflect the Variable Annuity Account’s investment experience which is entirely independent of the investment performance of our General Account, the Guaranteed Interest Options, and our other Separate Accounts. All obligations under the contracts are our general corporate obligations.
The General Account is not segregated or insulated from the claims of insurance company creditors. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees.
Changes to the Separate Account — Additions, Deletions or Substitutions
We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the Sub-Accounts of the Variable Annuity Account. If an investment in a Portfolio should no longer be possible or if we determine it becomes inappropriate for these contracts, we may substitute another Portfolio. Substitution may be with respect to existing accumulation values, future Purchase Payments or future Annuity Payments.

We also reserve the right to add, combine or remove any Sub-Accounts of the Variable Annuity Account. Sub-Accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. We will use similar considerations in determining whether to eliminate one or more of the Sub-Accounts of the Variable Annuity Account. The addition of any investment option may be made available to existing Owners on whatever basis we determine.
We also reserve the right, when permitted by law, to de-register the Variable Annuity Account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the Owners, and to combine the Variable Annuity Account with one or more of our other Separate Accounts.
The Portfolios serve as the underlying investment medium for amounts invested in life insurance company Separate Accounts funding both variable life insurance policies and Variable Annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the Portfolio is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the Owners of variable life insurance policies and Variable Annuity contracts to invest in the Portfolio at the same time, or (ii) the Owners of such policies and contracts issued by different life insurance companies to invest in the Portfolio at the same time, or (iii) participating qualified plans to invest in shares of the Portfolio at the same time as one or more life insurance companies. Neither the Portfolio nor Minnesota Life currently foresees any disadvantage, but if the Portfolio determines that there is any such disadvantage due to a material conflict of interest between such policy Owners and Owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the Portfolio’s Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell Portfolio shares with respect to certain groups of policy Owners or Owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.
Distribution of Contracts
Securian Financial Services, Inc. (“Securian Financial”), an affiliate of Minnesota Life that has the same principal business address, is the principal underwriter of the Contract. Securian Financial is registered as a broker-dealer with the U.S. Securities and Exchange Commission and is a member of the Financial Industry Regulatory Authority (FINRA).
The following is a list of broker-dealers that are affiliated with Minnesota Life:
Securian Financial Services, Inc.
CRI Securities, LLC
Securian Financial and other authorized broker-dealers sell contracts through their registered financial representatives, each of whom is also an insurance agent appointed by Minnesota Life. Contracts may also be made available through other financial institutions such as investment advisers and their financial representatives.
Please see the Statement of Additional Information for more information.

Commissions
Minnesota Life does not pay a sales commission, either a front-end commission or an asset-based (“trail”) commission, for sales of the Contract.
Other Payments
Subject to FINRA and other applicable rules, Minnesota Life (or its affiliate(s)) may choose to make the following types of payments to help encourage the sale of its products.
Payment Type	Description or examples of payment
Payments for Access or Visibility	Access to investment advisers and/or broker dealers such as one-on-one wholesaler visits or attendance at national/regional sales meetings or similar events; platform access fees; participation in or visibility at national and/or regional conferences; articles in publications promoting our services or products
Payments for Gifts & Entertainment	Occasional meals and/or entertainment, tickets to sporting/other events, and other gifts.
Payments for Marketing Support	Joint marketing campaigns and/or event participation/advertising; sponsorship of sales contests or promotions in which participants receive prizes such as travel, awards, merchandise or other recognition
Payments for Technical Type Support	Sales support through the provision of hardware, software, or links to our websites and other expense allowance or reimbursement
Payments for Training	Educational, due diligence, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
These payments may be in the form of marketing allowances. We may also pay to qualifying Securian Financial registered financial representatives additional amounts based on their production. The payments are intended to provide further encouragement to sell contracts, and are paid based on a determination by Minnesota Life and Securian Financial of a firm’s ability and willingness to promote and market the contracts.
Non-Cash Compensation
In accordance with FINRA rules, on the sales of all insurance policies by registered financial representatives of Securian Financial, we and Securian Financial may award credits which allow those registered financial representatives who are responsible for the sales of the insurance products to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits also cover the registered financial representatives’ transportation, hotel accommodations, meals, registration fees and the like. Finally, qualifying registered financial representatives of Securian Financial are also eligible for financing arrangements, company-paid training, group health and/or life insurance benefits, retirement benefits, deferred compensation benefits and other benefits based on their contract with us. All of these programs are designed to encourage Securian Financial’s registered financial representatives to sell Minnesota Life’s products, including the contracts described in this Prospectus.

All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products.
The amount and/or structure of the compensation may influence your financial representative or financial institution to present this Contract over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the financial representative or the financial institution. You may ask your financial representative about these differences and how he or she and his or her financial institution are compensated for selling the contracts.
Payments Made by Underlying Mutual Funds
Minnesota Life pays the costs of selling contracts, some of which are described in more detail elsewhere in this Prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such Funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the Funds. Payments from an underlying Fund that relate to distribution services are made pursuant to the Fund’s 12b-1 plan, under which the payments are deducted from the Fund’s assets and described in the fee table included in the Fund’s prospectus. 12b-1 payments from underlying Funds range in amount from 0% to 0.45% of Fund assets held in the Separate Account.
In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund’s investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the Fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a Fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Minnesota Life or its affiliates for such things as Minnesota Life’s aggregation of all Owner purchase, redemption, and transfer requests within the Sub-Accounts of the Separate Account each Business Day and the submission of one net purchase/redemption request to each underlying mutual fund. When the Separate Account aggregates such transactions through the Separate Account’s omnibus account with an underlying mutual fund, the Fund avoids the expenses associated with processing individual transactions. Because Funds selected for inclusion in the contract may also benefit from expanded marketing opportunities as a result of such inclusion, a Fund’s investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the Fund may derive from services performed by Minnesota Life. Service and administrative payments received by Minnesota Life or its affiliates range in amount from 0% to 0.45% of Fund assets held in the Separate Account.
Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers’ affiliates) when it determined the charges that are assessed under the contract. Without these payments, certain contract charges would likely be higher than they are currently. All of the underlying mutual funds offered in the contract currently pay 12b-1 fees to Minnesota Life, and some but not all of such Funds’ investment advisers (or the advisers’ affiliates) currently pay service or administrative fees to Minnesota Life.
Minnesota Life considers profitability when determining the charges in the contract. In early Contract Years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later Contract Years. In general, Minnesota Life’s profit will be greater the longer a contract is held and the greater a contract’s investment return.

The General Account
The interests of Owners arising from the allocation of Purchase Payments or the transfer of Contract Values to our General Account (including the Fixed Account and the DCA Fixed Account) are not registered under the Securities Act of 1933, nor is it registered as an investment company under the Investment Company Act of 1940. Accordingly, such interests are not subject to the provisions of those acts that would apply if registration under such acts was required. In addition, the staff of the commission has not reviewed the disclosures in the prospectus relating to it. Disclosures relating to interests in that option however, may be subject to certain generally applicable provisions of the federal securities laws relating to accuracy of statements made in a registration statement.
The guaranteed interest rate on new amounts allocated to the DCA Fixed Account and Fixed Account are determined from time-to-time by Minnesota Life in accordance with existing market conditions. In no event will the guaranteed rate of interest be less than the minimum guaranteed rate of interest as stated in your contract.
We do not currently offer any General Account investment choices prior to the Annuity Commencement Date, except for the DCA Fixed Account for new Purchase Payments. Any Contract Value you apply to Fixed Annuity Payments becomes part of our General Account. Assets of the General Account used to pay benefits under a Contract, including optional death and living benefits, are subject to the Company’s financial strength and claims paying ability.
Minnesota Life reserves the right to defer payment of amounts withdrawn from the General Account (including the Fixed Account and DCA Fixed Account) for up to six months from the date it receives the written withdrawal request (if a withdrawal is deferred for more than 30 days pursuant to this right, Minnesota Life will pay interest on the amount deferred at a rate not less than the minimum guaranteed interest rate as stated in your contract).
Voting Rights
We will vote the Portfolio shares held in the Variable Annuity Account at shareholder meetings of the Portfolios. We will vote shares attributable to contracts in accordance with instructions received from Owners with voting interests in each Sub-Account of the Variable Annuity Account. We will vote shares for which no instructions are received and shares not attributable to contracts in the same proportion as shares for which instructions have been received. The number of votes for which an Owner may provide instructions will be calculated separately for each Sub-Account of the Variable Annuity Account. One of the effects of proportional voting is that a small number of Owners may determine the outcome of the vote. If applicable laws should change so that we were allowed to vote shares in our own right, then we may elect to do so.
During the accumulation period, you hold the voting interest in the contract. The number of votes will be determined by dividing the Contract Value of the contract attributable to each Sub-Account of the Variable Annuity Account by the net asset value per share of the Portfolio shares held by that Sub-Account.
During the annuity period the Owner holds the voting interest in the contract. The number of votes will be determined by dividing the reserve for each contract allocated to each Sub-Account of the Variable Annuity Account by the net asset value per share of the Portfolio shares held by that Sub-Account. After an annuity begins, the votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, we count fractional shares.

We shall notify you of a Portfolio shareholders’ meeting if the contract has shares to vote. We will also send proxy materials and a form of instruction so that you can instruct us with respect to voting.
Federal Tax Status
Introduction
Our tax discussion in this Prospectus is general in nature and is not intended as tax advice. You should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service (“IRS”). The contract may be purchased on a non-tax qualified basis or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Sections 401(a), 408(b), 408A or 457 of the Code (“Tax Qualified Accounts”). The ultimate effect of federal income taxes on the amounts held under a contract, on Annuity Payments, and on the economic benefit to the Owner or the beneficiary(ies) may depend on the tax status of the individual concerned.
In U.S. v Windsor, the U.S. Supreme Court held a portion of the Defense of Marriage Act unconstitutional. As a result, same sex couples who are married under applicable state and District of Columbia law will now be treated as spouses under federal law. In Revenue Ruling 2013-17, the U.S. Department of the Treasury (the “Treasury Department”) and the Internal Revenue Service (“IRS”) clarified their position regarding same sex marriages for federal tax purposes. If a couple is married in a jurisdiction that recognizes same sex marriage, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside.
Furthermore, in Obergeffel v. Hodges, the U.S. Supreme Court ruled that the Fourteenth Amendment to the U.S. Constitution requires the States to license marriages between persons of the same sex and to recognize marriages of same sex couples performed lawfully in other states. The practical effect of this rule is that same sex marriages will now be recognized by the federal government and by each and every state. However, the Treasury Department and IRS did not recognize civil unions or registered domestic partnerships as marriages for federal tax purposes. Currently, if the state where a civil union or a registered domestic partnership occurred does not recognize the arrangement as a marriage, it is not a marriage for federal tax purposes.
There are specific rules for the taxation of annuity products. In many cases, these rules differ from tax rules which apply to other types of investments. For example, as an illustration of points more fully discussed below, a gain recognized upon a withdrawal from an annuity contract may be taxed differently than the gain on the sale of other types of investments, such as corporate stock, bonds or mutual funds. The gain in an annuity contract, represented by the difference between the cash value and the sum of the Purchase Payments paid into the contract, is taxed as ordinary income. By contrast, the sale of shares of corporate stock, bonds or mutual funds would be taxed as capital gains based upon the difference between the sale price and the purchase price. Depending upon how long the corporate stock, bonds or mutual funds were held, the Owner may be entitled to reduced tax rates applicable to long term capital gains.
For Variable Annuity contracts, increases in Contract Values attributable to dividends and interest from underlying investment Funds are not currently taxed, but instead the taxation of such gains is deferred until there is a withdrawal, contract surrender, or Annuity Payments begin, at which time they are taxed as ordinary income (as described above). This favorable treatment allows the value of the contract to remain undiminished and allows the Owner to determine the timing of the receipt of taxable income.

Note, however, that Variable Annuity contracts held in Tax Qualified Accounts do not provide any additional tax deferral benefit. A Tax Qualified Account independently provides a tax deferral benefit for gains on all assets held in such an account. By contrast, the Owner of a corporate stock, bond or mutual fund held on a non-tax qualified basis who receives dividends or interest, whether in cash or as automatic reinvestments, must report such income as taxable on an annual basis. In some cases, the receipt of dividends from corporate stocks and mutual funds may enjoy favorable tax rates.
This prospectus makes no representation as to the tax rules which apply to those other types of investments and the discussion which follows makes no comparison of the described insurance products to such other investments. For a complete discussion of matters relating to taxation and the tax impact on your investments or for a comparison of taxation differences between investment products and types, please see your tax adviser.
Taxation of Minnesota Life and the Variable Annuity Account
We are taxed as a “life insurance company” under the Code. The operations of the Variable Annuity Account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on any investment income received by the Variable Annuity Account or on capital gains arising from the Variable Annuity Account’s activities. The Variable Annuity Account is not taxed as a “regulated investment company” under the Code and we do not anticipate any change in that tax status.
In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Separate Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends and foreign tax credits which can be material. We do not pass these benefits through to the Separate Accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Separate Account receives; and (ii) under applicable income tax law, Owners are not the Owners of the assets generating the benefits.
Taxation of Annuity Contracts in General
Section 72 of the Code governs the taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as Annuity Payments under the annuity option elected. As a general rule, annuity contracts held by an entity (such as a corporation or trust) that is not a natural person are not treated as annuity contracts for federal income tax purposes other than for purposes of the taxation of life insurance companies. The investment income on such contracts is taxed as ordinary income that is received or accrued by the Owner of the contract during the taxable year. There are exceptions to this general rule for Qualified Contracts described in Sections 401(a), 408 or 408A of the Code and for trusts and other entities that hold an annuity contract as an agent for a natural person.
There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity: (i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

If you do not annuitize your Non-Qualified Contract on or before the Maturity Date, it is possible that the IRS could challenge the status of your contract as an annuity contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the Contract Value each year from the inception of the contract or the entire increase in the Contract Value would be taxable in the year you reach the Maturity Date. In either situation, you could realize taxable income even if the contract proceeds are not distributed to you at that time. Accordingly, before purchasing a contract, you should consult your tax advisor with respect to these issues.
Diversification Requirements
Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the Variable Annuity Account to be “adequately diversified” in order for the contract to be treated as an annuity contract for federal income tax purposes. The diversification requirements of Section 817(h) do not apply to Qualified Contracts which are described in Sections 401(a), 408, 408A or 457(b) of the Code.
The Variable Annuity Account, through the Fund Portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the Portfolio’s assets may be invested. Although the investment adviser of the Securian Funds Trust is an affiliate of ours, we do not control the Securian Funds Trust nor the investments of its Funds. Nonetheless, we believe that each Fund of the Securian Funds Trust in which the Variable Annuity Account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of the Variable Annuity Account to be deemed to be “adequately diversified”.
Ownership Treatment
In connection with its issuance of temporary and proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not “provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the Owner of the assets in the account” (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the Owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the Owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between an Owner and the insurance company regarding the availability of a particular investment option and other than an Owner’s right to allocate premiums and transfer funds among the available Sub-Accounts, all investment decisions concerning the Sub-Accounts were made by the insurance company or an investment advisor in its sole and absolute discretion. Rev. Rul. 2003-91 states that the determination of whether the Owner of a variable contract is to be treated as the Owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.
The IRS has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing new regulations in 2005 and additional Revenue Rulings. Minnesota Life believes that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of an Owner under the contract will not result in any Owner being treated as the Owner of the assets of the Variable Annuity Account. However, Minnesota Life does not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, Minnesota Life reserves the right to modify the contract as necessary to attempt to prevent a Owner from being considered the Owner of a pro rata share of the assets of the Variable Annuity Account.

Taxation of Partial and Full Withdrawals
For payments made in the event of a full surrender of an annuity that is not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the “investment in the contract” (i.e., Purchase Payments less any amounts previously received from the contract which were not included in income). Amounts withdrawn upon a partial withdrawal from a Variable Annuity contract that is not part of a qualified program are treated first as taxable income to the extent of the excess of the Contract Value over the investment in the contract. This will also be true if you take withdrawals under one of the optional living benefit riders. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.
In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the “investment in the contract” to the individual’s balance in the retirement plan, generally the value of the annuity. The “investment in the contract” generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified retirement plans, the “investment in the contract” can be zero.
Section 1035 Exchanges
An annuity contract may be fully or partially exchanged for another annuity contract in a tax-free exchange under IRC §1035. Historically, the IRS challenged attempts by taxpayers to exchange part of an annuity contract for a new annuity contract (a “Partial Exchange”). IRS rulings over the last several years have allowed annuity contract holders to make Partial Exchanges under certain conditions. If this contract is received in a Partial Exchange or is Partially Exchanged for another annuity contract, withdrawals taken from either annuity contract within 180 days from the date of the Partial Exchange may have adverse tax consequences. You should consult your tax advisor before entering into a Partial Exchange.
Taxation of Annuity Payments
The taxable portion of an Annuity Payment is generally equal to the excess of the payment over the exclusion amount. In the case of a Fixed Annuity Payment, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected return under the contract (determined under Treasury Department regulations). The taxable portion of an Annuity Payment is taxed at ordinary income rates. Once the total amount of the investment under the contract is excluded using this ratio, Annuity Payments will be fully taxable.
Taxes Payable on Optional Riders
The single and joint versions of each of the MyPath Lifetime Income optional rider options provide benefits that are different from the usual benefits available under Variable Annuity contracts. If you elect these options a contract Owner or beneficiary may be allowed to take withdrawals under the option even after the Contract Value is equal to zero. Like any withdrawal under the option it is treated as a withdrawal from the contract for income tax purposes. If the investment in the contract has been fully recovered for tax purposes see “Taxation of Partial and Full Withdrawals”, then these withdrawals are generally included in the taxpayer’s income.

Taxation of Death Benefit Proceeds
Death benefit payments are generally taxable to the recipient. Death benefits paid upon the death of an Owner generally are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as Annuity Payments, as described above. For these purposes, the investment in the contract is not affected by the Owner’s death. That is, the investment in the contract remains the amount of any Purchase Payments paid which were not excluded from gross income.
As previously stated elsewhere in this prospectus, the SECURE Act changed death benefit options that are available to beneficiaries of annuity contracts held in qualified plans or IRA's. Additional discussion of the changes can be found below.
Medicare Tax
Beginning in 2013, distributions from Non-Qualified Contracts will be considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly, and $125,000 for married filing separately.) Please consult your tax adviser for more information.
Penalty Tax on Premature Distributions
The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or:
•	where the taxpayer is 59 ½ or older,
•	where payment is made on account of the taxpayer’s disability, or
•	where payment is made by reason of the death of the Owner, and
•	in certain other circumstances.
The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments (not less frequently than annually), where they are made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary. For tax qualified employer-sponsored retirement plans, this exception to the 10% additional tax applies only if payments begin after separation from service.
For some types of tax qualified retirement plans, other tax penalties may apply to certain distributions.
Aggregation of Contracts
For purposes of determining an Owner’s gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same Owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

Assignment or Pledges
Transfers, assignments and certain designations of Annuitants or payees can have tax consequences. A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an Annuitant or payee who is not also the Owner, or the assignment of the contract may result in certain income or gift tax consequences to the Owner that are beyond the scope of this discussion. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax adviser about its potential tax effects.
Required Distributions
In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract issued after January 18, 1985 to provide that:
(a)	if an Owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner’s death; and
(b)	if an Owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the Owner’s death.
The requirements of (b) above will be considered satisfied with respect to any portion of the Owner’s interest which is payable to or for the benefit of a “designated beneficiary” who is a natural person, is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner’s death. The Owner’s “designated beneficiary”, who must be a natural person, is the person designated by the Owner as a beneficiary. If the Owner’s “designated beneficiary” is the surviving spouse of the Owner, however, the contract may be continued with the surviving spouse as the new Owner.
Non-Qualified Contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such contract provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.
Similar rules existed for qualified retirement and individual retirement annuity contracts prior to the SECURE Act becoming effective on January 1, 2020. See the “Tax Qualified Programs” discussion for an explanation of the SECURE Act changes.
Possible Changes in Taxation
Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, taking effect before the date the legislation is passed). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

Tax Qualified Programs
The contract is designed for use with several types of individual and employer-sponsored retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:
•	contributions in excess of specified limits;
•	distributions prior to age 59 ½ (subject to certain exceptions);
•	distributions that do not conform to specified minimum distribution rules; and
•	other specified circumstances.
We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. Tax deferral under annuity contracts purchased in connection with tax qualified plans arises under the specific provisions of the Code governing the tax qualified plan, so a contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax qualified plans, and not for the purpose of obtaining tax deferral. The rights of any person to any benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax adviser regarding the suitability of the contract.
Any annuity contract that is part of a tax qualified retirement plan must comply with the required minimum distribution (RMD) provisions of the Code, and the implementing regulations. A failure to comply with the RMD requirements will generally result in the imposition of an excise tax on the recipient equal to 50% of the amount by which the RMD exceeds the amount actually distributed. Under certain limited circumstances IRS regulations permit partial withdrawals from your tax qualified retirement plan contract after Annuity Payments have begun after the required beginning date without violating the RMD rules. We will notify any holder of a contract under a tax qualified plan who requests such a partial withdrawal of the effects of the withdrawal on the contract prior to processing the withdrawal.
To the extent the optional death benefit riders alter the timing or the amount of the payment of distributions under a Qualified Contract, the riders cannot be paid out in violation of the minimum distribution rules of the Code.
In accordance with recent changes in laws and regulations RMDs must be calculated based on the sum of the Contract Value and the actuarial value of any additional death benefits and benefits from optional riders that you have purchased under the contract. As a result, the RMDs may be larger than if the calculation were based on the Contract Value alone. This may result in an earlier (but not before the required beginning date) distribution under the contract and an increased amount of taxable income distributed to the Owner, and a reduction of death benefits and the benefits of any optional riders.
IRA Rollovers. IRA account holders will be limited to one indirect rollover for all IRA accounts in any twelve month period. The twelve month period is measured from the date of the last indirect rollover. An indirect rollover occurs when you take a distribution in cash from your IRA with the intention of transferring it to another IRA within the 60 day period allowed under the Code. This does not affect direct rollovers where an unlimited number of transfers from one IRA trustee directly to another IRA trustee may be made in a twelve month period. You should consult your tax advisor regarding rollovers of annuity contracts held in IRA’s.
SECURE Act Changes
RMD Rules. The SECURE Act changed the RMD rules for annuities held in qualified plans and IRA’s where Sections 401(a) and 457 apply. The changes impact the date when RMD’s must begin and limit the amount of time over which most Beneficiaries of qualified plans and IRA’s may take distributions after the death of the plan participant or IRA contract owner.
For qualified plan participants and IRA account holders who turned age 70 ½ prior to December 31, 2019, the prior rules apply, and they must begin taking distributions no later than the later of April 1 of the calendar year following the calendar year in which they: (i) reach age 70 ½, or (ii) if they are still working, the date they retire. If the plan participant, or IRA contract owner, is a “5 percent Owner” of the business (as defined in the Code), the general rule is that they may not wait until they retire from working, they must begin taking distributions by April 1 of the year following the calendar year in which they reach 70 ½.
For qualified plan participants and IRA account holders who turn age 70 ½ after December 31, 2019, the SECURE Act rules apply, and they must begin taking distributions no later than the later of April 1 of the calendar year following the calendar year in which they: (i) reach age 72, or (ii) if they are still working, the date they retire. If the plan participant, or IRA contract owner, is a “5 percent Owner” of the business (as defined in the Code), the general rule is that they may not wait until they retire from working, they must begin taking distributions by April 1 of the year following the calendar year in which they reach 72.
The SECURE Act did not change the rules for distributions from Roth IRA’s, defined under Code Section 408A, where the plan participant or contract owner is not required to take distributions at any time prior to the Owner’s death.
Plan Participants and IRA contract owners should consult their tax professional prior to electing RMD distributions from their annuity contracts.
Beneficiary Distributions. The SECURE Act also limited the ability of most non-spouse beneficiaries of qualified plans or IRA contracts to defer distributions over the beneficiary’s lifetime. This SECURE Act rule applies if the IRA contract owner dies after December 31, 2019. For most designated beneficiaries, other than the Owner’s spouse, the beneficiary must take the entire value in the annuity contract within ten years after death of the Owner. There are limited exceptions to the ten-year rule for spousal beneficiaries, beneficiaries who are minors, disabled beneficiaries and certain beneficiaries that are less than ten years younger than the deceased IRA contract Owner. These limited exceptions may allow the beneficiary to extend distributions beyond the ten-year limit imposed by the SECURE Act.
If the plan participant or IRA contract owner died prior to December 31, 2019, the beneficiary may still elect to take distributions over his or her lifetime under the prior law rules.
Beneficiaries should consult with their tax professional prior to deciding how to take distributions from an inherited qualified plan or IRA.

Withholding
In general, distributions from annuity contracts are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.
The Code generally allows the rollover of most distributions to and from tax qualified retirement plans, Section 403(b) annuities, individual retirement plans and eligible deferred compensation plans of state or local governments under Section 457(b). Distributions which may not be rolled over are those which are:
•	one of a series of substantially equal annual (or more frequent) payments made:
—	over the life or life expectancy of the employee,
—	over the joint lives or joint life expectancies of the employee and the employee’s designated beneficiary, or
—	for a specified period of ten years or more,
•	a required minimum distribution,
•	a hardship distribution, or
•	the non-taxable portion of a distribution.
Any distribution eligible for rollover, which may include payment to an employee, an employee’s surviving spouse, or an ex-spouse who is an alternate payee, will be subject to mandatory federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax qualified plan or to an individual retirement account or annuity. It should be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. However a taxpayer must replace withheld amounts with other funds in order to avoid taxation on the amount previously withheld.
See Your Own Tax Advisor
The foregoing summary of the federal income tax consequences under these contracts is not exhaustive. The benefits and features of this contract, when owned by employer provided welfare benefit arrangements or other types of special purpose entities, may impact any unique tax aspects such arrangements or entities may enjoy. Special rules may apply to situations not discussed here. Should a tax qualified retirement plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a Variable Annuity contract or exercising elections under such a contract. For further information you should consult a tax advisor.
Performance Data
From time to time the Variable Annuity Account may publish advertisements containing performance data relating to its Sub-Accounts. In the case of the government money market Portfolio, the Variable Annuity Account will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other Portfolios, performance data will consist of average annual total return quotations for one year, five year and ten year periods and for the period when the Portfolios first became available to the Variable Annuity Account. Such performance data may be accompanied by cumulative total return quotations for the comparable periods. For periods prior to the date of this Prospectus the quotations will be based on the assumption that the contract described herein was issued when the underlying Portfolios first became available to the Variable Annuity Account under other contracts issued by us.
The government money market Portfolio may also quote such average annual and cumulative total return figures. Performance figures used by the Variable Annuity Account are based on historical information of the Portfolios for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the Variable Annuity Account will reflect charges made pursuant to the terms of the contracts offered by this Prospectus and charges of underlying Funds. More detailed information on the computations is set forth in the Statement of Additional Information.
Cybersecurity
Our Variable Annuity product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your product values. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our online service centers or with the Portfolios), impact our ability to calculate values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. While the Company has implemented administrative, technical and physical safeguards that are reasonably designed to protect confidential customer information and confidential business information, there can be no assurance that we or the Portfolios or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Statement of Additional Information
The Statement of Additional Information (SAI) dated May 1, 2021, contains more information about the contracts. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus. For a free paper copy of the SAI, to request other information about the contracts, and to make investor inquiries, call us at 844-878-2199 or write to us at:
Minnesota Life
Annuity Services
P.O Box 64628
St. Paul, MN 55164-0628
Reports and other information about the Variable Annuity Account are available on the SEC’s website: http://www.sec.gov, via its EDGAR database, and copies of this information may be obtained, upon request of a duplication fee, by electronic request at the following email address: publicinfo@sec.gov.
Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at www.investor.gov.

Contract ID. C000173604

Appendix A — Condensed Financial Information and Financial Statements
The table below is designed to help you understand how the sub-account options have performed. It shows the value of sub-account units at the beginning and end of each period, as well as the number of sub-account units at the end of each period. A sub-account unit is also referred to as an Accumulation Unit. Each possible charge combination is reflected in the following tables. You should read the table in conjunction with the financial statements for the variable annuity account and the financial statements of Minnesota Life Insurance Company. The financial statements of the variable annuity account and the financial statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information.
0.30% Variable Account Charge
	Unit value at beginning of period	Unit value at end of period	Number of units outstanding at end of period
AB VPS Dynamic Asset Allocation Sub-Account:
2020	$ 1.07	$1.12	—
2019	$0.94	$ 1.07	—
2018	$ 1.01	$0.94	—
2017	$1.02	$ 1.01	—
American Century VP Inflation Protection Sub-Account:
2020	$1.06	$1.16	—
2019	$0.97	$1.06	—
2018	$ 1.01	$0.97	—
2017	$0.99	$ 1.01	—
American Funds IS Capital World Bond Sub-Account (g):
2020	$1.06	$1.16	—
2019	$0.98	$1.06	—
2018	$1.00	$0.98	—
2017	$0.98	$1.00	—
American Funds IS Global Growth Sub-Account:
2020	$1.24	$ 1.61	—
2019	$0.92	$1.24	—
2018	$ 1.01	$0.92	—
2017	$ 1.01	$ 1.01	—
American Funds IS Global Small Capitalization Sub-Account:
2020	$1.19	$1.54	—
2019	$ 0.91	$1.19	—
2018	$1.02	$ 0.91	—
2017	$1.00	$1.02	—
American Funds IS Growth Sub-Account:
2020	$1.33	$ 2.01	—
2019	$1.02	$1.33	—
2018	$1.02	$1.02	—
2017	$1.03	$1.02	—
American Funds IS Growth-Income Sub-Account:
2020	$1.25	$1.42	—
2019	$0.99	$1.25	—
2018	$1.02	$0.99	—
2017	$1.03	$1.02	—
	Unit value at beginning of period	Unit value at end of period	Number of units outstanding at end of period
American Funds IS International Sub-Account:
2020	$1.09	$1.24	—
2019	$0.89	$1.09	—
2018	$1.02	$0.89	—
2017	$1.00	$1.02	—
American Funds IS New World® Sub-Account:
2020	$1.13	$1.39	—
2019	$0.88	$1.13	—
2018	$1.02	$0.88	—
2017	$1.02	$1.02	—
American Funds IS U.S. Government Securities Sub-Account (h):
2020	$1.05	$1.15	—
2019	$1.00	$1.05	—
2018	$1.00	$1.00	—
2017	$0.99	$1.00	—
ClearBridge Variable Small Cap Growth Sub-Account:
2020	$1.32	$1.89	—
2019	$1.05	$1.32	—
2018	$1.02	$1.05	—
2017	$1.02	$1.02	—
Fidelity ® VIP Funds: Equity-Income Sub-Account:
2020	$1.17	$1.24	—
2019	$0.92	$1.17	—
2018	$ 1.01	$0.92	—
2017	$1.04	$ 1.01	—
Fidelity ® VIP Funds: Mid Cap Sub-Account:
2020	$1.06	$1.25	—
2019	$0.87	$1.06	—
2018	$1.02	$0.87	—
2017	$1.04	$1.02	—
Franklin Small Cap Value VIP Sub-Account:
2020	$1.09	$1.14	—
2019	$0.86	$1.09	—
2018	$0.99	$0.86	—
2017	$ 1.07	$0.99	—

0.30% Variable Account Charge Continued
	Unit value at beginning of period	Unit value at end of period	Number of units outstanding at end of period
Goldman Sachs VIT Global Trends Allocation Sub-Account:
2020	$1.08	$1.12	—
2019	$0.97	$1.08	—
2018	$ 1.01	$0.97	—
2017	$1.04	$ 1.01	—
Goldman Sachs VIT High Quality Floating Rate Sub-Account:
2020	$1.03	$1.03	—
2019	$ 1.01	$1.03	—
2018	$1.00	$ 1.01	—
2017	$1.00	$1.00	—
Invesco Oppenheimer V.I. International Growth Sub-Account (e):
2020	$1.04	$1.26	—
2019	$0.82	$1.04	—
2018	$1.02	$0.82	—
2017	$1.02	$1.02	—
Invesco V.I. American Value Sub-Account:
2020	$1.08	$1.09	—
2019	$0.87	$1.08	—
2018	$1.00	$0.87	—
2017	$1.06	$1.00	—
Invesco V.I. Comstock Sub-Account:
2020	$ 1.11	$1.09	—
2019	$0.89	$ 1.11	—
2018	$1.02	$0.89	—
2017	$1.06	$1.02	—
Invesco V.I. Equity and Income Sub-Account:
2020	$1.08	$1.18	—
2019	$ 0.91	$1.08	—
2018	$ 1.01	$ 0.91	—
2017	$1.04	$ 1.01	—
Invesco V.I. Small Cap Equity Sub-Account:
2020	$1.06	$1.35	—
2019	$0.85	$1.06	—
2018	$1.00	$0.85	—
2017	$1.04	$1.00	—
Ivy VIP Asset Strategy Sub-Account:
2020	$1.16	$1.32	—
2019	$0.96	$1.16	—
2018	$1.02	$0.96	—
2017	$ 1.01	$1.02	—
Ivy VIP Balanced Sub-Account:
2020	$1.18	$1.35	—
2019	$0.97	$1.18	—
2018	$ 1.01	$0.97	—
2017	$ 1.01	$ 1.01	—
	Unit value at beginning of period	Unit value at end of period	Number of units outstanding at end of period
Ivy VIP Core Equity Sub-Account:
2020	$1.26	$1.53	—
2019	$0.97	$1.26	—
2018	$1.02	$0.97	—
2017	$1.03	$1.02	—
Ivy VIP Global Growth Sub-Account:
2020	$1.20	$1.45	—
2019	$0.96	$1.20	—
2018	$1.03	$0.96	—
2017	$1.02	$1.03	—
Ivy VIP High Income Sub-Account:
2020	$1.09	$1.15	—
2019	$0.98	$1.09	—
2018	$ 1.01	$0.98	—
2017	$1.03	$ 1.01	—
Ivy VIP International Core Equity Sub-Account:
2020	$0.99	$1.06	—
2019	$0.84	$0.99	—
2018	$1.02	$0.84	—
2017	$1.03	$1.02	—
Ivy VIP Mid Cap Growth Sub-Account:
2020	$1.40	$2.08	—
2019	$1.02	$1.40	—
2018	$1.02	$1.02	—
2017	$1.02	$1.02	—
Ivy VIP Natural Resources Sub-Account:
2020	$0.88	$0.77	—
2019	$ 0.81	$0.88	—
2018	$1.05	$ 0.81	—
2017	$1.08	$1.05	—
Ivy VIP Pathfinder Moderate - Managed Volatility Sub-Account:
2020	$1.13	$1.23	18,935
2019	$0.97	$1.13	18,923
2018	$ 1.01	$0.97	—
2017	$1.02	$ 1.01	—
Ivy VIP Pathfinder Moderately Aggressive - Managed Volatility Sub-Account:
2020	$1.15	$1.25	—
2019	$0.96	$1.15	—
2018	$ 1.01	$0.96	—
2017	$1.02	$ 1.01	—
Ivy VIP Pathfinder Moderately Conservative - Managed Volatility Sub-Account:
2020	$1.12	$1.22	—
2019	$0.98	$1.12	—
2018	$ 1.01	$0.98	—
2017	$ 1.01	$ 1.01	—

0.30% Variable Account Charge Continued
	Unit value at beginning of period	Unit value at end of period	Number of units outstanding at end of period
Ivy VIP Science and Technology Sub-Account:
2020	$1.43	$1.92	—
2019	$0.96	$1.43	—
2018	$ 1.01	$0.96	—
2017	$1.03	$ 1.01	—
Ivy VIP Small Cap Core Sub-Account:
2020	$ 1.11	$1.18	—
2019	$0.89	$ 1.11	—
2018	$1.00	$0.89	—
2017	$1.06	$1.00	—
Ivy VIP Small Cap Growth Sub-Account (d):
2020	$1.32	$ 1.81	—
2019	$ 1.07	$1.32	—
2018	$1.03	$ 1.07	—
2017	$1.02	$1.03	—
Ivy VIP Value Sub-Account:
2020	$1.18	$1.20	—
2019	$0.93	$1.18	—
2018	$ 1.01	$0.93	—
2017	$1.05	$ 1.01	—
Janus Henderson Balanced Sub-Account:
2020	$1.23	$1.40	—
2019	$ 1.01	$1.23	—
2018	$ 1.01	$ 1.01	—
2017	$1.02	$ 1.01	—
Janus Henderson Flexible Bond Sub-Account:
2020	$ 1.07	$1.18	—
2019	$0.99	$ 1.07	—
2018	$1.00	$0.99	—
2017	$0.99	$1.00	—
Janus Henderson Forty Sub-Account:
2020	$ 1.41	$1.95	—
2019	$1.03	$ 1.41	—
2018	$1.02	$1.03	—
2017	$1.00	$1.02	—
Janus Henderson Mid Cap Value Sub-Account:
2020	$ 1.11	$ 1.10	—
2019	$0.86	$ 1.11	—
2018	$1.00	$0.86	—
2017	$1.04	$1.00	—
Janus Henderson Overseas Sub-Account:
2020	$1.09	$1.26	—
2019	$0.86	$1.09	—
2018	$1.02	$0.86	—
2017	$1.00	$1.02	—
	Unit value at beginning of period	Unit value at end of period	Number of units outstanding at end of period
MFS ® VIT II International Intrinsic Value Sub-Account (f):
2020	$1.15	$1.38	—
2019	$0.92	$1.15	—
2018	$1.02	$0.92	—
2017	$ 1.01	$1.02	—
Morgan Stanley VIF Emerging Markets Equity Sub-Account:
2020	$ 1.01	$1.16	—
2019	$0.85	$ 1.01	—
2018	$1.03	$0.85	—
2017	$1.00	$1.03	—
Morningstar Aggressive Growth ETF Asset Allocation Sub-Account:
2020	$1.12	$1.23	—
2019	$0.92	$1.12	—
2018	$1.02	$0.92	—
2017	$1.04	$1.02	—
Morningstar Balanced ETF Asset Allocation Sub-Account:
2020	$ 1.10	$1.19	—
2019	$0.95	$ 1.10	—
2018	$ 1.01	$0.95	—
2017	$1.02	$ 1.01	—
Morningstar Conservative ETF Asset Allocation Sub-Account:
2020	$ 1.07	$1.13	—
2019	$0.98	$ 1.07	—
2018	$1.00	$0.98	—
2017	$ 1.01	$1.00	—
Morningstar Growth ETF Asset Allocation Sub-Account:
2020	$ 1.11	$1.22	—
2019	$0.93	$ 1.11	—
2018	$1.02	$0.93	—
2017	$1.03	$1.02	—
Morningstar Income and Growth ETF Asset Allocation Sub-Account:
2020	$1.08	$1.17	152,530
2019	$0.96	$1.08	152,530
2018	$ 1.01	$0.96	—
2017	$ 1.01	$ 1.01	—
Neuberger Berman AMT Socially Responsive Sub-Account:
2020	$1.19	$ 1.41	—
2019	$0.95	$1.19	—
2018	$ 1.01	$0.95	—
2017	$1.03	$ 1.01	—

0.30% Variable Account Charge Continued
	Unit value at beginning of period	Unit value at end of period	Number of units outstanding at end of period
PIMCO VIT Global Diversified Allocation Sub-Account:
2020	$ 1.11	$1.15	39,454
2019	$0.92	$ 1.11	39,161
2018	$ 1.01	$0.92	—
2017	$1.03	$ 1.01	—
PIMCO VIT Low Duration Sub-Account:
2020	$1.04	$1.06	—
2019	$1.00	$1.04	—
2018	$1.00	$1.00	—
2017	$1.00	$1.00	—
PIMCO VIT Total Return Sub-Account:
2020	$ 1.07	$1.16	—
2019	$0.99	$ 1.07	—
2018	$1.00	$0.99	—
2017	$1.00	$1.00	—
Putnam VT Growth Opportunities Sub-Account:
2020	$1.42	$1.96	—
2019	$1.04	$1.42	—
2018	$1.02	$1.04	—
2017	$1.02	$1.02	—
Putnam VT Large Cap Value Sub-Account (a)(b)(k):
2020	$1.20	$1.27	—
2019	$0.93	$1.20	—
2018	$1.02	$0.93	—
2017	$1.00	$1.02	—
SFT Balanced Stabilization Sub-Account (i):
2020	$1.18	$1.30	79,483
2019	$0.98	$1.18	81,658
2018	$ 1.01	$0.98	—
2017	$1.03	$ 1.01	—
SFT Core Bond Sub-Account (c):
2020	$1.08	$1.15	—
2019	$0.99	$1.08	—
2018	$1.00	$0.99	—
2017	$1.00	$1.00	—
SFT Equity Stabilization Sub-Account (j):
2020	$ 1.11	$1.05	471,068
2019	$0.96	$ 1.11	478,164
2018	$ 1.01	$0.96	—
2017	$1.02	$ 1.01	—
SFT Government Money Market Sub-Account:
2020	$1.02	$1.02	—
2019	$ 1.01	$1.02	—
2018	$1.00	$ 1.01	—
2017	$1.00	$1.00	—
	Unit value at beginning of period	Unit value at end of period	Number of units outstanding at end of period
SFT Index 400 Mid-Cap Sub-Account:
2020	$ 1.11	$1.25	—
2019	$0.89	$ 1.11	—
2018	$1.00	$0.89	—
2017	$1.06	$1.00	—
SFT Index 500 Sub-Account:
2020	$1.26	$1.48	—
2019	$0.96	$1.26	—
2018	$ 1.01	$0.96	—
2017	$1.04	$ 1.01	—
SFT International Bond Sub-Account:
2020	$1.00	$0.94	—
2019	$0.99	$1.00	—
2018	$0.98	$0.99	—
2017	$1.06	$0.98	—
SFT IvySM Growth Sub-Account:
2020	$1.42	$1.86	—
2019	$1.05	$1.42	—
2018	$1.03	$1.05	—
2017	$ 1.01	$1.03	—
SFT IvySM Small Cap Growth Sub-Account:
2020	$1.20	$1.64	—
2019	$0.98	$1.20	—
2018	$1.02	$0.98	—
2017	$1.03	$1.02	—
SFT Real Estate Securities Sub-Account:
2020	$1.18	$1.14	—
2019	$0.95	$1.18	—
2018	$1.00	$0.95	—
2017	$1.06	$1.00	—
SFT T. Rowe Price Value Sub-Account:
2020	$1.13	$1.24	—
2019	$0.90	$1.13	—
2018	$1.00	$0.90	—
2017	$1.03	$1.00	—
SFT Wellington Core Equity Sub-Account:
2020	$1.32	$1.55	—
2019	$0.99	$1.32	—
2018	$ 1.01	$0.99	—
2017	$1.02	$ 1.01	—
Templeton Developing Markets VIP Sub-Account:
2020	$1.08	$1.26	—
2019	$0.86	$1.08	—
2018	$1.02	$0.86	—
2017	$1.02	$1.02	—

0.30% Variable Account Charge Continued
	Unit value at beginning of period	Unit value at end of period	Number of units outstanding at end of period
TOPS ® Managed Risk Balanced ETF Sub-Account:
2020	$1.08	$1.14	—
2019	$0.95	$1.08	—
2018	$ 1.01	$0.95	—
2017	$1.02	$ 1.01	—
TOPS ® Managed Risk Flex ETF Sub-Account:
2020	$1.08	$1.13	—
2019	$0.94	$1.08	—
2018	$ 1.01	$0.94	—
2017	$1.02	$ 1.01	—
TOPS ® Managed Risk Growth ETF Sub-Account:
2020	$1.08	$1.13	—
2019	$0.92	$1.08	—
2018	$1.02	$0.92	—
2017	$1.03	$1.02	—
	Unit value at beginning of period	Unit value at end of period	Number of units outstanding at end of period
TOPS ® Managed Risk Moderate Growth ETF Sub-Account:
2020	$1.09	$1.15	—
2019	$0.94	$1.09	—
2018	$ 1.01	$0.94	—
2017	$1.03	$ 1.01	—

(a)	Sub-Account was made available effective May 15, 2017.
(b)	Putnam VT Growth and Income Fund merged into the Putnam VT Equity Income Fund effective May 15, 2017.
(c)	Ivy VIP Micro Cap Growth merged into Ivy VIP Small Cap Growth effective November 2, 2018.
(d)	SFT Mortgage Securities merged into SFT Core Bond effective November 30, 2018.
(e)	Oppenheimer Variable Account Funds merged into Invesco Variable Insurance Funds effective May 24, 2019.
(f)	MFS® VIT II International Value changed its name to MFS® VIT II International Intrinsic Value effective June 1, 2019.
(g)	American Funds IS Global Bond changed its name to American Funds IS Capital World Bond effective May 1, 2020.
(h)	American Funds IS U.S. Government/AAA-Rated Securities changed its name to American Funds IS U.S. Government Securities effective May 01, 2021.
(i)	SFT Dynamic Managed Volatility changed its name to SFT Balanced Stabilization effective May 1, 2021.
(j)	SFT Managed Volatility Equity changed its name to SFT Equity Stabilization effective May 1, 2021.
(k)	Putnam VT Equity Income changed its name to Putnam VT Large Cap Value effective April 30, 2021.

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Appendix B — Types of Qualified Contracts
Individual and employer sponsored tax qualified retirement plans provide tax deferral. If you purchase an annuity contract in a tax qualified plan, the tax deferral feature of the annuity is redundant and offers you no additional advantage. You should purchase the annuity for reasons other than tax deferral when part of a tax qualified plan.
Individual Retirement Annuities
Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, (an “IRA”). Distributions from certain other types of tax qualified plans may be “rolled over” on a tax-deferred basis into an IRA. The sale of a contract for use with an IRA will be subject to special IRS mandated disclosure requirements. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agencies. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A Qualified Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. You should seek competent advice as to the suitability of the Contract for use with IRAs.
Earnings in an IRA are not taxed until distribution. IRA contributions are subject to certain limits each year and may be deductible in whole or in part depending on the individual’s income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of tax qualified plans that are “rolled over” on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed at ordinary income rates when distributed from the IRA. Distributions prior to age 59 ½ (unless certain exceptions apply) are subject to a 10% penalty tax.
A portion of the amount distributed from an IRA may be taxable based on the ratio of the “investment in the contract” to the individual’s balance in the IRA, generally the value of the IRA. The “investment in the contract” generally equals the nondeductible contributions to an IRA. The “investment in the contract” can be zero.
Simplified Employee Pension (SEP) IRAs
Employers may establish Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.
Roth IRAs
Section 408A of the Code permits certain eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, must be made in cash or as a rollover or conversion from another Roth IRA or a traditional IRA. A rollover from, or conversion of, a traditional IRA to a Roth IRA may be subject to tax, deferred sales charges and other special rules may apply.
Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if : (1) the annuity Owner has reached age 59 ½; (2) the distribution is paid to a beneficiary after the Owner’s death; (3) the annuity Owner becomes disabled; or (4) the distribution will be used for a first time home purchase and does not exceed $10,000. Non-qualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to a 10% penalty tax.
In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth IRAs.
B-1

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Appendix C — Examples of the Return of Purchase Payments Death Benefit Option
Below are several examples that are designed to help show how the Return of Purchase Payments Death Benefit (ROPP DB) option functions. A complete description of this optional contract feature can be found in the prospectus section “Death Benefits — Optional Death Benefit Rider.” Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how the optional rider can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar.
Example #1 — Single Purchase Payment of $100,000, no withdrawals, and corresponding rider values.
The table below is meant to provide a numeric example of how the ROPP DB and Contract Value vary relative to one another during periods of positive and negative market fluctuations.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Return of Purchase Payments DB	Death Benefit Payable
Beginning of Year 1	67	$ 0	$100,000	—	$ 100,000	$100,000	$ 100,000
Beginning of Year 2	68	$ 106,000	$ 0	—	$ 106,000	$100,000	$ 106,000
Beginning of Year 3	69	$ 95,000	$ 0	—	$ 95,000	$100,000	$ 100,000
Beginning of Year 4	70	$ 90,000	$ 0	—	$ 90,000	$100,000	$ 100,000
Beginning of Year 5	71	$ 108,000	$ 0	—	$ 108,000	$100,000	$ 108,000
Beginning of Year 6	72	$ 100,000	$ 0	—	$ 100,000	$100,000	$ 100,000
Beginning of Year 7	73	$156,000	$ 0	—	$156,000	$100,000	$156,000
Beginning of Year 8	74	$160,000	$ 0	—	$160,000	$100,000	$160,000
Beginning of Year 9	75	$125,000	$ 0	—	$125,000	$100,000	$125,000
Beginning of Year 10	76	$ 141,000	$ 0	—	$ 141,000	$100,000	$ 141,000
Beginning of Year 11	77	$160,000	$ 0	—	$160,000	$100,000	$160,000
Beginning of Year 12	78	$155,000	$ 0	—	$155,000	$100,000	$155,000
Beginning of Year 13	79	$163,000	$ 0	—	$163,000	$100,000	$163,000
Beginning of Year 14	80	$140,000	$ 0	—	$140,000	$100,000	$140,000
Beginning of Year 15	81	$155,000	$ 0	—	$155,000	$100,000	$155,000
Beginning of Year 16	82	$165,000	$ 0	—	$165,000	$100,000	$165,000
In the example above, the beginning of year 2 illustrates the impact on rider values when the Contract Value increases. The Contract Value has increased to $106,000. The death benefit payable is the greater of the ROPP DB and the Contract Value, resulting in a death benefit payable of $106,000.
In the example above, the beginning of year 3 illustrates the impact on rider values when the Contract Value decreases below the ROPP DB. The Contract Value has decreased to $95,000. The death benefit payable is the greater of the ROPP DB and Contract Value, resulting in a death benefit payable of $100,000.
Example #2 — Initial values.
Examples 2 — 4 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the rider values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the age of the oldest Owner.
C-1

Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Return of Purchase Payments DB	Death Benefit Payable
Beginning of Year 1	67	—	$100,000	—	$100,000	$100,000	$100,000
Base Contract Death Benefit = Contract Value = $100,000.
Return of Purchase Payments Death Benefit = Purchase Payments adjusted for withdrawals = $100,000.
Initial Death Benefit Payable = Maximum of base contract death benefit and ROPP DB = maximum of ($100,000, $100,000) = $100,000.
Example #3 — Subsequent Purchase Payment received during the first Contract Year.
If additional Purchase Payments are received, the ROPP DB will increase by the amount of the Purchase Payment.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Return of Purchase Payments DB	Death Benefit Payable
Beginning of Year 1	67	—	$100,000	—	$ 100,000	$ 100,000	$ 100,000
Activity 6 months later	67	$105,000	$ 20,000	—	$125,000	$120,000	$125,000
After the additional Purchase Payment:
Base Contract Death Benefit = Contract Value = $125,000.
Return of Purchase Payments Death Benefit = Purchase Payments adjusted for withdrawals = $120,000.
Death Benefit Payable = Maximum of base contract death benefit and ROPP DB = maximum of ($125,000, $120,000) = $125,000.
Example #4 — Withdrawal from Contract Value.
Amounts withdrawn will result in an adjustment on a Pro-rata Basis to the ROPP DB. The adjustment will be based on the Contract Value prior to the withdrawal.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Return of Purchase Payments DB	Death Benefit Payable
Beginning of Year 1	67	—	$100,000	—	$ 100,000	$ 100,000	$ 100,000
Activity 6 months later	67	$105,000	$ 20,000	—	$125,000	$120,000	$125,000
Beginning of Year 2	68	$100,000	—	—	$ 100,000	$120,000	$120,000
Activity 6 months later	68	$ 115,000	—	$5,000	$ 110,000	$ 114,783	$ 114,783
After the withdrawal
Base Contract Death Benefit = Contract Value = $110,000.
C-2

Return of Purchase Payments Death Benefit = Purchase Payments adjusted for withdrawals prior to the withdrawal – [Purchase Payments adjusted for withdrawals prior to the withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $120,000 – [$120,000 x $5,000 / $115,000] = $114,783.
Death Benefit Payable = Maximum of base contract death benefit and ROPP DB = maximum of ($110,000, $114,783) = $114,783.
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Appendix D — Examples of the MyPath Core Flex Single and Joint Options
Below are several examples that are designed to help show how the MyPath Core Flex (Single and Joint) riders function. The examples assume the Single option for purposes of the applicable annual income percentage and corresponding GAI. Under the Joint option, the benefit base calculations are identical to Single, but the applicable annual income percentage is less and will be based on the age of the youngest Designated Life. A complete description of this optional rider can be found in the section of this Prospectus entitled “Optional Living Benefit Riders.” Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your contract will actually perform.
The examples may not reflect the current annual income percentage or the current benefit base enhancement rate. Please see the prospectus or current Rate Sheet Prospectus Supplement for current annual income percentage and benefit base enhancement rates. Historic benefit base enhancement rates and annual income percentages are available in Appendix H to this prospectus.
Example #1 — Initial values.
Examples 1-5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the age of the Designated Life.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	$100,000	4.10%	$4,100
Initial benefit base = initial Purchase Payment = $100,000.
Enhancement base = initial Purchase Payment = $100,000.
Annual income percentage = based on current age = 4.10%.
Initial GAI = initial benefit base X annual income percentage = $100,000 X 4.10% = $4,100.
Example #2 — Subsequent Purchase Payment before first withdrawal.
Until the later of the first Contract Anniversary or the first withdrawal, if additional Purchase Payments are accepted, the benefit base and enhancement base will increase by the amount of the Purchase Payment. For eligible Purchase Payments, the GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$ 0	$100,000	—	$ 100,000	$ 100,000	$ 100,000	4.10%	$4,100
Activity (purchase payment)	63	$105,000	$ 20,000	—	$125,000	$120,000	$120,000	4.10%	$4,920

After the additional Purchase Payment:
Benefit base = benefit base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.
Enhancement base = enhancement base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.
GAI = new benefit base X annual income percentage = $120,000 X 4.10% = $4,920.
Example #3 — Benefit base enhancement.
On each Contract Anniversary during the enhancement period, in each Contract Year where there is no withdrawal activity, the benefit base will be increased by the enhancement rate multiplied by the enhancement base. Following any applicable benefit base enhancement, the benefit base will be automatically reset to the current Contract Value, if higher (this is a benefit base reset). The GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$ 0	$100,000	—	$ 100,000	$ 100,000	$ 100,000	4.10%	$4,100
Activity (purchase payment)	63	$ 105,000	$ 20,000	—	$125,000	$120,000	$120,000	4.10%	$4,920
Beginning of Year 2	64	$126,000	$ 0	—	$126,000	$127,200	$120,000	4.10%	$ 5,215
After the enhancement:
Enhancement = the enhancement base X enhancement rate = $120,000 X 6.0% = $7,200.
Benefit base = the benefit base prior to the enhancement plus the enhancement amount = $120,000 + $7,200 = $127,200
On a benefit base reset:
Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($126,000, $127,200) = $127,200; No benefit base reset occurred.
Enhancement base = no impact = $120,000.
Annual income percentage = based on the current age as there have been no withdrawals yet = 4.10%.
GAI = new benefit base X annual income percentage = $127,200 X 4.10% = $5,215.
Example #4 — After the benefit date, cumulative withdrawals during the second Contract Year less than or equal to the GAI.
On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI.

Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$ 0	$100,000	—	$ 100,000	$ 100,000	$ 100,000	4.10%	$4,100
Activity (purchase payment)	63	$ 105,000	$ 20,000	—	$125,000	$120,000	$120,000	4.10%	$4,920
Beginning of Year 2	64	$126,000	$ 0	—	$126,000	$127,200	$120,000	4.10%	$5,215
Activity (withdrawal)	64	$130,000	$ 0	$5,215	$124,785	$127,200	$120,000	4.10%	$ 5,215
After the withdrawal: Benefit base = no impact = $127,200.
Enhancement base = no impact= $120,000.
Annual income percentage = determined based on the current age as of the withdrawal date and will no longer change except in the case of a benefit base reset = 4.10%.
Example #5 — After the benefit date, benefit base reset followed by cumulative withdrawals during the third Contract Year exceeding the GAI.
On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI. Amounts withdrawn in excess of the GAI will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The adjustment will be based on the Contract Value prior to the excess portion of the withdrawal.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$ 0	$100,000	—	$ 100,000	$ 100,000	$ 100,000	4.10%	$4,100
Activity (purchase payment)	63	$ 105,000	$ 20,000	—	$125,000	$120,000	$120,000	4.10%	$4,920
Beginning of Year 2	64	$126,000	$ 0	—	$126,000	$127,200	$120,000	4.10%	$5,215
Activity (withdrawal)	64	$130,000	$ 0	$ 5,215	$124,785	$127,200	$120,000	4.10%	$5,215
Beginning of Year 3	65	$129,000	$ 0	—	$129,000	$129,000	$129,000	5.10%	$6,579
Activity (withdrawal)	65	$130,000	$ 0	$60,000	$ 70,000	$ 73,164	$ 73,164	5.10%	$ 3,731
At the beginning of year 3:
Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($129,000, $127,200) = $129,000.
Enhancement base = due to the benefit base reset is increased to the value of the benefit base = $129,000.
Note: there is no enhancement due to the withdrawal that was taken during the year.
Annual income percentage = re-evaluated based on age at the time of the benefit base reset = 5.10%
GAI = new benefit base X annual income percentage = $129,000 X 5.10% = $6,579.
After the excess withdrawal:
Benefit base = benefit base prior to the excess withdrawal — [benefit base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 – [$129,000 X ($60,000 – $6,579) / ($130,000 – $6,579)] = $73,164.

Enhancement base = enhancement base prior to the excess withdrawal — [enhancement base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 – [$129,000 X ($60,000 – $6,579) / ($130,000 – $6,579)] = $73,164.
GAI = new benefit base X annual income percentage = $73,164 X 5.10% = $3,731.
Example #6 — Withdrawal prior to the benefit date.
Prior to the benefit date, a withdrawal of any amount will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	45	$ 0	$100,000	—	$ 100,000	$ 100,000	$ 100,000	4.10%	$4,100
Activity (purchase payment)	45	$ 105,000	$ 20,000	—	$125,000	$120,000	$120,000	4.10%	$4,920
Beginning of Year 2	46	$126,000	$ 0	—	$126,000	$127,200	$120,000	4.10%	$5,215
Activity (withdrawal)	46	$130,000	$ 0	$5,215	$124,785	$122,097	$ 115,186	4.10%	$5,006
After the withdrawal:
Benefit base = benefit base prior to the withdrawal — [benefit base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $127,200 – [$127,200 X $5,215 / $130,000] = $122,097.
Enhancement base = enhancement base prior to the withdrawal — [enhancement base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $120,000 – [$120,000 X $5,215 / $130,000] = $115,186.
GAI = new benefit base X annual income percentage = $122,097 X 4.10% = $5,006.

Appendix E — Examples of the MyPath Summit Single and Joint Options
Below are several examples that are designed to help show how the MyPath Summit (Single and Joint) riders function. The examples assume the Single option for purposes of the applicable annual income percentage and corresponding GAI. Under the Joint option, the benefit base calculations are identical to Single, but the applicable annual income percentage is less and will be based on the age of the youngest Designated Life. A complete description of this optional rider can be found in the section of this Prospectus entitled “Optional Living Benefit Riders.” Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your contract will actually perform.
The examples may not reflect the current annual income percentage or the current benefit base enhancement rate. Please see the prospectus or current Rate Sheet Prospectus Supplement for current annual income percentage and benefit base enhancement rates.
Example #1 — Initial values.
Examples 1-5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the age of the Designated Life.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	4.35%	$4,350
Initial benefit base = initial Purchase Payment = $100,000.
Annual income percentage = based on current age = 4.35%.
Initial GAI = initial benefit base X annual income percentage = $100,000 X 4.35% = $4,350.
Example #2 — Subsequent Purchase Payment before first withdrawal.
Until the later of the first Contract Anniversary or the first withdrawal, if additional Purchase Payments are accepted, the benefit base will increase by the amount of the Purchase Payment. For eligible Purchase Payments, the GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$ 0	$100,000	—	$ 100,000	$ 100,000	4.35%	$4,350
Activity (purchase payment)	63	$105,000	$ 20,000	—	$125,000	$120,000	4.35%	$5,220
After the additional Purchase Payment:
Benefit base = benefit base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

GAI = new benefit base X annual income percentage = $120,000 X 4.35% = $5,220.
Example #3 — Benefit base reset.
On each Contract Anniversary the benefit base will be automatically reset to the current Contract Value, if higher (this is a benefit base reset). The GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$ 0	$100,000	—	$ 100,000	$ 100,000	4.35%	$4,350
Activity (purchase payment)	63	$ 105,000	$ 20,000	—	$125,000	$120,000	4.35%	$5,220
Beginning of Year 2	64	$126,000	$ 0	—	$126,000	$126,000	4.35%	$ 5,481
On a benefit base reset:
Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($126,000, $120,000) = $126,000.
Annual income percentage = based on the current age as there have been no withdrawals yet = 4.35%.
GAI = new benefit base X annual income percentage = $126,000 X 4.35% = $5,481.
Example #4 — After the benefit date, cumulative withdrawals during the second Contract Year less than or equal to the GAI.
On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base or the GAI.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$ 0	$100,000	—	$ 100,000	$ 100,000	4.35%	$4,350
Activity (purchase payment)	63	$ 105,000	$ 20,000	—	$125,000	$120,000	4.35%	$5,220
Beginning of Year 2	64	$126,000	$ 0	—	$126,000	$126,000	4.35%	$5,481
Activity (withdrawal)	64	$130,000	$ 0	$5,481	$ 124,519	$126,000	4.35%	$ 5,481
After the withdrawal:
Benefit base = no impact = $126,000.
Annual income percentage = determined based on the current age as of the withdrawal date and will no longer change except in the case of a benefit base reset = 4.35%.

Example #5 — After the benefit date, benefit base reset followed by cumulative withdrawals during the third Contract Year exceeding the GAI.
On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base or the GAI. Amounts withdrawn in excess of the GAI will result in an adjustment on a Pro-rata Basis to the benefit base. The adjustment will be based on the Contract Value prior to the excess portion of the withdrawal.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$ 0	$100,000	—	$ 100,000	$ 100,000	4.35%	$4,350
Activity (purchase payment)	63	$ 105,000	$ 20,000	—	$125,000	$120,000	4.35%	$5,220
Beginning of Year 2	64	$126,000	$ 0	—	$126,000	$126,000	4.35%	$5,481
Activity (withdrawal)	64	$130,000	$ 0	$ 5,481	$ 124,519	$126,000	4.35%	$5,481
Beginning of Year 3	65	$129,000	$ 0	—	$129,000	$129,000	5.35%	$6,902
Activity (withdrawal)	65	$130,000	$ 0	$60,000	$ 70,000	$ 73,356	5.35%	$3,925
At the beginning of year 3:
Benefit base = due to the benefit base reset is reset to Contract Value = $129,000.
Annual income percentage = re-evaluated based on age at the time of the benefit base reset = 5.35%
GAI = new benefit base X annual income percentage = $129,000 X 5.35% = $6,902.
After the excess withdrawal:
Benefit base = benefit base prior to the excess withdrawal — [benefit base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 – [$129,000 X ($60,000 – $6,902) / ($130,000 – $6,902)] = $73,356.
GAI = new benefit base X annual income percentage = $73,356 X 5.35% = $3,925.
Example #6 — Withdrawal prior to the benefit date.
Prior to the benefit date, a withdrawal of any amount will result in an adjustment on a Pro-rata Basis to the benefit base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	55	$ 0	$100,000	—	$ 100,000	$ 100,000	4.35%	$4,350
Activity (purchase payment)	55	$ 105,000	$ 20,000	—	$125,000	$120,000	4.35%	$5,220
Beginning of Year 2	56	$126,000	$ 0	—	$126,000	$126,000	4.35%	$5,481
Activity (withdrawal)	56	$130,000	$ 0	$5,481	$ 124,519	$120,688	4.35%	$5,250

After the withdrawal:
Benefit base = benefit base prior to the withdrawal — [benefit base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $126,000 – [$126,000 X $5,481 / $130,000] = $120,688.
GAI = new benefit base X annual income percentage = $120,688 X 4.35% = $5,250.

Appendix F — Examples of the MyPath Value Single and Joint Options
Below are several examples that are designed to help show how the MyPath Value (Single and Joint) riders function. The examples assume the Single option for purposes of the applicable annual income percentage and corresponding GAI. Under the Joint option, the benefit base calculations are identical to Single, but the applicable annual income percentage is less and will be based on the age of the youngest Designated Life. A complete description of this optional rider can be found in the section of this Prospectus entitled “Optional Living Benefit Riders.” Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how the optional rider can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your contract will actually perform.
The examples may not reflect the current annual income percentage or the current benefit base enhancement rate. Please see the prospectus or current Rate Sheet Prospectus Supplement for current annual income percentage and benefit base enhancement rates.
Example #1 — Initial values.
Examples 1-5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	4.10%	$4,100
Initial benefit base = initial Purchase Payment = $100,000.
Annual income percentage = 4.10%
Initial GAI = initial benefit base X annual income percentage = $100,000 X 4.10% = $4,100.
Example #2 — Subsequent Purchase Payment before first withdrawal.
Until the later of the first Contract Anniversary or the first withdrawal, if additional Purchase Payments are accepted, the benefit base will increase by the amount of the Purchase Payment. For eligible Purchase Payments, the GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$ 0	$100,000	—	$ 100,000	$ 100,000	4.10%	$4,100
Activity (purchase payment)	63	$105,000	$ 20,000	—	$125,000	$120,000	4.10%	$4,920
After the additional Purchase Payment:
Benefit base = benefit base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

GAI = new benefit base X annual income percentage = $120,000 X 4.10% = $4,920.
Example #3 — Benefit base reset.
On each Contract Anniversary the benefit base will be automatically reset to the current Contract Value, if higher (this is a benefit base reset). The GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$ 0	$100,000	—	$ 100,000	$ 100,000	4.10%	$4,100
Activity (purchase payment)	63	$ 105,000	$ 20,000	—	$125,000	$120,000	4.10%	$4,920
Beginning of Year 2	64	$126,000	$ 0	—	$126,000	$126,000	4.10%	$5,166
On a benefit base reset:
Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($126,000, $120,000) = $126,000.
GAI = new benefit base X annual income percentage = $126,000 X 4.10% = $5,166.
Example #4 — After the benefit date, cumulative withdrawals during the second Contract Year less than or equal to the GAI.
On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base or the GAI.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$ 0	$100,000	—	$ 100,000	$ 100,000	4.10%	$4,100
Activity (purchase payment)	63	$ 105,000	$ 20,000	—	$125,000	$120,000	4.10%	$4,920
Beginning of Year 2	64	$126,000	$ 0	—	$126,000	$126,000	4.10%	$5,166
Activity (withdrawal)	64	$130,000	$ 0	$5,166	$124,834	$126,000	4.10%	$5,166
After the withdrawal:
Benefit base = no impact = $126,000.
Example #5 — After the benefit date, benefit base reset followed by cumulative withdrawals during the third Contract Year exceeding the GAI.
On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base or the GAI. Amounts withdrawn in excess of the GAI will result in an adjustment on a Pro-rata Basis to the benefit base. The adjustment will be based on the Contract Value prior to the excess portion of the withdrawal.

Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$ 0	$100,000	—	$ 100,000	$ 100,000	4.10%	$4,100
Activity (purchase payment)	63	$ 105,000	$ 20,000	—	$125,000	$120,000	4.10%	$4,920
Beginning of Year 2	64	$126,000	$ 0	—	$126,000	$126,000	4.10%	$5,166
Activity (withdrawal)	64	$130,000	$ 0	$ 5,166	$124,834	$126,000	4.10%	$5,166
Beginning of Year 3	65	$129,000	$ 0	$ 0	$129,000	$129,000	4.10%	$5,289
Activity (withdrawal)	65	$130,000	$ 0	$60,000	$ 70,000	$ 72,407	4.10%	$2,969
At the beginning of year 3:
Benefit base = due to the benefit base reset is reset to Contract Value = $129,000.
GAI = new benefit base X annual income percentage = $129,000 X 4.10% = $5,289.
After the excess withdrawal:
Benefit base = benefit base prior to the excess withdrawal — [benefit base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 – [$129,000 X ($60,000 – $5,289) / ($130,000 – $5,289)] = $72,407.
GAI = new benefit base X annual income percentage = $72,407 X 4.10% = $2,969.
Example #6 — Withdrawal prior to the benefit date.
Prior to the benefit date, a withdrawal of any amount will result in an adjustment on a Pro-rata Basis to the benefit base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$ 0	$100,000	—	$ 100,000	$ 100,000	4.10%	$4,100
Activity (purchase payment)	63	$ 105,000	$ 20,000	—	$125,000	$120,000	4.10%	$4,920
Beginning of Year 2	64	$126,000	$ 0	—	$126,000	$126,000	4.10%	$5,166
Activity (withdrawal)	64	$130,000	$ 0	$5,166	$124,834	$120,993	4.10%	$ 4,961
After the withdrawal:
Benefit base = benefit base prior to the withdrawal — [benefit base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $126,000 – [$126,000 X $5,166 / $130,000] = $120,993.
GAI = new benefit base X annual income percentage = $120,993 X 4.10% = $4,961.

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Appendix G — Examples of the MyPath Ascend 2.0 Single, Joint, and Joint 50 Options
Below are several examples that are designed to help show how the MyPath Ascend 2.0 (Single, Joint, and Joint 50) riders function. The mechanics of the riders are similar and can be illustrated through the same set of examples. Complete descriptions of these optional riders can be found in the section of this Prospectus entitled “Optional Living Benefit Riders.” Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your contract will actually perform.
The examples may not reflect the current annual income percentage or the current benefit base enhancement rate. Please see the prospectus or current Rate Sheet Prospectus Supplement for current annual income percentage and benefit base enhancement rates. Historic benefit base enhancement rates and annual income percentages are available in Appendix H to this prospectus.
Examples 1-6 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. Example 6 applies only to the Joint 50 rider and demonstrates how the GAI calculation changes on the Continuation Date. The initial values are based on an initial Purchase Payment of $100,000. Ages shown below are of the youngest Designated Life for joint riders and are used with lower Annual Income Percentages.
Example #1 — Initial values.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	$100,000	4.00%	$4,000
Initial benefit base = initial Purchase Payment = $100,000.
Enhancement base = initial Purchase Payment = $100,000.
Annual income percentage = based on current age = 4.00%.
Initial GAI = initial benefit base X annual income percentage = $100,000 X 4.00% = $4,000.
Example #2 — Subsequent Purchase Payment before first withdrawal.
Until the later of the first Contract Anniversary or the first withdrawal, if additional Purchase Payments are accepted, the benefit base and enhancement base will increase by the amount of the Purchase Payment. For eligible Purchase Payments, the GAI will be recalculated to be the new benefit base multiplied by the annual income percentage (and beginning on the Continuation Date, multiplied by the Continuation Factor for the Joint 50 rider).
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$ 0	$100,000	—	$ 100,000	$ 100,000	$ 100,000	4.00%	$4,000
Activity (purchase payment)	63	$105,000	$ 20,000	—	$125,000	$120,000	$120,000	4.00%	$4,800

After the additional Purchase Payment:
Benefit base = benefit base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.
Enhancement base = enhancement base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.
GAI = new benefit base X annual income percentage = $120,000 X 4.00% = $4,800.
Example #3 — Benefit base enhancement.
On each Contract Anniversary during the enhancement period, in each Contract Year where there is no withdrawal activity, the benefit base will be increased by the enhancement rate multiplied by the enhancement base. Following any applicable benefit base enhancement, the benefit base will be automatically reset to the current Contract Value, if higher (this is a benefit base reset). The GAI will be recalculated to be the new benefit base multiplied by the annual income percentage (and beginning on the Continuation Date, multiplied by the Continuation Factor for the Joint 50 rider).
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$ 0	$100,000	—	$ 100,000	$ 100,000	$ 100,000	4.00%	$4,000
Activity (purchase payment)	63	$ 105,000	$ 20,000	—	$125,000	$120,000	$120,000	4.00%	$4,800
Beginning of Year 2	64	$126,000	$ 0	—	$126,000	$128,400	$120,000	4.00%	$5,136
After the enhancement:
Enhancement = the enhancement base X enhancement rate = $120,000 X 7.0% = $8,400.
Benefit base = the benefit base prior to the enhancement plus the enhancement amount = $120,000 + $8,400 = $128,400.
On a benefit base reset:
Benefit base = greater of Contract Value or benefit base after benefit base enhancement = maximum of ($126,000, $128,400) = $128,400; No benefit base reset occurred.
Enhancement base = no impact = $120,000.
Annual income percentage = based on the current age as there have been no withdrawals yet = 4.00%.
GAI = new benefit base X annual income percentage = $128,400 X 4.00% = $5,136.
Example #4 — After the benefit date, cumulative withdrawals during the second Contract Year less than or equal to the GAI.
On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI.

Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$ 0	$100,000	—	$ 100,000	$ 100,000	$ 100,000	4.00%	$4,000
Activity (purchase payment)	63	$ 105,000	$ 20,000	—	$125,000	$120,000	$120,000	4.00%	$4,800
Beginning of Year 2	64	$126,000	$ 0	—	$126,000	$128,400	$120,000	4.00%	$5,136
Activity (withdrawal)	64	$130,000	$ 0	$5,136	$124,864	$128,400	$120,000	4.00%	$5,136
After the withdrawal:
Benefit base = no impact = $128,400.
Enhancement base = no impact = $120,000.
Annual income percentage = determined based on the current age as of the withdrawal date and will no longer change except in the case of a benefit base reset = 4.00%.
Example #5 — After the benefit date, benefit base reset followed by cumulative withdrawals during the third Contract Year exceeding the GAI.
On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI. Amounts withdrawn in excess of the GAI will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The adjustment will be based on the Contract Value prior to the excess portion of the withdrawal.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$ 0	$100,000	—	$ 100,000	$ 100,000	$ 100,000	4.00%	$4,000
Activity (purchase payment)	63	$ 105,000	$ 20,000	—	$125,000	$120,000	$120,000	4.00%	$4,800
Beginning of Year 2	64	$126,000	$ 0	—	$126,000	$128,400	$120,000	4.00%	$5,136
Activity (withdrawal)	64	$130,000	$ 0	$ 5,136	$124,864	$128,400	$120,000	4.00%	$5,136
Beginning of Year 3	65	$129,000	$ 0	—	$129,000	$129,000	$129,000	5.00%	$6,450
Activity (withdrawal)	65	$130,000	$ 0	$60,000	$ 70,000	$ 73,088	$ 73,088	5.00%	$3,654
At the beginning of year 3:
Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($129,000, $128,400) = $129,000.
Enhancement base = due to the benefit base reset is increased to the value of the benefit base = $129,000.
Note: there is no enhancement due to the withdrawal that was taken during the year.
Annual income percentage = re-evaluated based on age at the time of the benefit base reset = 5.00%
GAI = new benefit base X annual income percentage = $129,000 X 5.00% = $6,450.

After the excess withdrawal:
Benefit base = benefit base prior to the excess withdrawal – [benefit base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 – [$129,000 X ($60,000 – $6,450) / ($130,000 – $6,450)] = $73,088.
Enhancement base = enhancement base prior to the excess withdrawal – [enhancement base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 – [$129,000 X ($60,000 – $6,450) / ($130,000 – $6,450)] = $73,088.
GAI = new benefit base X annual income percentage = $73,088 X 5.00% = $3,654.
Example #6 — Death of Joint Designated Life causes the Continuation Factor to be applied on the Continuation Date. (Joint 50 only)
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$ 0	$100,000	—	$ 100,000	$ 100,000	$ 100,000	4.00%	$4,000
Activity (purchase payment)	63	$ 105,000	$ 20,000	—	$125,000	$120,000	$120,000	4.00%	$4,800
Beginning of Year 2	64	$126,000	$ 0	—	$126,000	$128,400	$120,000	4.00%	$5,136
Activity (withdrawal)	64	$130,000	$ 0	$ 5,136	$124,864	$128,400	$120,000	4.00%	$5,136
Beginning of Year 3	65	$129,000	$ 0	—	$129,000	$129,000	$129,000	5.00%	$6,450
Activity (withdrawal)	65	$130,000	$ 0	$60,000	$ 70,000	$ 73,088	$ 73,088	5.00%	$3,654
Continuation Date/Beginning of Year 4	66	$ 71,000	$ 0	—	$ 71,000	$ 73,088	$ 73,088	5.00%	$1,827
On the Continuation Date (coinciding with the beginning of year 4):
Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($71,000, $73,088) = $73,088; No benefit base reset occurred.
Enhancement base = no impact = $73,088.
Note: there is no enhancement due to the withdrawal that was taken during the year.
Annual income percentage = determined based on the current age as of the most recent benefit base reset and will no longer change except in the case of another base benefit reset = $5.00%.
Continuation Factor = 50%.
GAI = new benefit base X annual income percentage X Continuation Factor = $73,088 X 5.00% X 50% = $1,827.
Example #7 — Withdrawal prior to the benefit date.
Prior to the benefit date, a withdrawal of any amount will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage (and beginning on the Continuation Date, multiplied by the Continuation Factor for the Joint 50 rider).

Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	45	$ 0	$100,000	—	$ 100,000	$ 100,000	$ 100,000	4.00%	$4,000
Activity (purchase payment)	45	$ 105,000	$ 20,000	—	$125,000	$120,000	$120,000	4.00%	$4,800
Beginning of Year 2	46	$126,000	$ 0	—	$126,000	$128,400	$120,000	4.00%	$5,136
Activity (withdrawal)	46	$130,000	$ 0	$5,136	$124,864	$123,327	$ 115,259	4.00%	$4,933
After the withdrawal:
Benefit base = benefit base prior to the withdrawal – [benefit base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $128,400 – [$128,400 X $5,136 / $130,000] = $123,327.
Enhancement base = enhancement base prior to the withdrawal – [enhancement base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $120,000 – [$120,000 X $5,136 / $130,000] = $115,259.
GAI = new benefit base X annual income percentage = $123,327 X 4.00% = $4,933.
Example #8 — 200% Benefit Base Guarantee.
On the later of the 12th Contract Anniversary following the rider effective date, or the Contract Anniversary on or following the 67th birthday of the Designated Life (youngest Designated Life if Joint), if no withdrawals have been taken from the contract, the 200% benefit base guarantee is equal to the sum of all Purchase Payments made before the first Contract Anniversary multiplied by 200%, and all subsequent Purchase Payments made on or after the first Contract Anniversary.
If the 200% benefit base guarantee is greater than the current benefit base, following any applicable benefit base reset or benefit base enhancement, the benefit base will be set equal to the 200% benefit base guarantee. The benefit base after adjustment remains subject to the benefit base maximum of $4,000,000. If you take a withdrawal on or before the date your benefit base is eligible for the 200% benefit base guarantee, the 200% benefit base guarantee terminates without value.

Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	54	$ 0	$100,000	—	$ 100,000	$ 100,000	$ 100,000	4.00%	$4,000
Activity (purchase payment)	55	$ 105,000	$ 20,000	—	$125,000	$120,000	$120,000	4.00%	$4,800
Beginning of Year 2	55	$ 112,000	$ 0	—	$ 112,000	$128,400	$120,000	4.00%	$5,136
Beginning of Year 3	56	$ 112,000	$ 0	—	$ 112,000	$136,800	$120,000	4.00%	$5,472
Beginning of Year 4	57	$ 117,000	$ 0	—	$ 117,000	$145,200	$120,000	4.00%	$5,808
Beginning of Year 5	58	$122,000	$ 0	—	$122,000	$153,600	$120,000	4.00%	$6,144
Beginning of Year 6	59	$128,000	$ 0	—	$128,000	$162,000	$120,000	4.00%	$6,480
Beginning of Year 7	60	$132,000	$ 0	—	$132,000	$ 170,400	$120,000	4.00%	$6,816
Beginning of Year 8	61	$134,000	$ 0	—	$134,000	$178,800	$120,000	4.00%	$7,152
Beginning of Year 9	62	$138,000	$ 0	—	$138,000	$187,200	$120,000	4.00%	$7,488
Beginning of Year 10	63	$ 141,000	$ 0	—	$ 141,000	$195,600	$120,000	4.00%	$7,824
Beginning of Year 11	64	$145,000	$ 0	—	$145,000	$204,000	$120,000	4.00%	$8,160
Beginning of Year 12	65	$148,000	$ 0	—	$148,000	$ 212,400	$120,000	5.00%	$10,620
Beginning of Year 13	66	$152,000	$ 0	—	$152,000	$220,800	—	5.00%	$11,040
Beginning of Year 14	67	$168,000	$ 0	—	$168,000	$240,000	—	5.00%	$12,000
After the 12th Contract Anniversary:
After the enhancement is credited, the Enhancement Base is no longer applicable as the Enhancement Period has ended.
After the 13th Contract Anniversary:
200% Benefit Base Guarantee = [200% * (total Purchase Payments in 1st Contract Year)] + (total Purchase Payments made after the 1st Contract Anniversary) = [200% * ($100,000 + $20,000)] + ($0) = $240,000
Benefit Base = the greater of the benefit base after any applicable benefit base enhancement or benefit base reset and the 200% Benefit Base Guarantee = maximum of ($220,800, $240,000) = $240,000.
GAI = new benefit base X annual income percentage = $240,000 X 5.00% = $12,000.

Appendix H — Historic Benefit Base Enhancement Rates and Annual Income Percentages
Below are the historic benefit base enhancement rates and annual income percentages applicable to the optional living benefit riders described in this Prospectus. If a rider is not listed, it means that the enhancement rates and the annual income percentages have not changed for the particular rider. A complete description of the riders can be found in the section of this Prospectus entitled “Other Contract Options (Living Benefits)”.
Contracts Applied For Between September 21, 2020 and April 30, 2021
The tables below list the enhancement rates and annual income percentages applicable for contracts with optional living benefit riders applied for between September 21, 2020 and April 30, 2021.
MyPath Edge (Single and Joint) Options
The Level annual income percentages were as follows:
Age	MyPath Edge — Single Annual Income Percentage	MyPath Edge — Joint Annual Income Percentage
through age 55	3.25%	2.80%
56	3.35%	2.90%
57	3.45%	3.00%
58	3.55%	3.10%
59	3.70%	3.25%
60	3.85%	3.40%
61	4.00%	3.55%
62	4.10%	3.65%
63	4.20%	3.75%
64	4.30%	3.85%
65	5.00%	4.55%
66	5.05%	4.60%
67	5.10%	4.65%
68	5.15%	4.70%
69	5.20%	4.75%
70	5.25%	4.80%
71	5.30%	4.85%
72	5.30%	4.85%
73	5.35%	4.90%
74	5.40%	4.95%
75	5.50%	5.05%
76	5.60%	5.15%
77	5.70%	5.25%
78	5.80%	5.35%
79	5.90%	5.45%
80	6.00%	5.55%
81	6.05%	5.60%
82	6.10%	5.65%
83	6.15%	5.70%
84	6.20%	5.75%
85 and older	6.25%	5.80%

The Plus annual income percentages were as follows:
Age	MyPath Edge — Single Annual Income Percentage	MyPath Edge — Joint Annual Income Percentage
through age 55	3.95%	3.30%
56	4.05%	3.40%
57	4.15%	3.50%
58	4.25%	3.60%
59	4.40%	3.75%
60	4.55%	3.90%
61	4.70%	4.05%
62	4.80%	4.15%
63	4.90%	4.25%
64	5.00%	4.35%
65	5.70%	5.05%
66	5.75%	5.10%
67	5.80%	5.15%
68	5.85%	5.20%
69	5.90%	5.25%
70	5.95%	5.30%
71	6.00%	5.35%
72	6.00%	5.35%
73	6.05%	5.40%
74	6.10%	5.45%
75	6.20%	5.55%
76	6.30%	5.65%
77	6.40%	5.75%
78	6.50%	5.85%
79	6.60%	5.95%
80	6.70%	6.05%
81	6.75%	6.10%
82	6.80%	6.15%
83	6.85%	6.20%
84	6.90%	6.25%
85 and older	6.95%	6.30%

MyPath Horizon (Single, Joint, and Joint 50) Option
Benefit Base Enhancement Rate: 6.0%
Age	Single Annual Income Percentage	Joint Annual Income Percentage	Joint 50 Annual Income Percentage*
Through age 64	3.50%	3.00%	4.00%
65-74	4.70%	4.20%	5.20%
75-79	5.00%	4.50%	5.50%
80+	5.25%	4.75%	5.75%

MyPath Journey (Single, Joint, and Joint 50) Option
Benefit Base Enhancement Rate: 6.0%
Age	Single Annual Income Percentage	Joint Annual Income Percentage	Joint 50 Annual Income Percentage*
Through age 64	3.00%	2.50%	3.25%
65-74	4.00%	3.50%	4.25%
75-79	4.25%	3.75%	4.50%
80+	4.50%	4.00%	4.75%

Contracts Applied For Between April 20, 2020 and September 20, 2020
The tables below list the enhancement rates and annual income percentages applicable for contracts with optional living benefit riders applied for between April 20, 2020 and September 20, 2020.
MyPath Horizon (Single, Joint, and Joint 50) Option
Benefit Base Enhancement Rate: 6.0%
Age	Single Annual Income Percentage	Joint Annual Income Percentage	Joint 50 Annual Income Percentage*
Through age 64	3.20%	2.70%	3.70%
65-74	4.50%	4.00%	5.00%
75-79	4.80%	4.30%	5.30%
80+	5.20%	4.70%	5.70%

Contracts Applied For Between March 16, 2020 and April 19, 2020
The tables below list the enhancement rates and annual income percentages applicable for contracts with optional living benefit riders applied for between March 16, 2020 and April 19, 2020.
MyPath Core Flex (Single and Joint) Option
Benefit Base Enhancement Rate: 6.0%
Age	Single Annual Income Percentage	Joint Annual Income Percentage
Through age 64	3.75%	3.25%
65-74	5.00%	4.50%
75-79	5.25%	4.75%
80+	5.75%	5.25%

Contracts Applied For Between October 7, 2019 and April 19, 2020
The tables below list the enhancement rates and annual income percentages applicable for contracts with optional living benefit riders applied for between October 7, 2019 and April 19, 2020.
MyPath Ascend 2.0 (Single, Joint, and Joint 50) Option
Benefit Base Enhancement Rate: 7.0%
Age	Single Annual Income Percentage	Joint Annual Income Percentage	Joint 50 Annual Income Percentage*
Through age 64	3.65%	3.25%	4.00%
65-74	5.00%	4.50%	5.65%
75-79	5.25%	4.75%	6.00%
80+	5.65%	5.25%	6.50%

Contracts Applied For Between July 9, 2018 and March 15, 2020
The tables below list the enhancement rates and annual income percentages applicable for contracts with optional living benefit riders applied for between July 9, 2018 and March 15, 2020.
MyPath Core Flex (Single and Joint) Option
Benefit Base Enhancement Rate: 6.0%
Age	Single Annual Income Percentage	Joint Annual Income Percentage
Through age 64	4.35%	4.10%
65-74	5.35%	5.10%
75-79	5.60%	5.35%
80+	6.35%	6.10%

Contracts Applied For Between January 21, 2019 and October 6, 2019
The tables below list the enhancement rates and annual income percentages applicable for contracts with optional living benefit riders applied for between January 21, 2019 and October 6, 2019.
MyPath Ascend 2.0 (Single and Joint) Option
Benefit Base Enhancement Rate: 7.0%
Age	Single Annual Income Percentage	Joint Annual Income Percentage
Through age 64	4.50%	4.00%
65-74	5.75%	5.25%
75-79	6.10%	5.50%
80+	6.50%	6.00%

Contracts Applied For Between July 9, 2018 and January 20, 2019
The tables below list the enhancement rates and annual income percentages applicable for contracts with optional living benefit riders applied for between July 9, 2018 and January 20, 2019.
MyPath Ascend 2.0 (Single and Joint) Option
Benefit Base Enhancement Rate: 7.0%
Age	Single Annual Income Percentage	Joint Annual Income Percentage
Through age 64	4.50%	4.00%
65-74	5.60%	5.25%
75-79	6.00%	5.50%
80+	6.50%	6.00%

Contracts Applied For Before July 9, 2018
The tables below list the enhancement rates and annual income percentages applicable for contracts with optional living benefit riders applied for before July 9, 2018.
MyPath Ascend 2.0 (Single and Joint) Option
Benefit Base Enhancement Rate: 7.0%
Age	Single Annual Income Percentage	Joint Annual Income Percentage
Through age 64	4.50%	4.00%
65-74	5.50%	5.00%
75-79	5.85%	5.25%
80+	6.35%	6.00%
MyPath Core Flex (Single and Joint) Option
Benefit Base Enhancement Rate: 6.0%
Age	Single Annual Income Percentage	Joint Annual Income Percentage
Through age 64	4.10%	3.85%
65-74	5.10%	4.85%
75-79	5.35%	5.10%
80+	6.10%	5.85%

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Appendix I — Examples of the MyPath Horizon Single, Joint, and Joint 50 Options
Below are several examples that are designed to help show how the MyPath Horizon (Single, Joint, and Joint 50) riders function. The mechanics of the riders are similar and can be illustrated through the same set of examples. Complete descriptions of these optional riders can be found in the section of this Prospectus entitled “Optional Living Benefit Riders.” Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your contract will actually perform.
The examples may not reflect the current annual income percentage or the current benefit base enhancement rate. Please see the prospectus or current Rate Sheet Prospectus Supplement for current annual income percentage and benefit base enhancement rates. Historic benefit base enhancement rates and annual income percentages are available in Appendix H to this prospectus.
Examples 1-6 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. Example 6 applies only to the Joint 50 rider and demonstrates how the GAI calculation changes on the Continuation Date. The initial values are based on an initial Purchase Payment of $100,000. Ages shown below are of the youngest Designated Life for joint riders and are used with lower Annual Income Percentages.
Example #1 — Initial values.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	$100,000	4.00%	$4,000
Initial benefit base = initial Purchase Payment = $100,000.
Enhancement base = initial Purchase Payment = $100,000.
Annual income percentage = based on current age = 4.00%.
Initial GAI = initial benefit base X annual income percentage = $100,000 X 4.00% = $4,000.
Example #2 — Subsequent Purchase Payment before first withdrawal.
Until the later of the first Contract Anniversary or the first withdrawal, if additional Purchase Payments are accepted, the benefit base and enhancement base will increase by the amount of the Purchase Payment. For eligible Purchase Payments, the GAI will be recalculated to be the new benefit base multiplied by the annual income percentage (and beginning on the Continuation Date, multiplied by the Continuation Factor for the Joint 50 rider).
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$ 0	$100,000	—	$ 100,000	$ 100,000	$ 100,000	4.00%	$4,000
Activity (purchase payment)	63	$105,000	$ 20,000	—	$125,000	$120,000	$120,000	4.00%	$4,800

After the additional Purchase Payment:
Benefit base = benefit base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.
Enhancement base = enhancement base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.
GAI = new benefit base X annual income percentage = $120,000 X 4.00% = $4,800.
Example #3 — Benefit base enhancement.
On each Contract Anniversary during the enhancement period, in each Contract Year where there is no withdrawal activity, the benefit base will be increased by the enhancement rate multiplied by the enhancement base. Following any applicable benefit base enhancement, the benefit base will be automatically reset to the current Contract Value, if higher (this is a benefit base reset). The GAI will be recalculated to be the new benefit base multiplied by the annual income percentage (and beginning on the Continuation Date, multiplied by the Continuation Factor for the Joint 50 rider).
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$ 0	$100,000	—	$ 100,000	$ 100,000	$ 100,000	4.00%	$4,000
Activity (purchase payment)	63	$ 105,000	$ 20,000	—	$125,000	$120,000	$120,000	4.00%	$4,800
Beginning of Year 2	64	$126,000	$ 0	—	$126,000	$127,200	$120,000	4.00%	$5,088
After the enhancement:
Enhancement = the enhancement base X enhancement rate = $120,000 X 6.0% = $7,200.
Benefit base = the benefit base prior to the enhancement plus the enhancement amount = $120,000 + $7,200 = $127,200.
On a benefit base reset:
Benefit base = greater of Contract Value or benefit base after benefit base enhancement = maximum of ($126,000, $127,200) = $127,200; No benefit base reset occurred because the Contract Value is less than the enhanced benefit base.
Annual income percentage = based on the current age as there have been no withdrawals = 4.00%.
GAI = new benefit base X annual income percentage = $127,200 X 4.00% = $5,088.
Example #4 — After the benefit date, cumulative withdrawals during the second Contract Year less than or equal to the GAI.
On or after the benefit date, the Owner may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI.

Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$ 0	$100,000	—	$ 100,000	$ 100,000	$ 100,000	4.00%	$4,000
Activity (purchase payment)	63	$ 105,000	$ 20,000	—	$125,000	$120,000	$120,000	4.00%	$4,800
Beginning of Year 2	64	$126,000	$ 0	—	$126,000	$127,200	$120,000	4.00%	$5,088
Activity (withdrawal)	64	$130,000	$ 0	$5,088	$ 124,912	$127,200	$120,000	4.00%	$5,088
After the withdrawal:
Benefit base = no impact = $127,200.
Enhancement base = no impact = $120,000.
Annual income percentage = determined based on the current age as of the withdrawal date and will no longer change = 4.00%.
Example #5 — After the benefit date, benefit base reset followed by cumulative withdrawals during the third Contract Year exceeding the GAI.
On or after the benefit date, the Owner may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI. Amounts withdrawn in excess of the GAI will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The adjustment will be based on the Contract Value prior to the excess portion of the withdrawal.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$ 0	$100,000	—	$ 100,000	$ 100,000	$ 100,000	4.00%	$4,000
Activity (purchase payment)	63	$ 105,000	$ 20,000	—	$125,000	$120,000	$120,000	4.00%	$4,800
Beginning of Year 2	64	$126,000	$ 0	—	$126,000	$127,200	$120,000	4.00%	$5,088
Activity (withdrawal)	64	$130,000	$ 0	$ 5,088	$ 124,912	$127,200	$120,000	4.00%	$5,088
Beginning of Year 3	65	$129,000	$ 0	—	$129,000	$129,000	$120,000	4.00%	$5,160
Activity (withdrawal)	65	$130,000	$ 0	$60,000	$ 70,000	$ 72,333	$ 67,286	4.00%	$2,893
At the beginning of year 3:
Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($129,000, $127,200) = $129,000.
Enhancement base = no impact = $120,000.
Note: there is no enhancement due to the withdrawal that was taken during the year.
Annual income percentage = determined based on the age as of the first withdrawal = 4.00%
GAI = new benefit base X annual income percentage = $129,000 X 4.00% = $5,160.

After the excess withdrawal:
Benefit base = benefit base prior to the excess withdrawal – [benefit base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 – [$129,000 X ($60,000 – $5,160) / ($130,000 – $5,160)] = $72,333.
Enhancement base = enhancement base prior to the excess withdrawal – [enhancement base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $120,000 – [$120,000 X ($60,000 – $5,160) / ($130,000 – $5,160)] = $67,286.
GAI = new benefit base X annual income percentage = $72,333 X 4.00% = $2,893.
Example #6 — Death of Joint Designated Life causes the Continuation Factor to be applied on the Continuation Date. (Joint 50 only)
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$ 0	$100,000	—	$ 100,000	$ 100,000	$ 100,000	4.00%	$4,000
Activity (purchase payment)	63	$ 105,000	$ 20,000	—	$125,000	$120,000	$120,000	4.00%	$4,800
Beginning of Year 2	64	$126,000	$ 0	—	$126,000	$127,200	$120,000	4.00%	$5,088
Activity (withdrawal)	64	$130,000	$ 0	$ 5,088	$ 124,912	$127,200	$120,000	4.00%	$5,088
Beginning of Year 3	65	$129,000	$ 0	—	$129,000	$129,000	$120,000	4.00%	$5,160
Activity (withdrawal)	65	$130,000	$ 0	$60,000	$ 70,000	$ 72,333	$ 67,286	4.00%	$2,893
Continuation Date/Beginning of Year 4	66	$ 71,000	$ 0	—	$ 71,000	$ 72,333	$ 67,286	4.00%	$1,447
On the Continuation Date (coinciding with the beginning of year 4):
Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($71,000, $72,333) = $72,333; No benefit base reset occurred.
Enhancement base = no impact = $67,286.
Note: there is no enhancement due to the withdrawal that was taken during the year.
Annual income percentage = determined based on the age as of the first withdrawal= 4.00%.
Continuation Factor = 50%.
GAI = new benefit base X annual income percentage X Continuation Factor = $72,333 X 4.00% X 50% = $1,447.
Example #7 — Withdrawal prior to the benefit date.
Prior to the benefit date, a withdrawal of any amount will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage (and beginning on the Continuation Date, multiplied by the Continuation Factor for the Joint 50 rider).

Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	45	$ 0	$100,000	—	$ 100,000	$ 100,000	$ 100,000	4.00%	$4,000
Activity (purchase payment)	45	$ 105,000	$ 20,000	—	$125,000	$120,000	$120,000	4.00%	$4,800
Beginning of Year 2	46	$126,000	$ 0	—	$126,000	$127,200	$120,000	4.00%	$5,088
Activity (withdrawal)	46	$130,000	$ 0	$5,088	$ 124,912	$122,222	$ 115,303	4.00%	$4,889
After the withdrawal:
Benefit base = benefit base prior to the withdrawal – [benefit base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $127,200 – [$127,200 X $5,088 / $130,000] = $122,222.
Enhancement base = enhancement base prior to the withdrawal – [enhancement base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $120,000 – [$120,000 X $5,088 / $130,000] = $115,303.
GAI = new benefit base X annual income percentage = $122,222 X 4.00% = $4,889.

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Appendix J — Examples of the MyPath Edge Single Level, Single Plus, Joint Level, and Joint Plus Options
Below are several examples that are designed to help show how the MyPath Edge (Single Level, Single Plus, Joint Level, and Joint Plus) riders function. The mechanics of the riders are similar and can be illustrated through the same set of examples. Complete descriptions of these optional riders can be found in the section of this Prospectus entitled “Optional Living Benefit Riders.” Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your contract will actually perform.
The examples may not reflect the current annual income percentage or current lifetime income percentage. Please see the prospectus or current Rate Sheet Prospectus Supplement for current annual income percentage and current lifetime income percentage rates. Historic annual income percentages and lifetime income percentages are available in Appendix H to this prospectus.
Examples 1-5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. Example 6 applies only to the Single Level and Joint Level riders and demonstrates how the GAI remains level upon entering the Automatic Payment Phase. Example 7 applies only to the Single Plus and Joint Plus riders and demonstrates how the GAI reduces upon entering the Automatic Payment Phase. The initial values are based on an initial Purchase Payment of $100,000. Ages shown below are of the youngest Designated Life for joint riders and are used with lower annual income percentages.
Example #1 — Initial values.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	5.00%	$5,000
Initial benefit base = initial Purchase Payment = $100,000.
Enhancement base = initial Purchase Payment = $100,000.
Annual income percentage = based on current age = 5.00%.
Initial GAI = initial benefit base X annual income percentage = $100,000 X 5.00% = $5,000.
Example #2 — Subsequent Purchase Payment before first withdrawal.
Until the later of the first Contract Anniversary or the first withdrawal, if additional Purchase Payments are accepted, the benefit base will increase by the amount of the Purchase Payment. For eligible Purchase Payments, the GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.
0-1

Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$ 0	$100,000	—	$ 100,000	$ 100,000	5.00%	$5,000
Activity (purchase payment)	63	$105,000	$ 20,000	—	$125,000	$120,000	5.00%	$6,000
After the additional Purchase Payment:
Benefit base = benefit base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.
GAI = new benefit base X annual income percentage = $120,000 X 5.00% = $6,000.
Example #3 — Benefit base reset.
On each Contract Anniversary, the benefit base will be automatically reset to the current Contract Value, if higher (this is a benefit base reset). The GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$ 0	$100,000	—	$ 100,000	$ 100,000	5.00%	$5,000
Activity (purchase payment)	63	$ 105,000	$ 20,000	—	$125,000	$120,000	5.00%	$6,000
Beginning of Year 2	64	$128,500	$ 0	—	$128,500	$128,500	5.10%	$6,554
On a benefit base reset:
Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($128,500, $120,000) = $128,500.
Annual income percentage = based on the current age as there have been no withdrawals = 5.10%.
GAI = new benefit base X annual income percentage = $128,500 X 5.10% = $6,554.
Example #4 — After the benefit date, cumulative withdrawals during the second Contract Year less than or equal to the GAI.
On or after the benefit date, the Owner may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base or the GAI.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$ 0	$100,000	—	$ 100,000	$ 100,000	5.00%	$5,000
Activity (purchase payment)	63	$ 105,000	$ 20,000	—	$125,000	$120,000	5.00%	$6,000
Beginning of Year 2	64	$128,500	$ 0	—	$128,500	$128,500	5.10%	$6,554
Activity (withdrawal)	64	$130,000	$ 0	$6,554	$123,446	$128,500	5.10%	$6,554
0-2

After the withdrawal:
Benefit base = no impact = $128,500.
Annual income percentage = determined based on the current age as of the withdrawal date and will no longer change = 5.10%.
Example #5 — After the benefit date, benefit base reset followed by cumulative withdrawals during the third Contract Year exceeding the GAI.
On or after the benefit date, the Owner may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base. Amounts withdrawn in excess of the GAI will result in an adjustment on a Pro-rata Basis to the benefit base. The adjustment will be based on the Contract Value prior to the excess portion of the withdrawal.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$ 0	$100,000	—	$ 100,000	$ 100,000	5.00%	$5,000
Activity (purchase payment)	63	$ 105,000	$ 20,000	—	$125,000	$120,000	5.00%	$6,000
Beginning of Year 2	64	$128,500	$ 0	—	$128,500	$128,500	5.10%	$6,554
Activity (withdrawal)	64	$130,000	$ 0	$ 6,554	$123,446	$128,500	5.10%	$6,554
Beginning of Year 3	65	$129,000	$ 0	—	$129,000	$129,000	5.10%	$6,579
Activity (withdrawal)	65	$130,000	$ 0	$60,000	$ 70,000	$ 73,164	5.10%	$ 3,731
At the beginning of year 3:
Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($129,000, $128,500) = $129,000.
Annual income percentage = determined based on the age as of the first withdrawal = 5.10%
GAI = new benefit base X annual income percentage = $129,000 X 5.10% = $6,579.
After the excess withdrawal:
Benefit base = benefit base prior to the excess withdrawal – [benefit base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 – [$129,000 X ($60,000 – $6,579) / ($130,000 – $6,579)] = $73,164.
GAI = new benefit base X annual income percentage = $73,164 X 5.10% = $3,731.
Example #6 — Rider Enters Automatic Payment Phase when Contract Value Falls to Zero (Level Options).
If the Contract Value of either a Single Level or Joint Level contract is reduced to zero, other than by an excess withdrawal, the contract will enter an automatic payment phase. An annual amount in the form of an Annuity Payment will be paid until the death of the Designated Life or both Designated Lives if a joint rider is elected.
0-3

Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	65	$ 0	$100,000	—	$100,000	$100,000	5.20%	$5,200
Beginning of Year 2	66	$94,000	$ 0	—	$ 94,000	$100,000	5.30%	$5,300
Beginning of Year 3	67	$88,360	$ 0	$5,400	$ 82,960	$100,000	5.40%	$5,400
Beginning of Year 4	68	$75,205	$ 0	$5,400	$ 69,805	$100,000	5.40%	$5,400
Beginning of Year 5	69	$ 65,101	$ 0	$5,400	$ 59,701	$100,000	5.40%	$5,400
Beginning of Year 6	70	$52,352	$ 0	$5,400	$ 46,952	$100,000	5.40%	$5,400
Beginning of Year 7	71	$ 45,801	$ 0	$5,400	$ 40,401	$100,000	5.40%	$5,400
Beginning of Year 8	72	$36,952	$ 0	$5,400	$ 31,552	$100,000	5.40%	$5,400
Beginning of Year 9	73	$24,020	$ 0	$5,400	$ 18,620	$100,000	5.40%	$5,400
Beginning of Year 10	74	$17,600	$ 0	$5,400	$ 12,200	$100,000	5.40%	$5,400
Beginning of Year 11	75	$ 8,540	$ 0	$5,400	$ 3,140	$100,000	5.40%	$5,400
Beginning of Year 12	76	$ 1,256	$ 0	$5,400	$ 0	$100,000	5.40%	$5,400
Automatic Payment Phase	77	—	—	$5,400	—	—	—	$5,400
Automatic Payment Phase: An amount equal to the GAI will be paid at least annually until the death of the Designated Life or both Designated Lives if jointly owned.
Example #7 — Rider Enters Automatic Payment Phase when Contract Value Falls to Zero. (Plus Options)
If the Contract Value of either a Single Plus or Joint Plus contract is reduced to zero, other than by an excess withdrawal, the contract will enter an automatic payment phase. An annual amount in the form of an Annuity Payment will be paid until the death of the Designated Life or both Designated Lives if a joint rider is elected.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Lifetime Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	65	$ 0	$100,000	—	$100,000	$100,000	6.20%	2.30%	$6,200
Beginning of Year 2	66	$94,000	$ 20,000	—	$ 94,000	$100,000	6.30%	2.40%	$6,300
Beginning of Year 3	67	$88,360	$ 0	$6,400	$ 81,960	$100,000	6.40%	2.50%	$6,400
Beginning of Year 4	68	$74,205	$ 0	$6,400	$ 67,805	$100,000	6.40%	2.50%	$6,400
Beginning of Year 5	69	$ 63,101	$ 0	$6,400	$ 56,701	$100,000	6.40%	2.50%	$6,400
Beginning of Year 6	70	$49,352	$ 0	$6,400	$ 42,952	$100,000	6.40%	2.50%	$6,400
Beginning of Year 7	71	$ 41,801	$ 0	$6,400	$ 35,401	$100,000	6.40%	2.50%	$6,400
Beginning of Year 8	72	$ 31,952	$ 0	$6,400	$ 25,552	$100,000	6.40%	2.50%	$6,400
Beginning of Year 9	73	$18,020	$ 0	$6,400	$ 11,620	$100,000	6.40%	2.50%	$6,400
Beginning of Year 10	74	$ 10,600	$ 0	$6,400	$ 4,200	$100,000	6.40%	2.50%	$6,400
Beginning of Year 11	75	$ 540	$ 0	$6,400	$ 0	$100,000	6.40%	2.50%	$6,400
Automatic Payment Phase	76	—	—	$2,500	—	—	—	—	$2,500
Automatic Payment Phase: An amount equal to the GAI will be paid at least annually until the death of the Designated Life or both Designated Lives if joint.
0-4

Example #8 — Withdrawal prior to the benefit date.
Prior to the benefit date, a withdrawal of any amount will result in an adjustment on a Pro-rata Basis to the benefit base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	45	$ 0	$100,000	—	$ 100,000	$ 100,000	3.00%	$3,000
Activity (purchase payment)	45	$ 105,000	$ 20,000	—	$125,000	$120,000	3.00%	$3,600
Beginning of Year 2	46	$128,500	$ 0	—	$126,000	$128,500	3.00%	$3,855
Activity (withdrawal)	46	$130,000	$ 0	$3,855	$126,145	$124,689	3.00%	$ 3,741
After the withdrawal:
Benefit base = benefit base prior to the excess withdrawal – [benefit base prior to excess withdrawal X excess withdrawal / Contract Value prior to the withdrawal] = $128,500 – [128,500 X $3,855 / $130,000] = $124,689.
GAI = new benefit base X annual income percentage = $124,689 X 3.00% = $3,741.
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Appendix K — Examples of the MyPath Journey Single, Joint, and Joint 50 Options
Below are several examples that are designed to help show how the MyPath Journey (Single, Joint, and Joint 50) riders function. The mechanics of the riders are similar and can be illustrated through the same set of examples. Complete descriptions of these optional riders can be found in the section of this Prospectus entitled “Optional Living Benefit Riders.” Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your contract will actually perform.
The examples may not reflect the current annual income percentage or the current benefit base enhancement rates. Please see the prospectus or current Rate Sheet Prospectus Supplement for current annual income percentage and benefit base enhancement rates. Historic benefit base enhancement rates and annual income percentages are available in Appendix H to this prospectus.
Examples 1-6 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. Example 6 applies only to the Joint 50 rider and demonstrates how the GAI calculation changes on the Continuation Date. The initial values are based on an initial Purchase Payment of $100,000. Ages shown below are of the youngest Designated Life for joint riders and are used with lower annual income percentages.
Example #1 — Initial values.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	$100,000	4.00%	$4,000
Initial benefit base = initial Purchase Payment = $100,000.
Enhancement base = initial Purchase Payment = $100,000.
Annual income percentage = based on current age = 4.00%.
Initial GAI = initial benefit base X annual income percentage = $100,000 X 4.00% = $4,000.
Example #2 — Subsequent Purchase Payment before first withdrawal.
Until the later of the first Contract Anniversary or the first withdrawal, if additional Purchase Payments are accepted, the benefit base and enhancement base will increase by the amount of the Purchase Payment. For eligible Purchase Payments, the GAI will be recalculated to be the new benefit base multiplied by the annual income percentage (and beginning on the Continuation Date, multiplied by the Continuation Factor for the Joint 50 rider).
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$ 0	$100,000	—	$ 100,000	$ 100,000	$ 100,000	4.00%	$4,000
Activity (purchase payment)	63	$105,000	$ 20,000	—	$125,000	$120,000	$120,000	4.00%	$4,800
0-1

After the additional Purchase Payment:
Benefit base = benefit base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.
Enhancement base = enhancement base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.
GAI = new benefit base X annual income percentage = $120,000 X 4.00% = $4,800.
Example #3 — Benefit base enhancement.
On each Contract Anniversary during the enhancement period, in each Contract Year where there is no withdrawal activity, the benefit base will be increased by the enhancement rate multiplied by the enhancement base. Following any applicable benefit base enhancement, the benefit base will be automatically reset to the current Contract Value, if higher (this is a benefit base reset). The GAI will be recalculated to be the new benefit base multiplied by the annual income percentage (and beginning on the Continuation Date, multiplied by the Continuation Factor for the Joint 50 rider).
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$ 0	$100,000	—	$ 100,000	$ 100,000	$ 100,000	4.00%	$4,000
Activity (purchase payment)	63	$ 105,000	$ 20,000	—	$125,000	$120,000	$120,000	4.00%	$4,800
Beginning of Year 2	64	$128,500	$ 0	—	$128,500	$128,500	$120,000	4.00%	$5,140
After the enhancement:
Enhancement = the enhancement base X enhancement rate = $120,000 X 5.0% = $6,000.
Benefit base = the benefit base prior to the enhancement plus the enhancement amount = $120,000 + $6,000 = $126,000.
On a benefit base reset:
Benefit base = greater of Contract Value or benefit base after benefit base enhancement = maximum of ($128,500, $126,000) = $128,500
Annual income percentage = based on the current age as there have been no withdrawals = 4.00%.
GAI = new benefit base X annual income percentage = $128,500 X 4.00% = $5,140.
Example #4 — After the benefit date, cumulative withdrawals during the second Contract Year less than or equal to the GAI.
On or after the benefit date, the Owner may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI.
0-2

Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$ 0	$100,000	—	$ 100,000	$ 100,000	$ 100,000	4.00%	$4,000
Activity (purchase payment)	63	$ 105,000	$ 20,000	—	$125,000	$120,000	$120,000	4.00%	$4,800
Beginning of Year 2	64	$128,500	$ 0	—	$128,500	$128,500	$120,000	4.00%	$5,140
Activity (withdrawal)	64	$130,000	$ 0	$5,140	$124,860	$128,500	$120,000	4.00%	$5,140
After the withdrawal:
Benefit base = no impact = $128,500.
Enhancement base = no impact = $120,000.
Annual income percentage = determined based on the current age as of the withdrawal date and will no longer change = 4.00%.
Example #5 — After the benefit date, benefit base reset followed by cumulative withdrawals during the third Contract Year exceeding the GAI.
On or after the benefit date, the Owner may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI. Amounts withdrawn in excess of the GAI will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The adjustment will be based on the Contract Value prior to the excess portion of the withdrawal.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$ 0	$100,000	—	$ 100,000	$ 100,000	$ 100,000	4.00%	$4,000
Activity (purchase payment)	63	$ 105,000	$ 20,000	—	$125,000	$120,000	$120,000	4.00%	$4,800
Beginning of Year 2	64	$128,500	$ 0	—	$128,500	$128,500	$120,000	4.00%	$5,140
Activity (withdrawal)	64	$130,000	$ 0	$ 5,140	$124,860	$128,500	$120,000	4.00%	$5,140
Beginning of Year 3	65	$129,000	$ 0	—	$129,000	$129,000	$120,000	4.00%	$5,160
Activity (withdrawal)	65	$130,000	$ 0	$60,000	$ 70,000	$ 72,333	$ 67,286	4.00%	$2,893
At the beginning of year 3:
Benefit base = Due to the Benefit Base Reset is reset to Contract Value = $129,000.
Enhancement base = no impact = $120,000.
Note: there is no enhancement due to the withdrawal that was taken during the year.
Annual income percentage = determined based on the age as of the first withdrawal = 4.00%
GAI = new benefit base X annual income percentage = $129,000 X 4.00% = $5,160.
After the excess withdrawal:
Benefit base = benefit base prior to the excess withdrawal – [benefit base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 – [$129,000 X ($60,000 – $5,160) / ($130,000 – $5,160)] = $72,333.
0-3

Enhancement base = enhancement base prior to the excess withdrawal – [enhancement base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $120,000 – [$120,000 X ($60,000 – $5,160) / ($130,000 – $5,160)] = $67,286.
GAI = new benefit base X annual income percentage = $72,333 X 4.00% = $2,893.
Example #6 — Death of Joint Designated Life causes the Continuation Factor to be applied on the Continuation Date. (Joint 50 only)
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$ 0	$100,000	—	$ 100,000	$ 100,000	$ 100,000	4.00%	$4,000
Activity (purchase payment)	63	$ 105,000	$ 20,000	—	$125,000	$120,000	$120,000	4.00%	$4,800
Beginning of Year 2	64	$128,500	$ 0	—	$128,500	$128,500	$120,000	4.00%	$5,140
Activity (withdrawal)	64	$130,000	$ 0	$ 5,140	$124,860	$128,500	$120,000	4.00%	$5,140
Beginning of Year 3	65	$129,000	$ 0	—	$129,000	$129,000	$120,000	4.00%	$5,160
Activity (withdrawal)	65	$130,000	$ 0	$60,000	$ 70,000	$ 72,333	$ 67,286	4.00%	$2,893
Continuation Date/ Beginning of Year 4	66	$ 71,000	$ 0	—	$ 71,000	$ 72,333	$ 67,286	4.00%	$1,447
On the Continuation Date (coinciding with the beginning of year 4):
Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($71,000, $72,333) = $72,333; No benefit base reset occurred.
Enhancement base = no impact = $67,286.
Note: there is no enhancement due to the withdrawal that was taken during the year.
Annual income percentage = determined based on the age as of the first withdrawal= 4.00%.
Continuation Factor = 50%.
GAI = new benefit base X annual income percentage X Continuation Factor = $72,333 X 4.00% X 50% = $1,447.
Example #7 — Withdrawal prior to the benefit date.
Prior to the benefit date, a withdrawal of any amount will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage (and beginning on the Continuation Date, multiplied by the Continuation Factor for the Joint 50 rider).
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	45	$ 0	$100,000	—	$ 100,000	$ 100,000	$ 100,000	4.00%	$4,000
Activity (purchase payment)	45	$ 105,000	$ 20,000	—	$125,000	$120,000	$120,000	4.00%	$4,800
Beginning of Year 2	46	$126,000	$ 0	—	$128,500	$128,500	$120,000	4.00%	$5,140
Activity (withdrawal)	46	$130,000	$ 0	$5,140	$124,860	$ 123,419	$ 115,255	4.00%	$4,937
0-4

After the withdrawal:
Benefit base = benefit base prior to the withdrawal – [benefit base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $128,500 – [$128,500 X $5,140 / $130,000] = $123,419.
Enhancement base = enhancement base prior to the withdrawal – [enhancement base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $120,000 – [$120,000 X $5,149 / $130,000] = $115,255.
GAI = new benefit base X annual income percentage = $123,419 X 4.00% = $4,937.
0-5

PART B
INFORMATION REQUIRED IN A
STATEMENT OF ADDITIONAL INFORMATION

VARIABLE ANNUITY ACCOUNT
(“VARIABLE ANNUITY ACCOUNT”), A SEPARATE ACCOUNT OF
MINNESOTA LIFE INSURANCE COMPANY
(“MINNESOTA LIFE”)
400 ROBERT STREET NORTH
ST. PAUL, MINNESOTA 55101-2098
TELEPHONE: 1-800-362-3141
STATEMENT OF ADDITIONAL INFORMATION
THE DATE OF THIS DOCUMENT AND THE PROSPECTUS IS: May 1, 2021
This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Variable Annuity Account’s current Prospectus, bearing the same date, which may be obtained by calling Securian at 844-878-2199; or writing to Securian at 400 Robert Street North, St. Paul, Minnesota 55101-2098.

General Information and History
Distribution of Contract
Performance
Financial Statements
Registration Statement
MOA Advantage	1

General Information and History
The Variable Annuity Account is a separate investment account of the Minnesota Life Insurance Company (“Minnesota Life”), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company (“Minnesota Mutual”), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named “Minnesota Mutual Companies, Inc.” Minnesota Mutual continued its corporate existence following conversion to a stock life insurance company named Minnesota Life. Minnesota Life is a subsidiary of Securian Financial Group, Inc. which in turn is a wholly-owned subsidiary of Securian Holding Company, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.
We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The Separate Account is registered as a “unit investment trust” with the SEC under the Investment Company Act of 1940.
Our Home Office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to conduct life insurance business in all state of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada and Puerto Rico.
Distribution of Contract
The contract will be sold in a continuous offering by our life insurance agents who are also registered representatives of our affiliated broker-dealer, Securian Financial Services, Inc. (“Securian Financial”) or other affiliated or unaffiliated broker-dealers who have entered into selling agreements with Securian Financial and Minnesota Life. Securian Financial acts as principal underwriter of the contracts and has the same principal business address as Minnesota Life.
Securian Financial and Securian Asset Management, Inc. are wholly-owned subsidiaries of Securian Financial Group, Inc. Securian Asset Management, Inc., is a registered investment adviser and the investment adviser to the Securian Funds Trust. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.
Amounts paid by Minnesota Life to the underwriter for 2020, 2019 and 2018 were $20,987,995, $32,790,422 and $33,839,755. respectively, for payment to associated dealers on the sale of the contracts, which includes other contracts issued through the Variable Annuity Account. Securian Financial also receives amounts from some of the Portfolios for services provided under a 12b-1 plan of distribution.
Performance
From time to time our advertising and other promotional material may quote the performance (yield and total return) of a sub-account. In addition, our reports or other communications to
MOA Advantage	2

current or prospective contract owners may also quote the yield on total return of the sub-account. Quoted results are based on past performance and reflect the performance of all assets held in that sub-account for the stated time period. QUOTED RESULTS ARE NEITHER AN ESTIMATE NOR A GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY ANY PARTICULAR CONTRACT OWNER.
Total Returns
A sub-account may advertise its “average annual total return” over various periods of time. “Total return” represents the percentage change in value of an investment in the sub-account from the beginning of a measuring period to the end of that measuring period. “Annualized” total return assumes that the total return achieved for the measuring period is achieved for each such period for a full year. “Average annual” total return is computed in accordance with a standard method prescribed by the SEC.
Average Annual Total Return
To calculate a sub-account's average annual total return for a specific measuring period, we take a hypothetical $1,000 investment in that sub-account, at its then applicable sub-account unit value (the “initial payment”) and we compute the ending redeemable value of that initial payment at the end of the measuring period based on the investment experience of that sub-account (“full withdrawal value”). The full withdrawal value reflects the effect of all recurring fees and charges applicable to a contract owner under the contract, including the mortality and expense risk fee, and the administrative fee, but does not reflect any charges for applicable premium taxes and/or any other taxes, any non-recurring fees or charges or any increase in the mortality and expense risk fee for an optional death benefit rider or any charge for other optional benefits. The annual maintenance fee is also taken into account if the contract has such fee. Because this fee may vary with the size of the account, we calculate the fee by taking the total amount of annual maintenance fee collected for the prior year and dividing it by the average contract value for the prior year and apply it in that fashion in accordance with SEC guidance. The redeemable value is then divided by the initial payment and this quotient is raised to the 365/N power (N represents the number of days in the measuring period), and 1 is subtracted from this result. Average annual total return is expressed as a percentage.
T	=	(ERV/P) (1/N) - 1

Where	T	=	average annual total return
	ERV	=	ending redeemable value
	P	=	hypothetical initial payment of $1,000
	N	=	number of years
Average annual total return figures will generally be given for recent one, five, and ten year periods (if applicable), and may be given for other periods as well (such as from commencement of the sub-account's operations, or on a year by year basis).
MOA Advantage	3

When considering “average” total return figures for periods longer than one year, it is important to note that the relevant sub-account's annual total return for any one year in the period might have been greater or less than the average for the entire period.
Non-Standardized Returns
We may also calculate non-standardized returns which may or may not reflect any annual maintenance fee, charges for premium taxes and/or any other taxes, or any charge for an optional rider or optional death benefit, and any non-recurring fees or charges. For periods prior to the date of this prospectus, calculations may be based on the assumption that the contracts described in this prospectus were issued when the underlying portfolios first became available to the variable annuity account. There may also be other “hypothetical” performance information which will include a more detailed description of the information and its calculation in the specific piece.
Standardized return calculations will always accompany any non-standardized returns shown.
Yields
Government Money Market Sub-Account
The “yield” (also called “current yield”) of the Government Money Market Sub-Account is computed in accordance with a standard method prescribed by the SEC. The net change in the sub-account's unit value during a seven day period is divided by the unit value at the beginning of the period to obtain a base rate of return. The current yield is generated when the base rate is “annualized” by multiplying it by the fraction 365/7; that is, the base rate of return is assumed to be generated each week over a 365 day period and is shown as a percentage of the investment. The “effective yield” of the Government Money Market Sub-Account is calculated similarly but, when annualized, the base rate of return is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.
The formula for effective yield is:
[(BASE PERIOD RETURN + 1)365/7] - 1
Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the underlying Government Money Market Portfolio are not included in the yield calculation. Current yield and effective yield do not reflect any deduction of charges for any applicable premium taxes and/or any other taxes, or any charge for an optional death benefit rider, or any charge for an optional rider, but do reflect a deduction for the annual maintenance fee, the mortality and expense fee and the administrative fee.
Other Sub-Accounts
“Yield” of the other sub-accounts is computed in accordance with a different standard method prescribed by the SEC. The net investment income (investment income less expenses) per
MOA Advantage	4

sub-account unit earned during a specified one month of 30 day period is divided by the sub-account unit value on the last day of the specified period. This result is then annualized (that is, the yield is assumed to be generated each month or each 30 day period for a year), according to the following formula, which assumes semi-annual compounding:
YIELD	=	2[( a-b/cd + 1)[6] - 1]

Where	a	=	net investment income earned during the period by the portfolio attributable to the sub-account.
	b	=	expenses accrued for the period (net of reimbursements)
	c	=	the average daily number of sub-account units outstanding during the period that were entitled to receive dividends.
	d	=	the unit value of the sub-account units on the last day of the period.
The yield of each sub-account reflects the deduction of all recurring fees and charges applicable to the sub-account, such as the mortality and expense fee, the administrative fee, the annual maintenance fee but does not reflect any charge for applicable premium taxes and/or any other taxes, any charge for an optional death benefit rider, any charge for any other optional rider, or any non-recurring fees or charges.
The sub-accounts' yields will vary from time to time depending upon market conditions, the composition of each portfolio and operating expenses of the fund allocated to each portfolio. Consequently, any given performance quotation should not be considered representative of the sub-account's performance in the future. Yield should also be considered relative to changes in sub-account unit values and to the relative risks associated with the investment policies and objectives of the various portfolios. In addition, because performance will fluctuate, it may not provide a basis for comparing the yield of a sub-account with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.
Financial Statements
The financial statements and supplementary schedules of Minnesota Life Insurance Company (the Company) as of December 31, 2020 and 2019, and for each of the years in the three-year period ended December 31, 2020, have been incorporated by reference herein in reliance upon the report of KPMG LLP, independent auditors, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP’s report on the financial statements and supplementary schedules of the Company states that the Company prepared its financial statements using statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce (statutory accounting practices), which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, KPMG LLP’s report states that the Company’s financial statements are not intended to be and, therefore, are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with the statutory accounting practices.
The financial statements of Variable Annuity Account as of December 31, 2020 and the year or period then ended, have been incorporated by reference herein in reliance upon the report of
MOA Advantage	5

KPMG LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.
As of the date of this Statement of Additional Information, Minnesota Life Insurance Company and Variable Annuity Account engage KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402 as their independent registered public accounting firm.
Registration Statement
A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contract discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information as to the contents of the Contract and other legal instruments are summaries. For a complete statement of the terms of these documents, reference is made to such instruments as filed.
The December 31, 2020 financial statements of the Separate Account and the December 31, 2020 financial statements of the Company are incorporated into this SAI by reference to the Separate Account’s most recent Form N-VPFS https://www.sec.gov/Archives/edgar/data/0000768609/000110465921050700/a21-7954_2nvpfs.htm filed with the SEC.
MOA Advantage	6

PART C
Other Information
Item 24.    Financial Statements and Exhibits
Audited Financial Statements of Variable Annuity Account for the year ended December 31, 2020, are included in Part B of this filing and consist of the following:
1.	Report of Independent Registered Public Accounting Firm.
2.	Statements of Assets and Liabilities, as of December 31, 2020.
3.	Statements of Operations, year or period ended December 31, 2020.
4.	Statements of Changes in Net Assets, years or periods ended December 31, 2020 and 2019.
5.	Notes to Financial Statements.
Audited Financial Statements and Supplementary Schedules of the Depositor, Minnesota Life Insurance Company, are included in Part B of this filing and consist of the following:
1.	Independent Auditor’s Report – Minnesota Life Insurance Company.
2.	Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus – Minnesota Life Insurance Company, as of December 31, 2020 and 2019.
3.	Statutory Statements of Operations and Capital Surplus – Minnesota Life Insurance Company, for the years ended December 31, 2020, 2019, and 2018.
4.	Statutory Statements of Cash Flow – Minnesota Life Insurance Company, for the years ended December 31, 2020, 2019, and 2018.
5.	Notes to Statutory Financial Statements – Minnesota Life Insurance Company, for the years ended December 31, 2020, 2019, and 2018.
6.	Schedule of Selected Financial Data – Minnesota Life Insurance Company as of December 31, 2020.
7.	Schedule of Supplemental Investment Risks Interrogatories – Minnesota Life Insurance Company as of December 31, 2020.
8.	Summary Investment Schedule – Minnesota Life Insurance Company as of December 31, 2020.
(b)	Exhibits

Exhibit Number	Description of Exhibit
1.	The Resolution of The Minnesota Mutual Life Insurance Company’s Executive Committee of its Board of Trustees establishing the Variable Annuity Account filed on February 28, 2005 as Exhibit 24(c)(1) to Variable Annuity Account’s Form N-4, File Number 333-111067, Post-Effective Amendment Number 1, is hereby incorporated by reference.
2.	Not Applicable.
3. (a)	The Amended and Restated Distribution Agreement between Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed on April 27, 2009, as Exhibit 24(c)(3) to Registrant’s Form N-4, File Number 2-97564, Post-Effective Amendment Number 28, is hereby incorporated by reference.
3. (b)	The Dealer Selling Agreement previously filed on July 2, 2002 as Exhibit 24(c)(3) to Variable Annuity Account’s Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
3. (c)	Variable Contract Broker-Dealer Sales Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc. and Waddell & Reed, Inc. previously filed on April 21, 2006 as Exhibit 24(c)(3) (c) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Number 12, is hereby incorporated by reference.
4. (a)	The Annuity Payment Endorsement, form MHC-83-9060 previously filed on May 21, 1999 as Exhibit 24(c)(4)(f) to Variable Annuity Account’s Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.
4. (b)	The Individual Retirement Annuity Endorsement Traditional and SEP Annuity, form 09-70161, previously filed on February 25, 2010 as Exhibit 24(b)(4)(r) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.
4. (c)	The Individual Retirement Annuity Endorsement Roth Annuity, form 09-70164, previously filed on February 25, 2010 as Exhibit 24(b)(4)(t) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.
4. (d)	MyPath Value – Single Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC13-70252, previously filed on June 26, 2013 as Exhibit 24(b)(4)(p) to Variable Annuity Account’s Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.
4. (e)	MyPath Value –Joint Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC13-70253, previously filed on June 26, 2013 as Exhibit 24(b)(4)(q) to Variable Annuity Account’s Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.
4. (f)	MyPath Core Flex – Single Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC13-70254, previously filed on June 26, 2013 as Exhibit 24(b)(4)(r) to Variable Annuity Account’s Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.
4. (g)	MyPath Core Flex – Joint Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC13-70255, previously filed on June 26, 2013 as Exhibit 24(b)(4)(s) to Variable Annuity Account’s Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.
4. (h)	MyPath Summit – Single Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC13-70258, previously filed on June 26, 2013 as Exhibit 24(b)(4)(v) to Variable Annuity Account’s Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.
4. (i)	MyPath Summit – Joint Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC13-70259, previously filed on June 26, 2013 as Exhibit 24(b)(4)(w) to Variable Annuity Account’s Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.
4. (j)	MyPath Ascend 2.0 – Single Rider, form number ICC14-70270, previously filed on August 1, 2014 as Exhibit 24(b)(4)(v) to Variable Annuity Account’s Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 7 and 236, is hereby incorporated by reference.
4. (k)	MyPath Ascend 2.0 – Joint Rider, form number ICC1470271, previously filed on August 1, 2014 as Exhibit 24(b)(4)(w) to Variable Annuity Account’s Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 7 and 236, is hereby incorporated by reference.
4. (l)	MultiOption Advantage Individual Variable Annuity Contract, ICC17-70341, previously filed on November 8, 2017 as Exhibit 24(b)(4)(l) to Variable Annuity Account’s Form N-4, File Number 333-212515, Post-Effective Amendment Numbers 4 and 294, is hereby incorporated by reference.
4. (m)	Return of Purchase Payments Death Benefit Rider, ICC17-70343, previously filed on November 8, 2017 as Exhibit 24(b)(4)(m) to Variable Annuity Account’s Form N-4, File Number 333-212515, Post-Effective Amendment Numbers 4 and 294, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
4. (n)	MyPath Ascend 2.0 – Joint 50 Rider, form number ICC19-70505, previously filed on October 1, 2019 as Exhibit 24(b)(4)(aa) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 23 and 326, is hereby incorporated by reference.
4. (o)	MyPath Horizon – Single Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC20-70559, previously filed on April 29, 2020 as Exhibit 24(b)(4)(o) to Variable Annuity Account's Form N-4, File Number 333-212515, Post-Effective Amendment Numbers 11 and 339, is hereby incorporated by reference.
4. (p)	MyPath Horizon – Joint Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC20-70560 previously filed on April 29, 2020 as Exhibit 24(b)(4)(p) to Variable Annuity Account's Form N-4, File Number 333-212515, Post-Effective Amendment Numbers 11 and 339, is hereby incorporated by reference.
4. (q)	MyPath Horizon – Joint 50 Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC20-70561 previously filed on April 29, 2020 as Exhibit 24(b)(4)(q) to Variable Annuity Account's Form N-4, File Number 333-212515, Post-Effective Amendment Numbers 11 and 339, is hereby incorporated by reference.
4. (r)	MyPath Edge – Single Level Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC20-70591 previously filed on April 29, 2020 as Exhibit 24(b)(4)(r) to Variable Annuity Account's Form N-4, File Number 333-212515, Post-Effective Amendment Numbers 13 and 347, is hereby incorporated by reference.
4. (s)	MyPath Edge – Single Level Plus Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC20-70592 previously filed on April 29, 2020 as Exhibit 24(b)(4)(s) to Variable Annuity Account's Form N-4, File Number 333-212515, Post-Effective Amendment Numbers 13 and 347, is hereby incorporated by reference.
4. (t)	MyPath Edge – Joint Level Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC20-70593 previously filed on April 29, 2020 as Exhibit 24(b)(4)(t) to Variable Annuity Account's Form N-4, File Number 333-212515, Post-Effective Amendment Numbers 13 and 347, is hereby incorporated by reference.
4. (u)	MyPath Edge – Joint Plus Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC20-70594 previously filed on April 29, 2020 as Exhibit 24(b)(4)(u) to Variable Annuity Account's Form N-4, File Number 333-212515, Post-Effective Amendment Numbers 13 and 347, is hereby incorporated by reference.
4. (v)	MyPath Journey – Single Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC20-70595 previously filed on April 29, 2020 as Exhibit 24(b)(4)(v) to Variable Annuity Account's Form N-4, File Number 333-212515, Post-Effective Amendment Numbers 13 and 347, is hereby incorporated by reference.
4. (w)	MyPath Journey – Joint Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC20-70596 previously filed on April 29, 2020 as Exhibit 24(b)(4)(w) to Variable Annuity Account's Form N-4, File Number 333-212515, Post-Effective Amendment Numbers 13 and 347, is hereby incorporated by reference.
4. (x)	MyPath Journey – Joint 50 Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC20-70597 previously filed on April 29, 2020 as Exhibit 24(b)(4)(x) to Variable Annuity Account's Form N-4, File Number 333-212515, Post-Effective Amendment Numbers 13 and 347, is hereby incorporated by reference.
5. (a)	The MultiOption Advantage Individual Variable Annuity Application, form number ICC20-70566 previously filed on April 29, 2020 as Exhibit 24(b)(5)(a) to Variable Annuity Account's Form N-4, File Number 333-212515, Post-Effective Amendment Numbers 11 and 339, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
6. (a)	The Restated Certificate of Incorporation previously filed on October 21, 2003 as Exhibit 27(f)(1) to Variable Annuity Account’s Form N-4, File Number 333-109853, Initial Registration Statement, is hereby incorporated by reference.
6. (b)	The Bylaws of the Depositor previously filed as Exhibit 26(f)(2) to Minnesota Life Variable Life Account’s Form N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.
7.	Not applicable.
8. (a)	Participation Agreement among Securian Funds Trust, Advantus Capital Management, Inc., previously filed on September 30, 2014 as Exhibit 24(b)(8)(a) to Variable Annuity Account’s Form N-4, File Number 333-182763, Post-Effective Amendment Number 8 and 239, is hereby incorporated by reference.
8. (a) (1)	Shareholder Information Agreement among Securian Funds Trust and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(1)(ii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.
8. (b)	Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as Exhibit 27(h)(2)(i) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.
8. (b) (i)	Addendum Dated May 1, 2000 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company, filed on February 27, 2003 as Exhibit 27(h)(2)(ii) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.
8. (b) (ii)	Amendment to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company, filed on February 27, 2003 as Exhibit 27(h)(2)(iii) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.
8. (b) (iii)	Amendment Dated December 1, 2002 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company, filed on February 27, 2003 as Exhibit 27(h)(2)(iv) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.
8. (b) (iv)	Amendment Dated March 1, 2004 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, filed on April 22, 2005 as Exhibit 26(h)(2)(v) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 14, is hereby incorporated by reference.
8. (b) (v)	Amendment dated May 1, 2005 to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(2)(vi) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.
8. (b) (vi)	Amendment Number Two to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, filed on December 20, 2006 as Exhibit 24(c)(d)(vi) to Variable Annuity Account’s Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.
8. (b) (vii)	Amendment Number Seven to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(b)(vii) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
8. (b) (viii)	Amendment Number Eight to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed on April 27, 2015 as Exhibit 26(h)(2)(x) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 36, on April 25, 2015 is hereby incorporated by reference.
8. (c)	Amended and Restated Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(3) to Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.
8. (d)	Fund Shareholder Services Agreement between Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed on July 20, 2012 as Exhibit 24(c)(8)(d) to Variable Annuity Account’s Form N-4, File Number 333-182763, Initial Registration Statement is hereby incorporated by reference.
8. (e)	Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed on February 26, 2003 as Exhibit 24(c)(8)(v) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.
8. (e) (i)	First Amendment to Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company previously filed on August 15, 2006 as Exhibit 26(i)(1)(b) to the Securian Life Variable Universal Life Account’s Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.
8. (f)	Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed on February 26, 2003 as Exhibit 24(c)(8)(w) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.
8. (f) (i)	First Amendment to Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company previously filed on August 15, 2006 as Exhibit 26(i)(2)(b) to the Securian Life Variable Universal Life Account’s Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.
8. (g)	Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company, filed on April 29, 2003 as Exhibit 24(c)(8)(y) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.
8. (g) (i)	Amendment No. 1 to the Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 24(c)(8)(y)(i) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.
8. (g) (ii)	Amendment No. 2 to the Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 24(c)(8)(y)(ii) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.
8. (g) (iii)	Amendment No. 3 to Participation Agreement among Panorama Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(8)(iv) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.
8. (g) (iv)	Amendment No. 4 to Participation Agreement among Panorama Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(8)(v) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
8. (g) (v)	Amendment No. 5 to Participation Agreement among Panorama Series Funds, Inc., Oppenheimer Funds, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as Exhibit 24(c)(l)(v) to Variable Annuity Account’s Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.
8. (g) (vi)	Amendment No. 6 to Participation Agreement among Panorama Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Compan, previously filed as Exhibit 26(h)(6)(vii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.
8. (g) (vii)	Amendment No. 7 to Participation Agreement by and among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company effective August 1, 2010 previously filed on April 25, 2011 as Exhibit 24(c)(8)(g)(vii) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.
8. (g) (viii)	Amendment No. 8 to Participation Agreement by and among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed on April 25, 2014 as Exhibit 26(h)(5)(ix) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 35, is hereby incorporated by reference.
8. (g) (ix)	Amendment No. 9 to Participation Agreement by and among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed on April 25, 2014 as Exhibit 26(h)(5)(x) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 35, is hereby incorporated by reference.
8. (h)	Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company, filed on April 29, 2003 as Exhibit 24(c)(8)(z) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.
8. (h) (i)	Schedule A, as amended May 1, 2003, to the Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company, filed on April 29, 2003 as Exhibit 24(c)(8)(z)(i) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.
8. (h) (ii)	Amendment No. 1 to Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company filed on December 20, 2006 as Exhibit 24(c)(m)(ii) to Variable Annuity Account’s Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.
8. (h) (iii)	Amendment No. 2 to the Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company, previously filed on December 15, 2008 as Exhibit 24(c)(8)(i)(iii) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Number 17, is hereby incorporated by reference.
8. (h) (iv)	Third Amendment to Supplement to Participation Agreement among Putnam Variable Trust, Putnam Retail Management Limited Partnership and Minnesota Life Insurance Company previously filed on April 25, 2011 as Exhibit 24(c)(8)(i)(iv) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.
8. (h) (v)	Fourth Amendment to Participation Agreement among Putnam Variable Trust, Putnam Retail Management Limited Partnership and Minnesota Life Insurance Company, previously filed on April 27, 2015 as Exhibit 24(b)8(h)(v) to Variable Annuity Account’s Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.
8. (h) (vi)	Fifth Amendment to Participation Agreement among Putnam Variable Trust, Putnam Retail Management Limited Partnership and Minnesota Life Insurance Company, previously filed on August 15, 2019 as Exhibit 24(b)(8)(i)(vi) to Variable Annuity Account's Form N-4, File Number 333-233295, Initial Registration Statement, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
8. (i)	Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, filed on April 30, 2003 as Exhibit 27(h)(10)(i) to Minnesota Life Variable Life Account’s Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.
8. (i) (i)	Schedule A as amended May 1, 2003 to the Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, filed on April 30, 2003 as Exhibit 27(h)(10)(ii) to Minnesota Life Variable Life Account’s Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.
8. (i) (ii)	Amendment No. 1 to the Participation Agreement dated March 4, 2002, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(iii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.
8. (i) (iii)	Amendment No. 2 to the Participation Agreement dated March 2, 2002, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(iv) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.
8. (i) (iv)	Amendment No. 3 to Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as Exhibit 24(c)(n)(iv) to Variable Annuity Account’s Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.
8. (i) (v)	Amendment No. 4 to Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc. effective April 30, 2010 filed on April 25, 2011 as Exhibit 24(c)(8)(j)(v) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.
8. (i) (1)	Administrative Services Agreement between Invesco Advisers, Inc. and Minnesota Life Insurance Company dated October 1, 2016, previously filed on November 8, 2016 as Exhibit 24(8)(i)(1) to Variable Annuity Account’s Form N-4, File Number 333-212515, Pre-Effective Amendment Number 1, is hereby incorporated by reference.
8. (j)	Shareholder Services Agreement among American Century Investment Services, Inc. and Minnesota Life Insurance Company previously filed on April 30, 2003 as Exhibit 27(h)(11) to Minnesota Life’s Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.
8. (j) (i)	Amendment No. 1 to Shareholder Services Agreement between Minnesota Life Insurance Company and American Century Investments, Inc., previously filed as Exhibit 26(h)(11)(ii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.
8. (j) (ii)	Amendment No. 2 to Shareholder Services Agreement between Minnesota Life Insurance Company and American Century Investment Services, Inc., previously filed on October 4, 2007 as Exhibit 24(c)(8)(k)(ii) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.
8. (j) (iii)	Amendment No. 3 to Shareholder Services Agreement between Minnesota Life Insurance Company and American Century Investment Services, Inc., previously filed on April 27, 2015 as Exhibit 26(h)(9)(v) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 36, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
8. (j) (iv)	Amendment No. 4 to Shareholder Services Agreement between Minnesota Life Insurance Company and American Century Investment Services, Inc., previously filed on April 27, 2015 as Exhibit 26(h)(9)(vi) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 36, is hereby incorporated by reference.
8. (k)	Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, filed on April 30, 2003 as Exhibit 27(h)(13)(i) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.
8. (k) (i)	Amendment No. 1 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, filed on April 30, 2003 as Exhibit 27(h)(13)(ii) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.
8. (k) (ii)	Amendment No. 2 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, filed on April 30, 2003 as Exhibit 27(h)(13)(iii) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.
8. (k) (iii)	Amendment No. 3 to Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(iv) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.
8. (k) (iv)	Amendment No. 4 to Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(v) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.
8. (k) (v)	Letter dated December 7, 2005 amending Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.
8. (k) (vi)	Amendment No. 5 to Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on December 20, 2006 as Exhibit 24(c)(p)(vi) to Variable Annuity Account’s Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.
8. (k) (vii)	Fee letter dated September 1, 2010 referencing the Participation Agreement by and among the MFS Variable Insurance Trust, Minnesota Life Insurance and Massachusetts Financial Services Company previously filed on April 25, 2011 as Exhibit 24(c)(8)(l)(vii) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.
8. (k) (viii)	Amendment No. 6 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota Life Insurance Company and Massachusetts Financial Services Company effective September 1, 2010 filed on April 25, 2011 as Exhibit 24(c)(8)(l)(viii) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.
8. (k) (ix)	Joinder to Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed on September 7, 2011 as Exhibit 24(c)(8)(l)(viv) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 28 and 182, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
8. (k) (x)	Amendment No. 7 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota Life Insurance Company, and Massachusetts Financial Services Company, previously filed on April 27, 2015 as Exhibit 26(h)(6)(xi) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.
8. (k) (xi)	Amendment No. 8 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota Life Insurance Company, and Massachusetts Financial Services Company, previously filed on April 27, 2015 as Exhibit 26(h)(6)(xii) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.
8. (k) (xii)	Amendment No. 9 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota Life Insurance Company, and Massachusetts Financial Services Company, previously filed on November 8, 2017 as Exhibit 24(b)(8)(k)(xii) to Variable Annuity Account’s Form N-4, File Number 333-212515, Post-Effective Amendment Numbers 4 and 294, is hereby incorporated by reference.
8. (k) (xiii)	Amendment No. 10 to Participation Agreement by and among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, MFS Fund Distributors, Inc., previously filed on November 8, 2017 as Exhibit 24(b)(8)(k)(xiii) to Variable Annuity Account’s Form N-4, File Number 333-212515, Post-Effective Amendment Numbers 4 and 294, is hereby incorporated by reference.
8. (l)	Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company, filed on April 30, 2003 as Exhibit 27(h)(14)(i) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.
8. (l) (i)	Amendment to Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as Exhibit 27(h)(14)(ii) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.
8. (l) (ii)	Amendment No. 2 to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as Exhibit 27(h)(14)(iii) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.
8. (l) (iii)	Amendment No. 3 to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(14)(iv) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.
8. (l) (iv)	Amendment No. 4 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(14)(v) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.
8. (l) (v)	Amendment No. 5 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company filed on December 20, 2006 as Exhibit 24(c)(q)(v) to Variable Annuity Account’s Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.
8. (l) (vi)	Amendment No. 6 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(m)(vi) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
8. (l) (vii)	Amendment to Participation Agreement by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc. Minnesota Life Insurance Company and Securian Financial Services, Inc. effective August 16, 2010 filed on April 25, 2011 as Exhibit 24(c)(8)(m)(vii) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.
8. (l) (viii)	Amendment No. 7 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc. previously filed as Exhibit 26(h)(12)(x) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post- Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.
8. (l) (ix)	Participation Agreement Addendum dated May 1, 2012 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc. previously filed as Exhibit 26(h)(12)(xi) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.
8. (l) (x)	Amendment No. 8 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc, previously filed as Exhibit 26(h)(12)(xii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 34 on April 24, 2013, is hereby incorporated by reference.
8. (l) (xi)	Amendment No. 10 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc, previously filed as Exhibit 26(h)(12)(xiii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 34 on April 24, 2013, is hereby incorporated by reference.
8. (m)	Waddell & Reed Target Funds, Inc. Participation Agreement, previously filed on February 19, 2004 as Exhibit 27(h)(15) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 333-109853, Pre-Effective Amendment Number 1, is hereby incorporated by reference.
8. (m) (i)	Amendment Number One to the Target Funds Participation Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc., previously filed as Exhibit 26(h)(15)(ii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.
8. (m) (ii)	Second Amendment to the Target Funds Participation Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc. previously filed as Exhibit 24(c)(8)(n)(ii) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Number 6, on February 27, 2009, is hereby incorporated by reference.
8. (m) (iii)	Third Amendment to Target Funds Participation Agreement among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, and Minnesota Life Insurance Company filed on April 25, 2011 as Exhibit 24(c)(8)(n)(iii) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.
8. (m) (iv)	Fourth Amendment to Ivy Funds Variable Insurance Portfolios Participation Agreement (Excludes Products Sold Through W&R Distribution System) among Minnesota Life Insurance Company, Waddell & Reed, Inc., and Ivy Funds Variable Insurance Portfolios, previously filed as Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
8. (n)	Rule 22c-2 Shareholder Information Agreement between Janus Capital Management, LLC, Janus Services LLC, Janus Distributors LLC, Janus Aspen Series and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(2)(viii) to Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.
8. (o)	Shareholder Information Agreement among Ivy Funds Distributor, Inc., Waddell & Reed, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(5)(iii) to Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.
8. (p)	Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as Exhibit 24(c)(8)(s) to Variable Annuity Account’s Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.
8. (q)	Shareholder Information Agreement between American Century Investment Services, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as Exhibit 24(c)(8)(t) to Variable Annuity Account’s Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.
8. (r)	Rule 22c-2 Agreement between Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as Exhibit 24(c)(8)(u) to Variable Annuity Account’s Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.
8. (s)	Rule 22c-2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as Exhibit 24(c)(8)(v) to Variable Annuity Account’s Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.
8. (t)	Shareholder Information Agreement Under Rule 22c-2 of the Investment Company Act of 1940 among OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as Exhibit 24(c)(8)(w) to Variable Annuity Account’s Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.
8. (u)	Rule 22c-2 Agreement among Putnam Fiduciary Trust Company, Putnam Retail Management Limited Partnership and Minnesota Life Insurance Company previously filed on September 6, 2007 as Exhibit 24(c)(8)(x) to Variable Annuity Account’s Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.
8. (v)	Fund Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, Alps Advisers, Inc. and Alps Distributors, Inc., previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.
8. (v) (i)	Amendment Number One to the Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisers, Inc. and ALPS Distributors, Inc. filed on February 25, 2010 as Exhibit 24(b)(8)(aa)(i) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.
8. (v) (ii)	Amendment Number Two to Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed on April 27, 2010 as Exhibit 26(h)(18)(iii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
8. (v) (iii)	Amendment Number Three to Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc, previously filed as Exhibit 26(h)(18)(iv) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.
8. (v) (iv)	Amendment Number Four to Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc, previously filed as Exhibit 26(h)(18)(v) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.
8. (v) (v)	Amendment Number Five to Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc, previously filed as Exhibit 26(h)(18)(vi) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.
8. (v) (vi)	Amendment Number Six among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed on August 15, 2019 as Exhibit 24(b)(8)(x)(vi) to Variable Annuity Account's Form N-4, File Number 333-233295, Initial Registration Statement, is hereby incorporated by reference.
8. (v) (vii)	Amendment Number Seven among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed on August 15, 2019 as Exhibit 24(b)(8)(x)(vii) to Variable Annuity Account's Form N-4, File Number 333-233295, Initial Registration Statement, is hereby incorporated by reference.
8. (v) (viii)	Amendment Number Eight among Minnesota Life Insurance Company, ALPS Variable Investment Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc. previously filed on February 23, 2021 as Exhibit 30(h)(2)(x) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Numbers 16 and 89, is hereby incorporated by reference.
8. (w)	Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., Morgan Stanley Investment Management Inc., and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.
8. (w) (i)	Amendment Number One to Participation Agreement among Minnesota Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc., previously filed on April 27, 2010 as Exhibit 26(h)(17)(ii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Numbers 30, is hereby incorporated by reference.
8. (w) (ii)	Second Amendment to Participation Agreement among Minnesota Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc., previously filed on April 27, 2015 as Exhibit 24(b)(8)(y)(ii) to Variable Annuity Account’s Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.
8. (w) (iii)	Third Amendment to Participation Agreement among Minnesota Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc., previously filed on April 27, 2015 as Exhibit 24(b)(8)(y)(iii) to Variable Annuity Account’s Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
8. (w) (iv)	Fourth Amendment to Participation Agreement among Minnesota Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distributors, Inc. and Morgan Stanley Investment Management, Inc., previously filed on August 15, 2019 as Exhibit 24(b)(8)(y)(iv) to Variable Annuity Account's Form N-4, File Number 333-233295, Initial Registration Statement, is hereby incorporated by reference.
8. (x)	Fund Participation Agreement among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc. and Minnesota Life Insurance Company, previously filed on October 9, 2009 as Exhibit 24(c)(8)(cc) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Number 8, is hereby incorporated by reference.
8. (x) (i)	Amendment No. 1 to Participation Agreement among Minnesota Life Insurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Investment Advisers LLC, previously filed on August 15, 2019 as Exhibit 24(b)(8)(z)(i) to Variable Annuity Account's Form N-4, File Number 333-233295, Initial Registration Statement, is hereby incorporated by reference.
8. (y)	Selling Agreement for Advisor Class Shares of PIMCO Variable Insurance Trust between Allianz Global Investors Distributors LLC and Minnesota Life Insurance Company filed on April 25, 2011 as Exhibit 24(c)(8)(dd) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.
8. (y) (i)	Amendment to Selling Agreement between Minnesota Life Insurance Company and PIMCO Investments LLC, previously filed as Exhibit 26(h)(22)(vi) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.
8. (y) (ii)	Second Amendment to the Participation Agreement by and among PIMCO Investments LLC, PIMCO Variable Insurance Trust, and Minnesota Life Insurance Company, previously filed on April 27, 2015 as Exhibit 26(h)(8)(viii) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.
8. (y) (iii)	Third Amendment to the Participation Agreement by and among PIMCO Investments LLC, PIMCO Variable Trust and Minnesota Life Insurance Company, previously filed on August 15, 2019 as Exhibit 24(b)(8)(aa)(iii) to Variable Annuity Account's Form N-4, File Number 333-233295, Initial Registration Statement, is hereby incorporated by reference.
8. (z)	PIMCO Services Agreement for Advisor Class Shares of PIMCO Variable Insurance Trust between Pacific Investment Management Company LLC and Minnesota Life Insurance Company previously filed April 25, 2011 as Exhibit 24(c)(8)(ee) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.
8. (z) (i)	Amendment No. 1 to PIMCO Services Agreement for Advisor Class Shares of PIMCO Variable Insurance Trust Effective May 1, 2013, previously filed as Exhibit 26(h)(22)(vii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.
8. (aa)	Participation Agreement among Minnesota Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC previously filed on April 25, 2011 as Exhibit 24(c)(8)(ff) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.
8. (aa) (i)	Termination, New Agreements and Amendments Relating to Intermediary Agreements for PIMCO Variable Insurance Trust among Allianz Global Investors Distributors LLC, PIMCO Investments LLC and Minnesota Life Insurance Company previously filed as Exhibit 26(h)(22)(iv) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
8. (aa) (ii)	Amendment to Participation Agreement among Minnesota Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Investments LLC, previously filed as Exhibit 26(h)(22)(v) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.
8. (bb)	Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Minnesota Life Insurance Company previously filed on April 25, 2011 as Exhibit 24(c)(8)(gg) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.
8. (bb) (i)	Amendment to Participation Agreement between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co., and Minnesota Life Insurance Company previously filed on July 20, 2012 as Exhibit 24(c)(8)(dd)(i) to Variable Annuity Account’s Form N-4, File Number 333-182763, Initial Registration Statement is hereby incorporated by reference.
8. (bb) (ii)	Second Amendment to Participation Agreement among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(23)(v) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.
8. (bb) (iii)	Third Amendment to Participation Agreement among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(23)(vi) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.
8. (cc)	Administrative Services Agreement between Goldman Sachs Asset Management, L.P. and Minnesota Life Insurance Company filed April 25, 2011 as Exhibit 24(c)(8)(hh) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.
8. (cc) (i)	Amendment to Administrative Services Agreement Between Goldman Sachs Asset Management, L.P. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(23)(vii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.
8. (dd)	Services Agreement between Goldman, Sachs & Co. and Minnesota Life Insurance Company. previously filed April 25, 2011 as Exhibit 24(c)(8)(ii) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.
8. (ee)	Fund Participation and Service Agreement among Minnesota Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and American Funds Insurance Series filed April 25, 2011 as Exhibit 24(c)(8)(jj) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.
8. (ee) (i)	Amendment No. 1 to Fund Participation and Service Agreement among Minnesota Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and American Funds Insurance Series, previously filed as Exhibit 26(h)(24)(iv) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.
8. (ee) (ii)	Second Amendment to the Business Agreement by and among Minnesota Life Insurance Company, Securian Financial Services, Inc., American Funds Distributors, Inc., and Capital Research and Management Company, previously filed as Exhibit 26(h)(24)(v) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 36, on April 27, 2015, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
8. (ff)	Business Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., American Funds Distributors, Inc. and Capital Research and Management Company filed on April 25, 2011 as Exhibit 24(c)(8)(kk) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.
8. (gg)	American Funds Rule 22c-2 Agreement among American Funds Service Company and Minnesota Life Insurance Company previously filed on April 25, 2011 as Exhibit 24(c)(8)(ll) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.
8. (hh)	Distribution and Shareholder Services Agreement dated March 9, 2012 between Northern Lights Variable Trust and Minnesota Life Insurance Company, previously filed on April 27, 2012 as Exhibit 24(c)(8)(mm) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 15 and 192, is hereby incorporated by reference.
8. (hh)(i)	Amendment to Distribution and Shareholder Services Agreement Among Northern Lights Variable Trust, and Minnesota Life Insurance Company dated June 10, 2021.
8. (ii)	Fund Participation Agreement dated March 12, 2012 among Northern Lights Variable Trust, Minnesota Life Insurance Company, Northern Lights Distributors, LLC and ValMark Advisers, Inc., previously filed on April 27, 2012 as Exhibit 24(c)(8)(nn) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 15 and 192, is hereby incorporated by reference.
8. (ii) (i)	First Amendment to the Participation Agreement among Northern Lights Variable Trust, Northern Lights Distributors, LLC, ValMark Advisers, Inc. and Minnesota Life Insurance Company dated October 8, 2012, previously filed on April 25, 2014 as Exhibit 24(c)(8)(kk)(i) to Variable Annuity Account’s Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 5 and 226, is hereby incorporated by reference.
8. (ii) (ii)	Second Amendment to the Participation Agreement among Northern Lights Variable Trust, Northern Lights Distributors, LLC, ValMark Advisers, Inc. and Minnesota Life Insurance Company dated March 12, 2012 as authorized November 5, 2013, previously filed on April 25, 2014 as Exhibit 24(c)(8)(kk)(ii) to Variable Annuity Account’s Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 5 and 226, is hereby incorporated by reference.
8. (ii) (iii)	Addendum to the Participation Agreement among Northern Lights Variable Trust, Northern Lights Distributors, LLC, ValMark Advisers, Inc. and Minnesota Life Insurance Company previously filed on October 15, 2020 as Exhibit 24(b)8(jj)(iii) to Variable Annuity Account’s Form N-4, File Number 333-233295, Post-Effective Amendment Numbers 2 and 248, is hereby incorporated by reference.
8. (ii) (iv)	Amendment to Participation Agreement Among Northern Lights Variable Trust, Northern Lights Distributors, LLC, ValMark Distributors LLC, ValMark Advisers, Inc., and Minnesota Life Insurance Company dated August 12, 2021
8. (jj)	Participation Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., and AllianceBernstein Investments, Inc., previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.
8. (jj)(i)	Amendment Number One to Participation Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc., previously filed April 27, 2010 as Exhibit 26(h)(21)(ii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.
8. (jj)(ii)	Amendment Number Two to Participation Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc., previously filed as Exhibit 26(h)(21)(iii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 34, April 24, 2013, is hereby incorporated by reference

Exhibit Number	Description of Exhibit
8. (jj) (iii)	Amendment Number Three to Participation Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., AllianceBernstein L.P., and AllianceBernstein Investments, Inc., previously filed on August 15, 2019 as Exhibit 24(b)(8)(kk)(iii) to Variable Annuity Account's Form N-4, File Number 333-233295, Initial Registration Statement, is hereby incorporated by reference.
8. (jj) (iiv)	Amendment Number Four to Participation Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., AllianceBernstein L.P., and AllianceBernstein Investments, Inc., previously filed on August 15, 2019 as Exhibit 24(b)(8)(kk)(iv) to Variable Annuity Account's Form N-4, File Number 333-233295, Initial Registration Statement, is hereby incorporated by reference.
8. (kk)	Participation Agreement among Minnesota Life Insurance Company, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Fund Advisor, LLC and Legg Mason Investor Services, LLC, previously filed on April 27, 2015 as Exhibit 24(b)(8)(mm) to Variable Annuity Account’s Form N-4, File Number 333-182763 Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.
8. (ll)	Administrative Services Agreement between Minnesota Life Insurance Company and Legg Mason Investor Services, LLC, previously filed on April 27, 2015 as Exhibit 24(b)(8)(nn) to Variable Annuity Account’s Form N-4, File Number 333-182763 Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.
8. (mm)	Participation Agreement among BlackRock Variable Series Funds, Inc., BlackRock Variable Series Funds II, Inc., BlackRock Investments, LLC and Minnesota Life Insurance Company, previously filed on April 28, 2021, as Exhibit 24(b)(8)(mm) to Variable Annuity Account's Form N-4, File Number 333-212515 Post-Effective Amendment Numbers 14 and 353, is hereby incorporated by reference.
8. (nn)	Distribution Agreement among BlackRock Variable Series Funds, Inc., BlackRock Variable Series Funds II, Inc. and Minnesota Life Insurance Company, previously filed on April 28, 2021, as Exhibit 24(b)(8)(nn) to Variable Annuity Account's Form N-4, File Number 333-212515 Post-Effective Amendment Number 14 and 353, is hereby incorporated by reference.
8. (oo)	Administrative Services Agreement between BlackRock Advisors, LLC and Minnesota Life Insurance Company, previously filed on April 28, 2021, as Exhibit 24(b)(8)(oo) to Variable Annuity Accounts Form N-4, File Number 333-212515 Post-Effective Amendment Number 14 and 353, is hereby incoporated by reference.
9.	Opinion and consent of John P. Hite, Esq.
10.	Consent of KPMG LLP.
11.	Not applicable.
12.	Not applicable.
13.	Minnesota Life Insurance Company Power of Attorney to sign Registration Statements.
Item 25.    Directors and Officers of the Minnesota Life Insurance Company
Name and Principal Business Address	Position and Offices with the Depositor
Erich J. Axmacher Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President, Corporate Compliance Officer & Chief Privacy Officer
Barbara A. Baumann Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President – Business Services

Name and Principal Business Address	Position and Offices with the Depositor
Michael P. Boyle Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Law
Mary K. Brainerd 1823 Park Avenue Mahtomedi, MN 55115	Director
Kimberly K. Carpenter Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – CCO Individual Solutions
Gary R. Christensen Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Director, Attorney-in-Fact, Senior Vice President, General Counsel and Secretary
George I. Connolly Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Executive Vice President – Individual Solutions
Robert J. Ehren Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Senior Vice President – Business Services
Kristin M. Ferguson Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President and Actuary – CFO Individual Solutions
Benjamin G.S. Fowke III Chairman, President and Chief Executive Officer Xcel Energy, Inc. 414 Nicollet Mall, 401-9 Minneapolis, MN 55401	Director
Siddharth S. Gandhi Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Senior Vice President – Chief Strategy and Enterprise Technology Officer
Sara H. Gavin President, North America Weber Shandwick 510 Marquette Avenue 13F Minneapolis, MN 55402	Director
Mark J. Geldernick Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President and Chief Risk Officer
Eric B. Goodman 101 North 7th Street Suite 202 Louisville, KY 40202	Director

Name and Principal Business Address	Position and Offices with the Depositor
Christopher M. Hilger Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Director, Chairman of the Board, President and CEO
Ann McGarry Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Marketing
Susan M. Munson-Regala Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President and Actuary – Affinity Solutions
Ted J. Nistler Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President and Treasurer
Kent O. Peterson Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President and Actuary – CFO Retirement Solutions
Trudy A. Rautio 5000 France Avenue South #23 Edina, MN 55410-2060	Director
Robert L. Senkler 557 Portsmouth Court Naples, FL 34110	Director
Bruce P. Shay Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Executive Vice President
Mark W. Sievers Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Chief Audit Executive
Mary L. Streed Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – HRBP & Associate Experience
Katia O. Walsh Chief Strategy and Artificial Intelligence Officer, Global Leadership Team Levi Strauss & Co. 115 Battery Street San Francisco, CA 94111	Director
Kevin F. Warren Commissioner Big Ten Conference 5440 Park Place Rosemont, IL 60018	Director

Name and Principal Business Address	Position and Offices with the Depositor
John A. Yaggy Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President and Controller
Warren J. Zaccaro Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Director, Executive Vice President and CFO
Item 26.    Persons Controlled by or Under Common Control with the Depositor or Variable Annuity Account,
Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:
Securian Holding Company (Delaware)
Wholly-owned subsidiaries of Securian Holding Company:
Securian Financial Group, Inc. (Delaware)
Robert Street Property Management, Inc.
Wholly-owned subsidiaries of Securian Financial Group, Inc.:
Minnesota Life Insurance Company
Securian Ventures, Inc.
Securian Asset Management, Inc.
Securian Financial Services, Inc.
Securian Casualty Company
Ochs, Inc.
Lowertown Capital, LLC (Delaware)
Securian Holding Company Canada, Inc. (British Columbia, Canada)
1880 Reinsurance Company (Vermont)
Wholly-owned subsidiaries of Minnesota Life Insurance Company:
Allied Solutions, LLC (Indiana)
Securian Life Insurance Company
Marketview Properties, LLC
Marketview Properties II, LLC
Marketview Properties III, LLC
Marketview Properties IV, LLC
Oakleaf Service Corporation
Securian AAM Holdings, LLC (Delaware)
Majority-owned subsidiary of Allied Solutions, LLC:
Allied Dispatch Solutions, LLC
Clauson Dealer Services, LLC (Delaware)
Majority-owned subsidiary of Securian AAM Holdings, LLC:
Asset Allocation & Management Company, L.L.C. (Delaware)
Wholly-owned subsidiary of Securian Holding Company Canada, Inc. (British Columbia, Canada):
Securian Canada, Inc. (British Columbia, Canada)
Wholly-owned subsidiaries of Securian Canada, Inc. (British Columbia, Canada):

Canadian Premier Life Insurance Company (Ontario, Canada)
CRI Canada Ltd. (British Columbia, Canada)
Canadian Premier General Insurance Company (Ontario, Canada)
Selient, Inc. (Ontario, Canada)
Armour Group Inc.
2602432 Ontario Ltd.
Wholly-owned subsidiaries of Armour Group, Inc.:`
Vehicle Armour Inc.
Integrated Warranty Services Inc.
Premium Services Group, Inc.
VA Insurance Services Inc.
Wholly-owned subsidiary of 2602432 Ontario Ltd.:
Loan Armour Insurance Solutions Inc.
Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance Company:
Securian Funds Trust
Majority-owned subsidiary of Securian Financial Group, Inc.:
Empyrean Holding Company, Inc. (Delaware)
Securian Trust Company, N.A.
Wholly-owned subsidiary of Empyrean Holding Company, Inc. (Delaware):
Empyrean Benefit Solutions, Inc. (Delaware)
Wholly-owned subsidiaries of Empyrean Benefit Solutions, Inc. (Delaware):
Empyrean Insurance Services, Inc. (Texas)
Spinnaker Holdings, LLC (Delaware)
Wholly-owned subsidiaries of Spinnaker Holdings, LLC (Delaware):
Bloom Health Insurance Agency, LLC (Delaware)
Bloom Health Services, LLC (Delaware)
Fifty percent-owned subsidiary of Minnesota Life Insurance Company:
CRI Securities, LLC
Unless indicated otherwise parenthetically, each of the above entities is organized under Minnesota law.
Item 27.    Number of Contractowners
The number of holders of securities of this class on October 4, 2021 were as follows:
Title of Class	Number of Record Holders
Variable Annuity Contracts – MultiOption Advantage	4
Item 28.    Indemnification
The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys’ fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.
Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.
Insofar as indemnification for liability arising under the Securities Act of 1933 (”the Act”) may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and the Variable Annuity Account, pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and the Variable Annuity Account, have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and the Variable Annuity Account, of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and the Variable Annuity Account, in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and the Variable Annuity Account, will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29.    Principal Underwriters
(a)	Securian Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:
Variable Fund D
Variable Annuity Account
Minnesota Life Variable Life Account
Minnesota Life Individual Variable Universal Life Account
Minnesota Life Variable Universal Life Account
Securian Life Variable Universal Life Account
(b)	Directors and Officers of Securian Financial Services, Inc:

Name and Principal Business Address	Positions and Offices with Underwriter
George I. Connolly Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	President, Chief Executive Officer and Director
Gary R. Christensen Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Director
Warren J. Zaccaro Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Director
Jeffrey D. McGrath Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Vice President

Name and Principal Business Address	Positions and Offices with Underwriter
Kimberly K. Carpenter Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Senior Vice President, Chief Compliance Officer and Anti-Money Laundering Compliance Officer
Kjirsten G. Zellmer Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Vice President - Strategy and Business Operations
Kristin M. Ferguson Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Vice President, Chief Financial Officer, Treasurer and Financial Operations Principal
(c)	All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Other Compensation
Securian Financial Services, Inc.	$20,987,995	—	—	—
Item 30.     Location of Accounts and Records
The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101.
Item 31.     Management Services
None.
Item 32.     Undertakings
(a) Minnesota Life Insurance Company hereby represents that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b) Minnesota Life Insurance Company hereby represents that it will include as part of the prospectus, a toll-free number and a written communication included within the prospectus, that allows an applicant to call or write to request a Statement of Additional Information.
(c) Minnesota Life Insurance Company hereby represents that it will delivery any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
(d) Minnesota Life Insurance Company hereby represents that, as to the variable annuity contract which is the subject of this Registration Statement, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Minnesota Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account, certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and that it has caused this Registration Statement to be signed on its behalf in the City of St. Paul and the State of Minnesota, on the 16th day of September, 2021.
VARIABLE ANNUITY ACCOUNT
(Registrant)
By:  MINNESOTA LIFE INSURANCE COMPANY
(Depositor)
By  /s/ Christopher M. Hilger

Christopher M. Hilger
Chairman of the Board,
President and Chief Executive Officer
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, Minnesota Life Insurance Company, certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and that it has caused this Registration Statement to be signed on its behalf in the City of St. Paul and the State of Minnesota, on the 16th day of September, 2021.
MINNESOTA LIFE INSURANCE COMPANY
(Depositor)
By  /s/ Christopher M. Hilger

Christopher M. Hilger
Chairman of the Board,
President and Chief Executive Officer
As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.
Signature	Title	Date
/s/ Christopher M. Hilger Christopher M. Hilger	Chairman of the Board, President and Chief Executive Officer	September 16, 2021
* Robert L. Senkler	Director
* Mary K. Brainerd	Director
* Gary R. Christensen	Director
* Benjamin G.S. Fowke III	Director
* Sara H. Gavin	Director
* Eric B. Goodman	Director

Signature	Title	Date
* Trudy A. Rautio	Director
* Bruce P. Shay	Director
* Katio O. Walsh	Director
* Kevin F. Warren	Director
* Warren J. Zaccaro	Director
/s/ Warren J. Zaccaro Warren J. Zaccaro	Executive Vice President and Chief Financial Officer (chief financial officer)	September 16, 2021
/s/ John A. Yaggy John A. Yaggy	Vice President and Controller (chief accounting officer)	September 16, 2021
/s/ Ted J. Nistler Ted J. Nistler	Second Vice President and Treasurer (treasurer)	September 16, 2021
/s/ Gary R. Christensen Gary R. Christensen	Director, Attorney-in-Fact, Senior Vice President, General Counsel and Secretary	September 16, 2021
* Pursuant to power of attorney dated April 13, 2021, a copy of which is filed herewith.

Exhibit Number	Description of Exhibit
8. (ii)(iv)	Exhibit 24(b)8(ii)(iv) Amendment to Participation Agreement Among Northern Lights Variable Trust, Northern Lights Distributors, LLC, ValMark Distributors LLC, ValMark Advisers, Inc., and Minnesota Life Insurance Company dated August 12, 2021
8. (hh)(i)	Exhibit 24(b)8(hh)(i) Amendment to Distribution and Shareholder Services Agreement Among Northern Lights Variable Trust, and Minnesota Life Insurance Company dated June 10, 2021
9.	Opinion and consent of John P. Hite, Esq.
10.	Consent of KPMG.
13.	Minnesota Life Insurance Company Power of Attorney to sign Registration Statements.
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